January 18, 2005

Dear Shareholder:

You are cordially invited to attend a Special Meeting of Shareholders (the "Meeting") of LEADER Mutual Funds (the "Trust"), which will be held on February 4, 2005 at 10:00 a.m., Eastern Time, at the offices of the Trust, 3435 Stelzer Road, Columbus, Ohio.

The Trust's Board of Trustees is recommending that shareholders of each series of the Trust approve a proposed Agreement and Plan of Reorganization, which provides for the reorganization of their series into a corresponding newly formed series of Regions Morgan Keegan Select Funds or Morgan Keegan Select Fund, Inc.

THE MATTERS TO BE ACTED UPON AT THE MEETING WITH RESPECT TO EACH SERIES OF THE TRUST ARE DESCRIBED IN THE ATTACHED NOTICE AND PROSPECTUS/PROXY STATEMENT.

Although we would like very much to have each shareholder attend the Meeting, we realize this is not possible. Whether or not you plan to be present at the Meeting, we need your vote. WE URGE YOU TO COMPLETE, SIGN AND RETURN THE ENCLOSED PROXY CARD PROMPTLY. A POSTAGE-PAID ENVELOPE IS ENCLOSED FOR THIS PURPOSE.

If you return your proxy promptly, you can help avoid the expense of follow-up mailings to achieve a quorum so that the business of the Meeting can be conducted. Proxies may be revoked at any time before they are voted by a written revocation received by the Secretary of the Trust, by properly executing a later-dated proxy or by attending the Meeting, requesting return of a proxy and voting in person.

We look forward to seeing you at the Meeting or receiving your proxy so that your shares may be voted at the Meeting.

By order of the Board of Trustees,

Charles J. Daly, Secretary

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS


TO THE SHAREHOLDERS OF LEADER MUTUAL FUNDS:

A Special Meeting of Shareholders (the "Meeting") of LEADER Mutual Funds (the "Trust") will be held on February 4, 2005 at 10:00 a.m., Eastern Time, at the offices of the Trust, 3435 Stelzer Road, Columbus, Ohio, for the following purposes:

      1. To approve an Agreement and Plan of Reorganization, in the form set forth in Appendix A to the attached Prospectus/Proxy Statement, between the Trust, on behalf of LEADER Growth Equity Fund, LEADER Growth & Income Fund, LEADER Balanced Fund, LEADER Tax-Exempt Bond Fund, LEADER Intermediate Bond Fund, LEADER Tax-Exempt Money Market Fund and LEADER Money Market Fund, each a series of the Trust, and Regions Morgan Keegan Select Funds (the "Acquiring Trust"), on behalf of corresponding newly created series of the Acquiring Trust;

      2. To approve an Agreement and Plan of Reorganization, in the form set forth in Appendix B to the attached Prospectus/Proxy Statement, between the Trust, on behalf of LEADER Short Term Bond Fund, a series of the Trust, and Morgan Keegan Select Fund, Inc. (the "Acquiring Corporation"), on behalf of Regions Morgan Keegan Select LEADER Short Term Bond Fund, a newly created series of the Acquiring Corporation; and

      3. To consider such other matters as may properly come before the Meeting.

By order of the Board of Trustees,

Charles J. Daly, Secretary

January 18, 2005

WE URGE YOU TO MARK, SIGN, DATE AND MAIL THE ENCLOSED PROXY IN THE ENCLOSED ENVELOPE SO YOU WILL BE REPRESENTED AT THE MEETING.

PROXY STATEMENT

LEADER GROWTH EQUITY FUND
LEADER GROWTH & INCOME FUND
LEADER BALANCED FUND
LEADER TAX-EXEMPT BOND FUND
LEADER INTERMEDIATE BOND FUND
LEADER TAX-EXEMPT MONEY MARKET FUND
LEADER MONEY MARKET FUND
LEADER SHORT TERM BOND FUND
Each a Series of LEADER Mutual Funds (the "Acquired Trust")
3435 Stelzer Road, Columbus, Ohio 43219


PROSPECTUS FOR

REGIONS MORGAN KEEGAN SELECT LEADER GROWTH EQUITY FUND
REGIONS MORGAN KEEGAN SELECT LEADER GROWTH & INCOME FUND
REGIONS MORGAN KEEGAN SELECT LEADER BALANCED FUND
REGIONS MORGAN KEEGAN SELECT LEADER TAX-EXEMPT BOND FUND
REGIONS MORGAN KEEGAN SELECT LEADER INTERMEDIATE BOND FUND
REGIONS MORGAN KEEGAN SELECT LEADER TAX-EXEMPT MONEY MARKET FUND
REGIONS MORGAN KEEGAN SELECT LEADER MONEY MARKET FUND
Each a Series of Regions Morgan Keegan Select Funds (the "Acquiring Trust") 5800 Corporate Drive, Pittsburgh, Pennsylvania, 15237-7010

AND

REGIONS MORGAN KEEGAN SELECT LEADER SHORT TERM BOND FUND
A Series of Morgan Keegan Select Fund, Inc. (the "Acquiring Corporation") 50 North Front Street, Memphis, Tennessee 38103

This Prospectus/Proxy Statement is being furnished to shareholders of LEADER Growth Equity Fund, LEADER Growth & Income Fund, LEADER Balanced Fund, LEADER Tax-Exempt Bond Fund, LEADER Intermediate Bond Fund, LEADER Tax-Exempt Money Market Fund, LEADER Money Market Fund and LEADER Short Term Bond Fund (each, an "Acquired Fund" and collectively, the "Acquired Funds") in connection with a special meeting of shareholders (the "Meeting") to approve two Agreements and Plans of Reorganization with respect to the Acquired Funds (each, a "Reorganization Plan" and together, the "Reorganization Plans"). Under each Reorganization Plan, shareholders of an Acquired Fund will receive shares of a substantially similar fund newly created by the Acquiring Trust and the Acquiring Corporation, each a registered, open-end management investment company, called Regions Morgan Keegan Select LEADER Growth Equity Fund, Regions Morgan Keegan Select LEADER Growth & Income Fund, Regions Morgan Keegan Select LEADER Balanced Fund, Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund, Regions Morgan Keegan Select LEADER Intermediate Bond Fund, Regions Morgan Keegan Select LEADER Tax-Exempt Money Market Fund, Regions Morgan Keegan Select LEADER Money Market Fund and Regions Morgan Keegan Select LEADER Short Term Bond Fund, respectively (each, an "Acquiring Fund" and collectively, the "Acquiring Funds," and together with the Acquired Funds, the "Funds," and each a "Fund") ). On the closing date of the reorganizations contemplated by the Reorganization Plans (the "Reorganizations"), each Acquired Fund shareholder will receive shares of the corresponding Acquiring Fund equal to the value of the shareholder's Acquired Fund shares on the closing date.

The Acquiring Funds will not commence operations until after the Reorganizations are completed. Morgan Asset Management, Inc. (the "Adviser") is the investment adviser of the Acquired Funds and, after the Reorganizations, will be the investment adviser of the Acquiring Funds. In addition, the same portfolio managers who manage the Acquired Funds will manage the Acquiring Funds after consummation of the Reorganizations.

After the Reorganizations are complete, the Acquired Funds will be dissolved. The Reorganizations are expected to be effective on or about February 18, 2005.

This Prospectus/Proxy Statement, which you should read carefully and retain for future reference, sets forth concisely information that you should know about the Acquired Funds, the Acquiring Funds and the Reorganizations.

A Statement of Additional Information, dated January 18, 2005, relating to the Reorganizations has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus/Proxy Statement. A copy of the Statement of Additional Information is available upon request and without charge by calling the Adviser at 1-877-757-7424, or by contacting your financial intermediary.

The SEC maintains a web site (http://www.sec.gov) that contains these documents as well as documents of the Acquired Trust, including the Acquired Trust's Annual Report for the year ended August 31, 2004. You also may obtain a free copy of the Acquired Trust documents by calling 1-800-986-3384 or by contacting your financial intermediary.

These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense. The date of this Prospectus/Proxy Statement is January 18, 2005.

                                TABLE OF CONTENTS
                                -----------------

                                                                            PAGE
                                                                            ----

SYNOPSIS                                                                       1
  The Reorganizations                                                          1
  Comparison of Investment Objectives, Policies and Risks
    of the Funds                                                               1
  Comparison of Fees and Expenses                                             13
  Performance Information                                                     41
  Comparison of Distribution, Purchase, Redemption and
    Exchange Features                                                         55

THE REORGANIZATIONS                                                           56
  Summary of the Reorganizations                                              56
  Key Points About the Reorganizations                                        58
  Federal Income Tax Considerations                                           58
  Information About the Adviser                                               60
  Portfolio Management                                                        60
  Capitalization                                                              61
  Financial Highlights                                                        64

PROPOSAL 1:  APPROVAL OF REORGANIZATION PLAN BETWEEN ACQUIRED
TRUST AND ACQUIRING TRUST                                                     64
  Summary of the Reorganizations                                              64
  Evaluation by the Board                                                     64
  Comparative Information About the Funds                                     65
  Required Vote                                                               71

PROPOSAL 2:  APPROVAL OF REORGANIZATION PLAN BETWEEN ACQUIRED
TRUST AND ACQUIRING CORPORATION                                               71
  Summary of the Reorganization                                               72
  Evaluation by the Board                                                     72
  Comparative Information About the Funds                                     73
  Required Vote                                                               78

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS AND OBLIGATIONS                 78
  General                                                                     78
  Shares of the Funds                                                         78
  Voting Rights                                                               78
  Trustees and Directors                                                      79
  Liability of Trustees/Directors and Officers                                79
  Shareholder Liability                                                       79

 OTHER MATTERS                                                                79

APPENDIX A: Agreement and Plan of Reorganization between Acquired
  Trust and Acquiring Trust                                                  A-1

APPENDIX B:  Agreement and Plan of Reorganization between Acquired           B-1
  Trust and Acquiring Corporation

APPENDIX C: Principal Holders of the Acquired Funds' Shares                  C-1

                                    SYNOPSIS

THE REORGANIZATIONS

Effective July 1, 2004, Union Planters Corporation, the parent of Union Planters Investment Advisers, Inc., the former investment adviser to the series of the Acquired Trust, merged with and into Regions Financial Corporation ("Regions") (the "Merger"). Following the Merger and pursuant to approval by the Acquired Trust's Board of Trustees (the "Board") and the shareholders of each Acquired Fund, the Adviser was selected as the investment adviser to each Acquired Fund.

In an effort to reduce costs for shareholders of the Acquired Trust and create opportunity for further economies of scale, enhance the cash flow into the Acquired Trust, enhance the shareholder services available to the Acquired Trust's investors and promote efficiency of operations and governance within the Regions fund family, the Adviser proposed that each Acquired Fund be reorganized into a corresponding, newly created series (I.E., each Acquiring Fund) of the Acquiring Trust, a Massachusetts business trust, or the Acquiring Corporation, a Maryland corporation (collectively, the "RMK Funds"). At a meeting held on December 3, 2004, the Board of the Acquired Trust approved (i) a Reorganization Plan between the Acquired Trust, on behalf of LEADER Growth Equity Fund, LEADER Growth & Income Fund, LEADER Balanced Fund, LEADER Tax-Exempt Bond Fund, LEADER Intermediate Bond Fund, LEADER Tax-Exempt Money Market Fund and LEADER Money Market Fund, and the Acquiring Trust, on behalf of the Acquiring Funds that are series thereof, and (ii) a Reorganization Plan between the Acquired Trust, on behalf of LEADER Short Term Bond Fund, and the Acquiring Corporation, on behalf of Regions Morgan Keegan Select LEADER Short Term Bond Fund, and concluded that participation in the Reorganizations is in the best interests of the Acquired Funds and that the interests of their existing shareholders will not be diluted as a result of their effecting the Reorganizations. Pursuant to the Reorganization Plans, each holder of Investor A and Investor B shares of an Acquired Fund will receive Class A shares of the corresponding Acquiring Fund, and each holder of Institutional and Sweep shares of an Acquired Fund will receive Class I shares of the corresponding Acquiring Fund, in each case with the same net asset value as those Acquired Fund shares the shareholder held immediately prior to the Reorganization.

Under each Reorganization Plan, an Acquired Fund will transfer all of its assets to the corresponding Acquiring Fund in exchange solely for shares of the Acquiring Fund and the Acquiring Fund's assumption of all of the liabilities of the Acquired Fund. Each Acquired Fund will then distribute those shares to its shareholders in exchange for their shares of the Acquired Fund. Each shareholder of each Acquired Fund will receive full and fractional shares of a class of the corresponding Acquiring Fund equal in value to the shares in the corresponding class of the Acquired Fund that shareholder held immediately prior to the Reorganizations. The closing date of the Reorganizations is expected to be on or about February 18, 2005. Each Reorganization Plan provides that the Adviser will bear all costs and expenses of the Reorganizations, including the costs and expenses incurred in the preparation and mailing of this Prospectus/Proxy Statement.

The implementation of each Reorganization is subject to a number of conditions set forth in the applicable Reorganization Plan. Among the significant conditions are the receipt by Acquired Trust of an opinion of counsel to the effect that each Reorganization will be treated as a tax-free transaction for federal income tax purposes to the Acquired Funds and their shareholders. The consummation of one Reorganization is not contingent on the consummation of any other Reorganization.

This description of the Reorganizations is qualified by reference to the full text of the Reorganization Plans, which are attached as Appendix A and Appendix B.

COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RISKS OF THE FUNDS

As shown below, the investment objectives and policies of each Acquiring Fund are identical to those of its corresponding Acquired Fund. (For convenience, the following discussion refers to each Acquiring Fund in the present tense, even though no Acquiring Fund will commence operations until after the Reorganizations are completed.)

        LEADER GROWTH EQUITY FUND AND REGIONS MORGAN KEEGAN SELECT LEADER
                               GROWTH EQUITY FUND

GOAL.  Each Fund's investment objective is to achieve capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. Each Fund invests primarily in common stocks of companies that are expected to have above-average growth potential. Under normal market conditions, at least 80% of each Fund's net assets (plus the amount of any borrowings for investment purposes) will be invested in equity securities, including common stocks, preferred stocks, convertible securities and warrants. A portion of each Fund's assets may be invested in securities of foreign issuers traded in U.S. securities markets. Each Fund's investment in foreign issuers will be primarily through American Depositary Receipts ("ADRs"), which are certificates that represent an interest in the shares of a foreign-based corporation that are held in trust by a bank. The Adviser utilizes both "top-down" and "bottom-up" approaches in constructing each Fund's portfolio. This means the Adviser looks at the condition of the overall economy and industry segments in addition to data on individual companies. The Adviser selects stocks with the intent of realizing long-term capital appreciation, not for quick turnover. The Adviser exercises patience and discipline in making decisions to sell or continue to hold individual stocks over time. Decisions to sell portfolio holdings are generally the result of changes in the Adviser's assessment of a particular issue, changes in industry trends or other economic or financial conditions that create more attractive alternatives in similar issues.

PRINCIPAL RISKS. Investing in each Fund involves risks common to any investment in securities. As with any mutual fund, the value of each Fund's shares will change and you could lose money by investing in each Fund. In addition, the performance of each Fund depends on the Adviser's ability to implement that Fund's investment strategies. There is no guarantee that either Fund will meet its goals. An investment in either Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Each Fund's investment performance is subject to a variety of risks, such as:

      o MARKET RISK. Market risk means that the stock market in general has ups and downs, which may affect the performance of the individual stocks held by each Fund, and thus the performance of the Fund as a whole.

      o SELECTION RISK. The particular stocks that are selected by the Adviser for each Fund may underperform the market or those stocks selected by other funds with similar objectives. Each Fund invests principally in common stocks, which have historically presented greater potential for capital appreciation than fixed-income securities, but do not provide the same protection of capital or assurance of income and therefore may involve greater risk of loss.

      o GROWTH STOCK RISK. Each Fund may invest a significant portion of its assets in "growth" stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks and are often more volatile than other types of securities because their market prices tend to place greater emphasis on future earnings expectations. Because each Fund invests principally in "growth" stocks, investors can expect lagging performance relative to other types of stock funds during periods when growth stocks underperform other types of equity securities. Because high-growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividend income of other types of stocks that could cushion their decline in a falling market. Also, because investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

      o FOREIGN ISSUER RISK. Each Fund's investments in foreign issuers (which will be primarily through ADRs) carry potential risks that are in addition to those associated with domestic investments. Such risks may include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) the lack of uniform accounting, auditing and financial reporting standards, and (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies.

       LEADER GROWTH & INCOME FUND AND REGIONS MORGAN KEEGAN SELECT LEADER
                              GROWTH & INCOME FUND

GOAL.Each Fund's investment objective is to achieve long-term growth of capital, current income and growth of income.

PRINCIPAL INVESTMENT STRATEGIES. Each Fund invests primarily in common stocks that the Adviser believes have potential primarily for capital growth and secondarily for income. Each Fund typically holds a combination of growth stocks and value stocks. By investing in a blend of stocks that demonstrate strong long-term earnings potential and undervalued stocks, each Fund seeks to achieve strong returns with less volatility. A portion of each Fund's assets may also be invested in preferred stocks, bonds (primarily investment grade) convertible into common stock and securities of foreign issuers traded in U.S. securities markets. Each Fund's investment in foreign issuers will be primarily through ADRs. Each Fund expects to earn current income mainly from dividends paid on common and preferred stocks and from interest on convertible bonds. The Adviser utilizes both "top-down" and "bottom-up" approaches in constructing each Fund's portfolio. This means the Adviser looks at the condition of the overall economy and industry segments in addition to data on individual companies. The Adviser selects stocks with the intent of realizing long-term capital appreciation, not for quick turnover. The Adviser exercises patience and discipline in making decisions to sell or continue to hold individual stocks over time. Decisions to sell portfolio holdings are generally the result of changes in the Adviser's assessment of a particular issue, changes in industry trends or other economic or financial conditions that create more attractive alternatives in similar issues.

PRINCIPAL RISKS. Investing in each Fund involves risks common to any investment in securities. As with any mutual fund, the value of each Fund's shares will change and you could lose money by investing in each Fund. In addition, the performance of each Fund depends on the Adviser's ability to implement that Fund's investment strategies. There is no guarantee that either Fund will meet its goals. An investment in either Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Each Fund's investment performance is subject to a variety of risks, such as:

      o MARKET RISK. Market risk means that the stock market in general has ups and downs, which may affect the performance of the individual stocks held by each Fund, and thus the performance of the Fund as a whole.

      o SELECTION RISK. The particular stocks that are selected by the Adviser for each Fund may underperform the market or those stocks selected by other funds with similar objectives. Each Fund invests principally in common stocks, which have historically presented greater potential for capital appreciation than fixed-income securities, but do not provide the same protection of capital or assurance of income and therefore may involve greater risk of loss.

      o GROWTH STOCK RISK. Each Fund may invest a significant portion of its assets in "growth" stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks and are often more volatile than other types of securities because their market prices tend to place greater emphasis on future earnings expectations. Because each Fund invests principally in "growth" stocks, investors can expect lagging performance relative to other types of stock funds during periods when growth stocks underperform other types of equity securities. Because high-growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividend income of other types of stocks that could cushion their decline in a falling market. Also, because investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

      o VALUE STOCK RISK. Each Fund also may invest a significant portion of its assets in "value" stocks. Value stocks bear the risk that the companies may not overcome the adverse business or other developments that caused the securities to be out of favor or that the market does not recognize the value of the company, such that the price of its securities declines or does not approach the value the Adviser anticipates.

      o FOREIGN ISSUER RISK. Each Fund's investments in foreign issuers (which will be primarily through ADRs) carry potential risks that are in addition to those associated with domestic investments. Such risks may include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) the lack of uniform accounting, auditing and financial reporting standards, and (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies.


   LEADER BALANCED FUND AND REGIONS MORGAN KEEGAN SELECT LEADER BALANCED FUND

GOAL.Each Fund's investment objective is to maximize total return through a combination of growth of capital and current income consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES. Each Fund invests in a combination of equity securities (such as stocks), fixed-income securities (such as bonds) and money market instruments in relative proportions that the Adviser believes will offer attractive returns consistent with each Fund's objective. Each Fund invests in equity securities primarily for growth and income, and in fixed-income securities and money market securities primarily for income and relative stability. Under normal market conditions, each Fund invests at least 25% of its total assets in fixed-income securities and no more than 75% of its total assets in equity securities. The actual percentages will vary from time to time based on the Adviser's economic and market outlooks. In determining the allocation of assets, the Adviser evaluates forecasts for inflation, interest rates and corporate earnings growth. The Adviser periodically will increase or decrease each Fund's allocation to equity securities, fixed-income securities and money market instruments based on which asset class appears relatively more attractive than the others. For example, if the Adviser forecasts rapid economic growth leading to increased corporate earnings, it will generally increase each Fund's holdings of equity securities and reduce its holdings of fixed-income securities and money market instruments.

Each Fund's equity securities will consist mainly of common stocks, but may also include preferred stocks and securities convertible into stocks, as well as warrants to purchase such securities. In selecting equity securities, the Adviser utilizes both "top-down" and "bottom-up" approaches. This means the Adviser looks at the condition of the overall economy and industry segments in addition to data on individual companies. The Adviser selects stocks with a long-term goal of realizing capital appreciation, not for quick turnover.

Each Fund's investment in fixed-income securities will consist mainly of investment-grade bonds, but each Fund may invest in any kind of debt security issued by private corporations or the U.S. Government (including any of its political subdivisions, agencies, or instrumentalities). With respect to its investment in bonds, each Fund invests primarily in issues rated in one of the four highest categories by a nationally recognized statistical rating organization ("NRSRO") (for example, rated Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's") or AAA, AA, A or BBB by Standard & Poor's Rating Service ("Standard & Poor's")) or unrated issues deemed by the Adviser to be of comparable quality. Each Fund may also invest up to 10% of its total assets in securities rated below investment grade, commonly known as "junk bonds." Each Fund invests in fixed-income assets with a maturity range of up to ten years.

PRINCIPAL RISKS. Investing in each Fund involves risks common to any investment in securities. As with any mutual fund, the value of each Fund's shares will change and you could lose money by investing in each Fund. In addition, the performance of each Fund depends on the Adviser's ability to implement that Fund's investment strategies. There is no guarantee that either Fund will meet its goals. An investment in either Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Each Fund's investment performance is subject to a variety of risks, such as:

      o MARKET RISK. Each of the stock and bond markets in general has ups and downs, which may affect the performance of the individual securities held by each Fund, and thus the performance of the Fund as a whole.

      o SELECTION RISK. The particular securities that are selected by the Adviser for each Fund may underperform the market or those securities selected by other funds with similar objectives. The equity component of each Fund invests principally in common stocks, which have historically presented greater potential for capital appreciation than fixed-income securities, but do not provide the same level of protection of capital or assurance of income and therefore may involve greater risk of loss.

      o GROWTH STOCK RISK. Each Fund may invest a significant portion of its assets in "growth" securities. Growth securities typically trade at higher multiples of current earnings than other stocks and are often more volatile than other types of securities because their market prices tend to place greater emphasis on future earnings expectations.

      o VALUE STOCK RISK. Each Fund also may invest a significant portion of its asset in "value" securities. Value securities bear the risk that the companies may not overcome the adverse business or other developments that caused the securities to be out of favor or that the market does not recognize the value of the company, such that the price of its securities declines or does not approach the value the Adviser anticipates.

      o FIXED-INCOME SECURITIES RISK. Each Fund invests primarily in fixed-income securities, which provide income and a level of protection of capital but present less potential for capital appreciation than equity securities.

      o INTEREST RATE RISK. Interest rate risk results from the fact that all debt instruments fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of each Fund's fixed-income investments (and of its shares) will decline. If interest rates decline, each Fund's fixed-income investments (and its shares) will generally increase in value. In general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return.

      o CREDIT RISK. It is possible that a debt issuer may have its credit rating downgraded or may not make timely interest and/or principal payments on its debt instruments. The lower a debt instrument's rating, the greater its credit risk. Nearly all fixed-income investments have exposure to some degree of credit risk.

      o INCOME RISK. It is possible that each Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for long-term debt instruments and higher for short-term debt instruments. Because interest rates vary, it is impossible to predict the income or yield of either Fund for any particular period.

      o PREPAYMENT RISK. Certain of each Fund's investments may be subject to the risk that the principal amount of the underlying loan may be repaid prior to the debt instrument's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, no additional interest will be paid on the investment. Prepayment exposes each Fund to potentially lower return upon subsequent reinvestment of the principal.

      o FOREIGN ISSUER RISK. Each Fund may invest in U.S. dollar-denominated debt instruments issued by foreign governments or corporations. Foreign investments involve certain special risks, including the risk of seizure by foreign governments, imposition of restrictions on exchange, tax increases, less publicly available information, less liquidity due to limited markets and higher transaction costs.

       LEADER TAX-EXEMPT BOND FUND AND REGIONS MORGAN KEEGAN SELECT LEADER
                              TAX-EXEMPT BOND FUND

GOAL.Each Fund's investment objective is to achieve current income that is exempt from federal income tax consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES. Each Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in obligations producing income that is exempt from federal income taxation. Federally tax-exempt obligations may include municipal bonds, notes and commercial paper issued by states and other local governments that are exempt from federal taxes. Securities whose interest is considered a tax preference item under the federal alternative minimum tax will be considered taxable for purposes of this policy. Each Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in "bonds," which the Adviser deems to include all debt securities for this purpose. Each Fund may invest up to 20% of its net assets in U.S. Government securities, money market instruments or "private activity" bonds (some or all of which may produce income subject to federal alternative minimum tax). Each Fund seeks to maintain a dollar-weighted average portfolio maturity between five and twenty years. Each Fund will only purchase securities rated in one of the four highest categories by an NRSRO (for example, Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by Standard & Poor's) or unrated securities deemed by the Adviser to be of comparable quality. If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. However, neither Fund intends to hold more than 10% of its total assets in securities that have been downgraded below investment grade (for example, below Baa by Moody's or BBB by Standard & Poor's). While maturity and credit quality are the most important investment factors, each Fund also considers the following when making investment decisions: (i) current yield and yield to maturity and (ii) potential for capital gain. Decisions to sell portfolio holdings are generally the result of changes in the Adviser's forecast of interest rate trends, industries or other economic conditions, changes in the Adviser's assessment of the financial condition of a particular issuer, for liquidity purposes, or to rebalance the portfolio.

PRINCIPAL RISKS. Investing in each Fund involves risks common to any investment in securities. As with any mutual fund, the value of each Fund's shares will change and you could lose money by investing in each Fund. In addition, the performance of each Fund depends on the Adviser's ability to implement that Fund's investment strategies. There is no guarantee that either Fund will meet its goals. An investment in either Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Each Fund's investment performance is subject to a variety of risks, such as:

      o FIXED-INCOME SECURITIES RISK. Each Fund invests primarily in high quality fixed-income securities, which provide income and a level of protection of capital but do not typically present opportunity for capital appreciation. The amount of information available about issuers of tax-exempt debt may not be as extensive as that which is made available by companies whose stock or debt is publicly traded. In addition, changes in law or adverse determinations by the Internal Revenue Service could make the income from some of each Fund's investments taxable.

      o INTEREST RATE RISK. Interest rate risk results from the fact that all debt instruments fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of each Fund's fixed-income investments (and of its shares) will decline. If interest rates decline, each Fund's fixed-income investments (and its shares) will generally increase in value. In general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return.

      o SELECTION RISK. The particular bonds that are selected for each Fund may underperform the market or other funds with similar objectives.

      o MARKET RISK. The bond market in general has ups and downs, which may affect the performance of any individual fixed-income security.

      o CREDIT RISK. It is possible that a debt issuer may have its credit rating downgraded or may not make timely interest and/or principal payments on its debt instruments. The lower a debt instrument's rating, the greater its credit risk. Nearly all fixed-income investments have exposure to some degree of credit risk.

      o INCOME RISK. It is possible that each Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for long-term debt instruments and higher for short-term debt instruments. Because interest rates vary, it is impossible to predict the income or yield of either Fund for any particular period.

      o PREPAYMENT RISK. Certain of each Fund's investments may be subject to the risk that the principal amount of the underlying loan may be repaid prior to the debt instrument's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, no additional interest will be paid on the investment. Prepayment exposes each Fund to potentially lower return upon subsequent reinvestment of the principal.


      LEADER INTERMEDIATE BOND FUND AND REGIONS MORGAN KEEGAN SELECT LEADER
                             INTERMEDIATE BOND FUND

GOAL.Each Fund's investment objective is to achieve current income consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES. Each Fund invests primarily in high quality fixed-income securities, including bonds and notes of both corporate and U.S. governmental issuers. Each Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in "bonds," which the Adviser deems to include all debt securities for this purpose. Each Fund will maintain a dollar-weighted average portfolio maturity between three and ten years, but may purchase individual securities with longer or shorter maturities. By limiting the maturity of its portfolio securities, each Fund seeks to moderate principal fluctuations. In addition, the Adviser seeks to increase total return by actively managing portfolio maturity and security selection considering economic and market conditions. Each Fund invests primarily in issues rated in one of the four highest categories by an NRSRO (for example, rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by Standard & Poor's) or unrated issues deemed by the Adviser to be of comparable quality. If a security's rating is reduced below the required minimum after a Fund has purchased it, the Fund is not required to sell the security but may consider doing so. However, neither Fund intends to hold more than 5% of its total assets in securities rated below investment grade (for example, below Baa or BBB). Each Fund's investments in U.S. Government securities may include direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds, as well as obligations of U.S. Government agencies, authorities or instrumentalities such as the Federal Home Loan Banks, Fannie Mae, Ginnie Mae, the Federal Farm Credit Banks, the Student Loan Marketing Association, the Federal Home Loan Mortgage Corporation or the Tennessee Valley Authority. Although certain of the foregoing issuers may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the United States Treasury. Each Fund may also invest in corporate debt obligations, asset-backed securities (including mortgage-backed securities), collateralized mortgage obligations and repurchase agreements. While short-term interest rate bets are generally avoided, the Adviser constantly monitors economic conditions and adjusts portfolio maturity, where appropriate, to capitalize on interest rate trends. Security selection is managed considering factors such as credit risk and relative interest rate yields available among fixed-income market sectors. While maturity and credit quality are the most important investment factors, other factors considered by each Fund when making investment decisions include: (i) current yield and yield to maturity and (ii) potential for capital gain.

PRINCIPAL RISKS. Investing in each Fund involves risks common to any investment in securities. As with any mutual fund, the value of each Fund's shares will change and you could lose money by investing in each Fund. In addition, the performance of each Fund depends on the Adviser's ability to implement that Fund's investment strategies. There is no guarantee that either Fund will meet its goals. An investment in either Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Each Fund's investment performance is subject to a variety of risks, such as:

      o FIXED-INCOME SECURITIES RISK. Each Fund invests primarily in fixed-income securities, which provide income and a level of protection of capital but present less potential for capital appreciation than equity securities.

      o INTEREST RATE RISK. Interest rate risk results from the fact that all debt instruments fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of each Fund's fixed-income investments (and of its shares) will decline. If interest rates decline, each Fund's fixed-income investments (and its shares) will generally increase in value. In general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return.

      o SELECTION RISK. The particular bonds that are selected for each Fund may underperform the market or other funds with similar objectives.

      o MARKET RISK. The bond market in general has ups and downs, which may affect the performance of any individual fixed-income security.

      o CREDIT RISK. It is possible that a debt issuer may have its credit rating downgraded or may not make timely interest and/or principal payments on its debt instruments. The lower a debt instrument's rating, the greater its credit risk. Nearly all fixed-income investments, including U.S.. Government securities, have exposure to some degree of credit risk. The securities of many U.S. Government agencies, authorities or instrumentalities in which each Fund may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer. Corporate bonds and notes generally involve more credit risk than U.S. Government securities. Asset-backed securities may also be exposed to high levels of credit risk, depending upon the credit of the assets underlying such securities, the issuer's exposure to the credit risk of its affiliates and others, and the amount and quality of any credit enhancement associated with the security.

      o INCOME RISK. It is possible that each Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for portfolios holding long-term debt instruments and higher for portfolios holding short-term debt instruments. Because interest rates vary, it is impossible to predict the income or yield of each Fund for any particular period.

      o PREPAYMENT RISK. Many of each Fund's investments, including investments in mortgage-backed securities, are subject to the risk that the principal amount of the underlying loan may be repaid prior to the debt instrument's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, no additional interest will be paid on the investment. Prepayment exposes each Fund to potentially lower return upon subsequent reinvestment of the principal.


      LEADER TAX-EXEMPT MONEY MARKET FUND AND REGIONS MORGAN KEEGAN SELECT
                       LEADER TAX-EXEMPT MONEY MARKET FUND

GOAL. Each Fund's investment objective is to maximize current income exempt from federal income tax consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES. Each Fund invests primarily in high- quality, short-term money market instruments which pay interest that is exempt from federal income tax. Under normal market conditions, each Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in short-term tax-exempt instruments. Federally tax-exempt obligations may include municipal securities and commercial paper issued by states and other local governments. Securities whose interest is considered a tax preference item under the federal alternative minimum tax will be considered taxable for purposes of this policy. Each Fund may invest up to 20% of its net assets in short-term money market instruments or "private activity" bonds, some or all of which may produce income subject to federal alternative minimum tax. At the time of purchase, all of each Fund's investments (other than U.S. Government securities and related repurchase agreements) will be rated in the highest rating category by an NRSRO (for example, Aaa by Moody's or AAA by Standard & Poor's) or, if unrated, deemed by the Adviser to be of comparable quality. In addition, all Fund investments will mature in 397 days or less, and each Fund's average maturity will not exceed 90 days. While each Fund typically holds securities until maturity, decisions to sell portfolio holdings are generally the result of a change in financial condition of the issuer of a security, for liquidity purposes, or to rebalance the portfolio.

PRINCIPAL RISKS. Investing in each Fund involves risks common to any investment in securities. As with any mutual fund, the value of each Fund's shares will change and you could lose money by investing in each Fund. In addition, the performance of each Fund depends on the Adviser's ability to implement that Fund's investment strategies. There is no guarantee that either Fund will meet its goals. An investment in either Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Each Fund's investment performance is subject to a variety of risks, such as:

      o FIXED-INCOME SECURITIES RISK. Each Fund invests primarily in high quality fixed-income securities, which provide income and a level of protection of capital, but do not typically present opportunity for capital appreciation. The amount of information available about issuers of tax-exempt debt may not be as extensive as that which is made available by companies whose stock or debt is publicly traded. In addition, changes in law or adverse determinations by the Internal Revenue Service could make the income from some of each Fund's investments taxable.

      o INTEREST RATE RISK. Interest rate risk results from the fact that all debt instruments fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of each Fund's fixed-income investments (and of its shares) will decline. If interest rates decline, each Fund's investments (and its shares) will generally increase in value. In general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return.

      o CREDIT RISK. It is possible that a debt issuer may have its credit rating downgraded or may not make timely interest and/or principal payments on its debt instruments. The lower a debt instrument's rating, the greater its credit risk. Nearly all fixed-income investments have exposure to some degree of credit risk. Corporate bonds and notes generally involve more credit risk although even U.S. Government securities are generally considered to have some credit risk. Each Fund's use of repurchase agreements also involves some credit risk, primarily the risk of loss if the seller defaults.

      o INCOME RISK. It is possible that each Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for longer-term debt instruments and higher for shorter-term debt instruments. Because interest rates vary, it is impossible to predict the income or yield of each Fund for any particular period.


            LEADER MONEY MARKET FUND AND REGIONS MORGAN KEEGAN SELECT
                            LEADER MONEY MARKET FUND

GOAL. Each Fund's investment objective is to achieve maximum current income consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES. Each Fund invests in a variety of high-quality money market instruments, including U.S. Government securities, taxable municipal debt, commercial paper and other corporate debt obligations, certificates of deposit, repurchase agreements, bankers' acceptances and other dollar-denominated bank obligations, including obligations issued by U.S. banks, their foreign branches and/or foreign banks. At the time of purchase, all of each Fund's investments (other than U.S. Government securities and related repurchase agreements) will be rated in the highest rating category by an NRSRO (for example, Aaa by Moody's or AAA by Standard & Poor's) or, if unrated, deemed by the Adviser to be of comparable quality. In addition, all Fund investments will mature in 397 days or less, and each Fund's average maturity will not exceed 90 days. While each Fund typically holds securities until maturity, decisions to sell portfolio holdings are generally the result of a change in financial condition of the issuer of a security, for liquidity purposes, or to rebalance the portfolio.

PRINCIPAL RISKS. Investing in each Fund involves risks common to any investment in securities. As with any mutual fund, the value of each Fund's shares will change and you could lose money by investing in each Fund. In addition, the performance of each Fund depends on the Adviser's ability to implement that Fund's investment strategies. There is no guarantee that either Fund will meet its goals. An investment in either Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Each Fund's investment performance is subject to a variety of risks, such as:

      o FIXED-INCOME SECURITIES RISK. Each Fund invests primarily in high quality fixed-income securities, which provide income and a level of protection of capital, but do not typically present opportunity for capital appreciation.

      o INTEREST RATE RISK. Interest rate risk results from the fact that all debt instruments fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of each Fund's fixed-income investments (and of its shares) will decline. If interest rates decline, each Fund's investments (and its shares) will generally increase in value. In general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return.

      o CREDIT RISK. It is possible that a debt issuer may have its credit rating downgraded or may not make timely interest and/or principal payments on its debt instruments. The lower a debt instrument's rating, the greater its credit risk. Nearly all fixed-income investments have exposure to some degree of credit risk. Corporate bonds and notes generally involve more credit risk although even U.S. Government securities are generally considered to have some credit risk. Each Fund's use of repurchase agreements also involves some credit risk, primarily the risk of loss if the seller defaults.

      o INCOME RISK. It is possible that each Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for longer-term debt instruments and higher for shorter-term debt instruments. Because interest rates vary, it is impossible to predict the income or yield of each Fund for any particular period..

          LEADER SHORT TERM BOND FUND AND REGIONS MORGAN KEEGAN SELECT
                           LEADER SHORT TERM BOND FUND

GOAL. Each Fund's investment objective is to achieve a high level of current income consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES. Each Fund invests primarily in short-term investment grade fixed-income securities, which provide income and a level of protection of capital but present less potential for capital appreciation than equity securities.

The Regions Morgan Keegan Select LEADER Short Term Bond Fund invests primarily in issues rated in one of the four highest categories by an NRSRO (for example, rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by Standard & Poor's) or unrated issues deemed by the Adviser to be of comparable quality. If a security's rating is reduced below the required minimum after the fund has purchased it, the fund is not required to sell the security, but may consider doing so. The types of securities that each Fund may purchase include bonds of U.S. corporate and governmental issuers, U.S. dollar-denominated bonds of foreign issuers, and mortgage-backed and other asset-backed securities. Under normal market conditions, at least 80% of each Fund's net assets (plus the amount of any borrowings for investment purposes) will be invested in bonds or other debt obligations. Each Fund will normally maintain a dollar-weighted average portfolio maturity of three years or less, but may purchase individual securities with longer maturities.

By limiting the maturity of its portfolio securities each Fund seeks to moderate principal fluctuations. In addition, the Adviser seeks to increase total return by actively managing portfolio maturity and security selection considering economic and market conditions.

In addition to a wide range of corporate and government debt obligations, each Fund may also invest in collateralized mortgage obligations, repurchase agreements, adjustable rate securities and payable in-kind bonds. Each Fund may also invest in securities rated below investment grade (for example, below Baa or BBB), commonly known as "junk bonds," but does not expect such investments to exceed 10% of its net assets.

While maturity and credit quality are the most important investment factors, other factors considered by the Adviser when making investment decisions include: (i) current yield and yield to maturity and (ii) potential for capital gain.

Decisions to sell portfolio holdings are generally the result of changes in the Adviser's forecast of interest rate trends, industries or other economic conditions, changes in the Adviser's assessment of the financial condition of a particular issuer, for liquidity purposes, or to rebalance the portfolio.

PRINCIPAL RISKS. Investing in each Fund involves risks common to any investment in securities. As with any mutual fund, the value of each Fund's shares will change and you could lose money by investing in each Fund. In addition, the performance of each Fund depends on the Adviser's ability to implement that Fund's investment strategies. There is no guarantee that either Fund will meet its goals. An investment in either Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Each Fund's investment performance is subject to a variety of risks, such as:

      o FIXED-INCOME SECURITIES RISK. Each Fund invests primarily in fixed-income securities, which provide income and a level of protection of capital, but present less potential for capital appreciation than equity securities.

      o INTEREST RATE RISK. Interest rate risk results from the fact that all debt instruments fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of each Fund's fixed-income investments (and of its shares) will decline. If interest rates decline, each Fund's fixed-income investments (and its shares) will generally increase in value. In general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return.

      o SELECTION RISK. The particular bonds that are selected for each Fund may underperform the market or other funds with similar objectives.

      o MARKET RISK. The bond market in general has ups and downs, which may affect the performance of any individual fixed-income security.

      o CREDIT RISK. It is possible that a debt issuer may have its credit rating downgraded or may not make timely interest and/or principal payments on its debt instruments. The lower a debt instrument's rating, the greater its credit risk. Nearly all fixed-income investments, including U.S. Government securities, have exposure to some degree of credit risk. The securities of many U.S. Government agencies, authorities or instrumentalities in which each Fund may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer. Corporate bonds and notes generally involve more credit risk than U.S. Government securities. Asset-backed securities may also be exposed to high levels of credit risk, depending upon the credit of the assets underlying such securities, the issuer's exposure to the credit risk of its affiliates and others, and the amount and quality of any credit enhancement associated with the security.

      o INCOME RISK. It is possible that each Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for portfolios holding long-term debt instruments and higher for portfolios holding short-term debt instruments. Because interest rates vary, it is impossible to predict the income or yield of each Fund for any particular period.

      o PREPAYMENT RISK. Many of each Fund's investments, including investments in mortgage-backed securities, are subject to the risk that the principal amount of the underlying loan may be repaid prior to the debt instrument's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, no additional interest will be paid on the investment. Prepayment exposes each Fund to potentially lower return upon subsequent reinvestment of the principal.

      o BELOW INVESTMENT GRADE BONDS RISK. These bonds, commonly known as "junk bonds," involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, each Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or period of rising interest rates, highly leveraged and other below investment grade issuers may experience financial stress that could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of below investment grade bonds are generally less sensitive to interest rate changes than higher-rated investments but more sensitive to adverse economic or political changes or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities. NRSROs consider these bonds to be speculative in nature.

      o FOREIGN ISSUER RISK. Each Fund may invest in U.S. dollar-denominated debt instruments issued by foreign governments or corporations. Foreign investments involve certain special risks, including the risk of seizure by foreign governments, imposition of restrictions on exchange, tax increases, less publicly available information, less liquidity due to limited markets and higher transaction costs.

COMPARISON OF FEES AND EXPENSES

The following table shows a comparison of the current fees and expenses of each Acquired Fund and estimated PRO FORMA fees and expenses of each corresponding Acquiring Fund, giving effect to the Reorganizations. The annual operating expenses set forth below for each Fund do not reflect any voluntary fee waiver arrangements.

SALES CHARGES
-------------

The following tables compare the current fees and expenses of LEADER Growth Equity Fund Investor A Shares and PRO FORMA fees and expenses of Regions Morgan Keegan Select LEADER Growth Equity Fund Class A Shares, giving effect to the Reorganizations.

SHAREHOLDER FEES (fees paid directly from       LEADER GROWTH      REGIONS MORGAN KEEGAN SELECT
your investment)                                 EQUITY FUND        LEADER GROWTH EQUITY FUND
                                              Investor A Shares           Class A Shares
Maximum sales charge (Load) (as a                   5.50%                     5.50%
percentage of offering price)
Maximum sales charge (Load) imposed on              None                      None
reinvested dividends and other
distributions
Maximum deferred sales charge (Load)                None(1)                   None(2)
Redemption fee (as a percentage of amount           2.00%                     None
redeemed)
Exchange fee                                        None                      None
Maximum account fee                                 None                      None

OPERATING EXPENSES                              LEADER GROWTH      REGIONS MORGAN KEEGAN SELECT
                                                 EQUITY FUND        LEADER GROWTH EQUITY FUND
                                                  (Current)                (PRO FORMA)
                                              Investor A Shares           Class A Shares

Investment Advisory fee                             0.75                      0.75
Administrative fee                                  0.20                      0.12
Shareholder Service fee                              -                         -
Distribution (12b-1) fee                            0.30                      0.25
Other operating expenses                            0.43                      0.45
TOTAL ANNUAL OPERATING EXPENSES                     1.68                      1.57
Less Contractual Fee Waiver                          -(3)                     0.05(4)
TOTAL NET ANNUAL OPERATING EXPENSES                 1.68                      1.52

(1) On purchases of Investor A Shares over $1 million, an Acquired Fund may charge a 1% a contingent deferred sales charge, or "CDSC," on amounts redeemed within two years after purchase by shareholders that would have otherwise been subject to a sales charge.
(2) On purchases of $1 million or more, a CDSC of 1.00% of the redemption amount will apply to Class A Shares redeemed within 12 months of the purchase date under certain investment programs where an investment professional received an advance payment on the transaction.
(3)The expenses for LEADER Growth Equity Fund do not reflect a voluntary fee waiver of 0.05% with respect to investment advisory fees.
(4)The Adviser has agreed to waive contractually through the one-year anniversary date of the closing of the Reorganizations 0.05% of the investment advisory fee.

Example
-------

The example is intended to help you compare the cost of investing in the Acquired Funds and in the Acquiring Funds on a PRO FORMA basis. Your actual costs may be higher or lower. The example assumes you invest $10,000 in LEADER

Growth Equity Fund Investor A Shares and in the corresponding Regions Morgan Keegan Select LEADER Growth Equity Fund Class A Shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same as currently shown in the above tables. The 5% return is an assumption and is not intended to portray past or future investment results. The example assumes termination of the voluntary investment advisory fee waiver arrangements for LEADER Growth Equity Fund. The example reflects the contractual investment advisory fee waiver arrangements for one year for Regions Morgan Keegan Select LEADER Growth Equity Fund.

             LEADER GROWTH EQUITY FUND        REGIONS MORGAN KEEGAN
                 Investor A Shares       SELECT LEADER GROWTH EQUITY FUND
                                                  Class A Shares

1 Year                 $711                            $697
3 Years               $1,050                          $1,015
5 Years               $1,412                          $1,357
10 Years              $2,428                          $2,320


The following tables compare the current fees and expenses of LEADER Growth Equity Fund Investor B Shares and PRO FORMA fees and expenses of Regions Morgan Keegan Select LEADER Growth Equity Fund Class A Shares, giving effect to the Reorganizations.

SHAREHOLDER FEES (fees paid directly from       LEADER GROWTH      REGIONS MORGAN KEEGAN SELECT
your investment)                                 EQUITY FUND        LEADER GROWTH EQUITY FUND
                                              Investor B Shares           Class A Shares
Maximum sales charge (Load) (as a                   None                      5.50%
percentage of offering price)
Maximum sales charge (Load) imposed on              None                      None
reinvested dividends and other
distributions
Maximum deferred sales charge (Load)                5.00%                     None(1)
Redemption fee (as a percentage of amount           2.00%                     None
redeemed)
Exchange fee                                        None                      None
Maximum account fee                                 None                      None


OPERATING EXPENSES                              LEADER GROWTH     REGIONS MORGAN KEEGAN SELECT
                                                 EQUITY FUND        LEADER GROWTH EQUITY FUND
                                                  (Current)                (PRO FORMA)
                                              Investor B Shares          Class A Shares

Investment Advisory fee                             0.75                      0.75
Administrative fee                                  0.20                      0.12
Shareholder Service fee                             0.25                        -
Distribution (12b-1) fee                            0.75                      0.25
Other operating expenses                            0.44                      0.45
TOTAL ANNUAL OPERATING EXPENSES                     2.39                      1.57
Less Contractual Fee Waiver                          -(2)                     0.05(3)
TOTAL NET ANNUAL OPERATING EXPENSES                 2.39                      1.52

(1) On purchases of $1 million or more, a CDSC of 1.00% of the redemption amount will apply to Class A Shares redeemed within 12 months of the purchase date under certain investment programs where an investment professional received an advance payment on the transaction.
(2) The expenses for LEADER Growth Equity Fund do not reflect a voluntary fee waiver of 0.05% with respect to investment advisory fees.

(3)The  Adviser  has  agreed  to  waive   contractually   through  the  one-year
anniversary date of the closing of the Reorganizations 0.05% of the investment advisory fee.

Example
-------

The example is intended to help you compare the cost of investing in the Acquired Funds and in the Acquiring Funds on a PRO FORMA basis. Your actual costs may be higher or lower. The example assumes you invest $10,000 in LEADER Growth Equity Fund Investor B Shares and in the corresponding Regions Morgan Keegan Select LEADER Growth Equity Fund Class A Shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same as currently shown in the above tables. The 5% return is an assumption and is not intended to portray past or future investment results. The example assumes termination of the voluntary investment advisory fee waiver arrangements for LEADER Growth Equity Fund. The example reflects the contractual investment advisory fee waiver arrangements for one year for Regions Morgan Keegan Select LEADER Growth Equity Fund.

             LEADER GROWTH EQUITY FUND      REGIONS MORGAN KEEGAN
                 Investor B Shares       SELECT LEADER GROWTH EQUITY
                 (with Redemption)                   FUND
                                                Class A Shares

1 Year                 $742                          $697
3 Years               $1,045                        $1,015
5 Years               $1,475                        $1,357
10 Years              $2,550                        $2,320

The following tables compare the current fees and expenses of LEADER Growth Equity Fund Institutional Shares and PRO FORMA fees and expenses of Regions Morgan Keegan Select LEADER Growth Equity Fund Class I Shares, giving effect to the Reorganizations.

SHAREHOLDER FEES (fees paid directly from       LEADER GROWTH      REGIONS MORGAN KEEGAN SELECT
your investment)                                 EQUITY FUND        LEADER GROWTH EQUITY FUND
                                                  (Current)                (PRO FORMA)
                                                Institutional             Class I Shares
                                                    Shares
Maximum sales charge (Load) (as a                    None                      None
percentage of offering price)
Maximum sales charge (Load) imposed on               None                      None
reinvested dividends and other
distributions
Maximum deferred sales charge (Load)                 None                      None
Redemption fee (as a percentage of amount           2.00%                      None
redeemed)
Exchange fee                                         None                      None
Maximum account fee                                  None                      None


OPERATING EXPENSES                              LEADER GROWTH     REGIONS MORGAN KEEGAN SELECT
                                                 EQUITY FUND        LEADER GROWTH EQUITY FUND
                                                  (Current)                (PRO FORMA)
                                                Institutional            Class I Shares
                                                   Shares

Investment Advisory fee                             0.75                      0.75
Administrative fee                                  0.20                      0.12
Shareholder Service fee                             0.30                        -
Distribution (12b-1) fee                              -                         -
Other operating expenses                            0.46                      0.48
TOTAL ANNUAL OPERATING EXPENSES                     1.71                      1.35
Less Contractual Fee Waiver                          -(1)                     0.05(2)
TOTAL NET ANNUAL OPERATING EXPENSES                 1.71                      1.30

(1) The expenses for LEADER Growth Equity Fund do not reflect a voluntary fee waiver of 0.05% with respect to investment advisory fees.
(2) The Adviser has agreed to waive contractually through the one-year anniversary date of the closing of the Reorganizations 0.05% of the investment advisory fee.

Example
-------

The example is intended to help you compare the cost of investing in the Acquired Funds and in the Acquiring Funds on a PRO FORMA basis. Your actual costs may be higher or lower. The example assumes you invest $10,000 in LEADER Growth Equity Fund Institutional Shares and in the corresponding Regions Morgan Keegan Select LEADER Growth Equity Fund Class I Shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same as currently shown in the above tables. The 5% return is an assumption and is not intended to portray past or future investment results. The example assumes termination of the voluntary investment advisory fee waiver arrangements for LEADER Growth Equity Fund. The example reflects the contractual investment advisory fee waiver arrangements for one year for Regions Morgan Keegan Select LEADER Growth Equity Fund.

             LEADER GROWTH EQUITY FUND        REGIONS MORGAN KEEGAN
               Institutional Shares      SELECT LEADER GROWTH EQUITY FUND
                 (with Redemption)               Class I Shares

1 Year                 $174                          $133
3 Years                $539                          $424
5 Years                $928                          $737
10 Years              $2,019                        $1,628

The following tables compare the current fees and expenses of LEADER Growth & Income Fund Investor A Shares and PRO FORMA fees and expenses of Regions Morgan Keegan Select LEADER Growth & Income Fund Class A Shares, giving effect to the Reorganizations.

SHAREHOLDER FEES (fees paid directly from     LEADER GROWTH &     REGIONS MORGAN KEEGAN SELECT
your investment)                                INCOME FUND        LEADER GROWTH & INCOME FUND
                                             Investor A Shares           Class A Shares
Maximum sales charge (Load) (as a                  5.50%                     5.50%
percentage of offering price)
Maximum sales charge (Load) imposed on              None                      None
reinvested dividends and other
distributions
Maximum deferred sales charge (Load)                None(1)                   None(2)
Redemption fee (as a percentage of amount           2.00%                     None
redeemed)
Exchange fee                                        None                      None
Maximum account fee                                 None                      None

OPERATING EXPENSES                            LEADER GROWTH &     REGIONS MORGAN KEEGAN SELECT
                                                INCOME FUND        LEADER GROWTH & INCOME FUND
                                                 (Current)                 (PRO FORMA)
                                             Investor A Shares           Class A Shares
Investment Advisory fee                             0.75                      0.75
Administrative fee                                  0.20                      0.12
Shareholder Service fee                              -                          -
Distribution (12b-1) fee                            0.30                      0.25
Other operating expenses                            0.23                      0.23
TOTAL ANNUAL OPERATING EXPENSES                     1.48                      1.35

(1) On purchases of Investor A Shares over $1 million, an Acquired Fund may charge a 1% a contingent deferred sales charge, or "CDSC," on amounts redeemed within two years after purchase by shareholders that would have otherwise been subject to a sales charge.
(2) On purchases of $1 million or more, a CDSC of 1.00% of the redemption amount will apply to Class A Shares redeemed within 12 months of the purchase date under certain investment programs where an investment professional received an advance payment on the transaction.

Example
-------

The example is intended to help you compare the cost of investing in the Acquired Funds and in the Acquiring Funds on a PRO FORMA basis. Your actual costs may be higher or lower. The example assumes you invest $10,000 in LEADER Growth & Income Fund Investor A Shares and in the corresponding Regions Morgan Keegan Select LEADER Growth & Income Fund Class A Shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same as currently shown in the above tables. The 5% return is an assumption and is not intended to portray past or future investment results. The example assumes termination of the voluntary investment advisory fee waiver arrangements for LEADER Growth & Income Fund. The example reflects the contractual investment advisory fee waiver arrangements for one year for Regions Morgan Keegan Select LEADER Growth & Income Fund.

             LEADER GROWTH & INCOME FUND       REGIONS MORGAN KEEGAN
                  Investor A Shares            SELECT LEADER GROWTH &
                                                    INCOME FUND
                                                   Class A Shares

1 Year                   $692                           $680
3 Years                  $992                           $955
5 Years                 $1,313                         $1,251
10 Years                $2,221                         $2,093

The following tables compare the current fees and expenses of LEADER Growth & Income Fund Investor B Shares and PRO FORMA fees and expenses of Regions Morgan Keegan Select LEADER Growth & Income Fund Class A Shares, giving effect to the Reorganizations.

SHAREHOLDER FEES (fees paid directly from     LEADER GROWTH &     REGIONS MORGAN KEEGAN SELECT
your investment)                                INCOME FUND        LEADER GROWTH & INCOME FUND
                                             Investor B Shares           Class A Shares
Maximum sales charge (Load) (as a                   None                      5.50%
percentage of offering price)
Maximum sales charge (Load) imposed on              None                      None
reinvested dividends and other
distributions
Maximum deferred sales charge (Load)               5.00%                      None(1)
Redemption fee (as a percentage of amount          2.00%                      None
redeemed)
Exchange fee                                        None                      None
Maximum account fee                                 None                      None

OPERATING EXPENSES                            LEADER GROWTH &     REGIONS MORGAN KEEGAN SELECT
                                                INCOME FUND        LEADER GROWTH & INCOME FUND
                                                 (Current)                 (PRO FORMA)
                                             Investor B Shares           Class A Shares
Investment Advisory fee                             0.75                      0.75
Administrative fee                                  0.20                      0.12
Shareholder Service fee                             0.25                        -
Distribution (12b-1) fee                            0.75                      0.25
Other operating expenses                            0.23                      0.23
TOTAL ANNUAL OPERATING EXPENSES                     2.18                      1.35

(1) On purchases of $1 million or more, a CDSC of 1.00% of the redemption amount will apply to Class A Shares redeemed within 12 months of the purchase date under certain investment programs where an investment professional received an advance payment on the transaction.

Example
-------

The example is intended to help you compare the cost of investing in the Acquired Funds and in the Acquiring Funds on a PRO FORMA basis. Your actual costs may be higher or lower. The example assumes you invest $10,000 in LEADER Growth & Income Fund Investor B Shares and in the corresponding Regions Morgan Keegan Select LEADER Growth & Income Fund Class A Shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same as currently shown in the above tables. The 5% return is an assumption and is not intended to portray past or future investment results. The example assumes termination of the voluntary investment advisory fee waiver arrangements for LEADER Growth & Income Fund. The example reflects the contractual investment advisory fee waiver arrangements for one year for Regions Morgan Keegan Select LEADER Growth & Income Fund.

             LEADER GROWTH & INCOME FUND       REGIONS MORGAN KEEGAN
                  Investor B Shares            SELECT LEADER GROWTH &
                  (with Redemption)                 INCOME FUND
                                                   Class A Shares

1 Year                   $721                           $680
3 Years                  $982                           $955
5 Years                 $1,369                         $1,251
10 Years                $2,336                         $2,093

The following tables compare the current fees and expenses of LEADER Growth & Income Fund Institutional Shares and PRO FORMA fees and expenses of Regions Morgan Keegan Select LEADER Growth & Income Fund Class I Shares, giving effect to the Reorganizations.

SHAREHOLDER FEES (fees paid directly from      LEADER GROWTH &     REGIONS MORGAN KEEGAN SELECT
your investment)                                 INCOME FUND       LEADER GROWTH & INCOME FUND
                                                  (Current)                (PRO FORMA)
                                                Institutional             Class I Shares
                                                   Shares
Maximum sales charge (Load) (as a                   None                       None
percentage of offering price)
Maximum sales charge (Load) imposed on              None                       None
reinvested dividends and other
distributions
Maximum deferred sales charge (Load)                None                       None
Redemption fee (as a percentage of amount           2.00%                      None
redeemed)
Exchange fee                                        None                       None
Maximum account fee                                 None                       None


OPERATING EXPENSES                             LEADER GROWTH &    REGIONS MORGAN KEEGAN SELECT
                                                 INCOME FUND       LEADER GROWTH & INCOME FUND
                                                  (Current)                (PRO FORMA)
                                                Institutional            Class I Shares
                                                   Shares

Investment Advisory fee                             0.75                      0.75
Administrative fee                                  0.20                      0.12
Shareholder Service fee                             0.30                        -
Distribution (12b-1) fee                              -                         -
Other operating expenses                            0.23                      0.23
TOTAL ANNUAL OPERATING EXPENSES                     1.48                      1.10

Example
-------

The example is intended to help you compare the cost of investing in the Acquired Funds and in the Acquiring Funds on a PRO FORMA basis. Your actual costs may be higher or lower. The example assumes you invest $10,000 in LEADER Growth & Income Fund Institutional Shares and in the corresponding Regions Morgan Keegan Select LEADER Growth & Income Fund Class I Shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same as currently shown in the above tables. The 5% return is an assumption and is not intended to portray past or future investment results. The example assumes termination of the voluntary investment advisory fee waiver arrangements for LEADER Growth & Income Fund. The example reflects the contractual investment advisory fee waiver arrangements for one year for Regions Morgan Keegan Select LEADER Growth & Income Fund.

             LEADER GROWTH & INCOME FUND       REGIONS MORGAN KEEGAN
                 Institutional Shares          SELECT LEADER GROWTH &
                                                    INCOME FUND
                                                   Class I Shares

1 Year                   $151                           $112
3 Years                  $468                           $351
5 Years                  $808                           $609
10 Years                $1,768                         $1,348


The following tables compare the current fees and expenses of LEADER Balanced Fund Investor A Shares and PRO FORMA fees and expenses of Regions Morgan Keegan Select LEADER Balanced Fund Class A Shares, giving effect to the Reorganizations.

SHAREHOLDER FEES (fees paid directly from your       LEADER        REGIONS MORGAN KEEGAN SELECT
investment)                                       BALANCED FUND        LEADER BALANCED FUND
                                                   Investor A             Class A Shares
                                                     Shares

Maximum sales charge (Load) (as a percentage         5.50%                    5.50%
of offering price)
Maximum sales charge (Load) imposed on                None                     None
reinvested dividends and other
distributions
Maximum deferred sales charge (Load)                  None(1)                  None(2)
Redemption fee (as a percentage of amount             2.00%                    None
redeemed)
Exchange fee                                          None                     None
Maximum account fee                                   None                     None

OPERATING EXPENSES                                   LEADER        REGIONS MORGAN KEEGAN SELECT
                                                  BALANCED FUND        LEADER BALANCED FUND
                                                    (Current)              (PRO FORMA)
                                                Investor A Shares         Class A Shares

Investment Advisory fee                               0.80                     0.80
Administrative fee                                    0.20                     0.12
Shareholder Service fee                                 -                       -
Distribution (12b-1) fee                              0.30                     0.25
Other operating expenses                              0.51                     0.50
TOTAL ANNUAL OPERATING EXPENSES                       1.81                     1.67
Less Contractual Fee Waiver                            - 3                    0.204
TOTAL NET ANNUAL OPERATING EXPENSES                   1.81                     1.47

(1) On purchases of Investor A Shares over $1 million, an Acquired Fund may charge a 1% a contingent deferred sales charge, or "CDSC," on amounts redeemed within two years after purchase by shareholders that would have otherwise been subject to a sales charge.
(2) On purchases of $1 million or more, a CDSC of 1.00% of the redemption amount will apply to Class A Shares redeemed within 12 months of the purchase date under certain investment programs where an investment professional received an advance payment on the transaction.
(3) The expenses for LEADER Balanced Fund do not reflect a voluntary fee waiver of 0.20% with respect to investment advisory fees.
(4)The Adviser has agreed to waive contractually through the one-year anniversary date of the closing of the Reorganizations 0.20% of the investment advisory fee.

Example
-------

The example is intended to help you compare the cost of investing in the Acquired Funds and in the Acquiring Funds on a PRO FORMA basis. Your actual costs may be higher or lower. The example assumes you invest $10,000 in LEADER Balanced Fund Investor A Shares and in the corresponding Regions Morgan Keegan Select LEADER Balanced Fund Class A Shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same as currently shown in the above tables. The 5% return is an assumption and is not intended to portray past or future investment results. The example assumes termination of the voluntary investment advisory fee waiver arrangements for LEADER Balanced Fund. The example reflects the contractual investment advisory fee waiver arrangements for one year for Regions Morgan Keegan Select LEADER Balanced Fund.

             LEADER BALANCED FUND      REGIONS MORGAN KEEGAN
              Investor A Shares     SELECT LEADER BALANCED FUND
                                           Class A Shares

1 Year               $724                       $692
3 Years             $1,088                     $1,031

5 Years             $1,476                     $1,393
10 Years            $2,560                     $2,411

The following tables compare the current fees and expenses of LEADER Balanced Fund Investor B Shares and PRO FORMA fees and expenses of Regions Morgan Keegan Select LEADER Balanced Fund Class A Shares, giving effect to the Reorganizations.

SHAREHOLDER FEES (fees paid directly from your       LEADER        REGIONS MORGAN KEEGAN SELECT
investment)                                       BALANCED FUND        LEADER BALANCED FUND
                                                Investor B Shares         Class A Shares

Maximum sales charge (Load) (as a percentage          None                    5.50%
of offering price)
Maximum sales charge (Load) imposed on                None                     None
reinvested dividends and other
distributions
Maximum deferred sales charge (Load)                  5.00%                    None(1)
Redemption fee (as a percentage of amount             2.00%                    None
redeemed)
Exchange fee                                          None                     None
Maximum account fee                                   None                     None

OPERATING EXPENSES                                   LEADER        REGIONS MORGAN KEEGAN SELECT
                                                  BALANCED FUND        LEADER BALANCED FUND
                                                    (Current)              (PRO FORMA)
                                                Investor B Shares        Class A Shares

Investment Advisory fee                               0.80                     0.80
Administrative fee                                    0.20                     0.12
Shareholder Service fee                               0.25                      -
Distribution (12b-1) fee                              0.75                     0.25
Other operating expenses                              0.52                     0.50
TOTAL ANNUAL OPERATING EXPENSES                       2.52                     1.67
Less Contractual Fee Waiver                            -(2)                    0.20(3)
TOTAL NET ANNUAL OPERATING EXPENSES                   2.52                     1.47

(1) On purchases of $1 million or more, a CDSC of 1.00% of the redemption amount will apply to Class A Shares redeemed within 12 months of the purchase date under certain investment programs where an investment professional received an advance payment on the transaction.
(2) The expenses for LEADER Balanced Fund do not reflect a voluntary fee waiver of 0.20% with respect to investment advisory fees.
(3) The Adviser has agreed to waive contractually through the one-year anniversary date of the closing of the Reorganizations 0.20% of the investment advisory fee.

Example
-------

The example is intended to help you compare the cost of investing in the Acquired Funds and in the Acquiring Funds on a PRO FORMA basis. Your actual costs may be higher or lower. The example assumes you invest $10,000 in LEADER Balanced Fund Investor B Shares and in the corresponding Regions Morgan Keegan Select LEADER Balanced Fund Class A Shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same as currently shown in the above tables. The 5% return is an assumption and is not intended to portray past or future investment results. The example assumes termination of the voluntary investment advisory fee waiver arrangements for LEADER Balanced Fund. The example reflects the contractual investment advisory fee waiver arrangements for one year for Regions Morgan Keegan Select LEADER Balanced Fund.

             LEADER BALANCED FUND      REGIONS MORGAN KEEGAN
              Investor B Shares     SELECT LEADER BALANCED FUND
              (with Redemption)            Class A Shares

1 Year               $755                       $692
3 Years             $1,085                     $1,031
5 Years             $1,540                     $1,393
10 Years            $2,682                     $2,411

The following tables compare the current fees and expenses of LEADER Growth Equity Fund Institutional Shares and PRO FORMA fees and expenses of Regions Morgan Keegan Select LEADER Growth Equity Fund Class I Shares, giving effect to the Reorganizations.

SHAREHOLDER FEES (fees paid directly from      LEADER BALANCED     REGIONS MORGAN KEEGAN SELECT
your investment)                                     FUND              LEADER BALANCED FUND
                                                  (Current)                (PRO FORMA)
                                             Institutional Shares        Class I Shares
Maximum sales charge (Load) (as a                    None                      None
percentage of offering price)
Maximum sales charge (Load) imposed on               None                      None
reinvested dividends and other
distributions
Maximum deferred sales charge (Load)                 None                      None
Redemption fee (as a percentage of amount           2.00%                      None
redeemed)
Exchange fee                                         None                      None
Maximum account fee                                  None                      None

OPERATING EXPENSES                             LEADER BALANCED     REGIONS MORGAN KEEGAN SELECT
                                                     FUND              LEADER BALANCED FUND
                                                  (Current)                (PRO FORMA)
                                             Institutional Shares        Class I Shares

Investment Advisory fee                              0.80                      0.80
Administrative fee                                   0.20                      0.12
Shareholder Service fee                              0.30                       -
Distribution (12b-1) fee                              -                         -
Other operating expenses                             0.49                      0.48
TOTAL ANNUAL OPERATING EXPENSES                      1.79                      1.40
Less Contractual Fee Waiver                          -(1)                      0.20(2)
TOTAL NET ANNUAL OPERATING EXPENSES                  1.79                      1.20

(1) The expenses for LEADER Balanced Fund do not reflect a voluntary fee waiver of 0.20% with respect to investment advisory fees.
(2) The Adviser has agreed to waive contractually through the one-year anniversary date of the closing of the Reorganizations 0.20% of the investment advisory fee.

Example
-------

The example is intended to help you compare the cost of investing in the Acquired Funds and in the Acquiring Funds on a PRO FORMA basis. Your actual costs may be higher or lower. The example assumes you invest $10,000 in LEADER Balanced Fund Institutional Shares and in the corresponding Regions Morgan
Keegan Select LEADER Balanced Fund Class I Shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same as currently shown in the above tables. The 5% return is an assumption and is not intended to portray past or future investment results. The example assumes termination of the voluntary investment advisory fee waiver arrangements for LEADER Balanced Fund. The example reflects the contractual investment advisory fee waiver arrangements for one year for Regions Morgan Keegan Select LEADER Balanced Fund.

             LEADER BALANCED FUND      REGIONS MORGAN KEEGAN
             Institutional Shares   SELECT LEADER BALANCED FUND
                                           Class I Shares

1 Year               $182                       $123
3 Years              $563                       $425
5 Years              $970                       $750
10 Years            $2,105                     $1,671

The following tables compare the current fees and expenses of LEADER Tax-Exempt Bond Fund Investor A Shares and PRO FORMA fees and expenses of Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund Class A Shares, giving effect to the Reorganizations.

SHAREHOLDER FEES (fees paid directly from     LEADER TAX-EXEMPT    REGIONS MORGAN KEEGAN SELECT
your investment)                                  BOND FUND        LEADER TAX-EXEMPT BOND FUND
                                              Investor A Shares           Class A Shares
Maximum sales charge (Load) (as a                   4.75%                      2.00%
percentage of offering price)
Maximum sales charge (Load) imposed on              None                       None
reinvested dividends and other
distributions
Maximum deferred sales charge (Load)                None(1)                    None(2)
Redemption fee (as a percentage of amount           2.00%                      None
redeemed)
Exchange fee                                        None                       None
Maximum account fee                                 None                       None

OPERATING EXPENSES                            LEADER TAX-EXEMPT    REGIONS MORGAN KEEGAN SELECT
                                                  BOND FUND        LEADER TAX-EXEMPT BOND FUND
                                                  (Current)                (PRO FORMA)
                                              Investor A Shares           Class A Shares

Investment Advisory fee                             0.50                       0.50
Administrative fee                                  0.20                       0.12
Shareholder Service fee                               -                         -
Distribution (12b-1) fee                            0.30                       0.25
Other operating expenses                            0.63                       0.62
TOTAL ANNUAL OPERATING EXPENSES                     1.63                       1.49
Less Contractual Fee Waiver                          -(3)                      0.35(4)
TOTAL NET ANNUAL OPERATING EXPENSES                 1.63                       1.14

(1) On purchases of Investor A Shares over $1 million, an Acquired Fund may charge a 1% a contingent deferred sales charge, or "CDSC," on amounts redeemed within two years after purchase by shareholders that would have otherwise been subject to a sales charge.
(2) On purchases of $1 million or more, a CDSC of 1.00% of the redemption amount will apply to Class A Shares redeemed within 12 months of the purchase date under certain investment programs where an investment professional received an advance payment on the transaction.
(3) The expenses for LEADER Tax-Exempt Bond Fund do not reflect a voluntary fee waiver of 0.35% with respect to investment advisory fees.
(4) The Adviser has agreed to waive contractually through the one-year anniversary date of the closing of the Reorganizations 0.35% of the investment advisory fee.

Example
-------

The example is intended to help you compare the cost of investing in the Acquired Funds and in the Acquiring Funds on a PRO FORMA basis. Your actual costs may be higher or lower. The example assumes you invest $10,000 in LEADER Tax-Exempt Bond Fund Investor A Shares and in the corresponding Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund Class A Shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same as currently shown in the above tables. The 5% return is an assumption and is not intended to portray past or future investment results. The example assumes termination of the voluntary investment advisory fee waiver arrangements for LEADER Tax-Exempt Bond Fund. The example reflects the contractual investment advisory fee waiver arrangements for one year for Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund.

             LEADER TAX-EXEMPT BOND FUND       REGIONS MORGAN KEEGAN
                  Investor A Shares           SELECT LEADER TAX-EXEMPT
                                                     BOND FUND
                                                   Class A Shares

1 Year                   $633                           $314
3 Years                  $965                           $629
5 Years                 $1,319                          $967
10 Years                $2,316                         $1,924

The following tables compare the current fees and expenses of LEADER Tax-Exempt Bond Fund Investor B Shares and PRO FORMA fees and expenses of Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund Class A Shares, giving effect to the Reorganizations.

SHAREHOLDER FEES (fees paid directly from     LEADER TAX-EXEMPT    REGIONS MORGAN KEEGAN SELECT
your investment)                                  BOND FUND        LEADER TAX-EXEMPT BOND FUND
                                              Investor B Shares           Class A Shares
Maximum sales charge (Load) (as a                   None                      2.00%
percentage of offering price)
Maximum sales charge (Load) imposed on              None                      None
reinvested dividends and other
distributions
Maximum deferred sales charge (Load)                5.00%                     None(1)
Redemption fee (as a percentage of amount           2.00%                     None
redeemed)
Exchange fee                                        None                      None
Maximum account fee                                 None                      None

OPERATING EXPENSES                            LEADER TAX-EXEMPT    REGIONS MORGAN KEEGAN SELECT
                                                  BOND FUND        LEADER TAX-EXEMPT BOND FUND
                                                  (Current)                (PRO FORMA)
                                              Investor B Shares           Class A Shares

Investment Advisory fee                             0.50                       0.50
Administrative fee                                  0.20                       0.12
Shareholder Service fee                             0.25                        -
Distribution (12b-1) fee                            0.75                       0.25
Other operating expenses                            0.62                       0.62
TOTAL ANNUAL OPERATING EXPENSES                     2.32                       1.49
Less Contractual Fee Waiver                          -(2)                      0.35(3)
TOTAL NET ANNUAL OPERATING EXPENSES                 2.32                       1.14

(1) On purchases of $1 million or more, a CDSC of 1.00% of the redemption amount will apply to Class A Shares redeemed within 12 months of the purchase date under certain investment programs where an investment professional received an advance payment on the transaction.
(2) The expenses for LEADER Tax-Exempt Bond Fund do not reflect a voluntary fee waiver of 0.35% with respect to investment advisory fees.
(3) The Adviser has agreed to waive contractually through the one-year anniversary date of the closing of the Reorganizations 0.35% of the investment advisory fee.

Example
-------

The example is intended to help you compare the cost of investing in the Acquired Funds and in the Acquiring Funds on a PRO FORMA basis. Your actual costs may be higher or lower. The example assumes you invest $10,000 in LEADER Tax-Exempt Bond Fund Investor B Shares and in the corresponding Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund Class A Shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same as currently shown in the above tables. The 5% return is an assumption and is not intended to portray past or future investment results. The example assumes termination of the voluntary investment advisory fee waiver arrangements for LEADER Tax-Exempt Bond Fund. The example reflects the contractual investment advisory fee waiver arrangements for one year for Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund.

             LEADER TAX-EXEMPT BOND FUND       REGIONS MORGAN KEEGAN
                  Investor B Shares           SELECT LEADER TAX-EXEMPT
                  (with Redemption)                  BOND FUND
                                                   Class A Shares

1 Year                   $735                           $314
3 Years                 $1,024                          $629
5 Years                 $1,440                          $967
10 Years                $2,484                         $1,924

The following tables compare the current fees and expenses of LEADER Tax-Exempt Bond Fund Institutional Shares and PRO FORMA fees and expenses of Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund Class I Shares, giving effect to the Reorganizations.

SHAREHOLDER FEES (fees paid directly from     LEADER TAX-EXEMPT    REGIONS MORGAN KEEGAN SELECT
your investment)                                  BOND FUND        LEADER TAX-EXEMPT BOND FUND
                                                  (Current)                (PRO FORMA)
                                             Institutional Shares        Class I Shares
Maximum sales charge (Load) (as a                   None                       None
percentage of offering price)
Maximum sales charge (Load) imposed on              None                       None
reinvested dividends and other
distributions
Maximum deferred sales charge (Load)                None                       None
Redemption fee (as a percentage of amount           2.00%                      None
redeemed)
Exchange fee                                        None                       None
Maximum account fee                                 None                       None

OPERATING EXPENSES                            LEADER TAX-EXEMPT    REGIONS MORGAN KEEGAN SELECT
                                                  BOND FUND        LEADER TAX-EXEMPT BOND FUND
                                                  (Current)                (PRO FORMA)
                                            Institutional Shares         Class I Shares

Investment Advisory fee                             0.50                       0.50
Administrative fee                                  0.20                       0.12
Shareholder Service fee                             0.30                        -
Distribution (12b-1) fee                              -                         -
Other operating expenses                            0.62                       0.62
TOTAL ANNUAL OPERATING EXPENSES                     1.62                       1.24
Less Contractual Fee Waiver                          -(1)                      0.35(2)
TOTAL NET ANNUAL OPERATING EXPENSES                 1.62                       0.89

(1) The expenses for LEADER Tax-Exempt Bond Fund do not reflect a voluntary fee waiver of 0.35% with respect to investment advisory fees.
(2) The Adviser has agreed to waive contractually through the one-year anniversary date of the closing of the Reorganizations 0.35% of the investment advisory fee.

Example
-------

The example is intended to help you compare the cost of investing in the Acquired Funds and in the Acquiring Funds on a PRO FORMA basis. Your actual costs may be higher or lower. The example assumes you invest $10,000 in LEADER Tax-Exempt Bond Fund Institutional Shares and in the corresponding Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund Class I Shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same as currently shown in the above tables. The 5% return is an assumption and is not intended to portray past or future investment results. The example assumes termination of the voluntary investment advisory fee waiver arrangements for LEADER Tax-Exempt Bond Fund. The example reflects the contractual investment advisory fee waiver arrangements for one year for Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund.

             LEADER TAX-EXEMPT BOND FUND       REGIONS MORGAN KEEGAN
                 Institutional Shares         SELECT LEADER TAX-EXEMPT
                                                     BOND FUND
                                                   Class I Shares

1 Year                   $165                           $91
3 Years                  $511                           $360
5 Years                  $881                           $650
10 Years                $1,922                         $1,478

The following tables compare the current fees and expenses of LEADER Intermediate Bond Fund Investor A Shares and PRO FORMA fees and expenses of Regions Morgan Keegan Select LEADER Intermediate Bond Fund Class A Shares, giving effect to the Reorganizations.

SHAREHOLDER FEES (fees paid directly from         LEADER          REGIONS MORGAN KEEGAN SELECT
your investment)                             INTERMEDIATE BOND    LEADER INTERMEDIATE BOND FUND
                                                   FUND                  Class A Shares
                                             Investor A Shares
Maximum sales charge (Load) (as a                  4.75%                      2.00%
percentage of offering price)
Maximum sales charge (Load) imposed on             None                       None
reinvested dividends and other
distributions
Maximum deferred sales charge (Load)               None(1)                    None(2)
Redemption fee (as a percentage of amount          2.00%                      None

redeemed)
Exchange fee                                       None                       None
Maximum account fee                                None                       None

OPERATING EXPENSES                         LEADER INTERMEDIATE    REGIONS MORGAN KEEGAN SELECT
                                                BOND FUND         LEADER INTERMEDIATE BOND FUND
                                                (Current)                  (PRO FORMA)
                                            Investor A Shares            Class A Shares
Investment Advisory fee                            0.50                       0.50
Administrative fee                                 0.20                       0.12
Shareholder Service fee                             -                           -
Distribution (12b-1) fee                           0.30                       0.25
Other operating expenses                           0.22                       0.23
TOTAL ANNUAL OPERATING EXPENSES                    1.22                       1.10
Less Contractual Fee Waiver                         -(3)                      0.02(4)
TOTAL NET ANNUAL OPERATING EXPENSES                1.22                       1.08

(1) On purchases of Investor A Shares over $1 million, an Acquired Fund may charge a 1% a contingent deferred sales charge, or "CDSC," on amounts redeemed within two years after purchase by shareholders that would have otherwise been subject to a sales charge.
(2) On purchases of $1 million or more, a CDSC of 1.00% of the redemption amount will apply to Class A Shares redeemed within 12 months of the purchase date under certain investment programs where an investment professional received an advance payment on the transaction.
(3) The expenses for LEADER Intermediate Bond Fund do not reflect a voluntary fee waiver of 0.02% with respect to investment advisory fees.
(4) The Adviser has agreed to waive contractually through the one-year anniversary date of the closing of the Reorganizations 0.02% of the investment advisory fee.

Example
-------

The example is intended to help you compare the cost of investing in the Acquired Funds and in the Acquiring Funds on a PRO FORMA basis. Your actual costs may be higher or lower. The example assumes you invest $10,000 in LEADER Intermediate Bond Fund Investor A Shares and in the corresponding Regions Morgan Keegan Select LEADER Intermediate Bond Fund Class A Shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same as currently shown in the above tables. The 5% return is an assumption and is not intended to portray past or future investment results. The example assumes termination of the voluntary investment advisory fee waiver arrangements for LEADER Intermediate Bond Fund. The example reflects the contractual investment advisory fee waiver arrangements for one year for Regions Morgan Keegan Select LEADER Intermediate Bond Fund.

            LEADER INTERMEDIATE BOND FUND      REGIONS MORGAN KEEGAN
                  Investor A Shares          SELECT LEADER INTERMEDIATE
                                                     BOND FUND
                                                   Class A Shares

1 Year                   $593                           $308
3 Years                  $844                           $542
5 Years                 $1,113                          $795
10 Years                $1,882                         $1,519

The following tables compare the current fees and expenses of LEADER Intermediate Bond Fund Investor B Shares and PRO FORMA fees and expenses of Regions Morgan Keegan Select LEADER Intermediate Bond Fund Class A Shares, giving effect to the Reorganizations.

SHAREHOLDER FEES (fees paid directly from         LEADER          REGIONS MORGAN KEEGAN SELECT
your investment)                             INTERMEDIATE BOND    LEADER INTERMEDIATE BOND FUND
                                                   FUND                  Class A Shares
                                             Investor B Shares
Maximum sales charge (Load) (as a                  None                       2.00%
percentage of offering price)
Maximum sales charge (Load) imposed on             None                       None
reinvested dividends and other
distributions
Maximum deferred sales charge (Load)               5.00%                      None(1)
Redemption fee (as a percentage of amount          2.00%                      None
redeemed)
Exchange fee                                       None                       None
Maximum account fee                                None                       None


OPERATING EXPENSES                         LEADER INTERMEDIATE    REGIONS MORGAN KEEGAN SELECT
                                                BOND FUND         LEADER INTERMEDIATE BOND FUND
                                                (Current)                  (PRO FORMA)
                                            Investor B Shares            Class A Shares

Investment Advisory fee                            0.50                       0.50
Administrative fee                                 0.20                       0.12
Shareholder Service fee                            0.25                         -
Distribution (12b-1) fee                           0.75                       0.25
Other operating expenses                           0.22                       0.23
TOTAL ANNUAL OPERATING EXPENSES                    1.92                       1.10
Less Contractual Fee Waiver                        -(2)                       0.02(3)
TOTAL NET ANNUAL OPERATING EXPENSES                1.92                       1.08

(1) On purchases of $1 million or more, a CDSC of 1.00% of the redemption amount will apply to Class A Shares redeemed within 12 months of the purchase date under certain investment programs where an investment professional received an advance payment on the transaction.
(2) The expenses for LEADER Intermediate Bond Fund do not reflect a voluntary fee waiver of 0.02% with respect to investment advisory fees.
(3) The Adviser has agreed to waive contractually through the one-year anniversary date of the closing of the Reorganizations 0.02% of the investment advisory fee.

Example
-------

The example is intended to help you compare the cost of investing in the Acquired Funds and in the Acquiring Funds on a PRO FORMA basis. Your actual costs may be higher or lower. The example assumes you invest $10,000 in LEADER Intermediate Bond Fund Investor B Shares and in the corresponding Regions Morgan Keegan Select LEADER Intermediate Bond Fund Class A Shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same as currently shown in the above tables. The 5% return is an assumption and is not intended to portray past or future investment results. The example assumes termination of the voluntary investment advisory fee waiver arrangements for LEADER Intermediate Bond Fund. The example reflects the contractual investment advisory fee waiver arrangements for one year for Regions Morgan Keegan Select LEADER Intermediate Bond Fund.

            LEADER INTERMEDIATE BOND FUND      REGIONS MORGAN KEEGAN
                  Investor B Shares          SELECT LEADER INTERMEDIATE
                  (with Redemption)                  BOND FUND
                                                   Class A Shares

1 Year                   $695                           $308
3 Years                  $903                           $542

5 Years                 $1,237                          $795
10 Years                $2,061                         $1,519

The following tables compare the current fees and expenses of LEADER Intermediate Bond Fund Institutional Shares and PRO FORMA fees and expenses of Regions Morgan Keegan Select LEADER Intermediate Bond Fund Class I Shares, giving effect to the Reorganizations.

SHAREHOLDER FEES (fees paid directly from         LEADER          REGIONS MORGAN KEEGAN SELECT
your investment)                             INTERMEDIATE BOND    LEADER INTERMEDIATE BOND FUND
                                                   FUND                    (PRO FORMA)
                                                 (Current)               Class I Shares
                                           Institutional Shares
Maximum sales charge (Load) (as a                  None                       None
percentage of offering price)
Maximum sales charge (Load) imposed on             None                       None
reinvested dividends and other
distributions
Maximum deferred sales charge (Load)               None                       None
Redemption fee (as a percentage of amount          2.00%                      None
redeemed)
Exchange fee                                       None                       None
Maximum account fee                                None                       None


OPERATING EXPENSES                                LEADER          REGIONS MORGAN KEEGAN SELECT
                                             INTERMEDIATE BOND    LEADER INTERMEDIATE BOND FUND
                                                   FUND                    (PRO FORMA)
                                                 (Current)               Class I Shares
                                            Institutional Shares
Investment Advisory fee                            0.50                       0.50
Administrative fee                                 0.20                       0.12
Shareholder Service fee                            0.30                         -
Distribution (12b-1) fee                             -                          -
Other operating expenses                           0.22                       0.23
TOTAL ANNUAL OPERATING EXPENSES                    1.22                       0.85
Less Contractual Fee Waiver                         -(1)                      0.02(2)
TOTAL NET ANNUAL OPERATING EXPENSES                1.22                       0.83

(1) The expenses for LEADER Intermediate Bond Fund do not reflect a voluntary fee waiver of 0.02% with respect to investment advisory fees.
(2) The Adviser has agreed to waive contractually through the one-year anniversary date of the closing of the Reorganizations 0.02% of the investment advisory fee.

Example
-------

The example is intended to help you compare the cost of investing in the Acquired Funds and in the Acquiring Funds on a PRO FORMA basis. Your actual costs may be higher or lower. The example assumes you invest $10,000 in LEADER Intermediate Bond Fund Institutional Shares and in the corresponding Regions Morgan Keegan Select LEADER Intermediate Bond Fund Class I Shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same as currently shown in the above tables. The 5% return is an assumption and is not intended to portray past or future investment results. The example assumes termination of the voluntary investment advisory fee waiver arrangements for LEADER Intermediate Bond Fund. The example reflects the contractual investment advisory fee waiver arrangements for one year for Regions Morgan Keegan Select LEADER Intermediate Bond Fund.

            LEADER INTERMEDIATE BOND FUND      REGIONS MORGAN KEEGAN
                 Institutional Shares        SELECT LEADER INTERMEDIATE
                                                     BOND FUND
                                                   Class I Shares

1 Year                   $124                           $85
3 Years                  $387                           $270
5 Years                  $670                           $471
10 Years                $1,477                         $1,054

The following tables compare the current fees and expenses of LEADER Tax-Exempt Money Market Fund Investor A Shares and PRO FORMA fees and expenses of Regions Morgan Keegan Select LEADER Tax-Exempt Money Market Fund Class A Shares, giving effect to the Reorganizations.

SHAREHOLDER FEES (fees paid directly from   LEADER TAX-EXEMPT     REGIONS MORGAN KEEGAN SELECT
your investment)                            MONEY MARKET FUND    LEADER TAX-EXEMPT MONEY MARKET
                                            Investor A Shares                 FUND
                                                                         Class A Shares
Maximum sales charge (Load) (as a                  None                       None
percentage of offering price)
Maximum sales charge (Load) imposed on             None                       None
reinvested dividends and other
distributions
Maximum deferred sales charge (Load)               None(1)                    None(2)
Redemption fee (as a percentage of amount          None                       None
redeemed)
Exchange fee                                       None                       None
Maximum account fee                                None                       None


OPERATING EXPENSES                         LEADER TAX-EXEMPT      REGIONS MORGAN KEEGAN SELECT
                                           MONEY MARKET FUND     LEADER TAX-EXEMPT MONEY MARKET
                                               (Current)                      FUND
                                           Investor A Shares              (PRO FORMA)
                                                                         Class A Shares

Investment Advisory fee                          0.40                         0.40
Administrative fee                               0.20                         0.12
Shareholder Service fee                            -                           -
Distribution (12b-1) fee                         0.50                         0.50(5)
Other operating expenses                         0.43                         0.42
TOTAL ANNUAL OPERATING EXPENSES                  1.53                         1.44
Less Contractual Fee Waiver                       -(3)                        0.30(4)
TOTAL NET ANNUAL OPERATING EXPENSES              1.53                         1.14

(1) On purchases of Investor A Shares over $1 million, an Acquired Fund may charge a 1% a contingent deferred sales charge, or "CDSC," on amounts redeemed within two years after purchase by shareholders that would have otherwise been subject to a sales charge.
(2) On purchases of $1 million or more, a CDSC of 1.00% of the redemption amount will apply to Class A Shares redeemed within 12 months of the purchase date under certain investment programs where an investment professional received an advance payment on the transaction.
(3) The expenses for LEADER Tax-Exempt Money Market Fund do not reflect a voluntary fee waiver of 0.30% with respect to investment advisory fees.
(4) The Adviser has agreed to waive contractually through the one-year anniversary date of the closing of the Reorganizations 0.30% of the investment advisory fee.

(5) PRO FORMA expenses for Regions Morgan Keegan Select LEADER Tax-Exempt Money Market Fund do not reflect a voluntary fee waiver of 0.37% with respect to distribution fees for Class A Shares. The waiver may be eliminated at any time at the discretion of Morgan Keegan.

Example
-------

The example is intended to help you compare the cost of investing in the Acquired Funds and in the Acquiring Funds on a PRO FORMA basis. Your actual costs may be higher or lower. The example assumes you invest $10,000 in LEADER Tax-Exempt Money Market Fund Investor A Shares and in the corresponding Regions Morgan Keegan Select LEADER Tax-Exempt Money Market Fund Class A Shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same as currently shown in the above tables. The 5% return is an assumption and is not intended to portray past or future investment results. The example assumes termination of the voluntary investment advisory fee waiver arrangements for LEADER Tax-Exempt Money Market Fund. The example reflects the contractual investment advisory fee waiver arrangements for one year for Regions Morgan Keegan Select LEADER Tax-Exempt Money Market Fund.

             LEADER TAX-EXEMPT MONEY MARKET FUND       REGIONS MORGAN KEEGAN
                      Investor A Shares               SELECT LEADER TAX-EXEMPT
                                                         MONEY MARKET FUND
                                                           Class A Shares

1 Year                       $156                               $117
3 Years                      $483                               $428
5 Years                      $834                               $761
10 Years                    $1,824                             $1,708

The following tables compare the current fees and expenses of LEADER Tax-Exempt Money Market Fund Institutional Shares and PRO FORMA fees and expenses of Regions Morgan Keegan Select LEADER Tax-Exempt Money Market Fund Class I Shares, giving effect to the Reorganizations.

SHAREHOLDER FEES (fees paid directly      LEADER TAX-EXEMPT      REGIONS MORGAN KEEGAN SELECT
from your investment)                     MONEY MARKET FUND     LEADER TAX-EXEMPT MONEY MARKET
                                         Institutional Shares                FUND
                                                                        Class I Shares
Maximum sales charge (Load) (as a                None                        None
percentage of offering price)
Maximum sales charge (Load) imposed on           None                        None
reinvested dividends and other
distributions
Maximum deferred sales charge (Load)             None                        None
Redemption fee (as a percentage of               None                        None
amount redeemed)
Exchange fee                                     None                        None
Maximum account fee                              None                        None

OPERATING EXPENSES                         LEADER TAX-EXEMPT      REGIONS MORGAN KEEGAN SELECT
                                           MONEY MARKET FUND     LEADER TAX-EXEMPT MONEY MARKET
                                               (Current)                      FUND
                                         Institutional Shares             (PRO FORMA)
                                                                         Class I Shares
Investment Advisory fee                          0.40                         0.40
Administrative fee                               0.20                         0.12
Shareholder Service fee                          0.25                          -
Distribution (12b-1) fee                           -                           -
Other operating expenses                         0.43                         0.42
TOTAL ANNUAL OPERATING EXPENSES                  1.28                         0.94
Less Contractual Fee Waiver                       -(1)                        0.30(2)
TOTAL NET ANNUAL OPERATING EXPENSES              1.28                         0.64

(1) The expenses for LEADER Tax-Exempt Money Market Fund do not reflect a voluntary fee waiver of 0.30% with respect to investment advisory fees.
(2) The Adviser has agreed to waive contractually through the one-year anniversary date of the closing of the Reorganizations 0.30% of the investment advisory fee.

Example
-------

The example is intended to help you compare the cost of investing in the Acquired Funds and in the Acquiring Funds on a PRO FORMA basis. Your actual costs may be higher or lower. The example assumes you invest $10,000 in LEADER Tax-Exempt Money Market Fund Institutional Shares and in the corresponding Regions Morgan Keegan Select LEADER Tax-Exempt Money Market Fund Class I Shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same as currently shown in the above tables. The 5% return is an assumption and is not intended to portray past or future investment results. The example assumes termination of the voluntary investment advisory fee waiver arrangements for LEADER Tax-Exempt Money Market Fund. The example reflects the contractual investment advisory fee waiver arrangements for one year for Regions Morgan Keegan Select LEADER Tax-Exempt Money Market Fund.

             LEADER TAX-EXEMPT MONEY MARKET FUND       REGIONS MORGAN KEEGAN
                     Institutional Shares             SELECT LEADER TAX-EXEMPT
                                                         MONEY MARKET FUND
                                                           Class I Shares

1 Year                       $130                               $66
3 Years                      $406                               $271
5 Years                      $702                               $493
10 Years                    $1,545                             $1,134

The following tables compare the current fees and expenses of LEADER Tax-Exempt Money Market Fund Sweep Shares and PRO FORMA fees and expenses of Regions Morgan Keegan Select LEADER Tax-Exempt Money Market Fund Class I Shares, giving effect to the Reorganizations.

SHAREHOLDER FEES (fees paid directly       LEADER TAX-EXEMPT      REGIONS MORGAN KEEGAN SELECT
from your investment)                      MONEY MARKET FUND     LEADER TAX-EXEMPT MONEY MARKET
                                               (Current)                      FUND
                                             Sweep Shares                 (PRO FORMA)
                                                                         Class I Shares
Maximum sales charge (Load) (as a                None                         None
percentage of offering price)
Maximum sales charge (Load) imposed on           None                         None
reinvested dividends and other
distributions
Maximum deferred sales charge (Load)             None                         None
Redemption fee (as a percentage of               None                         None
amount redeemed)
Exchange fee                                     None                         None
Maximum account fee                              None                         None

OPERATING EXPENSES                         LEADER TAX-EXEMPT      REGIONS MORGAN KEEGAN SELECT
                                           MONEY MARKET FUND     LEADER TAX-EXEMPT MONEY MARKET
                                               (Current)                      FUND
                                             Sweep Shares                 (PRO FORMA)
                                                                         Class I Shares

Investment Advisory fee                          0.40                         0.40
Administrative fee                               0.20                         0.12
Shareholder Service fee                          0.25                          -
Distribution (12b-1) fee                           -                           -
Other operating expenses                         0.44                         0.42
TOTAL ANNUAL OPERATING EXPENSES                  1.29                         0.94
Less Contractual Fee Waiver                       -(1)                        0.30(2)
TOTAL NET ANNUAL OPERATING EXPENSES              1.29                         0.64

(1) The expenses for LEADER Tax-Exempt Money Market Fund do not reflect a voluntary fee waiver of 0.30% with respect to investment advisory fees.
(2) The Adviser has agreed to waive contractually through the one-year anniversary date of the closing of the Reorganizations 0.30% of the investment advisory fee.

Example
-------

The example is intended to help you compare the cost of investing in the Acquired Funds and in the Acquiring Funds on a PRO FORMA basis. Your actual costs may be higher or lower. The example assumes you invest $10,000 in LEADER Tax-Exempt Money Market Fund Sweep Shares and in the corresponding Regions Morgan Keegan Select LEADER Tax-Exempt Money Market Fund Class I Shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same as currently shown in the above tables. The 5% return is an assumption and is not intended to portray past or future investment results. The example assumes termination of the voluntary investment advisory fee waiver arrangements for LEADER Tax-Exempt Money Market Fund. The example reflects the contractual investment advisory fee waiver arrangements for one year for Regions Morgan Keegan Select LEADER Tax-Exempt Money Market Fund.

             LEADER TAX-EXEMPT MONEY MARKET FUND       REGIONS MORGAN KEEGAN
                         Sweep Shares                 SELECT LEADER TAX-EXEMPT
                                                         MONEY MARKET FUND
                                                           Class I Shares

1 Year                       $131                               $66
3 Years                      $409                               $271
5 Years                      $708                               $493
10 Years                    $1,556                             $1,134

The following tables compare the current fees and expenses of LEADER Money Market Fund Investor A Shares and PRO FORMA fees and expenses of Regions Morgan Keegan Select LEADER Money Market Fund Class A Shares, giving effect to the Reorganizations.

SHAREHOLDER FEES (fees paid directly from        LEADER MONEY      REGIONS MORGAN KEEGAN SELECT
your investment)                                 MARKET FUND         LEADER MONEY MARKET FUND
                                              Investor A Shares           Class A Shares
Maximum sales charge (Load) (as a                    None                      None
percentage of offering price)
Maximum sales charge (Load) imposed on               None                      None
reinvested dividends and other
distributions
Maximum deferred sales charge (Load)                 None(1)                   None(2)
Redemption fee (as a percentage of amount            None                      None
redeemed)
Exchange fee                                         None                      None
Maximum account fee                                  None                      None

OPERATING EXPENSES                               LEADER MONEY      REGIONS MORGAN KEEGAN SELECT
                                                 MARKET FUND         LEADER MONEY MARKET FUND
                                                  (Current)                (PRO FORMA)
                                              Investor A Shares           Class A Shares

Investment Advisory fee                              0.40                      0.40
Administrative fee                                   0.20                      0.12
Shareholder Service fee                               -                         -
Distribution (12b-1) fee                             0.50                      0.50
Other operating expenses                             0.21                      0.21
TOTAL ANNUAL OPERATING EXPENSES                      1.31                      1.23
Less Contractual Fee Waiver                          -(3)                      0.15(4)
TOTAL NET ANNUAL OPERATING EXPENSES                  1.31                      1.08

(1) On purchases of Investor A Shares over $1 million, an Acquired Fund may charge a 1% a contingent deferred sales charge, or "CDSC," on amounts redeemed within two years after purchase by shareholders that would have otherwise been subject to a sales charge.
(2) On purchases of $1 million or more, a CDSC of 1.00% of the redemption amount will apply to Class A Shares redeemed within 12 months of the purchase date under certain investment programs where an investment professional received an advance payment on the transaction.
(3) The expenses for LEADER Money Market Fund do not reflect a voluntary fee waiver of 0.15% with respect to investment advisory fees.
(4)The Adviser has agreed to waive contractually through the one-year anniversary date of the closing of the Reorganizations 0.15% of the investment advisory fee.

Example
-------

The example is intended to help you compare the cost of investing in the Acquired Funds and in the Acquiring Funds on a PRO FORMA basis. Your actual costs may be higher or lower. The example assumes you invest $10,000 in LEADER Money Market Fund Investor A Shares and in the corresponding Regions Morgan Keegan Select LEADER Money Market Fund Class A Shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same as currently shown in the above tables. The 5% return is an assumption and is not intended to portray past or future investment results. The example assumes termination of the voluntary investment advisory fee waiver arrangements for LEADER Money Market Fund. The example reflects the contractual investment advisory fee waiver arrangements for one year for Regions Morgan Keegan Select LEADER Money Market Fund.

             LEADER MONEY MARKET FUND       REGIONS MORGAN KEEGAN
                 Investor A Shares        SELECT LEADER MONEY MARKET
                                                     FUND
                                                Class A Shares

1 Year                 $133                          $110
3 Years                $415                          $377
5 Years                $718                          $664
10 Years              $1,579                        $1,484


The following tables compare the current fees and expenses of LEADER Money Market Fund Institutional Shares and PRO FORMA fees and expenses of Regions Morgan Keegan Select LEADER Money Market Fund Class I Shares, giving effect to the Reorganizations.

SHAREHOLDER FEES (fees paid directly from        LEADER MONEY      REGIONS MORGAN KEEGAN SELECT
your investment)                                 MARKET FUND         LEADER MONEY MARKET FUND
                                             Institutional Shares         Class I Shares
Maximum sales charge (Load) (as a                    None                      None
percentage of offering price)
Maximum sales charge (Load) imposed on               None                      None
reinvested dividends and other
distributions
Maximum deferred sales charge (Load)                 None                      None
Redemption fee (as a percentage of amount            None                      None
redeemed)
Exchange fee                                         None                      None
Maximum account fee                                  None                      None

OPERATING EXPENSES                               LEADER MONEY      REGIONS MORGAN KEEGAN SELECT
                                                 MARKET FUND         LEADER MONEY MARKET FUND
                                                  (Current)                (PRO FORMA)
                                             Institutional Shares         Class I Shares

Investment Advisory fee                              0.40                      0.40
Administrative fee                                   0.20                      0.12
Shareholder Service fee                              0.25                       -
Distribution (12b-1) fee                              -                         -
Other operating expenses                             0.21                      0.21
TOTAL ANNUAL OPERATING EXPENSES                      1.06                      0.73
Less Contractual Fee Waiver                          -(1)                      0.15(2)
TOTAL NET ANNUAL OPERATING EXPENSES                  1.06                      0.58

(1) The expenses for LEADER Money Market Fund do not reflect a voluntary fee waiver of 0.15% with respect to investment advisory fees.
(2) The Adviser has agreed to waive contractually through the one-year anniversary date of the closing of the Reorganizations 0.15% of the investment advisory fee.

Example
-------

The example is intended to help you compare the cost of investing in the Acquired Funds and in the Acquiring Funds on a PRO FORMA basis. Your actual costs may be higher or lower. The example assumes you invest $10,000 in LEADER Money Market Fund Institutional Shares and in the corresponding Regions Morgan Keegan Select LEADER Money Market Fund Class I Shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same as currently shown in the above tables. The 5% return is an assumption and is not intended to portray past or future investment results. The example assumes termination of the voluntary investment advisory fee waiver arrangements for LEADER Money Market Fund. The example reflects the contractual investment advisory fee waiver arrangements for one year for Regions Morgan Keegan Select LEADER Money Market Fund.

             LEADER MONEY MARKET FUND       REGIONS MORGAN KEEGAN
               Institutional Shares       SELECT LEADER MONEY MARKET
                                                     FUND
                                                Class I Shares

1 Year                 $108                          $59
3 Years                $337                          $219
5 Years                $585                          $393
10 Years              $1,294                         $898

The following tables compare the current fees and expenses of LEADER Money Market Fund Sweep Shares and PRO FORMA fees and expenses of Regions Morgan Keegan Select LEADER Money Market Fund Class I Shares, giving effect to the Reorganizations.

SHAREHOLDER FEES (fees paid directly from        LEADER MONEY      REGIONS MORGAN KEEGAN SELECT
your investment)                                 MARKET FUND         LEADER MONEY MARKET FUND
                                                  (Current)                (PRO FORMA)
                                                 Sweep Shares             Class I Shares
Maximum sales charge (Load) (as a                    None                      None
percentage of offering price)
Maximum sales charge (Load) imposed on               None                      None
reinvested dividends and other
distributions
Maximum deferred sales charge (Load)                 None                      None
Redemption fee (as a percentage of amount            None                      None
redeemed)
Exchange fee                                         None                      None
Maximum account fee                                  None                      None

OPERATING EXPENSES                               LEADER MONEY      REGIONS MORGAN KEEGAN SELECT
                                                 MARKET FUND         LEADER MONEY MARKET FUND
                                                  (Current)                (PRO FORMA)
                                                 Sweep Shares             Class I Shares

Investment Advisory fee                              0.40                      0.40
Administrative fee                                   0.20                      0.12
Shareholder Service fee                              0.25                       -
Distribution (12b-1) fee                              -                         -
Other operating expenses                             0.20                      0.21
TOTAL ANNUAL OPERATING EXPENSES                      1.05                      0.73
Less Contractual Fee Waiver                           -(1)                     0.15(2)
TOTAL NET ANNUAL OPERATING EXPENSES                  1.05                      0.58

(1) The expenses for LEADER Money Market Fund do not reflect a voluntary fee waiver of 0.15% with respect to investment advisory fees.
(2) The Adviser has agreed to waive contractually through the one-year anniversary date of the closing of the Reorganizations 0.15% of the investment advisory fee.

Example
-------

The example is intended to help you compare the cost of investing in the Acquired Funds and in the Acquiring Funds on a PRO FORMA basis. Your actual costs may be higher or lower. The example assumes you invest $10,000 in LEADER Money Market Fund Sweep Shares and in the corresponding Regions Morgan Keegan Select LEADER Money Market Fund Class I Shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same as currently shown in the above tables. The 5% return is an assumption and is not intended to portray past or future investment results. The example assumes termination of the voluntary investment advisory fee waiver arrangements for LEADER Money Market Fund. The example reflects the contractual investment advisory fee waiver arrangements for one year for Regions Morgan Keegan Select LEADER Money Market Fund.

             LEADER MONEY MARKET FUND       REGIONS MORGAN KEEGAN
                   Sweep Shares           SELECT LEADER MONEY MARKET
                                                     FUND
                                                Class I Shares

1 Year                 $107                          $59
3 Years                $334                          $219
5 Years                $579                          $393
10 Years              $1,283                         $898

The following tables compare the current fees and expenses of LEADER Short Term Bond Fund Investor A Shares and PRO FORMA fees and expenses of Regions Morgan Keegan Select LEADER Short Term Bond Fund Class A Shares, giving effect to the Reorganizations.

SHAREHOLDER FEES (fees paid directly from    LEADER SHORT TERM    REGIONS MORGAN KEEGAN SELECT
your investment)                                 BOND FUND         LEADER SHORT TERM BOND FUND
                                             Investor A Shares           Class A Shares

Maximum sales charge (Load) (as a                  4.75%                      1.50%
percentage of offering price)
Maximum sales charge (Load) imposed on             None                       None
reinvested dividends and other
distributions
Maximum deferred sales charge (Load)               None(1)                    None(2)
Redemption fee (as a percentage of amount          2.00%                      None
redeemed)
Exchange fee                                       None                       None
Maximum account fee                                None                       None

OPERATING EXPENSES                           LEADER SHORT TERM    REGIONS MORGAN KEEGAN SELECT
                                                 BOND FUND         LEADER SHORT TERM BOND FUND
                                                 (Current)                 (PRO FORMA)
                                             Investor A Shares           Class A Shares

Investment Advisory fee                             0.55                      0.55
Administrative fee                                  0.20                      0.12
Shareholder Service fee                              -                          -
Distribution (12b-1) fee                            0.30                      0.25
Other operating expenses                            0.32                      0.33
TOTAL ANNUAL OPERATING EXPENSES                     1.37                      1.25
Less Contractual Fee Waiver                          -(3)                     0.20(4)
TOTAL NET ANNUAL OPERATING EXPENSES                 1.37                      1.05

(1) On purchases of Investor A Shares over $1 million, an Acquired Fund may charge a 1% a contingent deferred sales charge, or "CDSC," on amounts redeemed within two years after purchase by shareholders that would have otherwise been subject to a sales charge.
(2) On purchases of $1 million or more, a CDSC of 1.00% of the redemption amount will apply to Class A Shares redeemed within 12 months of the purchase date under certain investment programs where an investment professional received an advance payment on the transaction.
(3) The expenses for LEADER Short Term Bond Fund do not reflect a voluntary fee waiver of 0.20% with respect to investment advisory fees.
(4) The Adviser has agreed to waive contractually through the one-year anniversary date of the closing of the Reorganizations 0.20% of the investment advisory fee.

Example
-------

The example is intended to help you compare the cost of investing in the Acquired Funds and in the Acquiring Funds on a PRO FORMA basis. Your actual costs may be higher or lower. The example assumes you invest $10,000 in LEADER Short Term Bond Fund Investor A Shares and in the corresponding Regions Morgan Keegan Select LEADER Short Term Bond Fund Class A Shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same as currently shown in the above tables. The 5% return is an assumption and is not intended to portray past or future investment results. The example assumes termination of the voluntary investment advisory fee waiver arrangements for LEADER Short Term Bond Fund. The example reflects the contractual investment advisory fee waiver arrangements for one year for Regions Morgan Keegan Select LEADER Short Term Bond Fund.

             LEADER SHORT TERM BOND FUND      REGIONS MORGAN KEEGAN
                  Investor A Shares          SELECT LEADER SHORT TERM
                                                    BOND FUND

                                                  Class A Shares

1 Year                  $608                           $256
3 Years                 $888                           $522
5 Years                $1,189                          $810
10 Years               $2,043                         $1,630

The following tables compare the current fees and expenses of LEADER Short Term Bond Fund Investor B Shares and PRO FORMA fees and expenses of Regions Morgan Keegan Select LEADER Short Term Bond Fund Class A Shares, giving effect to the Reorganizations.

SHAREHOLDER FEES (fees paid directly from    LEADER SHORT TERM    REGIONS MORGAN KEEGAN SELECT
your investment)                                 BOND FUND         LEADER SHORT TERM BOND FUND
                                             Investor B Shares           Class A Shares
Maximum sales charge (Load) (as a                   None                      1.50%
percentage of offering price)
Maximum sales charge (Load) imposed on              None                      None
reinvested dividends and other
distributions
Maximum deferred sales charge (Load)               5.00%                      None(1)
Redemption fee (as a percentage of amount          2.00%                      None
redeemed)
Exchange fee                                        None                      None
Maximum account fee                                 None                      None

OPERATING EXPENSES                           LEADER SHORT TERM    REGIONS MORGAN KEEGAN SELECT
                                                 BOND FUND         LEADER SHORT TERM BOND FUND
                                                 (Current)                 (PRO FORMA)
                                             Investor B Shares           Class A Shares

Investment Advisory fee                            0.55                       0.55
Administrative fee                                 0.20                       0.12
Shareholder Service fee                            0.25                         -
Distribution (12b-1) fee                           0.75                       0.25
Other operating expenses                           0.33                       0.33
TOTAL ANNUAL OPERATING EXPENSES                    2.08                       1.25
Less Contractual Fee Waiver                         -(2)                      0.20(3)
TOTAL NET ANNUAL OPERATING EXPENSES                2.08                       1.05

(1) On purchases of $1 million or more, a CDSC of 1.00% of the redemption amount will apply to Class A Shares redeemed within 12 months of the purchase date under certain investment programs where an investment professional received an advance payment on the transaction.
(2) The expenses for LEADER Intermediate Bond Fund do not reflect a voluntary fee waiver of 0.20% with respect to investment advisory fees.
(3) The Adviser has agreed to waive contractually through the one-year anniversary date of the closing of the Reorganizations 0.20% of the investment advisory fee.

Example
-------

The example is intended to help you compare the cost of investing in the Acquired Funds and in the Acquiring Funds on a PRO FORMA basis. Your actual costs may be higher or lower. The example assumes you invest $10,000 in LEADER Short Term Bond Fund Investor B Shares and in the corresponding Regions Morgan Keegan Select LEADER Short Term Bond Fund Class A Shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same as currently shown in the above tables. The 5% return is an assumption and is not intended to portray past or future investment results. The example assumes termination of the voluntary investment advisory fee waiver arrangements for LEADER Short Term Bond Fund. The example reflects the contractual investment advisory fee waiver arrangements for one year for Regions Morgan Keegan Select LEADER Short Term Bond Fund.

             LEADER SHORT TERM BOND FUND      REGIONS MORGAN KEEGAN
                  Investor B Shares          SELECT LEADER SHORT TERM
                  (with Redemption)                 BOND FUND
                                                  Class A Shares

1 Year                  $711                           $256
3 Years                 $952                           $522
5 Years                $1,319                          $810
10 Years               $2,229                         $1,630

The following tables compare the current fees and expenses of LEADER Short Term Bond Fund Institutional Shares and PRO FORMA fees and expenses of Regions Morgan Keegan Select LEADER Short Term Bond Fund Class I Shares, giving effect to the Reorganizations.

SHAREHOLDER FEES (fees paid directly from     LEADER SHORT TERM    REGIONS MORGAN KEEGAN SELECT
your investment)                                  BOND FUND        LEADER SHORT TERM BOND FUND
                                                  (Current)                (PRO FORMA)
                                             Institutional Shares        Class I Shares
Maximum sales charge (Load) (as a                   None                       None
percentage of offering price)
Maximum sales charge (Load) imposed on              None                       None
reinvested dividends and other
distributions
Maximum deferred sales charge (Load)                None                       None
Redemption fee (as a percentage of amount           2.00%                      None
redeemed)
Exchange fee                                        None                       None
Maximum account fee                                 None                       None

OPERATING EXPENSES                           LEADER SHORT TERM    REGIONS MORGAN KEEGAN SELECT
                                                 BOND FUND         LEADER SHORT TERM BOND FUND
                                                 (Current)                 (PRO FORMA)
                                            Institutional Shares         Class I Shares

Investment Advisory fee                            0.55                       0.55
Administrative fee                                 0.20                       0.12
Shareholder Service fee                            0.30                         -
Distribution (12b-1) fee                             -                          -
Other operating expenses                           0.33                       0.34
TOTAL ANNUAL OPERATING EXPENSES                    1.38                       1.01
Less Contractual Fee Waiver                         -(1)                      0.20(2)
TOTAL NET ANNUAL OPERATING EXPENSES                1.38                       0.81

(1) The expenses for LEADER Short Term Bond Fund do not reflect a voluntary fee waiver of 0.20% with respect to investment advisory fees.
(2) The Adviser has agreed to waive contractually through the one-year anniversary date of the closing of the Reorganizations 0.20% of the investment advisory fee.

Example
-------

The example is intended to help you compare the cost of investing in the Acquired Funds and in the Acquiring Funds on a PRO FORMA basis. Your actual costs may be higher or lower. The example assumes you invest $10,000 in LEADER Short Term Bond Fund Institutional Shares and in the corresponding Regions Morgan Keegan Select LEADER Short Term Bond Fund Class I Shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same as currently shown in the above tables. The 5% return is an assumption and is not intended to portray past or future investment results. The example assumes termination of the voluntary investment advisory fee waiver arrangements for LEADER Short Term Bond Fund. The example reflects the contractual investment advisory fee waiver arrangements for one year for Regions Morgan Keegan Select LEADER Short Term Bond Fund.

             LEADER SHORT TERM BOND FUND      REGIONS MORGAN KEEGAN
                Institutional Shares         SELECT LEADER SHORT TERM
                                                    BOND FUND
                                                  Class I Shares

1 Year                  $140                           $83
3 Years                 $437                           $303
5 Years                 $755                           $541
10 Years               $1,657                         $1,225

PERFORMANCE INFORMATION

Each Acquiring Fund is newly organized and has no assets, operating history or performance information of its own as of the date of this Prospectus/Proxy Statement. After the Reorganizations, which are subject to shareholder approval, each Acquiring Fund, as the successor to a corresponding Acquired Fund, will assume the operating history and performance record of that Acquired Fund.

The bar charts below give some indication of the risks of an investment in the Acquired Funds by showing changes in the performance of Investor A and Institutional Shares of each Acquired Fund from year to year. The table below each bar chart shows the average annual total returns of Investor A and Institutional Shares of each Acquired Fund for the past one, five and ten years or since inception through December 31, 2003 and compares that performance to the returns of a broad-based index. The average annual return figures reflect that Acquired Fund's expenses and the maximum sales charge that you may be required to pay when you buy or redeem that Fund's shares.

Past performance is no guarantee of future results.

LEADER GROWTH EQUITY FUND

INVESTOR A

                  YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31(1)(2)

[BAR CHART IN %]

1994                                                                 -5.84%
1995                                                                 34.87%
1996                                                                 21.43%
1997                                                                 20.48%
1998                                                                 30.70%
1999                                                                 23.45%
2000                                                                 -2.26%
2001                                                                 -12.24%
2002                                                                 -22.27%
2003                                                                 24.44%

For the period January 1, 2004 through September 30, 2004, the Fund's total return was -4.48%.

                      Best quarter:  Q4  1998   21.43%
                     Worst quarter:  Q3  2002  -14.60%

AVERAGE ANNUAL TOTAL RETURNS(2)  (for the periods ending December 31, 2003)

                                                        ONE     FIVE    TEN
                                                        YEAR    YEAR    YEAR
                                                       -----------------------
  LEADER GROWTH EQUITY FUND
    Return Before Taxes                                  17.65%  -0.65%  8.92%
    Return After Taxes on Distributions(3)               17.65%  N/A     N/A
    Return After Taxes on Distributions and
      Sale of Fund Shares(3)                             11.47%  N/A     N/A
  S&P 500(R) INDEX(4)                                    28.67%  -0.57%  11.06%
  LIPPER LARGE CAP GROWTH INDEX(4)                       26.96%  -5.53%  7.77%

(1) Both the chart and the table assume reinvestment of all dividends and capital gain distributions.

(2) All of the above-quoted performance data for periods prior to December 9, 2002 reflect the performance of a predecessor fund, adjusted to reflect the deduction of fees and expenses applicable to the Investor A Shares or Investor B Shares (as applicable) of the Fund as stated in this Prospectus/Proxy Statement (i.e., adjusted to reflect anticipated fees and expenses, absent any fee waivers). The predecessor fund was not registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the "Code"). If the predecessor fund had been registered under the 1940 Act, its performance may have been adversely affected. The investment objective, restrictions and guidelines of the Fund are substantially similar in all material respects to its predecessor fund.

(3) The predecessor fund was not subject to the same distribution requirement as a regulated investment company. As a result, no after-tax performance information is shown for this Fund for the five and ten year periods. After-tax returns for the one year period are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(4) The Standard & Poor's 500 Composite Stock Index (the "S&P 500(R) Index") referenced in the table above is an unmanaged, independently maintained U.S. large capitalization stock index. The information provided regarding the Lipper Large Cap Growth Index shows how the Fund's average annual returns compare with the returns of an index of funds that the Adviser believes have similar investment objectives. The returns of each index do not reflect the effect of taxes.

INSTITUTIONAL

                    YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31(1)

[BAR CHART IN %]

   1994                                                                5.56%
   1995                                                               35.28%
   1996                                                               21.79%
   1997                                                               20.84%
   1998                                                               31.09%
   1999                                                               28.83%
   2000                                                               -1.97%
   2001                                                              -11.97%
   2002                                                              -22.13%
   2003                                                               24.93%

For the period January 1, 2004 through September 30, 2004, the Fund's total return was -4.31%.

                      Best quarter:  Q4  1998   21.52%
                     Worst quarter:  Q3  2002  -14.54%

   AVERAGE ANNUAL TOTAL RETURNS (2) (for the periods ending December 31, 2003)
                                                           ONE     FIVE     TEN
                                                           YEAR    YEAR    YEAR
  ------------------------------------------------------------------------------
  LEADER GROWTH EQUITY FUND
    Return Before Taxes(3)                                24.93%  0.78%    9.87%
    Return After Taxes on Distributions(3)                24.93%   N/A      N/A
    Return After Taxes on Distributions and
    Sale of Fund Shares(3)                                16.21%   N/A      N/A
  S&P 500(R) INDEX(4)                                     28.67%  -0.57%  11.06%
  LIPPER LARGE CAP GROWTH INDEX(4)                        26.96%  -5.53%   7.77%

(1) Both the chart and the table assume reinvestment of all dividends and capital gain distributions.

(2) All of the above-quoted performance data for periods prior to December 9, 2002 reflects the performance of a predecessor fund, adjusted to reflect the deduction of fees and expenses applicable to the Institutional Shares of the Fund as stated in this Prospectus/Proxy Statement (i.e., adjusted to reflect anticipated absent any fee waivers). The predecessor fund was not registered under the 1940 Act of 1940 and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Code. If the predecessor fund had been registered under the 1940 Act, its performance may have been adversely affected. The investment objective, restrictions and guidelines of the Fund are substantially similar in all material respects to its predecessor fund.

(3) The predecessor fund was not subject to the same distribution requirement as
a  regulated   investment  company.  As  a  result,  no  after-tax   performance
information is shown for this Fund.

(4) The S&P 500(R) Index referenced in the table above is an unmanaged, independently maintained U.S. large capitalization stock index. The information provided regarding the Lipper Large Cap Growth Index shows how the Fund's average annual returns compare with the returns of an index of funds that the Adviser believes have similar investment objectives. The returns of each index do not reflect the effect of taxes.

LEADER GROWTH & INCOME FUND

INVESTOR A

For  periods  prior to the  commencement  of  operations  of  Investor  A Shares
(10/4/2000), performance information shown in the bar chart and tables for Investor A Shares is based on the performance of the Fund's Institutional Shares, which would have substantially similar annual returns compared to Investor A Shares because the Institutional Shares are invested in the same portfolio of securities. The prior Institutional Share performance has been adjusted to reflect the distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Investor A Shares.

                    YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31(1)
[BAR CHART IN %]

1995                                                                 30.94%
1996                                                                 21.53%
1997                                                                 28.60%
1998                                                                 30.05%
1999                                                                 17.81%
2000                                                                 -9.86%
2001                                                                 -11.40%
2002                                                                 -19.98%

2003                                                                 23.81%

For the period January 1, 2004 through September 30, 2004, the Fund's total return was 0.53%.

                      Best quarter:   Q4 1998 16.22%
                     Worst quarter:   Q3 2002 -13.67%

     AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 2003)
                                                     ONE     FIVE      SINCE
                                                     YEAR    YEAR      FUND
                                                                     INCEPTION
                                                                     (9/1/94)
                                                   -----------------------------
  LEADER GROWTH & INCOME FUND
    Return Before Taxes                               16.97%  -2.50%   9.06%
    Return After Taxes on                             16.83%  -2.92%   8.34%
    Distributions(2)
    Return After Taxes on Distributions and
      Sale of Fund Shares(2)                          11.19%  -2.29%   7.62%
    S&P 500(R) INDEX(3)                               28.67%  -0.57%   11.44%
    LIPPER LARGE CAP CORE FUNDS INDEX(3)              24.80%  -1.08%   9.72%

(1) Both the chart and the table assume reinvestment of all dividends and capital gain distributions.

(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) The S&P 500(R) Index referenced in the table above is an unmanaged, independently maintained U.S. large capitalization stock index. The information provided regarding the Lipper Large Cap Core Funds Index shows how the Fund's average annual total returns compare with the returns of an index of funds that the Adviser believes have similar investment objectives. The returns of each index do not reflect the effect of taxes.

INSTITUTIONAL

                  YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31(1)(2)

        [BAR CHART IN %]
   1995                                                               31.30%
   1996                                                               21.88%
   1997                                                               28.97%
   1998                                                               30.45%
   1999                                                               18.18%
   2000                                                               -9.60%
   2001                                                              -11.08%
   2002                                                              -19.85%
   2003                                                               24.23%

For the period January 1, 2004 through September 30, 2004, the Fund's total return was 0.74%.

                     Best quarter:      Q4  1998   16.30%
                    Worst quarter:      Q3  2002  -13.60%

     AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 2003)
                                                           ONE     FIVE     TEN
                                                           YEAR    YEAR    YEAR
   -----------------------------------------------------------------------------

   -------------------------------------------------------------------------
   LEADER GROWTH & INCOME FUND
    Return Before Taxes                               24.23%  -1.11%  10.05%
    Return After Taxes on Distributions(3)            24.02%  -1.58%   9.29%
    Return After Taxes on Distributions and
      Sale of Fund Shares(3)                          15.97%  -1.15%   8.50%
    S&P 500(R) INDEX(4)                               28.67%  -0.57%  11.06%
    LIPPER LARGE CAP CORE FUNDS INDEX(4)              24.80%  -1.08%   9.27%

(1) Both the chart and the table assume reinvestment of all dividends and capital gain distributions.

(2) Institutional Shares are the continuation of the Fund's single class of shares (Class A Shares) that existed prior to September 1, 2000. Class A Shares were redesignated as "Institutional Shares" effective September 1, 2000. Unlike Class A Shares, purchases of Institutional Shares are not subject to any sales charges. As a result, the average annual total return figures set forth above do not reflect any reduction for such charges.

(3) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(4) The S&P 500(R) Index referenced in the table above is an unmanaged, independently maintained U.S. large capitalization stock index. The information provided regarding the Lipper Large Cap Core Funds Index shows how the Fund's average annual total returns compare with the returns of an index of funds that the Adviser believes have similar investment objectives. The returns of each index do not reflect the effect of fees, expenses or taxes.

LEADER BALANCED FUND

INVESTOR A

For periods prior to the commencement of operations of Investor A Shares (2/20/2001), performance information shown in the bar chart and table for that class is based on the performance of the Fund's Institutional Shares, which would have substantially similar annual returns compared to Investor A Shares because the Institutional Shares are invested in the same portfolio of securities. The prior Institutional share performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Investor A Shares.

                    YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31(1)

[BAR CHART IN %]

2002                                                                 -2.96%
2003                                                                 14.17%

For the period January 1, 2004 through September 30, 2004, the Fund's total return was -1.66%.

                      Best quarter:  Q4  2003   8.45%
                     Worst quarter:  Q2  2002  -3.54%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 2003)

                                                          ONE        SINCE
                                                          YEAR        FUND
                                                                   INCEPTION
                                                                    (1/3/01)
                                                       -----------------------
LEADER BALANCED FUND
  Return Before Taxes                                  7.92%        0.56%
  Return After Taxes on Distributions(2)               7.52%       -0.21%

  Return After Taxes on Distributions and
  Sale of Fund Shares(2)                               5.35%        0.02%

  S&P 500(R) INDEX(3)                                 28.67%       -4.72%
  LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/
  CREDIT BOND INDEX(3)                                 4.31%        7.68%
  LIPPER BALANCED INDEX(3)                            19.94%        0.95%

(1) Both the chart and the table assume reinvestment of all dividends and capital gain distributions.

(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) The S&P 500(R) Index referenced in the table above is an unmanaged, independently maintained U.S. large capitalization stock index. The Lehman Brothers Intermediate Government/Credit Bond Index also referenced in the table above is an unmanaged, independently maintained index that is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury with maturities between one and ten years. The information provided regarding the Lipper Balanced Index shows how the Fund's average annual total returns compare with the returns of an index of funds that the Adviser believes have similar investment objectives. The returns of each index do not reflect the effect of fees, expenses or taxes.

INSTITUTIONAL

                    YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31(1)

[BAR CHART IN %]

   2002                                                                 -2.68%
   2003                                                              ___14.58%

For the period January 1, 2004 through September 30, 2004, the Fund's total return was -1.46%.

                      Best quarter:  Q4  2003   8.63%
                     Worst quarter:  Q2  2002  -3.46%

     AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 2003)
                                                                   SINCE FUND
                                                           ONE     INCEPTION
                                                           YEAR     (1/3/01)
-------------------------------------------------------------------------------
LEADER BALANCED FUND
  Return Before Taxes                                     14.58%     2.81%
  Return After Taxes on Distributions(2)                  14.09%     1.94%
  Return After Taxes on Distributions and
  Sale of Fund Shares(2)                                   9.73%     1.87%
  S&P 500(R) INDEX(3)                                     28.67%    -4.72%
  LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/
  CREDIT BOND INDEX(3)                                     4.31%     7.68%
  LIPPER BALANCED INDEX(3)                                19.94%     0.95%

(1) Both the chart and the table assume reinvestment of all dividends and capital gain distributions.

(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) The S&P 500(R) Index referenced in the table above is an unmanaged, independently maintained U.S. large capitalization stock index. The Lehman Brothers Intermediate Government/Credit Bond Index also referenced in the table above is an unmanaged, independently maintained index that is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury with maturities between one and ten years. The information provided regarding the Lipper Balanced Index shows how the Fund's average annual total returns compare with the returns of an index of funds that the Adviser believes have similar investment objectives. The returns of each index do not reflect the effect of fees, expenses or taxes.

LEADER TAX-EXEMPT BOND FUND

INVESTOR A

For periods prior to the commencement of operations of Investor A Shares (12/26/2000) of the Fund, performance information shown in the bar chart and the table for that class is based on the performance of the Fund's Institutional Shares, which would have substantially similar annual returns compared to Investor A Shares because Institutional Shares are invested in the same portfolio of securities. The prior Institutional Share performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Investor A Shares.

                    YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31(1)

[BAR CHART IN %]

2001                                                                 4.05%
2002                                                                 8.06%
2003                                                                 3.09%

For the period January 1, 2004 through September 30, 2004, the Fund's total return was 1.32%.

                      Best quarter:  Q3  2002   3.77%
                     Worst quarter:  Q4  2001  -1.20%

     AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 2003)
                                                            ONE       SINCE
                                                            YEAR      FUND
                                                                    INCEPTION
                                                                    (7/24/00)
                                                           -------------------
   LEADER TAX-EXEMPT BOND FUND
     Investor A Shares
        Return Before Taxes                                -1.79%    4.17%
        Return After Taxes on Distributions(2)             -1.94%    4.02%
        Return After Taxes on Distributions
        and Sale of Fund Shares(2)                         -0.06%    4.06%
   LEHMAN BROTHERS 5-YEAR MUNICIPAL BOND INDEX(3)           4.13%    6.83%
   LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS INDEX(3)        4.36%    6.41%

(1) Both the chart and the table assume reinvestment of all dividends and capital gain distributions.

(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) The Lehman Brothers 1-3-Year Government/Credit Index, an unmanaged index, generally tracks investment grade corporate debt issues, as well as debt issues of U.S. government agencies and the U.S. Treasury, with a maturity range of one to three years. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees, or the deduction of taxes. The Lipper Short Investment Grade Debt Funds Index is the average of the 30 largest funds in the Lipper Short Investment Grade Debt Funds Category that invest at least 65% of assets in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years. The returns of each index do not reflect the effect of fees, expenses or taxes.

INSTITUTIONAL

                  YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31(1) (2)

[BAR CHART IN %]

   2001                                                              4.22%
   2002                                                              8.48%
   2003                                                              3.37%

For the period January 1, 2004 through September 30, 2004, the Fund's total return was 1.44%.

                      Best quarter:  Q3  2002   3.94%
                     Worst quarter:  Q4  2001  -1.23%

     AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 2003)
                                                                   SINCE FUND
                                                           ONE     INCEPTION
                                                           YEAR    (7/24/00)
   ---------------------------------------------------------------------------
   LEADER TAX-EXEMPT BOND FUND
    Return Before Taxes                                     3.37%      5.95%
    Return After Taxes on Distributions(3)                  3.21%      5.79%
    Return After Taxes on Distributions and
    Sale of Fund Shares(3)                                  3.45%      5.63%
  LEHMAN BROTHERS 5-YEAR MUNICIPAL BOND INDEX(4)            4.13%      6.83%
  LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS INDEX(4)         4.36%      6.41%

(1 )Both the chart and the table assume reinvestment of all dividends and capital gain distributions.

(2) Institutional Shares are the continuation of the Fund's single class of shares (Class A Shares) that existed prior to September 1, 2000. Class A Shares were redesignated as "Institutional Shares" effective September 1, 2000. Unlike Class A Shares, purchases of Institutional Shares are not subject to any sales charges. As a result, the average annual total return figures set forth above do not reflect any reduction for such charges.

(3) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(4) The Lehman Brothers 1-3-Year Government/Credit Index, an unmanaged index, generally tracks investment grade corporate debt issues, as well as debt issues of U.S. government agencies and the U.S. Treasury, with a maturity range of one to three years. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees, or the deduction of taxes. The Lipper Short Investment Grade Debt Funds Index is the average of the 30 largest funds in the Lipper Short Investment Grade Debt Funds Category that invest at least 65% of assets in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years. The returns of each index do not reflect the effect of fees, expenses or taxes.

LEADER INTERMEDIATE BOND FUND

INVESTOR A

For periods prior to the commencement of operations of Investor A Shares (12/26/2000), performance information shown in the bar chart and the table for that class is based on the performance of the Fund's Institutional Shares, which would have substantially similar annual returns compared to the Investor A Shares because the Institutional Shares are invested in the same portfolio of securities. The prior Institutional Share performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Investor A Shares.

                    YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31(1)

[BAR CHART IN %]

1995                                                           14.69%
1996                                                           3.07%
1997                                                           7.55%
1998                                                           7.86%
1999                                                           -4.46%
2000                                                           11.58%
2001                                                           7.91%
2002                                                           9.79%
2003                                                           2.98%

For the period January 1, 2004 through September 30, 2004, the Fund's total return was -0.77%.

                      Best quarter:  Q2  1995   5.11%
                     Worst quarter:  Q2  1999  -2.20%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 2003)

                                                ONE        FIVE        SINCE
                                                YEAR       YEAR         FUND
                                                                     INCEPTION
                                                                      (9/1/94)
                                               ---------------------------------
  LEADER INTERMEDIATE BOND FUND
    Return Before Taxes                        -1.91%      4.39%      5.57%
    Return After Taxes on Distributions(2)     -3.29%      2.24%      3.27%
    Return After Taxes on Distributions and
    Sale of Fund Shares(2)                     -1.21%      2.37%      3.28%

  LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/
    CREDIT BOND INDEX(3)                       4.31%       6.65%      7.22%
  LIPPER INTERMEDIATE INVESTMENT GRADE DEBT
    FUND INDEX(3)                              5.41%       6.23%      7.14%


(1) Both the chart and the table assume reinvestment of all dividends and capital gain distributions.

(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) The Lehman Brothers Intermediate Government/Credit Bond Index referenced in the table above is an unmanaged, independently maintained index that is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury with maturities between one and ten years. The information provided regarding the Lipper Intermediate Investment Grade Debt Fund Index shows how the Fund's average annual total returns compare with the returns of an index of funds that the Adviser believes have similar investment objectives. The returns of each index do not reflect the effect of fees, expenses or taxes.

INSTITUTIONAL

                  YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31(1)(2)

[BAR CHART IN %]

   1995                                                    14.95%
   1996                                                     3.43%
   1997                                                     7.86%
   1998                                                     8.19%
   1999                                                    -4.14%
   2000                                                    11.82%
   2001                                                     8.00%
   2002                                                    10.02%
   2003                                                     3.28%

For the period January 1, 2004 through September 30, 2004, the Fund's total return was -0.55%.

                      Best quarter:  Q2  1995   5.19%
                     Worst quarter:  Q2  1999  -2.12%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 2003)

                                                                    SINCE FUND
                                                 ONE       FIVE      INCEPTION
                                                YEAR       YEAR      (9/1/94)
--------------------------------------------------------------------------------
LEADER INTERMEDIATE BOND FUND
  Return Before Taxes                           3.28%      5.64%       6.40%
  Return After Taxes on Distributions(3)        1.73%      3.43%       4.05%
  Return After Taxes on Distributions and
    Sale of Fund Shares(3)                      2.16%      3.41%       3.98%
  LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/
    CREDIT BOND INDEX(4)                        4.31%      6.65%       7.22%
  LIPPER INTERMEDIATE INVESTMENT GRADE DEBT
    FUND INDEX(4)                               5.41%      6.23%       7.14%

(1) Both the chart and the table assume reinvestment of all dividends and capital gain distributions.

(2) Institutional Shares are the continuation of the Fund's single class of shares (Class A Shares) that existed prior to September 1, 2000. Class A Shares were redesignated as "Institutional Shares" effective September 1, 2000. Unlike Class A Shares, purchases of Institutional Shares are not subject to any sales charges. As a result, the average annual total return figures set forth above do not reflect any reduction for such charges.

(3) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(4) The Lehman Brothers Intermediate Government/Credit Bond Index referenced in the table above is an unmanaged, independently maintained index that is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury with maturities between one and ten years. The information provided regarding the Lipper Intermediate Investment Grade Debt Fund Index shows how the Fund's average annual total returns compare with the returns of an index of funds that the Adviser believes have similar investment objectives. The returns of each index do not reflect the effect of fees, expenses or taxes.

LEADER TAX-EXEMPT MONEY MARKET FUND

INVESTOR A

                    YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31(1)

[BAR CHART IN %]

2001                                                       1.63%
2002                                                       0.46%
2003                                                       0.22%

For the period January 1, 2004 through September 30, 2004, the Fund's total return was 0.16%.


                      Best quarter:  Q1  2001  0.59%
                     Worst quarter:  Q3  2003  0.04%

     AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 2003)

                                                ONE             SINCE
                                                YEAR            FUND
                                                              INCEPTION
                                                              (9/6/00)
                                           -------------------------------
LEADER TAX-EXEMPT MONEY MARKET FUND        0.22%           1.01%

(1) Both the chart and the table assume reinvestment of all dividends.


INSTITUTIONAL

                    YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31(1)

[BAR CHART IN %]

   2001                                                    2.14%
   2002                                                    0.97%
   2003                                                    0.54%

For the period January 1, 2004 through September 30, 2004, the Fund's total return was 0.25%.

                      Best quarter:  Q1  2001  0.72%
                     Worst quarter:  Q3  2003  0.09%

     AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 2003)

                                                         SINCE FUND
                                                  ONE    INCEPTION
                                                 YEAR     (9/6/00)
        -------------------------------------------------------------
         LEADER TAX-EXEMPT MONEY MARKET FUND     0.54%     1.47%

(1) Both the chart and the table assume reinvestment of all dividends.

LEADER MONEY MARKET FUND

INVESTOR A

For  periods  prior to the  commencement  of  operations  of  Investor  A Shares
(10/4/2000), performance information shown in the bar chart and tables for Investor A Shares is based on the performance of the Fund's Institutional Shares, which would have substantially similar annual returns compared to Investor A Shares because the Institutional Shares are invested in the same portfolio of securities. The prior Institutional Share performance has been adjusted to reflect the distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Investor A Shares.

                    YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31(1)

[BAR CHART IN %]

2000                                                       5.49%
2001                                                       3.29%
2002                                                       0.87%
2003                                                       0.27%

For the period January 1, 2004 through September 30, 2004, the Fund's total return was 0.20%.

                      Best quarter:  Q4  2000  1.44%
                     Worst quarter:  Q4  2003  0.03%


    AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 2003)

                                                       ONE         SINCE
                                                       YEAR        FUND
                                                                 INCEPTION
                                                                 (7/7/99)
                                                    ------------------------
LEADER MONEY MARKET FUND                            0.27%       2.67%

    (1) Both the chart and the table assume reinvestment of all dividends.

INSTITUTIONAL

                  YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31(1) (2)

[BAR CHART IN %]

   2000                                                    6.03%
   2001                                                    3.80%
   2002                                                    1.38%
   2003                                                    0.77%

For the period January 1, 2004 through September 30, 2004, the Fund's total return was 0.58%.

                      Best quarter:  Q4  2000  1.57%
                     Worst quarter:  Q4  2003  0.16%

     AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 2003)

                                                    SINCE FUND
                                            ONE     INCEPTION
                                            YEAR     (7/7/99)
        -------------------------------------------------------
         LEADER MONEY MARKET FUND           0.77%      3.18%

(1) Both the chart and the table assume reinvestment of all dividends.

(2) Institutional Shares are the continuation of the Fund's single class of shares (Class A Shares) that existed prior to September 1, 2000. Class A Shares were redesignated as "Institutional Shares" effective September 1, 2000. Unlike Class A Shares, purchases of Institutional Shares are not subject to any sales charges. As a result, the average annual total return figures set forth above do not reflect any reduction for such charges.

LEADER SHORT TERM BOND FUND

INVESTOR A

For periods prior to the commencement of operations of Investor A Shares (3/8/2001), performance information shown in the bar chart and table is based on the performance of the Fund's Institutional Shares, which would have substantially similar annual returns compared to Investor A Shares because the Institutional Shares are invested in the same portfolio of securities. The prior Institutional Share performance has been adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Investor A Shares.

                    YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31(1)

[BAR CHART IN %]

2002                                                       5.14%
2003                                                       5.08%

For the period January 1, 2004 through September 30, 2004, the Fund's total return was 1.01%.

                      Best quarter:  Q4  2002   3.10%
                     Worst quarter:  Q1  2002  -0.78%

     AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 2003)

                                                           ONE       SINCE
                                                           YEAR      FUND
                                                                   INCEPTION
                                                                   (1/5/01)
                                                          --------------------
      LEADER SHORT TERM BOND FUND
        Return Before Taxes                                0.06%   3.28%
        Return After Taxes on Distributions(2)            -1.09%   1.81%
        Return After Taxes on Distributions and
          Sale of Fund Shares(2)                           0.02%   1.89%

        LEHMAN BROTHERS 1-3 YEAR GOVERNMENT/CREDIT         2.81%   5.93%
          INDEX(3)
      LIPPER SHORT INVESTMENT GRADE DEBT FUNDS             2.65%   4.76%
        INDEX(3)

(1) Both the chart and the table assume reinvestment of all dividends and capital gain distributions.

(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) The Lehman Brothers 1-3-Year Government/Credit Index, an unmanaged index, generally tracks investment grade corporate debt issues, as well as debt issues of U.S. government agencies and the U.S. Treasury, with a maturity range of one to three years. The Lipper Short Investment Grade Debt Funds Index is the average of the 30 largest funds in the Lipper Short Investment Grade Debt Funds

Category that invest at least 65% of assets in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years. The returns of each index do not reflect the effect of fees, expenses or taxes.

INSTITUTIONAL

                    YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31(1)

[BAR CHART IN %]

   2002                                                    5.45%
   2003                                                    5.38%

For the period January 1, 2004 through September 30, 2004, the Fund's total return was 1.23%.

                      Best quarter:  Q4  2002   3.07%
                     Worst quarter:  Q1  2002  -0.71%

     AVERAGE ANNUAL TOTAL RETURNS (for the periods ending December 31, 2003)

                                                               SINCE FUND
                                                        ONE    INCEPTION
                                                       YEAR     (1/5/01)
  ---------------------------------------------------------------------------
  LEADER SHORT TERM BOND FUND
    Return Before Taxes                                  5.38%     5.22%
    Return After Taxes on Distributions(2)               4.07%     3.65%
    Return After Taxes on Distributions and
      Sale of Fund Shares(2)                             3.48%     3.48%
    LEHMAN BROTHERS 1-3 YEAR GOVERNMENT/
      CREDIT INDEX(3)                                    2.81%     5.93%
    LIPPER SHORT INVESTMENT GRADE DEBT FUNDS
      INDEX(3)                                           2.65%     4.76%

(1) Both the chart and the table assume reinvestment of all dividends and capital gain distributions.

(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) The Lehman Brothers 1-3-Year Government/Credit Index, an unmanaged index, generally tracks investment grade corporate debt issues, as well as debt issues of U.S. government agencies and the U.S. Treasury, with a maturity range of one to three years. The Lipper Short Investment Grade Debt Funds Index is the average of the 30 largest funds in the Lipper Short Investment Grade Debt Funds Category that invest at least 65% of assets in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years. The returns of each index do not reflect the effect of fees, expenses or taxes.

COMPARISON OF DISTRIBUTION, PURCHASE, REDEMPTION AND EXCHANGES FEATURES

      DISTRIBUTION FEATURES

BISYS Fund Services, Inc. and its affiliates (collectively, "BISYS") serves as distributor of the Acquired Funds. Assuming shareholder approval of the Reorganizations, Morgan Keegan would serve as distributor of the Acquiring Funds. Morgan Keegan, a wholly owned subsidiary of Regions and an affiliate of the Adviser, is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc.

Each of the Acquired Trust and the Acquiring Trust has adopted a distribution plan with respect to certain of its series. Overall, each applicable Acquired Fund has the same or lower aggregate distribution fees as the corresponding Acquiring Fund.

      PURCHASE, REDEMPTION AND EXCHANGE FEATURES

BISYS also serves as transfer agent for the Acquired Funds. If shareholders approve the Reorganizations, Morgan Keegan would serve as transfer agent for the Acquiring Funds shortly after the Reorganizations.

Shares of the Acquiring Funds may be purchased through Morgan Keegan or another intermediary and such intermediary may accept orders to purchase shares by mail, telephone, or by automatic investment. Shares of the Acquired Funds could be purchased through BISYS or another intermediary, which could accept orders to purchase shares by telephone, mail, overnight service, wire or by automatic investment.

Shares of the Acquiring Funds may be redeemed through Morgan Keegan or another intermediary and such intermediary may accept orders to redeem shares by mail, telephone, or by systematic withdrawal. Shares of the Acquired Funds could be redeemed through BISYS or another intermediary, which could accept orders to redeem shares by telephone, mail, overnight service, wire, systematic withdrawal, or by check writing (for money market funds only).

Shares of the Acquiring Funds may be exchanged with shares of any other of the Regions Morgan Keegan Select family of mutual funds through Morgan Keegan or another intermediary by telephone or mail. Shares of the Acquired Funds could be exchanged with shares of any other of the Acquired Funds through BISYS or another intermediary by telephone or mail.

                               THE REORGANIZATIONS

SUMMARY OF THE REORGANIZATIONS

In an effort to reduce costs for shareholders of the Acquired Funds and create opportunity for further economies of scale, enhance the cash flow into the Acquired Funds, enhance the shareholder services available to their investors and promote efficiency of operations and governance within the Regions fund family, the Adviser is proposing that each Acquired Fund be reorganized into a corresponding Acquiring Fund.

As discussed in detail below, the Board held several meetings to evaluate the Reorganizations and considered a range of factors in reviewing the Reorganizations on behalf of the shareholders. After careful consideration, the Board unanimously concluded that participation in the Reorganizations is in the best interests of the Acquired Funds and that the interests of their existing shareholders would not be diluted as a result of their effecting the Reorganizations and recommends that the shareholders of each Acquired Fund vote in favor of the proposal to reorganize that Acquired Fund into the corresponding Acquiring Fund as set forth in this Prospectus/Proxy Statement.

On December 3, 2004, the Board approved the Reorganization Plan between the Acquired Trust, on behalf of LEADER Short Term Bond Fund, and Morgan Keegan Select Fund, Inc., on behalf of Regions Morgan Keegan Select LEADER Short Term Bond Fund (see Appendix B), and the Reorganization Plan between the Acquired Trust, on behalf of the other Acquired Funds, and Regions Morgan Keegan Select Funds, on behalf of its series listed below (see Appendix A). Each Reorganization Plan contemplates a Reorganization consisting of the transfer of all the assets of an Acquired Fund to a corresponding Acquiring Fund in exchange solely for the assumption by that Acquiring Fund of all of that Acquired Fund's liabilities and shares of that Acquiring Fund, which will then be distributed to shareholders of that Acquired Fund. Pursuant to the Reorganization Plans, each shareholder of Investor A and Investor B shares of an Acquired Fund will receive Class A shares of the corresponding Acquiring Fund with the same net asset value as those Acquired Fund shares the shareholder held immediately prior to the Reorganization, and each shareholder of Institutional and Sweep shares of an Acquired Fund will receive Class I shares of the corresponding Acquiring Fund with the same net asset value as those Acquired Fund shares the shareholder held immediately prior to the Reorganization. Accordingly, following completion of the proposed Reorganizations, shareholders of each Acquired Fund will own shares of the corresponding class of the Acquiring Fund, as set forth in the chart below:

              ACQUIRED FUNDS                             ACQUIRING FUNDS

LEADER Growth Equity Fund                  Regions Morgan Keegan Select LEADER
                                           Growth Equity Fund
  o  Investor A Shares and Investor          o  Class A Shares
     B Shares                                o  Class I Shares
  o  Institutional Shares
LEADER Growth & Income Fund                Regions Morgan Keegan Select LEADER
                                           Growth & Income Fund
  o  Investor A Shares and Investor          o  Class A Shares
     B Shares                                o  Class I Shares
  o  Institutional Shares
LEADER Balanced Fund                        Regions Morgan Keegan Select LEADER
                                            Balanced Fund
  o  Investor A Shares and Investor          o  Class A Shares
     B Shares                                o  Class I Shares
  o  Institutional Shares
LEADER Tax-Exempt Bond Fund                 Regions Morgan Keegan Select LEADER
                                            Tax-Exempt Bond Fund
  o  Investor A Shares and Investor          o  Class A Shares
     B Shares                                o  Class I Shares
  o  Institutional Shares
LEADER Intermediate Bond Fund               Regions Morgan Keegan Select LEADER
                                            Intermediate Bond Fund
  o  Investor A Shares and Investor          o  Class A Shares
     B Shares                                o  Class I Shares
  o  Institutional Shares
LEADER Tax-Exempt Money Market Fund         Regions Morgan Keegan Select LEADER
                                            Tax-Exempt Money Market Fund
  o  Investor A Shares                       o  Class A Shares
  o  Institutional Shares and Sweep          o  Class I Shares
     Shares
LEADER Money Market Fund                    Regions Morgan Keegan Select LEADER
                                            Money Market Fund
  o  Investor A Shares                       o  Class A Shares
  o  Institutional Shares and Sweep          o  Class I Shares
     Shares
LEADER Short Term Bond Fund                 Regions Morgan Keegan Select LEADER
                                            Short Term Bond Fund
  o  Investor A Shares and Investor          o  Class A Shares
     B Shares                                o  Class I Shares
  o  Institutional Shares

The Board approved the proposed Reorganization of each Acquired Fund contingent upon receipt of shareholder approval of the Reorganization Plan affecting that Fund. The Board recommends that the shareholders of each Acquired Fund approve the applicable Reorganization Plan. The consummation of one Reorganization is not contingent on the consummation of any other Reorganization.

KEY POINTS ABOUT THE REORGANIZATIONS

Under the proposed Reorganizations, each Acquired Fund's assets and liabilities would be transferred to a newly created Acquiring Fund. The Adviser would serve as each Acquiring Fund's investment adviser, subject to the direction of the applicable RMK Fund Board of Trustees/Directors. The following points describe certain important aspects of the new arrangements immediately after the Reorganizations take effect:

      o The Adviser has advised the Board that the investment objective, strategies, policies, restrictions and risks of each Acquiring Fund would be identical to its corresponding Acquired Fund.

      o The Adviser would continue to serve as investment adviser of the Acquiring Funds at contractual advisory fee rates identical to those now being charged to the corresponding Acquired Funds.

      o The Adviser has advised the Board that the shareholder fees and operating expenses of the Acquiring Funds would be no greater (and, in most cases, lower) than those current fees and expenses of the Acquired Funds.

      o    The  Adviser  has  advised  the Board that BISYS will  continue  as a service provider for the Acquiring Funds. Immediately following consummation of the Reorganizations, BISYS will provide sub-administrative, fund accounting and transfer agency services to the Acquiring Funds. Immediately after consummation of the Reorganizations, Morgan Keegan will provide administrative services for the Acquiring Funds as well distribution services in order to seek to improve the potential cash flow to those Funds. Beginning in mid-2005, Morgan Keegan will provide transfer agency services to the Acquiring Funds.

      o The Acquired Fund shareholders would, upon consummation of the Reorganizations, be part of a large fund family that has over $5.5 billion in assets, with its focus on distribution through Morgan Keegan and Regions Bank, a subsidiary of Regions.

      o The Acquiring Funds, through their exchange features, would offer the shareholders of the Acquired Funds the opportunity to select among a wider universe of funds than currently offered those shareholders.

      o The Adviser has agreed to bear all costs associated with the Reorganizations, including the costs of the shareholder meetings, soliciting shareholders, all trustee fees paid in respect of special meetings held for the purpose of evaluating the Reorganizations and related counsel fees.

      o Shareholders of the Acquired Funds would retain the same value of their holdings in the Acquiring Funds as they had in the Acquired Funds, so that there would be no dilution with respect to their shares as a result of the Reorganizations.

      o The Reorganizations would be effected on a tax-free basis for federal income tax purposes, so the Reorganizations would be tax-free to the shareholders of the Acquired Funds.

      o The capitalization of each Acquiring Fund on the date of the closing of the Reorganizations would be the same as that of the corresponding Acquired Fund.

FEDERAL INCOME TAX CONSIDERATIONS

Each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a)(1)(F) of the Code. The Acquired Trust and the RMK Funds will receive opinions of Kirkpatrick & Lockhart Nicholson Graham LLP, the RMK Funds' counsel ("Opinions"), substantially to the effect that, based on certain representations and assumptions and subject to certain conditions, for federal income tax purposes, with respect to each
Reorganization:

           (1) The Acquiring Fund's acquisition of the Acquired Fund's assets in exchange solely for the Acquiring Fund's shares and its assumption of the Acquired Fund's liabilities, followed by the Acquired Fund's distribution of those shares PRO RATA to its shareholders constructively in exchange for their Acquired Fund shares, will qualify as a "reorganization" (as defined in section 368(a)(1)(F) of the Code), and each Fund will be "a party to a reorganization" (within the meaning of section 368(b) of the Code);

           (2) The Acquired Fund will recognize no gain or loss on the transfer to the Acquiring Fund of its assets in exchange solely for the Acquiring Fund's shares and assumption of the Acquired Fund's liabilities or on the subsequent distribution of those shares to the Acquired Fund's shareholders in exchange for their Acquired Fund shares;

           (3) The Acquiring Fund will recognize no gain or loss on its receipt of the transferred assets in exchange solely for its shares and its assumption of the Acquired Fund's liabilities;

           (4) The Acquiring Fund's basis in each transferred asset will be the same as the Acquired Fund's basis therein immediately before the Reorganization, and the Acquiring Fund's holding period for each such asset will include the Acquired Fund's holding period therefor;

           (5) An Acquired Fund shareholder will recognize no gain or loss on the exchange of all its Acquired Fund shares solely for Acquiring Fund shares pursuant to the Reorganization;

           (6) An Acquired Fund shareholder's aggregate basis in the Acquiring Fund shares it receives in the Reorganization will be the same as the aggregate basis in its Acquired Fund shares it actually or constructively surrenders in exchange for those Acquiring Fund shares, and its holding period for those Acquiring Fund shares will include, in each instance, its holding period for those Acquired Fund shares, provided the shareholder holds them as capital assets at the time of the closing of the Reorganization; and

           (7) For purposes of section 381 of the Code, the Acquiring Fund will be treated as if there had been no Reorganization. Accordingly, the Reorganization will not result in the termination of the Acquired Fund's taxable year, the Acquired Fund's tax attributes enumerated in section 381(c) of the Code will be taken into account by the Acquiring Fund as if there had been no Reorganization, and the part of the Acquired Fund's taxable year before the Reorganization will be included in the Acquiring Fund's taxable year after the Reorganization.

Each Opinion may state that no opinion is expressed as to the effect of any Reorganization on the Funds or any Acquired Fund shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting..

Acquired  Fund  shareholders  should  consult  their tax advisers  regarding the effect, if any, of the Reorganizations in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganizations, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganizations.

INFORMATION ABOUT THE ADVISER

Founded in 1986, the Adviser is an indirect wholly owned subsidiary of Regions, a publicly held financial holding company that provides banking and other financial services. The Adviser's principal offices are located at 417 North 20th Street, Birmingham, AL 35203. The Adviser also serves as investment adviser to Regions Morgan Keegan Select Funds, a separately registered investment company consisting of ten open-end funds; Morgan Keegan Select Fund, Inc., a separately registered investment company consisting of two open-end funds; RMK High Income Fund, Inc., a separately registered closed-end investment company listed on the New York Stock Exchange under the ticker symbol RMH; RMK Strategic Income Fund, Inc. a separately registered closed-end investment company listed on the New York Stock Exchange under the ticker symbol RSF; RMK Advantage Income Fund, Inc., a separately registered closed-end investment company listed on the New York Stock Exchange under the ticker symbol RMA; and Regions Morgan Keegan Trust. As of August 31, 2004, the Adviser had more than $13 billion in total assets under management.

PORTFOLIO MANAGEMENT

The Adviser has several portfolio managers committed to the day-to-day management of the Acquiring Funds. The following table identifies the portfolio managers of each Acquired Fund. The portfolio managers of each Acquiring Fund will be identical to the portfolio managers of the corresponding Acquired Funds upon consummation of the Reorganizations.

   FUND                            PORTFOLIO MANAGER(S)
   ----                            --------------------
   Growth Equity Fund              Walter A.  Hellwig  and Charles A. Murray
   Growth & Income Fund            Walter A. Hellwig
   Balanced Fund                   Walter A.  Hellwig  and Charles A. Murray
   Tax-Exempt Bond Fund            Chad A. Stafko and John B. Norris
   Intermediate Bond Fund          John  B.  Norris  and  Michael  L. Smith
   Short Term Bond Fund            James  C.   Kelsoe  and  David  H. Tannehill
   Tax-Exempt Money Market Fund    Chad A. Stafko and John B. Norris
   Money Market Fund               Chad A. Stafko and John B. Norris

WALTER A. HELLWIG - Mr. Hellwig has served as a Senior Portfolio Manager for at least the past 5 years. Mr. Hellwig is currently a Senior Vice President and Senior Portfolio Manager of the Adviser. He previously served in the same capacity with Union Planters Investment Advisors. Mr. Hellwig has twenty-eight years of experience in the investment management and research of equity and fixed-income securities in the financial services industry. Mr. Hellwig has a BSBA and an MBA from Washington University of St. Louis.

JAMES C. KELSOE, CFA - Mr. Kelsoe has served as a Senior Portfolio Manager for at least the past 5 years. Mr. Kelsoe is currently Managing Director of Morgan Keegan and Company, Inc., and Senior Portfolio Manager of the Adviser. Mr. Kelsoe has fourteen years of experience in the investment management and research of fixed-income securities and alternative investments in the financial services industry. Mr. Kelsoe has a BS in Finance from the University of Alabama. He is a Chartered Financial Analyst.

CHARLES A. MURRAY - Mr. Murray has served as a Senior Portfolio Manager for at least the past 5 years. Mr. Murray is currently a Senior Vice President, Senior Portfolio Manager, and Senior Equity Strategist for the Adviser. Mr. Murray has over thirty years of experience in investment management, research, and banking. Mr. Murray serves as the Portfolio Manager for the Regions Morgan Keegan Select Mid Cap Growth Fund, Regions Morgan Keegan Select Growth Fund, and Regions Morgan Keegan Select Balanced Fund. Mr. Murray received a Bachelor of Science degree in Finance from the University of Alabama in 1970. He is a Chartered Financial Analyst.

JOHN B. NORRIS, V - Mr. Norris has served as a Senior Portfolio Manager for at least the past 5 years. Mr. Norris is currently a Senior Vice President, Senior Portfolio Manager, and Economist for the Adviser. He is also the Economist for Regions Financial Corporation. Mr. Norris has twelve years of experience in the investment management and research of money market and fixed-income securities in the financial services industry. Mr. Norris has a BA in History from Wake Forest University and a MBA from the University of Baltimore. He is a candidate in the Chartered Financial Analyst program.

MICHAEL L. SMITH - Mr. Smith is a Senior Vice President and Senior Portfolio Manager at the Adviser. From 2000 to 2004, Mr. Smith served as a Senior Portfolio Manager for SouthTrust Asset Management where he was responsible for managing all core institutional fixed income portfolios. From 1999 to 2000, Mr. Smith was a Vice-President and Institutional Salesperson at UBS Paine Webber. From 1993 to 1999, Mr. Smith was a Fixed Income Strategist and Portfolio Manager at Salomon Smith Barney. Mr. Smith has over fourteen years experience in investment research, trading, and portfolio management. Mr. Smith has a BSBA from the University of Denver and an MBA from the Owen School at Vanderbilt University.

CHAD A. STAFKO - Mr. Stafko has served as a Portfolio Manager for at least the past 5 years. Mr. Stafko is currently an Assistant Vice President and Portfolio Manager for the Adviser. He previously served in the same capacity with Union Planters Investment Advisors. Mr. Stafko has five years of experience in the investment management and research of money market, fixed-income and equity securities. Prior to joining the financial services industry he was in public accounting. Mr. Stafko has a BS in Finance and an MBA from Southern Illinois University.

DAVID H. TANNEHILL - Mr. Tannehill is a Portfolio Manager at the Adviser. From 2001 to 2004, Mr. Tannehill was a Portfolio Manager for Commerce Capital Management, Inc. where he was responsible for managing over $200 million in individual, individual trust, and endowment accounts. Mr. Tannehill has eight years prior experience with Morgan Keegan & Company, Inc. in investment research of both equity and fixed income securities. Mr. Tannehill has twenty years of investment experience in investment research and portfolio management. Mr. Tannehill earned a BBA in 1983 and an MBA in 1984 from the University of Mississippi. He is a Chartered Financial Analyst.

CAPITALIZATION

Each Acquiring Fund will be the accounting successor to the corresponding Acquired Fund after consummation of the Reorganization. The capitalization information shown for the Acquiring Funds assumes the exchange of Investor A and Investor B Shares of the Acquired Funds for Class A Shares of the Acquiring Funds and the exchange of Institutional Shares and Sweep Shares of the Acquired Funds for Institutional Shares of the Acquiring Funds. Additionally, the Acquiring Funds will not commence operations until the completion of the Reorganizations. Accordingly, the PRO FORMA capitalization of the combined classes of each Fund will be identical to the capitalization of the corresponding classes of the Acquired Fund, shown in the tables below as of October 29, 2004.

                                                                       CAPITALIZATION AS
                                                                          OF 10/29/04
               FUND                       CLASS         NET ASSETS    SHARES OUTSTANDING(1)    NAV
               ----                       -----        ------------   ---------------------   ----
Regions Morgan Keegan Select LEADER
    Growth Equity (PRO FORMA)(1)            A          5,980,271.16         499,139.96        11.98
       LEADER Growth Equity                 A          5,533,868.76         461,877.65        11.98
       LEADER Growth Equity                 B            446,402.40          37,675.76        11.85

Regions Morgan Keegan Select LEADER
     Growth Equity (PRO FORMA)              I         34,136,369.76       2,835,386.98        12.04
       LEADER Growth Equity           Institutional   34,136,369.76       2,835,386.98        12.04

Regions Morgan Keegan Select LEADER
   Growth & Income (PRO FORMA)(1)           A         12,016,363.48         477,421.08        25.17
      LEADER Growth & Income                A         10,564,184.47         419,726.24        25.17
      LEADER Growth & Income                B          1,452,179.01          58,072.46        25.01

Regions Morgan Keegan Select LEADER                   27,443,455.83
    Growth & Income (PRO FORMA)             I                             5,056,290.80        25.20
      LEADER Growth & Income          Institutional  127,443,455.83       5,056,290.80        25.20

    Regions Morgan Keegan Select
   LEADER Balanced (PRO FORMA)(1)           A          2,406,653.10         245,013.74         9.82
       LEADER Balanced                      A          1,388,336.75         141,315.54         9.82
       LEADER Balanced                      B          1,018,316.35         104,486.95         9.75

   Regions Morgan Keegan Select
    LEADER Balanced (PRO FORMA)             I         51,142,637.55       5,195,400.70         9.84
          LEADER Balanced             Institutional   51,142,637.55       5,195,400.70         9.84

Regions Morgan Keegan Select LEADER
   Tax Exempt Bond (PRO FORMA)(1)           A          3,084,687.21         298,310.62        10.34
      LEADER Tax Exempt Bond                A          1,772,161.46         171,373.90        10.34
      LEADER Tax Exempt Bond                B          1,312,525.75         126,973.19        10.34

Regions Morgan Keegan Select LEADER
    Tax Exempt Bond (PRO FORMA)             I         12,902,667.38       1,246,919.25        10.35
      LEADER Tax Exempt Bond          Institutional   12,902,667.38       1,246,919.25        10.35

                                                                       CAPITALIZATION AS
                                                                          OF 10/29/04
               FUND                       CLASS         NET ASSETS    SHARES OUTSTANDING(1)    NAV
               ----                       -----        ------------   ---------------------   ----
Regions Morgan Keegan Select LEADER
Intermediate Bond (PRO FORMA)(1)            A          6,874,042.10         543,958.57        12.64
Intermediate Bond                           A          6,059,161.61         479,490.17        12.64
Intermediate Bond                           B            814,880.49          64,771.27        12.58

Regions Morgan Keegan Select LEADER
Intermediate Bond (PRO FORMA)               I         99,174,749.40       7,849,532.78        12.63
Intermediate Bond                     Institutional   99,174,749.40       7,849,532.78        12.63

Regions Morgan Keegan Select LEADER
Tax Exempt Money Market (PRO FORMA)         A          3,414,488.70       3,415,584.20         1.00
Tax Exempt Money Market                     A          3,414,488.70       3,415,584.20         1.00

Regions Morgan Keegan Select LEADER
Tax Exempt Money Market (PRO FORMA)         I         16,929,382.20      16,936,483.21         1.00
Tax Exempt Money Market               Institutiona1    5,820,384.12      15,827,201.81         1.00
Tax Exempt Money Market                  Sweep         1,108,998.08       1,109,281.40         1.00

Regions Morgan Keegan Select LEADER
Money Market (PRO FORMA)                    A         61,497,386.83      61,510,979.82         1.00
LEADER Money Market                         A         61,497,386.83      61,510,979.82         1.00

Regions Morgan Keegan Select LEADER
Money Market (PRO FORMA)                    I        142,977,364.69     143,009,254.40         1.00
LEADER Money Market                   Institutiona1   15,255,406.48     115,279,972.64         1.00
LEADER Money Market                      Sweep        27,721,958.21      27,729,281.76         1.00

Regions Morgan Keegan Select LEADER
   Short Term Bond (PRO FORMA)(1)           A          7,195,168.79         704,072.74        10.22
      LEADER Short Term Bond                A          5,900,957.97         577,437.63        10.22
      LEADER Short Term Bond                B          1,294,210.82         126,499.38        10.23

Regions Morgan Keegan Select LEADER
    Short Term Bond (PRO FORMA)             I         67,716,751.85       6,625,219.04        10.22
      LEADER Short Term Bond          Institutional   67,716,751.85       6,625,219.04        10.22

(1)  According to the terms of the  Reorganizations,  Investor B  shareholders  will receive Class A shares of the corresponding Regions Morgan Keegan Select LEADER series. Investor B shareholders will receive a number of Class A shares with a value equivalent to value of the Investor B shares held by shareholder.  The PRO FORMA capitalization of the Class A shares of the Regions Morgan Keegan Select
LEADER  series is comprised of the total shares of the LEADER  Investor A shares  outstanding  as of
October  29,  2004 and the  number  of Class A shares  with a value  equivalent  to the value of the
Investor B shares outstanding as of October 29, 2004.

To understand  the effect of the  conversion  of Investor B shares of the Acquired  Funds to Class A shares of the Acquiring Funds, Investor B shareholders should review the following tables. According to the terms of the  Reorganizations,  Investor B  shareholders  of the Acquired  Funds will receive
Class A shares of the corresponding  Acquiring Funds.  Investor B shareholders will receive a number of Class A shares with a value equivalent to value of the Investor B shares held by shareholder. For example,  if the Investor B shareholder  held 1,000 shares of any Acquired Fund,  they would receive approximately the number of Class A shares of the Acquiring Fund as shown below:

FUND                                        NUMBER OF CLASS A SHARES RECEIVED ON
                                            ------------------------------------
                                               CONVERSION OF INVESTOR B SHARES
                                               -------------------------------

Regions Morgan Keegan Select LEADER                         989.03
Growth Equity Fund
Regions Morgan Keegan Select LEADER                         993.50
Growth & Income Fund
Regions Morgan Keegan Select                                992.45
LEADER Balanced Fund
Regions Morgan Keegan Select LEADER                         999.71
Tax Exempt Bond Fund
Regions Morgan Keegan Select LEADER                         995.32
Intermediate Bond Fund
Regions Morgan Keegan Select LEADER                        1,000.00
Tax Exempt Money Market Fund
Regions Morgan Keegan Select LEADER                        1,000.00
Money Market Fund
Regions Morgan Keegan Select LEADER                        1,001.07
Short Term Bond Fund

The total number of shares added or reduced by conversion of Investor B Shares of the Acquired Funds to Class A Shares of the Acquiring Funds, based on October 29, 2004 capitalization data, would be as follows:

FUND                                    TOTAL NUMBER OF SHARES ADDED OR REDUCED
                                        ---------------------------------------
                                           BY CONVERSION OF INVESTOR B SHARES
                                           ----------------------------------

Regions Morgan Keegan Select LEADER                       -413.45
Growth Equity Fund
Regions Morgan Keegan Select LEADER                       -377.62
Growth & Income Fund
Regions Morgan Keegan Select                              -788.75
LEADER Balanced Fund
Regions Morgan Keegan Select LEADER                       -36.47
Tax Exempt Bond Fund
Regions Morgan Keegan Select LEADER                       -302.87
Intermediate Bond Fund
Regions Morgan Keegan Select LEADER                          0
Tax Exempt Money Market Fund
Regions Morgan Keegan Select LEADER                          0
Money Market Fund
Regions Morgan Keegan Select LEADER                       135.73
Short Term Bond Fund

FINANCIAL HIGHLIGHTS

Each Acquiring Fund is newly organized and has no performance history or operations of its own as of the date of this Prospectus/Proxy Statement. The Annual Report to Shareholders of the Acquired Trust, with respect to the Acquired Fund, for the period ended August 31, 2004, which includes the financial statements and financial highlights of the Acquired Funds for the periods indicated therein and the report of PricewaterhouseCoopers LLP, independent registered public accountants, is available upon request.

          PROPOSAL 1: APPROVAL OF REORGANIZATION PLAN BETWEEN ACQUIRED
                           TRUST AND ACQUIRING TRUST

At a meeting of the Board held on December 3, 2004, the Trustees of the Acquired Trust (the "Trustees") approved the Reorganization Plan between the Acquired Trust and the Acquiring Trust substantially in the form attached to this Prospectus/Proxy Statement as Appendix A, which qualifies in its entirety the following discussion. (In the following discussion of this Proposal 1, references to the "Reorganization Plan" are only to Appendix A and references to the "Reorganizations" are only to the Reorganizations provided for in that Reorganization Plan.) For the reasons set forth below, the Trustees, including all the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Acquired Trust or the RMK Funds (the "Independent Trustees"), have determined that the Reorganizations are in the best interests of the shareholders of each of the Acquired Funds (which, for purposes of the following discussion of this Proposal 1, do not include the LEADER Short Term Bond Fund).

The Acquired Trust now submits separately to the shareholders of the LEADER Growth Equity Fund, LEADER Growth & Income Fund, LEADER Balanced Fund, LEADER Tax-Exempt Bond Fund, LEADER Intermediate Bond Fund, LEADER Tax-Exempt Money Market Fund and LEADER Money Market Fund a proposal to approve the Reorganization Plan. If approved, the Reorganizations are expected to take effect at the close of business on or about February 18, 2005. If a Reorganization is not completed for any reason with respect to an Acquired Fund, the Board may consider various options with respect to that Acquired Fund, which may include its liquidation and dissolution.

SUMMARY OF THE REORGANIZATIONS

The Reorganization Plan provides for the transfer of all of the assets of each Acquired Fund in exchange solely for shares of the corresponding Acquiring Fund (which, for purposes of the following discussion of this Proposal 1, do not include the Regions Morgan Keegan Select LEADER Short Term Bond Fund) and that Acquiring Fund's assumption of all of that Acquired Fund's liabilities. Immediately thereafter, each Acquired Fund will liquidate and distribute the Acquiring Fund shares it received in the exchange to its shareholders.

The value of the Acquiring Fund shares each Acquired Fund shareholder will own immediately after the Reorganizations will be the same as the value of the Acquired Fund shares that shareholder owned immediately before the Reorganizations. Until the Reorganizations, shareholders of the Acquired Funds will continue to be able to redeem their shares. Redemption requests received after the Reorganizations are consummated will be treated as requests received by the relevant Acquiring Fund for the redemption of the shares received by the shareholder in the Reorganizations.

The Reorganizations are intended to qualify for federal income tax purposes as tax-free reorganizations under section 368(a)(1)(F) of the Code. Accordingly, none of the Acquired Funds or their shareholders or the Acquiring Funds is expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Plan. See "The Reorganizations -- Federal Income Tax Considerations."

EVALUATION BY THE BOARD

At a special meeting of the Board held on December 3, 2004, the Board, including the Independent Trustees, approved the Reorganization Plan and the submission of the Reorganization Plan to shareholders for their approval. The Board unanimously recommends that shareholders of each Acquired Fund vote to approve the Reorganization Plan relating to that Fund.

In evaluating the proposed Reorganizations, the Board held numerous special meetings and requested and reviewed extensive information regarding the proposal. That information included extensive information regarding the Acquiring Trust Board of Trustees and its governance practices, the arrangements pursuant to which investment advisory and other services would be provided to each Acquiring Fund, and the fees and expenses of each Acquiring Fund. In the course of its review, the Board also met with representatives of senior management at the Adviser and several independent trustees of the Acquiring Trust. After careful consideration of all information that the Board believed to be reasonably necessary to reach its conclusion, the Board unanimously determined to approve the Reorganization Plan and to recommend its approval by the shareholders of the Acquired Funds. The factors considered by the Board with respect to the Reorganizations included, among others:

     o The Adviser has advised the Board that the investment objective, strategies, policies, restrictions and risks of each Acquiring Fund would be identical to its corresponding Acquired Fund.

     o The Adviser would continue to serve as investment adviser of the Acquiring Funds at contractual advisory fee rates identical to those now being charged to the corresponding Acquired Funds.

     o The Adviser has advised the Board that the shareholder fees and operating expenses of the Acquiring Funds would be no greater (and, in most cases, lower) than those current fees and expenses of the Acquired Funds.

     o The Adviser has advised the Board that BISYS will continue as a service provider for the Acquiring Funds. Immediately following consummation of the Reorganizations, BISYS will provide sub-administrative, fund accounting and transfer agency services to the Acquiring Funds. Immediately after consummation of the Reorganizations, Morgan Keegan will provide administrative services for the Acquiring Funds as well distribution services in order to seek to improve the potential cash flow to those Funds. Beginning in mid-2005, Morgan Keegan will provide transfer agency services to the Acquiring Funds.

     o The Acquired Fund shareholders would, upon consummation of the Reorganizations, be part of a large fund family that has over $5.5 billion in assets, with its focus on distribution through Morgan Keegan and Regions Bank, a subsidiary of Regions.

     o The Acquiring Funds, through their exchange features, would offer the shareholders of the Acquired Funds the opportunity to select among a wider universe of funds than currently offered those shareholders.

     o The Adviser has agreed to bear all costs associated with the Reorganizations, including the costs of the shareholder meetings, soliciting shareholders, all trustee fees paid in respect of special meetings held for the purpose of evaluating the Reorganizations and related counsel fees.

     o Shareholders of the Acquired Funds would retain the same value of their holdings in the Acquiring Funds as they had in the Acquired Funds, so that there would be no dilution with respect to their shares as a result of the Reorganizations.

     o The Reorganizations would be effected on a tax-free basis for federal income tax purposes, so the Reorganizations would be tax-free to the shareholders of the Acquired Funds.

     o The capitalization of each Acquiring Fund on the date of the closing of the Reorganizations would be the same as that of the corresponding Acquired Fund.

Based on these and other reasons, the Trustees unanimously concluded that each Reorganization is in the best interests of the affected Acquired Fund and its shareholders and that the interests of its existing shareholders will not be diluted as a result of the Reorganization. These determinations were made on the basis of each Trustee's business judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

COMPARATIVE INFORMATION ABOUT THE FUNDS

This portion of the Prospectus/Proxy Statement is designed to allow you to compare various features of the Funds.

     COMPARISON OF DISTRIBUTION, PURCHASE, REDEMPTION AND EXCHANGES FEATURES

BISYS serves as distributor of the Acquired Funds. Assuming shareholder approval of the Reorganizations, Morgan Keegan would serve as distributor of the Acquiring Funds. Morgan Keegan, a wholly owned subsidiary of Regions and an affiliate of the Adviser, is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc.

Each of the Acquired Trust and the Acquiring Trust has adopted a distribution plan with respect to certain of its series. The fee tables in the "Comparison of Fees and Expenses" sections above include comparative information about the distribution fees payable by the applicable Acquired Funds to BISYS and the distribution fees that would be payable by the applicable Acquiring Funds to Morgan Keegan. Overall, each applicable Acquired Fund has the same or lower aggregate distribution fees as the corresponding Acquiring Fund.

BISYS also serves as transfer agent for the Acquired Funds. If shareholders approve the Reorganizations, Morgan Keegan would serve as transfer agent for the Acquiring Funds shortly after the Reorganizations. Set forth below is a brief description of the significant purchase, redemption and exchange features applicable to the Acquired Funds and the Acquiring Funds.

The following table shows the minimum initial and subsequent investment amounts for each Acquired Fund and Acquiring Fund:

MINIMUM INVESTMENTS - INVESTOR A SHARES/CLASS A SHARES *
--------------------------------------------------------

FUNDS            INITIAL     SUBSEQUENT    RETIREMENT     RETIREMENT PLAN        AUTOMATIC
               INVESTMENT    INVESTMENT       PLAN           SUBSEQUENT       INVESTMENT PLAN
                 MINIMUM      MINIMUM      INVESTMENT        INVESTMENT          SUBSEQUENT
                                             MINIMUM          MINIMUM        INVESTMENT MINIMUM
ACQUIRED         $1,000         $100          $500              $100                $50
FUNDS
ACQUIRING        $1,000         $50           $250              $50                 $50
FUNDS

* Investor B Shares of the Acquired  Funds are subject to the same minimum  investment  amounts.
Institutional  Shares of the Acquired Funds have a minimum initial  investment amount of $1,000, which may be waived at the  discretion  of the Adviser or BISYS.  There are no Class B Shares of
the  Acquiring  Funds  and  there is no  minimum  initial  investment  for Class I Shares of the
Acquiring Funds.

        INITIAL INVESTMENT MINIMUMS OF THE ACQUIRING FUNDS WILL BE WAIVED
                      FOR PURPOSES OF THE REORGANIZATIONS.

Due to the high cost of maintaining accounts with low balances, if an Acquired Fund shareholder's account value falls below $500 ($100 for IRA accounts), the Acquired Fund may ask the shareholder to re-establish the minimum investment. If the shareholder does not do so within 60 days, the Acquired Fund may close the shareholder's account and pay to the shareholder the proceeds of his or her account. If an Acquiring Fund shareholder's account value falls below the minimum initial investment amount, the Acquiring Fund may redeem shares in the shareholder's account and pay to the shareholders the proceeds of his or her account. Before shares are redeemed to close an account, however, the shareholder will be notified in writing and allowed 30 days to purchase additional shares to meet the minimum.

The following table highlights the purchase, redemption and exchange procedures of the Acquired Funds compared to those of the Acquiring Funds.

PURCHASE, REDEMPTION AND EXCHANGE PROCEDURES
--------------------------------------------

                       ACQUIRED FUNDS                     ACQUIRING FUNDS
                       --------------                     ---------------

PURCHASES     Through    BISYS    or   other      Through   Morgan   Keegan  or
              intermediary,             such      other   intermediary,    such
              intermediary     may    accept      intermediary    may    accept
              orders to  purchase  shares by      orders to purchase  shares by
              telephone,   mail,   overnight      mail,   telephone,    or   by
              service,  wire or by automatic      automatic investment.
              investment.
REDEMPTIONS   Through    BISYS    or   other      Through   Morgan   Keegan  or
              intermediary,             such      other   intermediary,    such
              intermediary     may    accept      intermediary    may    accept
              orders  to  redeem  shares  by      orders  to  redeem  shares by
              telephone,   mail,   overnight      mail,   telephone,    or   by
              service,  wire, the systematic      systematic withdrawal.
              withdrawal  plan  or by  check
              writing  (money  market  funds
              only).
EXCHANGES     With  other   Acquired   Funds      With   other   funds  in  the
              (currently         8        in      Regions  Morgan Keegan Select
              total)--through    BISYS,   or      family   of   mutual    funds
              other  intermediary,  by  mail      (expected  to be  20  funds),
              or telephone.                       including     the    Acquired
                                                  Funds--through  Morgan  Keegan
                                                  or   other   intermediary   by
                                                  telephone or mail.

Shareholders of both Funds are discouraged from engaging in short-term or frequent trading in their shares. Short-term trading may in certain cases disrupt portfolio management and increase Fund expenses. In order to promote the best interests of shareholders, the Acquired Funds and the Acquiring Funds reserve the right to reject any purchase order or exchange request, particularly from market timers or investors who have a pattern of short-term or excessive trading or whose trading has been or may be disruptive. However, shareholders of non-money market Acquired Funds also are subject to a 2% fee on redemptions of Investor A Shares and Investor B Shares if their shares are held for less than 30 days. Shareholders of the corresponding Acquiring Funds are not subject to a redemption fee in connection with the sale of their shares.

There can be no assurance that a Fund will be effective in limiting short-term trading in all cases. If a Fund is unable to deter this type of trading, it may adversely affect the performance of the Fund by requiring it to maintain larger amounts of cash or cash equivalents than the Adviser might otherwise choose to maintain, or to liquidate portfolio holdings at a disadvantageous time, thereby increasing brokerage, administrative and other expenses.

The following tables highlight the sales charge rates of the non-money market Acquired Funds compared to those of the non-money market Acquiring Funds. Investor A Shares and Class A Shares of the money market Acquired and Acquiring Funds are sold at NAV. Investor A Shares and Class A Shares of the remaining Acquired Funds and Acquiring Funds are sold at NAV, plus a front-end sales charge as listed below:

SALES CHARGE RATES
------------------

AMOUNT OF  TRANSACTION    SALES CHARGE AS A % OF OFFERING PRICE     SALES CHARGE AS A % OF OFFERING PRICE
---------  -----------    -------------------------------------     -------------------------------------
                          LEADER GROWTH EQUITY FUND                 REGIONS MORGAN KEEGAN SELECT LEADER
                                                                    GROWTH EQUITY FUND
                          LEADER GROWTH & INCOME FUND               REGIONS MORGAN KEEGAN SELECT LEADER
                                                                    GROWTH & INCOME FUND
                          LEADER BALANCED FUND                      REGIONS MORGAN KEEGAN SELECT LEADER
                                                                    BALANCED FUND

Less than $50,000         5.50%                                     5.50%
$50,000 but less than     4.50%                                     4.50%
$100,000
$100,000 but less than    3.50%                                     3.75%
$250,000
$250,000 but less than    2.50%                                     2.50%
$500,000
$500,000 but less than    2.00%                                     2.00%
$1 million
$1 million or more        NAV*                                      NAV**

*A contingent  deferred  sales charge  ("CDSC")  equal to 1% may be applied on  redemptions  of Investor A
Shares by shareholders otherwise subject to a sales charge within two years of purchase.

**On  purchases  of Class A Shares  over $1  million,  an  Acquiring  Fund may charge a 1% CDSC on amounts redeemed within two years after purchase by shareholders that would have otherwise been subject to a sales charge.

AMOUNT OF TRANSACTION     SALES CHARGE AS A % OF OFFERING PRICE     SALES CHARGE AS A % OF OFFERING PRICE
---------------------     -------------------------------------     -------------------------------------
                          LEADER TAX-EXEMPT BOND FUND               REGIONS MORGAN KEEGAN SELECT
                                                                    LEADER TAX-EXEMPT BOND FUND
                          LEADER INTERMEDIATE BOND FUND             REGIONS MORGAN KEEGAN SELECT
                                                                    LEADER INTERMEDIATE BOND FUND

Less than $50,000         4.75%                                     2.00%
$50,000 but less than     4.50%                                     1.75%
$100,000
$100,000 but less than    3.50%                                     1.50%
$250,000
$250,000 but less than    2.50%                                     1.00%
$500,000
$500,000 but less than    2.00%                                     0.75%
$1 million
$1 million or more        NAV*                                      NAV**

* A contingent  deferred  sales charge  ("CDSC")  equal to 1% may be applied on  redemptions of Investor A
Shares by shareholders otherwise subject to a sales charge within two years of purchase.

**On  purchases  of Class A Shares  over $1  million,  an  Acquiring  Fund may charge a 1% CDSC on amounts redeemed within two years after purchase by shareholders that would have otherwise been subject to a sales charge.

          BREAKPOINT DISCOUNTS

Acquired Fund and Acquiring Fund shareholders may qualify for a reduction or elimination of sales charges, also known as a breakpoint discount. The breakpoint discounts offered by the Funds are indicated in the tables above.

Shareholders of the Funds or the shareholder's investment professional would need to notify the Funds' respective transfer agent of eligibility for any applicable breakpoint discount at the time of purchase.

In order to receive the applicable breakpoint discount, it may be necessary at the time of purchase for the shareholder to inform his or her investment professional or the transfer agent of the existence of other accounts in which there are holdings eligible to be aggregated to meet a sales charge breakpoint ("Qualifying Accounts"). Qualifying Accounts mean those share accounts in the Funds held directly or through an investment professional or through a single-participant retirement account by the shareholder, his or her spouse, and/or his or her children under age 21, which can be linked using tax identification numbers, social security numbers or broker identification numbers.

In order to verify shareholder eligibility for a breakpoint discount, shareholders would be required to provide to his or her investment professional or the transfer agent certain information on the shareholder's new account form and may be required to provide account statements regarding Qualifying Accounts. Failure to provide proper notification or verification of eligibility for a breakpoint discount may result in the shareholder not receiving a breakpoint discount to which he or she are otherwise entitled. Breakpoint discounts apply only to a shareholder's current purchase and do not apply retroactively to previous purchases.

The sales charges applicable to the Acquired Fund and Acquiring Fund shares, and the breakpoint discounts offered with respect to such shares, are described in full in this Prospectus/Proxy Statement and thus the Funds do not disclose this information separately on their respective website.

          CALCULATING NET ASSET VALUE

Each Acquired Fund, except the Money Market Fund and the Tax-Exempt Money Market Fund calculates its NAV once daily, at the close of regular trading on the New York Stock Exchange, normally, 4:00 p.m. Eastern Time (3:00 p.m. Central Time), on all days when the New York Stock Exchange is open for regular trading. The NAV is determined at 3:00 p.m. Eastern Time (2:00 p.m. Central Time) for the Money Market Fund and 12:30 p.m. Eastern Time (11:30 a.m. Central Time) for the Tax-Exempt Money Market Fund on all days when the New York Stock Exchange is open for regular trading.

The Acquiring Funds value their shares in a similar manner, except that the Money Market Fund and the Tax-Exempt Money Market Fund determine its NAV twice daily at 12:00 p.m. Eastern Time (11:00 a.m. Central Time) and 4:00 p.m. Eastern Time (3:00 p.m. Central Time).

The money market Acquired Funds and Acquiring Funds value their securities at amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.

The market price for the portfolio securities of all other Acquired Funds are determined as follows. Equity securities listed on an established securities exchange or on the NASDAQ National Market System are normally valued at their last sale price on the exchange where primarily traded or, if there is no reported sale during the day, and in the case of over-the-counter securities not so listed, at the last bid price. Long-term debt securities are valued by a pricing service, which determines valuations of normal institutional-size trading units of long-term debt securities. Such valuations are determined using methods based on market transactions for comparable securities and on various relationships between securities that are generally recognized by institutional traders. Other securities for which current market quotations are not readily available (including restricted securities, if any) and all other assets are taken at fair value as determined in good faith by the Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Trustees. Such determinations shall be made in accordance with procedures approved by the Acquired Trust's Board. The Acquired Funds may use the fair value of a security to calculate their NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing services is inaccurate.

The market price for the portfolio securities of all other corresponding Acquiring Funds will be determined as follows. Securities for which the primary market is on an exchange (domestic or foreign) and securities included within the NASDAQ market shall be valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such day, at the last quoted bid price. When price quotations for certain securities are not readily available or if the available quotations are not believed to be reflective of market value, those securities shall be valued at "fair value" as determined in good faith by the Adviser's Valuation Committee. Such determinations shall be made in accordance with procedures approved by the Acquiring Trust's Board. The Acquiring Funds may use the fair value of a security to calculate their NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing services is inaccurate.

There can be no assurance that an Acquired Fund or an Acquiring Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

          DISTRIBUTION POLICY

Each Acquiring Fund will have the same dividend and other distribution policy as the corresponding Acquired Fund. After the Reorganizations, Acquired Fund shareholders who have elected to have dividends and other distributions reinvested in shares of the Acquired Funds will have dividends and other distributions reinvested in shares of the corresponding Acquiring Funds. The corresponding Acquiring Funds will calculate NAV at the same time and in the same manner as the Acquired Funds.

          COMPARISON OF SERVICE PROVIDERS

As mentioned above, the Adviser is the investment adviser for all the Acquired Funds and will become the investment adviser for the Acquiring Funds as a result of the Reorganizations. The other service providers for the Funds are set forth below.

        SERVICE PROVIDER                  ACQUIRED FUNDS                 ACQUIRING FUNDS
        ----------------                  --------------                 ---------------
ADMINISTRATOR                     BISYS Fund Services, LP         Morgan Keegan & Company,
                                  3435 Stelzer Road               Inc.
                                  Columbus, Ohio 43219            50 North Front Street
                                                                  Memphis, TN 38103
SUB-ADMINISTRATOR                 None
                                                                  BISYS Fund Services, LP
                                                                  3435 Stelzer Road
                                                                  Columbus, Ohio 43219

DISTRIBUTOR                       BISYS Fund Services, LP         Morgan Keegan & Company,
                                  3435 Stelzer Road               Inc.
                                  Columbus, Ohio 43219            50 North Front Street
                                                                  Memphis, TN 38103

TRANSFER AGENT                    BISYS Fund Services, Inc.       UNTIL ON OR ABOUT MAY 31,
                                  3435 Stelzer Road               2005:
                                  Columbus, Ohio 43219            BISYS Fund Services, Inc.
                                                                  3435 Stelzer Road
                                                                  Columbus, Ohio 43219

                                                                  ON OR ABOUT JUNE 1, 2005:

                                             70

                                                                  Morgan Keegan & Company,
                                                                  Inc.
                                                                  50 North Front Street
                                                                  Memphis, TN 38103
FUND ACCOUNTING AGENT             BISYS Fund Services, Inc.       Same
                                  3435 Stelzer Road
                                  Columbus, Ohio 43219

CUSTODIAN                         Union Planters                  Regions Bank
                                  Union Planters Bank,            417 North 20th Street
                                  National Association            Birmingham, AL 35203
                                  One South Church Street
                                  Suite 500
                                  Belleville, Illinois 62220

INDEPENDENT REGISTERED PUBLIC     PricewaterhouseCoopers LLP      PricewaterhouseCoopers LLP
ACCOUNTANTS                       100 East Broad Street           Morgan Keegan Tower
                                  Suite 2100                      50 North Front Street,  Suite
                                  Columbus, OH 43215              1000
                                                                  Memphis, TN 38103

LEGAL COUNSEL                     Ropes & Gray LLP                Kirkpatrick & Lockhart
                                  One International Place         Nicholson Graham LLP
                                  Boston, Massachusetts 02110     1800 Massachusetts Ave., NW
                                                                  Washington, DC 20036

REQUIRED VOTE

Approval of the Reorganization Plan applicable to each Acquired Fund will require the affirmative vote of the holders of a majority of the outstanding securities of the Acquired Fund. If the shareholders of any Acquired Fund do not approve the Reorganization Plan, the Trustees will take such further action as they may deem to be in the best interests of the Acquired Fund.

                 THE BOARD UNANIMOUSLY RECOMMENDS THAT YOU VOTE
                         "FOR" APPROVAL OF PROPOSAL 1.

          PROPOSAL 2: APPROVAL OF REORGANIZATION PLAN BETWEEN ACQUIRED
                        TRUST AND ACQUIRING CORPORATION

At a meeting of the Board held on December 3, 2004, the Trustees approved the Reorganization Plan between the Acquired Trust, on behalf of the LEADER Short Term Bond Fund, and Morgan Keegan Select Fund, Inc., on behalf of the Regions Morgan Keegan Select LEADER Short Term Bond Fund, substantially in the form attached to this Prospectus/Proxy Statement as Appendix B, which qualifies in its entirety the following discussion. (In the following discussion of this Proposal 2, references to the "Reorganization Plan" are only to Appendix B, references to the "Reorganization" are only to the Reorganization provided for in that Reorganization Plan, references to the "Acquired Fund" are only to the LEADER Short Term Bond Fund and references to the "Acquiring Fund" are only to the Regions Morgan Keegan Select LEADER Short Term Bond Fund.) For the reasons set forth below, the Trustees, including all of the Independent Trustees, have determined that the Reorganization is in the best interests of the shareholders of the Acquired Fund.

The Acquired Trust now submits to the shareholders of the Acquired Fund a proposal to approve the Reorganization Plan. If approved, the Reorganization is expected to take effect on or about the close of business on February 18, 2005. If the Reorganization is not completed for any reason, the Board will consider various options with respect to the Acquired Fund, which may include its liquidation and dissolution.

SUMMARY OF THE REORGANIZATION

The Reorganization Plan provides for the transfer of all of the assets of the Acquired Fund in exchange solely for shares of the Acquiring Fund and the
Acquiring Fund's assumption of all of the Acquired Fund's liabilities. Immediately thereafter, the Acquired Fund will liquidate and distribute the Acquiring Fund shares it received in the exchange to its shareholders.

The value of the Acquiring Fund shares each Acquired Fund shareholder will own immediately after the Reorganization will be the same as the value of the Acquired Fund shares that shareholder owned immediately before the Reorganization. Until the Reorganization, shareholders of the Acquired Fund will continue to be able to redeem their shares. Redemption requests received after the Reorganization is consummated will be treated as requests received by the Acquiring Fund for the redemption of the shares received by the shareholder in the Reorganization.

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a)(1)(F) of the Code. Accordingly, neither the Acquired Fund or its shareholders nor the Acquiring Fund is expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Plan. See "The Reorganizations -- Federal Income Tax Considerations."

EVALUATION BY THE BOARD

At a special meeting of the Board held on December 3, 2004, the Board, including the Independent Trustees, approved the Reorganization Plan and the submission of the Reorganization Plan to shareholders for their approval. The Board unanimously recommends that shareholders of the Acquired Fund vote to approve the Reorganization Plan.

In evaluating the proposed Reorganization, the Board held numerous special meetings and requested and reviewed extensive information regarding the
proposal.   That  information  included  extensive   information  regarding  the
Acquiring Corporation Board of Directors and its governance practices, the arrangements pursuant to which investment advisory and other services would be provided to the Acquiring Fund and the fees and expenses of the Acquiring Fund. In the course of their review, the Board also met with representatives of senior management at the Adviser and several independent directors of the Acquiring Corporation. After careful consideration of all information that the Board believed to be reasonably necessary to reach its conclusion, the Board unanimously determined to approve the Reorganization Plan and to recommend its approval by the shareholders of the Acquired Fund. The factors considered by the Board with respect to the Reorganization included, among others:

     o The Adviser has advised the Board that the investment objective, strategies, policies, restrictions and risks of each Acquiring Fund would be identical to its corresponding Acquired Fund.

     o The Adviser would continue to serve as investment adviser of the Acquiring Funds at contractual advisory fee rates identical to those now being charged to the corresponding Acquired Funds.

     o The Adviser has advised the Board that the shareholder fees and operating expenses of the Acquiring Funds would be no greater (and, in most cases, lower) than those current fees and expenses of the Acquired Funds.

     o The Adviser has advised the Board that BISYS will continue as a service provider for the Acquiring Funds. Immediately following consummation of the Reorganizations, BISYS will provide sub-administrative, fund accounting and transfer agency services to the Acquiring Funds. Immediately after consummation of the Reorganizations, Morgan Keegan will provide administrative services for the Acquiring Funds as well distribution services in order to seek to improve the potential cash flow to those Funds. Beginning in mid-2005, Morgan Keegan will provide transfer agency services to the Acquiring Funds.

     o The Acquired Fund shareholders would, upon consummation of the Reorganizations, be part of a large fund family that has over $5.5 billion in assets, with its focus on distribution through Morgan Keegan and Regions Bank, a subsidiary of Regions.

     o The Acquiring Funds, through their exchange features, would offer the shareholders of the Acquired Funds the opportunity to select among a wider universe of funds than currently offered those shareholders.

     o The Adviser has agreed to bear all costs associated with the Reorganizations, including the costs of the shareholder meetings, soliciting shareholders, all trustee fees paid in respect of special meetings held for the purpose of evaluating the Reorganizations and related counsel fees.

     o Shareholders of the Acquired Funds would retain the same value of their holdings in the Acquiring Funds as they had in the Acquired Funds, so that there would be no dilution with respect to their shares as a result of the Reorganizations.

     o The Reorganizations would be effected on a tax-free basis for federal income tax purposes, so the Reorganizations would be tax-free to the shareholders of the Acquired Funds.

     o The capitalization of each Acquiring Fund on the date of the closing of the Reorganizations would be the same as that of the corresponding Acquired Fund.

Based on these and other reasons, the Trustees unanimously concluded that the Reorganization was in the best interests of the Acquired Fund and its shareholders and that the interests of its existing shareholders will not be diluted as a result of the Reorganization. These determinations were made on the basis of each Trustee's business judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

COMPARATIVE INFORMATION ABOUT THE FUNDS

This portion of this Prospectus/Proxy Statement is designed to allow you to compare various features of the Funds.

     COMPARISON OF DISTRIBUTION, PURCHASE, REDEMPTION AND EXCHANGES FEATURES

BISYS serves as distributor of the Acquired Fund. Assuming shareholder approval of the Reorganizations, Morgan Keegan would serve as distributor of the Acquiring Fund. Morgan Keegan, a wholly owned subsidiary of Regions and an affiliate of the Adviser, is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc.

Each of the Acquired Trust and the Acquiring Corporation has adopted a distribution plan with respect to certain of its series. The fee tables in the "Comparison of Fees and Expenses" sections above include comparative information about the distribution fees payable by the Acquired Fund to BISYS and the distribution fees that would be payable by the Acquiring Fund to Morgan Keegan. Overall, the Acquired Fund has the same or lower aggregate distribution fees as the Acquiring Fund.

BISYS also serves as transfer agent for the Acquired Fund. If shareholders approve the Reorganizations, Morgan Keegan will serve as transfer agent for the Acquiring Fund shortly after the Reorganizations. Set forth below is a brief description of the significant purchase, redemption and exchange features applicable to the Acquired Fund and the Acquiring Fund.

The following table shows the minimum initial and subsequent investment amounts for the Acquired Fund and the Acquiring Fund:

MINIMUM INVESTMENTS - INVESTOR A SHARES/CLASS A SHARES*
-------------------------------------------------------

FUNDS           INITIAL      SUBSEQUENT    RETIREMENT     RETIREMENT PLAN        AUTOMATIC
-----           -------      ----------    ----------     ---------------        ---------
               INVESTMENT    INVESTMENT       PLAN          SUBSEQUENT        INVESTMENT PLAN
               ----------    ----------       ----          ----------        ---------------
                 MINIMUM      MINIMUM      INVESTMENT       INVESTMENT          SUBSEQUENT
                 -------      -------      ----------       ----------          ----------
                                             MINIMUM          MINIMUM        INVESTMENT MINIMUM
                                             -------          -------        ------------------
ACQUIRED         $1,000         $100          $500              $100                $50
FUND
                                               73

ACQUIRING        $1,000         $50           $250              $50                 $50
FUND

* Investor B Shares of the  Acquired  Fund are subject to the same minimum  investment  amounts.
Institutional  Shares of the Acquired Fund have a minimum initial  investment  amount of $1,000, which may be waived at the  discretion  of the Adviser or BISYS.  There are no Class B Shares of
the  Acquiring  Fund,  and  there is no  minimum  initial  investment  for Class I Shares of the
Acquiring Fund.

        INITIAL INVESTMENT MINIMUMS OF THE ACQUIRING FUND WILL BE WAIVED
                       FOR PURPOSES OF THE REORGANIZATION.

Due to the high cost of maintaining accounts with low balances, if the Acquired Fund shareholder's account value falls below $500 ($100 for IRA accounts), the Acquired Fund may ask the shareholder to re-establish the minimum investment. If the shareholder does not do so within 60 days, the Acquired Fund may close the shareholder's account and pay to the shareholder the proceeds of his or her account. Similarly, if the Acquiring Fund shareholder's account value falls $500, the Acquiring Fund may redeem shares in the shareholder's account and pay to the shareholders the proceeds of his or her account. Before shares are redeemed to close an account, however, the shareholder will be notified in writing and allowed 60 days to purchase additional shares to meet the minimum.

The following table highlights the purchase, redemption and exchange procedures of the Acquired Fund compared to those of the Acquiring Fund.

PURCHASE, REDEMPTION AND EXCHANGE PROCEDURES
--------------------------------------------

                       ACQUIRED FUND                     ACQUIRING FUND
                       -------------                     --------------

PURCHASES      Through    BISYS    or   other    Through   Morgan   Keegan   or
               intermediary;             such    other    intermediary,    such
               intermediary     may    accept    intermediary     may    accept
               orders to  purchase  shares by    orders to  purchase  shares by
               mail,  wire  or  by  automatic    mail,    telephone    or    by
               investment.                       automatic investment.
REDEMPTIONS    Through    BISYS    or   other    Through   Morgan   Keegan   or
               intermediary,             such    other    intermediary,    such
               intermediary     may    accept    intermediary     may    accept
               orders  to  redeem  shares  by    orders  to  redeem  shares  by
               telephone,   mail,   overnight    mail,    telephone,    or   by
               service,  wire, the systematic    systematic withdrawal.
               withdrawal  plan  or by  check
               writing  (money  market  funds
               only).
EXCHANGES      With  other   Acquired   Funds    With   other   funds   in  the
               (currently         8        in    Regions  Morgan  Keegan Select
               total)--through    BISYS,   or    family   of    mutual    funds
               other  intermediary,  by  mail    (expected  to  be  20  funds),
               or telephone.                     including     the     Acquired
                                                 Funds--through  Morgan  Keegan
                                                 or   other   intermediary   by
                                                 telephone or mail.

Shareholders of each Fund are discouraged from engaging in short-term or frequent trading in their shares. Short-term trading may in certain cases disrupt portfolio management and increase Fund expenses. In order to promote the best interests of shareholders, the Acquired Fund and the Acquiring Fund reserve the right to reject any purchase order or exchange request, particularly from market timers or investors who have a pattern of short-term or excessive trading or whose trading has been or may be disruptive. However, shareholders of the Acquired Fund also are subject to a 2% fee on redemptions of Investor A Shares and Investor B Shares if their shares are held for less than 30 days. Shareholders of the Acquiring Fund are not subject to a redemption fee in connection with the sale of their shares.

There can be no assurance that either the Acquired Fund or the Acquiring Fund will be effective in limiting short-term trading in all cases. If a Fund is unable to deter this type of trading, it may adversely affect the performance of the Fund by requiring it to maintain larger amounts of cash or cash equivalents than the Adviser might otherwise choose to maintain, or to liquidate portfolio holdings at a disadvantageous time, thereby increasing brokerage, administrative and other expenses.

The following tables highlight the sales charge rates of the Acquired Fund compared to those of the Acquiring Fund. Investor A Shares of the Acquired Fund and Class A Shares of the Acquiring Fund are sold at NAV, plus a front end sales charge as listed below:

SALES CHARGE RATES
------------------

AMOUNT OF  TRANSACTION   SALES CHARGE AS A % OF OFFERING PRICE      SALES CHARGE AS A % OF OFFERING PRICE
---------  -----------   -------------------------------------      -------------------------------------
                          LEADER SHORT TERM BOND FUND               REGIONS MORGAN KEEGAN SELECT LEADER
                                                                    SHORT TERM BOND FUND

Less than $50,000         4.75%                                     1.50%
$50,000 but less than     4.50%                                     1.25%
$100,000
$100,000 but less than    3.50%                                     1.00%
$250,000
$250,000 but less than    2.50%                                     0.75%
$500,000
$500,000 but less than    2.00%                                     0.50%
$1 million
$1 million or more        NAV*                                      NAV**

* A contingent  deferred  sales charge  ("CDSC")  equal to 1% may be applied on  redemptions of Investor A
Shares by shareholders otherwise subject to a sales charge within two years of purchase.

** On  purchases  of Class A Shares over $1  million,  an  Acquiring  Fund may charge a 1% CDSC on amounts redeemed within two years after purchase by shareholders that would have otherwise been subject to a sales charge.

          BREAKPOINT DISCOUNTS

Acquired Fund and Acquiring Fund shareholders may qualify for a reduction or elimination of sales charges, also known as a breakpoint discount. The breakpoint discounts offered by the Funds are indicated in the tables above. Shareholders of the Acquired Fund and Acquiring Fund or the shareholder's investment professional would need to notify the respective Fund's transfer agent of eligibility for any applicable breakpoint discount at the time of purchase.

In order to receive the applicable breakpoint discount, it may be necessary at the time of purchase for the shareholder to inform his or her investment professional or the transfer agent of the existence of other accounts in which there are holdings eligible to be aggregated to meet a sales charge breakpoint ("Qualifying Accounts"). Qualifying Accounts mean those share accounts in the Funds held directly or through an investment professional or through a single-participant retirement account by the shareholder, his or her spouse, and/or his or her children under age 21, which can be linked using tax identification numbers, social security numbers or broker identification numbers.

In order to verify shareholder eligibility for a breakpoint discount, shareholders would be required to provide to his or her investment professional or the transfer agent certain information on the shareholder's new account form and may be required to provide account statements regarding Qualifying Accounts. Failure to provide proper notification or verification of eligibility for a breakpoint discount may result in the shareholder not receiving a breakpoint discount to which he or she are otherwise entitled. Breakpoint discounts apply only to a shareholder's current purchase and do not apply retroactively to previous purchases.

The sales charges applicable to the Acquired Fund and Acquiring Fund shares, and the breakpoint discounts offered with respect to such shares, are described in full in this Prospectus/Proxy Statement and thus the Funds do not disclose this information separately on their respective website.

          CALCULATING NET ASSET VALUE

The Acquired Fund calculates its NAV once daily, at the close of regular trading on the New York Stock Exchange, normally, 4:00 p.m. Eastern Time (3:00 p.m. Central Time), on all days when the New York Stock Exchange is open for regular trading. The Acquiring Fund will calculate its NAV in a similar manner.

The market price for the portfolio securities of the Acquired Fund is determined as follows. Equity securities listed on an established securities exchange or on the NASDAQ National Market System are normally valued at their last sale price on the exchange where primarily traded or, if there is no reported sale during the day, and in the case of over-the-counter securities not so listed, at the last bid price. Long-term debt securities are valued by a pricing service, which determines valuations of normal institutional-size trading units of long-term debt securities. Such valuations are determined using methods based on market transactions for comparable securities and on various relationships between securities that are generally recognized by institutional traders. Other securities for which current market quotations are not readily available (including restricted securities, if any) and all other assets are taken at fair value as determined in good faith by the Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Trustees. Such determinations shall be made in accordance with procedures approved by the Acquired Trust's Board. The Acquired Fund may use the fair value of a security to calculate their NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing services is inaccurate.

The market price for the portfolio securities of the Acquiring Fund will be determined as follows. Securities for which the primary market is on an exchange (domestic or foreign) and securities included within the NASDAQ market shall be valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such day, at the last quoted bid price. When price quotations for certain securities are not readily available or if the available quotations are not believed to be reflective of market value, those securities shall be valued at "fair value" as determined in good faith by the Adviser's Valuation Committee. Such determinations shall be made in accordance with procedures approved by the Acquiring Trust's Board. The Acquiring Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing services is inaccurate.

There can be no assurance that the Acquired Fund or Acquiring Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

          DISTRIBUTION POLICY

The Acquiring Fund will have the same dividend and other distribution policy as the Acquired Fund. After the Reorganization, Acquired Fund shareholders who have elected to have dividends and other distributions reinvested in shares of the Acquired Fund will have dividends and other distributions reinvested in the Acquiring Fund.

          COMPARISON OF SERVICE PROVIDERS

As mentioned above, the Adviser is the investment adviser for both Funds. The other service providers for the Funds are set forth below.

        SERVICE PROVIDER                  ACQUIRED FUND                  ACQUIRING FUND
        ----------------                  -------------                  --------------
ADMINISTRATOR                     BISYS Fund Services, LP         Morgan Keegan & Company,
                                  3435 Stelzer Road               Inc.
                                  Columbus, Ohio 43219            50 North Front Street
                                                                  Memphis, TN 38103
SUB-ADMINISTRATOR                 None
                                                                  BISYS Fund Services, LP
                                                                  3435 Stelzer Road
                                                                  Columbus, Ohio 43219

DISTRIBUTOR                       BISYS Fund Services, LP         Morgan Keegan & Company,
                                  3435 Stelzer Road               Inc.
                                  Columbus, Ohio 43219            50 North Front Street
                                                                  Memphis, TN 38103

TRANSFER AGENT                    BISYS Fund Services, Inc.       UNTIL ON OR ABOUT MAY 31,
                                  3435 Stelzer Road               2005:
                                  Columbus, Ohio 43219            BISYS Fund Services, Inc.
                                                                  3435 Stelzer Road
                                                                  Columbus, Ohio 43219

                                                                  ON OR ABOUT JUNE 1, 2005:
                                                                  Morgan Keegan & Company,
                                                                  Inc.
                                                                  50 North Front Street
                                                                  Memphis, TN 38103

FUND ACCOUNTING AGENT             BISYS Fund Services, Inc.       Same
                                  3435 Stelzer Road
                                  Columbus, Ohio 43219

CUSTODIAN                         Union Planters                  Regions Bank
                                  Union Planters Bank,            417 North 20th Street
                                  National Association            Birmingham, AL 35203
                                  One South Church Street
                                  Suite 500
                                  Belleville, Illinois 62220
                                  Birmingham, AL 35203

INDEPENDENT REGISTERED PUBLIC     PricewaterhouseCoopers LLP      PricewaterhouseCoopers LLP
ACCOUNTANTS                       100 East Broad Street           Morgan Keegan Tower
                                  Suite 2100                      50 North Front Street,  Suite
                                  Columbus, OH 43215              1000
                                                                  Memphis, TN 38103
LEGAL COUNSEL                     Ropes & Gray LLP                Kirkpatrick & Lockhart
                                  One International Place         Nicholson Graham LLP
                                  Boston, Massachusetts 02110     1800 Massachusetts Ave., NW
                                                                  Washington, DC 20036

                                              77

REQUIRED VOTE

Approval of the Reorganization Plan will require the affirmative vote of a majority of the outstanding securities of the Acquired Fund. If the shareholders of the Acquired Fund do not approve the Reorganization Plan, the Trustees will take such further action as they may deem to be in the best interests of the Acquired Fund.

                 THE BOARD UNANIMOUSLY RECOMMENDS THAT YOU VOTE
                          "FOR" APPROVAL OF PROPOSAL 2.

          COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS AND OBLIGATIONS

GENERAL

The Funds are series of diversified, open-end management investment companies registered under the 1940 Act. The Acquired Trust is organized as business trust under the laws of the Commonwealth of Massachusetts and is governed by its Agreement and Declaration of Trust, as amended (a "Declaration of Trust"), By-Laws and Board of Trustees, in addition to applicable state and federal law. Similarly, the Acquiring Trust is organized as business trust under the laws of the Commonwealth of Massachusetts and is governed by its Amended and Restated Declaration of Trust, as amended (also a "Declaration of Trust"), By-Laws and Board of Trustees, in addition to applicable state and federal law. The Acquiring Corporation is organized as a Maryland corporation and is governed by its Articles of Incorporation, as amended, By-Laws and Board of Directors, in addition to applicable state and federal law. The rights of shareholders of the Acquired Trust and the Acquiring Trust (each a "Trust") are set forth in their respective Declaration of Trust and By-Laws. The rights of shareholders of the Acquiring Corporation are set forth in its Articles of Incorporation and By-Laws. Set forth below is a brief summary of the significant rights of shareholders of the Funds, including any material differences.

SHARES OF THE FUNDS

The Acquired Funds are authorized to issue an unlimited number of shares of beneficial interest, which have no par value. Each Acquired Fund is a separate series of the Acquired Trust. The Board of Trustees of the Acquired Trust has established Investor A Shares, Investors B Shares, Institutional Shares and/or Sweep Shares of the Acquired Funds. The Acquiring Funds, each of which is a separate series of the Acquiring Trust, also are authorized to issue an unlimited number of shares of beneficial interest, which have no par value. The Board of Trustees of the Acquiring Trust has established an unlimited number of Class A and Class I Shares of the Acquiring Funds. Regions Morgan Keegan Select LEADER Short Term Bond Fund is a separate series of the Acquiring Corporation. The Board of Directors of the Acquiring Corporation has established and classified 100,000,000 shares of each of Class A and Class I Shares of that Fund; each share has a par value of one tenth of one cent ($.001). Issued and outstanding shares of the Funds are fully paid and non-assessable.

VOTING RIGHTS

Neither Trust nor the Acquiring Corporation is required to hold annual meetings of shareholders, except as required under the 1940 Act. Shareholder approval is necessary only for certain changes in operations or the election of Board members under certain circumstances. The Acquiring Trust and Acquiring Corporation require that a special meeting of shareholders be called for any permissible purpose upon the written request of the holders of at least 10% of the outstanding shares of the series or class of the Acquiring Trust or at least 25% of all shares of the Acquiring Corporation, as the case may be, entitled to vote. Each share of a Fund gives the shareholder one vote for each share and a fractional vote for each fraction of a share in matters submitted to shareholders for vote. All shares of each series or class of each Fund have equal voting rights except that in matters affecting only a particular series or class, only shares of that series or class are entitled to vote.

TRUSTEES AND DIRECTORS

The Declaration of Trust for each Trust provides that the term of office of each Trustee shall be for the lifetime of the Trust, or the earlier of his or her death, resignation, retirement, removal or incapacity. No natural person may serve as Trustee of the Acquired Trust after the holders of record of not less than two-thirds of the outstanding shares of the Acquired Trust have declared that such Trustee be removed from that office either by declaration in writing filed with the Trust's custodian or by votes cast in person or by proxy at a meeting called for the purpose. The Trustees of the Acquired Trust must promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested to do so in writing by the record holders of not less than 10% of the outstanding shares. A Trustee of the Acquiring Trust may be removed by (i) written instrument signed by at least two-thirds of the Trustees, (ii) a majority vote of the Trustees if the Trustee has become mentally or physically incapacitated or (iii) a vote of two-thirds of the outstanding shares at any special meeting of shareholders. A vacancy on the Board of either Trust may be filled by the Trustees remaining in office. A meeting of shareholders will be required for the purpose of electing additional Trustees whenever fewer than a majority of the Trustees then in office were elected by shareholders.

The By-Laws of the Acquiring Corporation provide that a Director shall hold office until a successor is elected and qualified or until the Director's earlier death, resignation or removal. At any stockholders' meeting duly called, provided a quorum is present, any Director may be removed (either with or without cause) by the affirmative vote of a majority of all the votes entitled to be cast for the election of Directors, and at the same meeting, a duly qualified person may be elected in his stead by a plurality of the votes validly cast. A vacancy on the Board may be filled by the Directors remaining in office, although less than a quorum, except that a newly created directorship may be filled only by a majority vote of the entire Board, provided that in either case immediately after filling such vacancy, at least two-thirds of the Directors then holding office shall have been elected to such office by shareholders. A meeting of shareholders will be required for the purpose of electing additional Directors whenever fewer than a majority of the Directors then in office were elected by shareholders.

LIABILITY OF TRUSTEES/DIRECTORS AND OFFICERS

Under the By-Laws of each Trust and the Acquiring Corporation, a Trustee/Director or officer will be personally liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or, in the case of the Acquiring Corporation, the reckless disregard of his duties under any contract or agreement with the Funds. The By-Laws of each Trust and the Acquiring Corporation further provide that Trustees/Directors and officers will be indemnified by the Funds, as applicable, to the fullest extent permitted by law against liability and against all expenses of litigation unless the person's conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of the person's duties.

SHAREHOLDER LIABILITY

Under certain circumstances, shareholders of a Fund (except the Regions Morgan Keegan Select LEADER Short Term Bond Fund) or a Trust may be held personally liable as partners under Massachusetts law for obligations of the Trust on behalf of the applicable Fund. To protect its shareholders, each Trust has filed legal documents with the Commonwealth of Massachusetts that expressly disclaim the liability of its shareholders for such acts or obligations of its Funds. These documents require that notice of this disclaimer be given in each agreement, obligation or instrument that each Trust and its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for a Trust's obligations on behalf of a Fund, the applicable Trust is required to use its property to protect or compensate the shareholder. On request, a Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust on behalf a Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them from assets of such Fund.

                                  OTHER MATTERS

OTHER BUSINESS. The Trustees know of no other business to be brought before the Meeting. However, if any other matters properly come before the Meeting, it is their intention that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

OWNERSHIP INFORMATION. Appendix C sets forth those persons who are known to be beneficial owners of more than 5% of the shares of any Acquired Fund as of the close of business on December 13, 2004 (the "Record Date"). As of the Record

Date, the Trustees and Officers of the Acquired Trust as a group beneficially owned less than 1% of the outstanding shares of each class of each Fund. No shares of the Acquiring Funds were outstanding as of December 13, 2004.

DATE FOR RECEIPT OF SHAREHOLDERS' PROPOSALS FOR SUBSEQUENT MEETINGS OF SHAREHOLDERS. The Acquired Trust's Declaration of Trust does not provide for annual meetings of shareholders and the Acquired Trust does not currently intend to hold any annual meetings. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of the Acquired Trust, at LEADER Mutual Funds, 3435 Stelzer Road, Columbus, Ohio 43219. Shareholder proposals for inclusion in the Acquired Trust's proxy statement for any special meeting must be received by the Acquired Trust a reasonable period of time before the Acquired Trust begins to print and mail its proxy materials. The timely submission of a proposal does not guarantee its inclusion.

REVOCATION OF PROXIES. Proxies may be revoked at any time before they are voted by a written revocation received by the Secretary of the Acquired Trust, by properly executing a later-dated proxy or by attending the Meeting, requesting return of a proxy and voting in person.

ADJOURNMENT AND EFFECT OF ABSTENTIONS AND BROKER NON-VOTES If sufficient votes in favor of either proposal set forth in the Notice are not received by the time scheduled for the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting to occur within a reasonable time after the date set for the original meeting to permit further solicitation of proxies with respect to such proposal(s). Any adjournments will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of such adjournment those proxies that they are entitled to vote in favor of such proposals. They will vote against any such adjournment those proxies required to be voted against any such proposals. Abstentions and broker non-votes will not be voted on any proposed adjournment. The costs of any such additional solicitation and of any adjourned session will be borne by the Adviser. Each share of an Acquired Fund gives the shareholder one vote for each share and a fractional vote for each fraction of a share in matters submitted to shareholders for vote. All shares of each series or class in each Acquired Fund have equal voting rights except that in matters affecting only a particular series or class, only shares of that series or class are entitled to vote.

For the purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker non-votes will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining the requisite approval of a Reorganization.

ADDRESSES OF INVESTMENT ADVISER, ADMINISTRATOR AND DISTRIBUTOR. The Adviser, the proposed investment adviser for each Acquiring Fund, is located at 417 North 20th Street, Birmingham, Alabama 35203. BISYS L.P., each Acquired Fund's administrator and distributor, is located at 3435 Stelzer Road, Columbus, Ohio 43219.

ADDRESS OF PRINCIPAL EXECUTIVE OFFICERS. The address of the Acquired Trust's principal executive officers is 3435 Stelzer Road, Columbus, Ohio 43219.

AVAILABLE INFORMATION. Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith files reports, proxy material and other information with the SEC. Such reports, proxy material and other information can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, DC 20549. Copies of such material also can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549.

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

                                   APPENDIX A
                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

     THIS  AGREEMENT  AND  PLAN OF  REORGANIZATION  ("AGREEMENT")  is made as of
January ____, 2005, among REGIONS MORGAN KEEGAN SELECT FUNDS, a Massachusetts business trust ("REGIONS TRUST"), on behalf of each segregated portfolio of assets ("SERIES") thereof listed under the heading "Regions Trust Series" on Schedule A to this Agreement ("SCHEDULE A") (each, a "NEW FUND"), and LEADER MUTUAL FUNDS, also a Massachusetts business trust ("LEADER TRUST"), on behalf of each series thereof listed under the heading "LEADER Trust Series" on Schedule A (each, an "OLD FUND"), and, solely for purposes of paragraph 6.2, MORGAN ASSET MANAGEMENT, INC. ("ADVISER"). (Each New Fund and Old Fund is sometimes referred to herein as a "FUND," and each of Regions Trust and LEADER Trust is sometimes referred to herein as an "INVESTMENT COMPANY.") All agreements, representations, actions, and obligations described herein made or to be taken or undertaken by a Fund are made and shall be taken or undertaken by Regions Trust on each New Fund's behalf and by LEADER Trust on each Old Fund's behalf.

     The Investment Companies wish to effect seven separate reorganizations described in section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended ("CODE"), and intend this Agreement to be, and adopt it as, a "plan of reorganization" within the meaning of the regulations under section 368 of the Code ("REGULATIONS"). Each reorganization will involve an Old Fund's changing its identity - by converting from a series of LEADER Trust to a series of Regions Trust - by transferring its assets to the New Fund listed on Schedule A opposite its name (which is being established solely for the purpose of acquiring those assets and continuing that Old Fund's business) (each, a "corresponding New Fund") in exchange solely for voting shares of beneficial interest in that New Fund and that New Fund's assumption of that Old Fund's liabilities, followed by the distribution of those shares PRO RATA to the holders of shares of beneficial interest in that Old Fund in exchange therefor and in complete liquidation of that Old Fund, all on the terms and conditions set forth herein. (All such transactions involving each Old Fund and its corresponding New Fund are referred to herein as a "REORGANIZATION.") The consummation of one Reorganization shall not be contingent on the consummation of any other Reorganization. (For convenience, the balance of this Agreement refers only to a single Reorganization, one Old Fund, and one New Fund (except for references to the Funds' specific share classes), but the terms and conditions hereof shall apply separately to each Reorganization and the Old Fund and corresponding New Fund participating therein.)

     Each Investment Company's Board of Trustees (each, a "BOARD") has (1) duly adopted and approved this Agreement and the transactions contemplated hereby and
(2) determined that participation in the Reorganization is in the best interests of its Fund and that the interests of the existing shareholders of its Fund will not be diluted as a result of the Reorganization.

     Each Old Fund currently has three classes of shares of beneficial interest, including classes designated Investor A shares and Institutional shares ("INVESTOR A OLD FUND SHARES" and "INSTITUTIONAL OLD FUND SHARES," respectively); each of LEADER Tax-Exempt Money Market Fund and LEADER Money Market Fund (each, a "MONEY MARKET OLD FUND") has a third class designated Sweep shares ("SWEEP OLD FUND SHARES"), while each other Old Fund (each, a "VARIABLE NAV OLD FUND") has a third class designated Investor B shares ("INVESTOR B OLD FUND SHARES," and, together with the Investor A Old Fund Shares, Institutional Old Fund Shares, and Sweep Old Fund Shares, "OLD FUND SHARES"). New Fund has two classes of shares of beneficial interest, designated Class A shares and Class I shares ("CLASS A NEW FUND SHARES" and "CLASS I NEW FUND SHARES," respectively, and, collectively, "NEW FUND SHARES"). The rights, powers, privileges, and obligations of the Investor A Old Fund Shares, the Investor B Old Fund Shares, and the Class A New Fund Shares, and of the Institutional Old Fund Shares, the Sweep Old Fund Shares, and the Class I New Fund Shares, are substantially similar.

     In consideration of the mutual promises contained herein, the parties agree as follows:

1.   PLAN OF REORGANIZATION
     ----------------------

     1.1. Subject to the requisite approval of Old Fund's shareholders and the terms and conditions set forth herein, Old Fund agrees to assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 to New Fund as of the EFFECTIVE TIME (as defined in paragraph 2.1). New Fund agrees in exchange therefor -

     (a) to issue and deliver to Old Fund the number of full and fractional (i) Class A New Fund Shares equal to the number of full and fractional Investor A Old Fund Shares then outstanding, (ii) for each Variable NAV Old Fund, Class A New Fund Shares determined by dividing Old Fund's net value (computed as set forth in paragraph 2.5(a)) ("OLD FUND VALUE") attributable to the Investor B Old Fund Shares by the net asset value (computed as set forth in paragraph 2.5(b)) ("NAV") of an Investor A Old Fund Share, (iii) Class I New Fund Shares equal to the number of full and fractional Institutional Old Fund Shares then outstanding, and (iv) for each Money Market Old Fund, Class I New Fund Shares determined by dividing the Old Fund Value attributable to the Sweep Old Fund Shares by the NAV of an Institutional Old Fund Share (all references herein to "fractional" shares mean fractions rounded to the third decimal place), and

     (b)  to assume all of Old Fund's liabilities described in paragraph 1.3.

These  transactions  shall take place at the CLOSING  (as  defined in  paragraph
2.1).

     1.2. Old Fund's assets to be acquired by New Fund shall consist of all property Old Fund owns -- including all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, and deferred and prepaid expenses shown as an asset on Old Fund's books -- at the Effective Time (collectively, "ASSETS").

     1.3. Old Fund will endeavor to discharge all of its known liabilities and obligations prior to the Effective Time. New Fund shall assume all of Old Fund's liabilities, debts, obligations, and duties of whatever kind or nature existing at the Effective Time, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at that time, and whether or not specifically referred to in this Agreement (collectively, "LIABILITIES"). The Liabilities shall include, without limitation, Old Fund's indemnification obligations, if any, to LEADER Trust's trustees pursuant to LEADER Trust's Agreement and Declaration of Trust, as amended ("LEADER DECLARATION"), and LEADER Trust's By-Laws.

     1.4. At or before the Closing, New Fund shall redeem the Initial Share for $10.00. At the Effective Time (or as soon thereafter as is reasonably practicable), Old Fund shall distribute the New Fund Shares it receives pursuant to paragraph 1.1(a) to its shareholders of record, determined as of the Effective Time (each a "SHAREHOLDER"), constructively in exchange for their Old Fund Shares and in complete liquidation of Old Fund. That distribution shall be accomplished by transferring the New Fund Shares then credited to Old Fund's account on New Fund's transfer books ("SHARE RECORDS") to accounts LEADER Trust's transfer agent opens on those Share Records in the Shareholders' names, by class (I.E., the account for each Shareholder that holds Investor A Old Fund Shares shall be credited with the number of full and fractional Class A New Fund Shares equal to the number of full and fractional Investor A Old Fund Shares that Shareholder holds at the Effective Time, the account for each Shareholder that holds Investor B Old Fund Shares shall be credited with the number of full and fractional Class A New Fund Shares due that Shareholder based on its proportionate share of the Class A New Fund Shares delivered pursuant to paragraph 1.1(a)(ii), the account for each Shareholder that holds Institutional Old Fund Shares shall be credited with the number of full and fractional Class I New Fund Shares equal to the number of full and fractional Institutional Old Fund Shares that Shareholder holds at the Effective Time, and the account for each Shareholder that holds Sweep Old Fund Shares shall be credited with the number of full and fractional Class I New Fund Shares due that Shareholder based on its proportionate share of the Class I New Fund Shares delivered pursuant to paragraph 1.1(a)(iv)). All issued and outstanding Old Fund Shares shall simultaneously be canceled on Old Fund's Share Records. New Fund shall not issue certificates representing the New Fund Shares issued in connection with the Reorganization.

     1.5. As soon as reasonably practicable after the distribution of the New Fund Shares pursuant to paragraph 1.4, but in all events within six months after the Effective Time, Old Fund shall be terminated as a series of LEADER Trust and any further actions shall be taken in connection therewith as required by applicable law.

     1.6. Any reporting responsibility of Old Fund, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission ("COMMISSION"), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain Old Fund's (and LEADER Trust's) sole responsibility.

     1.7. Any transfer taxes payable on issuance of New Fund Shares in a name other than that of the registered holder on Old Fund's Share Records at the Effective Time of the Old Fund Shares actually or constructively exchanged therefor shall be paid by the person to whom those New Fund Shares are to be issued, as a condition of that transfer.

2.   CLOSING, EFFECTIVE TIME, AND VALUATION
     --------------------------------------

     2.1. The Reorganization, together with related acts necessary to consummate the same ("CLOSING"), shall occur at 50 North Front Street, Memphis, Tennessee, on February 18, 2005, or at such other place and/or time as to which the Investment Companies may agree. All acts taking place at the Closing shall be deemed to take place simultaneously immediately after the close of business (I.E., 4:00 p.m., Eastern time) on the date thereof ("EFFECTIVE TIME"). If, immediately before the VALUATION TIME (as defined in paragraph 2.5), (a) the New York Stock Exchange ("NYSE") is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on the NYSE or elsewhere is disrupted, so that accurate appraisal of the Old Fund Value and/or the NAV of any class of Old Fund Shares is impracticable, the Effective Time shall be postponed until the first business day after the day when that trading has been fully resumed and that reporting has been restored.

     2.2. LEADER Trust shall direct its custodian ("CUSTODIAN") to deliver at the Closing a certificate of an authorized representative (a) verifying the information (including adjusted basis and holding period for federal income tax purposes, by lot) concerning the Assets, including all portfolio securities, and
(b) stating that (i) the Assets have been delivered in proper form to Regions Trust's custodian, for New Fund's account, within two business days before or at the Effective Time and (ii) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. For these purposes, "proper form" means (x) with respect to Old Fund's portfolio securities that are represented by a certificate or other written instrument, delivery of the instrument duly endorsed for transfer in such condition as to constitute good delivery thereof, and (y) with respect to other Assets, transfer by book entry in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended ("1940 ACT")) in which any Assets are deposited. The cash to be transferred by Old Fund shall be delivered by wire transfer of federal funds at the Effective Time.

     2.3. LEADER Trust shall deliver to Regions Trust at the Closing a list of the names and addresses of the Shareholders and the number of outstanding Old Fund Shares, by class, each Shareholder owns, all as of the Effective Time, certified by LEADER Trust's Secretary or an Assistant Secretary thereof. Regions Trust shall direct its transfer agent to deliver at the Closing a certificate as to the opening of accounts in the Shareholders' names on New Fund's Share Records. Regions Trust shall issue and deliver to LEADER Trust (a) at the Effective Time, a confirmation evidencing the New Fund Shares to be credited to Old Fund (pursuant to paragraph 1.1(a)), and (b) as soon as practicable after receipt of the Shareholder list mentioned above, a confirmation evidencing the New Fund Shares to be credited to the Shareholders (pursuant to paragraph 1.4), or provide at such times evidence satisfactory to LEADER Trust that those New Fund Shares have been credited to Old Fund's account and the Shareholders' accounts, respectively, on New Fund's Share Records.

     2.4. Each Investment Company shall deliver to the other at the Closing (a) a certificate executed in its name by its President or any Vice President in form and substance reasonably satisfactory to the recipient and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct in all material respects at the Effective Time except as they may be affected by the transactions contemplated by this Agreement and (b) as reasonably requested by an Investment Company or its counsel, bills of sale, assumptions of liabilities, checks, assignments, stock certificates, receipts, and other documents, each signed (to the extent applicable) by the President, Treasurer, or any Vice President of, or an authorized person of the relevant service provider for, the other Investment Company.

     2.5.  For purposes of paragraph  1.1(a),  (a) Old Fund's net value shall be
(i) the value of the Assets computed as of the close of regular trading on the NYSE on the date of the Closing ("VALUATION TIME") less (ii) the amount of the Liabilities as of the Valuation Time and (b) the net asset value of an Old Fund Share of each class that is relevant under that paragraph shall be computed as of the Valuation Time, in each case using the valuation procedures set forth in LEADER Trust's then-current prospectus and statement of additional information. All computations of the foregoing shall be made by or under the direction of Adviser, except to the extent LEADER Trust's Board is obligated by applicable law to evaluate any particular Assets.

3.   REPRESENTATIONS AND WARRANTIES
     ------------------------------

     3.1. LEADER Trust, on Old Fund's behalf, represents and warrants as follows:

           3.1.1. LEADER Trust is a trust operating under a written declaration of trust, the beneficial interest in which is divided into transferable shares ("BUSINESS TRUST"), that is duly organized and validly existing under the laws of the Commonwealth of Massachusetts; a copy of the LEADER Declaration is on file with the Secretary of State of the Commonwealth of Massachusetts; LEADER Trust is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on LEADER Trust or Old Fund; and LEADER Trust has all necessary federal, state, and local authorizations to carry on Old Fund's business as a series of an investment company and to carry out this Agreement;

           3.1.2. LEADER Trust is duly registered as an open-end management investment company under the 1940 Act, and that registration is in full force and effect; and before January 1, 1997, LEADER Trust claimed classification for federal tax purposes as an association taxable as a corporation and has not elected otherwise since;

           3.1.3. Old Fund is a duly established and designated series of LEADER Trust;

           3.1.4. At the Closing, LEADER Trust, on Old Fund's behalf, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets free of any liens or other encumbrances (other than customary liens of custodians for fees and securities that are subject to "securities loans" as referred to in section 851(b)(2) of the Code); and on delivery and payment for the Assets, New Fund will acquire good and marketable title thereto;

           3.1.5. LEADER Trust's current prospectus and statement of additional information with respect to Old Fund, each as from time to time amended or supplemented (collectively, "OLD FUND PROSPECTUS"), conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended ("1933 ACT"), and the 1940 Act and the rules and regulations thereunder and do not contain, with respect to Old Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

           3.1.6. Old Fund is not in violation of, and the execution and delivery of this Agreement by LEADER Trust, on Old Fund's behalf, and consummation of the transactions contemplated hereby by LEADER Trust will not conflict with or violate, Massachusetts law or any provision of the LEADER Declaration or LEADER Trust's By-Laws or of any agreement, instrument, lease, or other undertaking to which LEADER Trust (with respect to Old Fund) is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which LEADER Trust (with respect to Old
     Fund) is a party or by which it is bound, except as otherwise disclosed in writing to and consented to by Regions Trust, the consent of which shall not be unreasonably withheld;

           3.1.7. All material contracts and other commitments of or applicable to Old Fund (other than this Agreement and investment contracts, including options, futures, and forward contracts) will be terminated, or provision for discharge of any liabilities of Old Fund thereunder will be made, at or before the Effective Time, without either Fund's incurring any liability or penalty with respect thereto and without diminishing or releasing any rights Old Fund may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing, except as otherwise disclosed in writing to and consented to by Regions Trust, the consent of which shall not be unreasonably withheld;

           3.1.8. Except as otherwise disclosed in writing to and consented to by Regions Trust, the consent of which shall not be unreasonably withheld,
     (a) no legal, administrative, or other proceedings or investigation of or before any court or governmental body is presently pending or (to LEADER Trust's knowledge) threatened against LEADER Trust with respect to Old Fund or any of Old Fund's properties or assets that, if adversely determined, would materially and adversely affect Old Fund's financial condition or the conduct of its business and (b) LEADER Trust knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

           3.1.9. The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of LEADER Trust's Board, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and assuming the due execution, delivery, and performance of this Agreement by Regions Trust, on New Fund's behalf, and subject to approval by Old Fund's shareholders, this Agreement constitutes a valid and legally binding obligation of Old Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

           3.1.10. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, or the 1940 Act (collectively, "FEDERAL SECURITIES LAWS") or any state (as used herein, including the District of Columbia and Puerto
     Rico) securities or blue sky laws (collectively, "STATE SECURITIES LAWS") for the execution or performance of this Agreement by LEADER Trust, on Old Fund's behalf, except for (a) Regions Trust's filing with the Commission of a registration statement on Form N-14 relating to the New Fund Shares issuable hereunder, and any supplement or amendment thereto ("REGISTRATION STATEMENT"), including therein a prospectus for New Fund shares and a proxy statement relating to the Reorganization (collectively, "PROXY STATEMENT"),
     (b) LEADER Trust's filing with the Commission of supplements to the Old Fund Prospectus in connection with the Reorganization, and (c) consents, approvals, authorizations, and filings that have been made or received or that may be required after the Effective Time (including under State Securities Laws);

           3.1.11. On the effective date of the Registration Statement, at the time of the SHAREHOLDERS' MEETING (as defined in paragraph 4.2), and at the Effective Time, the Proxy Statement will, insofar as it relates to Old Fund, (a) comply in all material respects with the applicable provisions of the Federal Securities Laws and the rules and regulations thereunder and
     (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by Regions Trust (or by Adviser and its affiliates on behalf of Regions Trust) for use therein;

           3.1.12. Old Fund incurred the Liabilities, which are associated with the Assets, in the ordinary course of its business; except as otherwise disclosed to Regions Trust, (a) there are no Old Fund liabilities required to be disclosed or provided for in LEADER Trust's financial statements referred to in paragraph 3.1.17 that are not disclosed or provided for therein and (b) Old Fund did not incur any liabilities subsequent to August 31, 2004, other than in the ordinary course of its business, and none of which has been materially adverse to Old Fund's business, assets, or the results of its operations; and LEADER Trust knows of no facts that reasonably could be expected to result in a material Liability in addition to the liabilities described in this paragraph;

           3.1.13. Old Fund is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a regulated investment company under Subchapter M of Chapter 1 of the Code ("RIC") for each past taxable year since it commenced operations and will continue to meet all the requirements for that qualification for its current taxable year; from the time LEADER Trust's Board approved the transactions contemplated by this Agreement ("APPROVAL TIME") through the Effective Time, Old Fund has invested and will invest its assets in a manner that ensures its compliance with those requirements; from the date it commenced operations through the Effective Time, Old Fund has conducted and will conduct its "historic business" (within the meaning of section 1.368-1(d)(2) of the Regulations) in a substantially unchanged manner; from the Approval Time through the Effective Time, Old Fund has not and will not (a) dispose of and/or acquire any assets (i) for the purpose of satisfying New Fund's investment objective or policies or (ii) for any other reason except in the ordinary course of its business as a RIC or (b) otherwise change its historic investment policies; and Old Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

           3.1.14. Old Fund is not under the jurisdiction of a court in a "title 11 or similar case" (as defined in section 368(a)(3)(A) of the Code);

           3.1.15. During the five-year period ending at the Effective Time, (a) neither Old Fund nor any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it will have acquired Old Fund Shares, either directly or through any transaction, agreement, or arrangement with any other person, with consideration other than New Fund Shares or Old Fund Shares, except for shares redeemed in the ordinary course of Old Fund's business as a series of an open-end investment company as required by section 22(e) of the 1940 Act, and (b) no distributions will have been made with respect to Old Fund Shares, other than normal, regular dividend distributions made pursuant to Old Fund's historic dividend-paying practice and other distributions that qualify for the deduction for dividends paid (within the meaning of section 561 of the Code) referred to in sections 852(a)(1) and 4982(c)(1)(A) of the Code;

           3.1.16. Old Fund's federal income tax returns, and all applicable state and local tax returns, for all taxable years through and including the taxable year ended August 31, 2003, have been timely filed and all taxes payable pursuant to those returns have been timely paid;

           3.1.17. LEADER Trust's audited financial statements for the fiscal year ended August 31, 2004, which have been delivered to Regions Trust, fairly represent Old Fund's financial position as of that date and the results of its operations and changes in its net assets for the fiscal year then ended;

           3.1.18. Not more than 25% of the value of Old Fund's total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of those assets is invested in the stock and securities of five or fewer issuers;

           3.1.19. All issued and outstanding Old Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by LEADER Trust and have been offered and sold in every state (including the District of Columbia) in compliance in all material respects with applicable registration requirements of the 1933 Act and State Securities Laws; all issued and outstanding Old Fund Shares will, at the Effective Time, be held by the persons and in the amounts set forth in the certified list delivered pursuant to paragraph 2.3; and Old Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Old Fund Shares, nor is there outstanding any security convertible into any Old Fund Shares; and

           3.1.20. There is power under the LEADER Declaration to vary LEADER Trust's shareholders' investment therein, LEADER Trust does not have a fixed pool of assets, each series thereof is a managed portfolio of securities, and its investment adviser has the authority to buy and sell securities for it.

     3.2. Regions Trust, on New Fund's behalf, represents and warrants as follows:

           3.2.1. Regions Trust is a Business Trust that is duly organized and validly existing under the laws of the Commonwealth of Massachusetts; a copy of its Amended and Restated Declaration of Trust, as amended ("REGIONS DECLARATION"), is on file with the Secretary of State of the Commonwealth of Massachusetts; Regions Trust is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on Regions Trust or New Fund; and Regions Trust has all necessary federal, state, and local authorizations to carry on New Fund's business as a series of an investment company and to carry out this Agreement;

           3.2.2. Regions Trust is duly registered as an open-end management investment company under the 1940 Act, and that registration is in full force and effect; and before January 1, 1997, Regions Trust claimed classification for federal tax purposes as an association taxable as a corporation and has not elected otherwise since;

           3.2.3. Before the Closing, New Fund will be a duly established and designated series of Regions Trust;

           3.2.4. New Fund has not commenced operations and will not do so until immediately after the Closing;

           3.2.5. Except for the Initial Share, there are no (a) issued and outstanding New Fund Shares, (b) options, warrants, or other rights to subscribe for or purchase any New Fund Shares, (c) securities convertible into any New Fund Shares, or (d) any other securities issued by New Fund;

           3.2.6. No consideration other than New Fund Shares (and New Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

           3.2.7. The New Fund Shares to be issued and delivered to Old Fund hereunder will, at the Effective Time, have been duly authorized and, when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of New Fund, fully paid and non-assessable by Regions Trust;

           3.2.8. The issuance of the New Fund Shares pursuant to this Agreement will be in compliance with all applicable Federal and State Securities Laws;

           3.2.9. New Fund is not in violation of, and the execution and delivery of this Agreement by Regions Trust, on New Fund's behalf, and consummation of the transactions contemplated hereby by Regions Trust will not conflict with or violate, Massachusetts law or any provision of the Regions Declaration or Regions Trust's By-Laws or of any agreement, instrument, lease, or other undertaking to which Regions Trust (with respect to New Fund) is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Regions Trust (with respect to New
     Fund) is a party or by which it is bound, except as otherwise disclosed in writing to and consented to by LEADER Trust, the consent of which shall not be unreasonably withheld;

           3.2.10. Except as otherwise disclosed in writing to and consented to by LEADER Trust, the consent of which shall not be unreasonably withheld,
     (a) no legal, administrative, or other proceedings or investigation of or before any court or governmental body is presently pending or (to Regions Trust's knowledge) threatened against Regions Trust with respect to New Fund or any of New Fund's properties or assets that, if adversely determined, would materially and adversely affect New Fund's financial condition or the conduct of its business and (b) Regions Trust knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

           3.2.11. New Fund has no known liabilities of a material nature, contingent or otherwise;

           3.2.12. The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of Regions Trust's Board, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and, assuming the due execution, delivery, and performance of this Agreement by LEADER Trust, on Old Fund's behalf, this Agreement constitutes a valid and legally binding obligation of New Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

           3.2.13. No governmental consents, approvals, authorizations, or filings are required under the Federal Securities Laws or any State Securities Laws for the execution or performance of this Agreement by Regions Trust, on New Fund's behalf, except for (a) Regions Trust's filing with the Commission of the Registration Statement, including the Proxy Statement, and (b) consents, approvals, authorizations, and filings that have been made or received or that may be required after the Effective Time (including under State Securities Laws);

           3.2.14. On the effective date of the Registration Statement, at the time of the Shareholders' Meeting, and at the Effective Time, the Proxy Statement will, insofar as it relates to New Fund, (a) comply in all material respects with the applicable provisions of the Federal Securities Laws and the rules and regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by LEADER Trust for use therein;

           3.2.15. There are no material contracts outstanding to which New Fund is a party, other than this Agreement, the contracts, agreements, and plans referred to in paragraph 5.8, and any other contracts that are or will be disclosed in the Registration Statement;

           3.2.16. New Fund will be a "fund" as defined in section 851(g)(2) of the Code; it will qualify for treatment as a RIC for the taxable year in which the Reorganization occurs; and it intends to continue to meet all the requirements for that qualification for the next taxable year;

           3.2.17. New Fund has no plan or intention to issue additional New Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does New Fund, or any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it, have any plan or intention to acquire -- during the five-year period beginning at the Effective Time, either directly or through any transaction, agreement, or arrangement with any other person -- with consideration other than New Fund Shares, any New Fund Shares issued to the Shareholders pursuant to the Reorganization, except for redemptions in the ordinary course of that business as required by section 22(e) of the 1940 Act;

           3.2.18. Following the Reorganization, New Fund (a) will continue Old Fund's "historic business" (within the meaning of section 1.368-1(d)(2) of the Regulations) and (b) will use a significant portion of Old Fund's "historic business assets" (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; in addition, New Fund (c) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and (d) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain that status;

           3.2.19. There is no plan or intention for New Fund to be dissolved or merged into another business trust or a corporation or statutory trust or any "fund" thereof (as defined in section 851(g)(2) of the Code) following the Reorganization;

           3.2.20. During the five-year period ending at the Effective Time, neither New Fund nor any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it will have acquired Old Fund Shares with consideration other than New Fund Shares;

           3.2.21. Assuming the truthfulness and correctness of the representation and warranty in paragraph 3.1.18, immediately after the Reorganization, (a) not more than 25% of the value of New Fund's total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (b) not more than 50% of the value of those assets will be invested in the stock and securities of five or fewer issuers;

           3.2.22. New Fund shall maintain at its own expense a directors and officers insurance "tail" policy, which shall provide insurance coverage for LEADER Trust's trustees for a term of five years from the Effective Time for acts taken or omissions to act in their capacities as such trustees with respect to Old Fund; and

           3.2.23. There is power under the Regions Declaration to vary Regions Trust's shareholders' investment therein, Regions Trust does not have a fixed pool of assets, each series thereof is a managed portfolio of securities, and Adviser has the authority to buy and sell securities for it.

     3.3. Each Investment Company, on its Fund's behalf, represents and warrants to the other, as follows:

           3.3.1. The fair market value of the New Fund Shares each Shareholder receives will be approximately equal to the fair market value of its Old Fund Shares it actually or constructively surrenders in exchange therefor;

           3.3.2. Its management (a) is unaware of any plan or intention of Shareholders to redeem, sell, or otherwise dispose of (i) any portion of their Old Fund Shares before the Reorganization to any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to either Fund or (ii) any portion of the New Fund Shares they receive in the Reorganization to any person "related" (within that meaning) to New Fund,
     (b) does not anticipate dispositions of those New Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of Old Fund as a series of an open-end investment company, (c) expects that the percentage of Shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be DE MINIMIS, and (d) does not anticipate that there will be extraordinary redemptions of New Fund Shares immediately following the Reorganization;

           3.3.3. The Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization;

           3.3.4. There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount;

           3.3.5. None of the compensation received by any Shareholder who is an employee of or service provider to Old Fund will be separate consideration for, or allocable to, any of the Old Fund Shares that Shareholder held; none of the New Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for similar services;

           3.3.6. Immediately after consummation of the Reorganization, (a) the Shareholders will own all the New Fund Shares and will own those shares solely by reason of their ownership of the Old Fund Shares immediately before the Reorganization and (b) New Fund will hold the same assets -- except for assets used to pay expenses, if any, incurred in connection with the Reorganization that are not REORGANIZATION EXPENSES (as defined in paragraph 3.3.7) -- and be subject to the same liabilities that Old Fund held or was subject to immediately before the Reorganization, plus any liabilities for the Funds' expenses incurred in connection with the Reorganization; and the excepted assets, together with the amount of all redemptions and distributions (other than regular, normal dividends) Old

     Fund made immediately preceding the Reorganization, will, in the aggregate, constitute less than 1% of its net assets;

           3.3.7. Neither Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B.
     187) ("REORGANIZATION EXPENSES"); and

           3.3.8. The aggregate value of the acquisitions, redemptions, and distributions limited by paragraphs 3.1.15, 3.2.17, and 3.2.20 will not exceed 50% of the value (without giving effect to those acquisitions, redemptions, and distributions) of the proprietary interest in Old Fund at the Effective Time.

4.   COVENANTS
     ---------

     4.1. LEADER Trust covenants to operate Old Fund's business in the ordinary course between the date hereof and the Closing, it being understood that (a) such ordinary course will include declaring and paying customary dividends and other distributions, honoring redemption, subscription, and exchange requests, and other changes in operations contemplated by its normal business activities and (b) Old Fund will retain exclusive control of its investments until the Closing.

     4.2. LEADER Trust covenants to call a meeting of Old Fund's shareholders to consider and act on this Agreement ("SHAREHOLDERS' MEETING") and to take all other action necessary to obtain approval of the transactions contemplated hereby.

     4.3. LEADER Trust covenants that the New Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

     4.4. LEADER Trust covenants that it will assist Regions Trust in obtaining information Regions Trust reasonably requests concerning the beneficial ownership of Old Fund Shares to the extent the requests comply with LEADER Trust's policies and procedures regarding the privacy of consumer information.

     4.5. LEADER Trust covenants that its books and records relating to Old Fund required to be maintained under the 1940 Act and the rules and regulations thereunder will be turned over to Regions Trust at the Closing, except for those required by applicable law to be maintained by LEADER Trust, in which case, LEADER Trust shall deliver copies of those books and records to Regions Trust.

     4.6. Each Investment Company covenants to cooperate in preparing the Proxy Statement in compliance with applicable Federal and State Securities Laws.

     4.7. Each Investment Company covenants that it will, from time to time, as and when requested by the other Investment Company, execute and deliver or cause to be executed and delivered all assignments and other instruments, and will take or cause to be taken further action, the other Investment Company may deem necessary or desirable to vest in, and confirm to, (a) New Fund, title to and possession of all the Assets, and (b) Old Fund, title to and possession of the New Fund Shares to be delivered hereunder and New Fund's assumption of the Liabilities, and otherwise to carry out the intent and purpose hereof.

     4.8. Regions Trust covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and State Securities Laws it deems appropriate to continue its operations after the Effective Time.

     4.9. Subject to this Agreement, each Investment Company covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

5.   CONDITIONS PRECEDENT
     --------------------

     Each Investment Company's obligations hereunder shall be subject to (a) the other Investment Company's performance of all its obligations to be performed hereunder at or before the Effective Time, (b) all representations and warranties of the other Investment Company contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made at and as of the Effective Time, and
(c) the following further conditions that, at or before the Effective Time:

     5.1. This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by each Board and shall have been approved by Old Fund's shareholders in accordance with the LEADER Declaration and LEADER Trust's By-Laws and applicable law; and those shareholders, by such approval, shall have acknowledged New Fund's investment objective, fundamental investment policies, and investment advisory arrangement.

     5.2. All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. The Registration Statement shall have become effective under the 1933 Act; no stop orders suspending the effectiveness thereof shall have been issued; to the best knowledge of the Investment Companies, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated; and the Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) deemed reasonably necessary by either Investment Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund's assets or properties, provided that either Investment Company may for itself waive any of those conditions.

     5.3. At the Effective Time, no action, suit, or other proceeding shall be pending or threatened before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with, the transactions contemplated hereby.

     5.4. LEADER Trust shall have received an opinion of Kirkpatrick & Lockhart Nicholson Graham LLP ("REGIONS TRUST COUNSEL") dated the day of the Closing, substantially to the effect that:

           5.4.1. New Fund is a duly established series of Regions Trust, a Business Trust that is duly organized and validly existing under the laws of the Commonwealth of Massachusetts with power under the Regions Declaration to own all its properties and assets and, to the knowledge of Regions Trust Counsel, to carry on its business as presently conducted;

           5.4.2. This Agreement (a) has been duly authorized, executed, and delivered by Regions Trust on New Fund's behalf and (b) assuming Old Fund's compliance with paragraph 3.1.11, and due authorization, execution, and delivery of this Agreement by LEADER Trust on Old Fund's behalf, is a valid and legally binding obligation of Regions Trust with respect to New Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting the enforcement of creditors' rights and by general principles of equity;

           5.4.3. The New Fund Shares to be issued and distributed to the Shareholders hereunder, assuming their due delivery as contemplated hereby, are duly authorized, and on that delivery will be validly issued and outstanding and will be fully paid and non-assessable by Regions Trust and New Fund, and no shareholder of New Fund has any preemptive right to subscription or purchase in respect thereof;

           5.4.4. The execution and delivery of this Agreement by Regions Trust did not, and the consummation of the transactions contemplated hereby by Regions Trust will not, materially violate the Regions Declaration or Regions Trust's By-Laws or any provision of any agreement attached as an exhibit to the Registration Statement to which Regions Trust (with respect to New Fund) is a party or by which it is bound or (to the knowledge of Regions Trust Counsel, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any such agreement or any judgment or decree known to Regions Trust Counsel (without any independent inquiry or investigation) to which Regions Trust (with respect to New Fund) is a party or by which it is bound, except as set forth in that opinion or as otherwise disclosed in writing to and accepted by LEADER Trust;

           5.4.5. To the knowledge of Regions Trust Counsel (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Regions Trust (on New Fund's behalf) of the transactions contemplated herein, except those obtained under the Federal Securities Laws and those that may be required under State Securities Laws; and

           5.4.6. Regions Trust is registered with the Commission as an investment company, and to the knowledge of Regions Trust Counsel (without any independent inquiry or investigation) no order has been issued or proceeding instituted to suspend that registration.

     In rendering the foregoing opinion, Regions Trust Counsel may (1) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (2) limit the opinion to applicable federal and state law (but not the blue sky laws of any jurisdiction, including those of the Commonwealth of Massachusetts), (3) define the word "knowledge" and related terms to mean the knowledge of attorneys then with Regions Trust Counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization, and (4) rely on certain factual representations made by Regions Trust and its service providers.

     5.5. Regions Trust shall have received an opinion of Ropes & Gray LLP ("LEADER TRUST COUNSEL"), dated the day of the Closing, substantially to the effect that:

           5.5.1. Old Fund is a duly established series of LEADER Trust, a Business Trust that is duly organized and validly existing under the laws of the Commonwealth of Massachusetts with power under the LEADER Declaration to own all its properties and assets and, to the knowledge of LEADER Trust Counsel, to carry on its business as presently conducted;

           5.5.2. This Agreement (a) has been duly authorized, executed, and delivered by LEADER Trust on Old Fund's behalf and (b) assuming New Fund's compliance with paragraph 3.2.14, and due authorization, execution, and delivery of this Agreement by Regions Trust on New Fund's behalf, is a valid and legally binding obligation of LEADER Trust with respect to Old Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting the enforcement of creditors' rights and by general principles of equity;

           5.5.3. The execution and delivery of this Agreement by LEADER Trust did not, and the consummation of the transactions contemplated hereby by LEADER Trust will not, materially violate the LEADER Declaration or LEADER Trust's By-Laws or any provision of any agreement attached as an exhibit to LEADER Trust's registration statement on Form N-1A to which LEADER Trust (with respect to Old Fund) is a party or by which it is bound or (to the knowledge of LEADER Trust Counsel, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any such agreement or any judgment or decree known to LEADER Trust Counsel (without independent inquiry or investigation) to which LEADER Trust (with respect to Old Fund) is a party or by which it is bound, except as set forth in that opinion or as otherwise disclosed in writing to and accepted by Regions Trust;

           5.5.4. To the knowledge of LEADER Trust Counsel (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by LEADER Trust (on Old Fund's behalf) of the transactions contemplated herein, except those obtained under the Federal Securities Laws and those that may be required under State Securities Laws; and

           5.5.5. LEADER Trust is registered with the Commission as an investment company, and to the knowledge of LEADER Trust Counsel (without any independent inquiry or investigation) no order has been issued or proceeding instituted to suspend that registration.

     In rendering the foregoing opinion, LEADER Trust Counsel may (1) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (2) limit the opinion to applicable federal and state law (but not the blue sky laws of any jurisdiction, including those of the Commonwealth of Massachusetts), (3) define the word "knowledge" and related terms to mean the knowledge of attorneys then with LEADER Trust Counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization, and (4) rely on certain factual representations made by LEADER Trust and its service providers.

     5.6. Each Investment Company shall have received an opinion of Regions Trust Counsel, addressed to and in form and substance reasonably satisfactory to it, as to the federal income tax consequences mentioned below ("TAX OPINION"). In rendering the Tax Opinion, Regions Trust Counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which Regions Trust Counsel may treat as representations and warranties made to it, and in separate letters addressed to Regions Trust Counsel and the certificates delivered pursuant to paragraph 2.4. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

           5.6.1. New Fund's acquisition of the Assets in exchange solely for New Fund Shares and New Fund's assumption of the Liabilities, followed by Old Fund's distribution of those shares PRO RATA to the Shareholders actually or constructively in exchange for their Old Fund Shares, will qualify as a "reorganization" (as defined in section 368(a)(1)(F) of the Code), and each Fund will be "a party to a reorganization" (within the meaning of section 368(b) of the Code);

           5.6.2. Old Fund will recognize no gain or loss on the transfer of the Assets to New Fund in exchange solely for New Fund Shares and New Fund's assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in exchange for their Old Fund Shares;

           5.6.3. New Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for New Fund Shares and its assumption of the Liabilities;

           5.6.4. New Fund's basis in each Asset will be the same as Old Fund's basis therein immediately before the Reorganization, and New Fund's holding period for each Asset will include Old Fund's holding period therefor;

           5.6.5. A Shareholder will recognize no gain or loss on the exchange of all its Old Fund Shares solely for New Fund Shares pursuant to the Reorganization;

           5.6.6. A Shareholder's aggregate basis in the New Fund Shares it receives in the Reorganization will be the same as the aggregate basis in its Old Fund Shares it actually or constructively surrenders in exchange for those New Fund Shares, and its holding period for those New Fund Shares will include, in each instance, its holding period for those Old Fund Shares, provided the Shareholder holds them as capital assets at the Effective Time; and

           5.6.7. For purposes of section 381 of the Code, New Fund will be treated as if there had been no Reorganization. Accordingly, the Reorganization will not result in the termination of Old Fund's taxable year, Old Fund's tax attributes enumerated in section 381(c) of the Code will be taken into account by New Fund as if there had been no Reorganization, and the part of Old Fund's taxable year before the Reorganization will be included in New Fund's taxable year after the Reorganization.

     Notwithstanding subparagraphs 5.6.2 and 5.6.4, the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

     5.7. Before the Closing, Regions Trust's Board shall have authorized the issuance of, and New Fund shall have issued, one New Fund Share ("INITIAL SHARE") to Adviser or an affiliate thereof in consideration of the payment of $10.00 to vote on the management contract referred to in paragraph 5.8. After that vote, but in any event at or before the Closing, the Initial Share shall be redeemed as provided in paragraph 1.4.

     5.8. Regions Trust (on behalf of and with respect to New Fund) shall have entered into, or adopted, as appropriate, a management contract and other agreements and plans necessary for New Fund's operation as a series of an open-end investment company. Each such contract and agreement shall have been approved by Regions Trust's Board and, to the extent required by law (as interpreted by Commission staff positions), by those Board members who are not "interested persons" (as defined in the 1940 Act) thereof and by Adviser or its affiliate as New Fund's sole shareholder.

At any time before the Closing, either Investment Company may waive any of the foregoing conditions (except that set forth in paragraph 5.1) if, in the judgment of its Board, that waiver will not have a material adverse effect on its Fund's shareholders' interests.

6.   BROKERAGE FEES AND EXPENSES
     ---------------------------

     6.1. Each Investment Company represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     6.2. Adviser or its affiliates will bear and promptly pay any and all Reorganization Expenses the Funds incur.

7.   ENTIRE AGREEMENT; NO SURVIVAL
     -----------------------------

     Neither party has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the parties. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

8.   TERMINATION OF AGREEMENT
     ------------------------

     This Agreement may be terminated at any time at or before the Effective Time, whether before or after Old Fund's shareholders' approval:

     8.1. By either Investment Company (a) in the event of the other Investment Company's material breach of any representation, warranty, or covenant contained herein to be performed at or before the Effective Time, (b) if a condition to its obligations has not been met and it reasonably appears that that condition will not or cannot be met, (c) if a governmental body issues an order, decree, or ruling having the effect of permanently enjoining, restraining, or otherwise prohibiting the consummation of the Reorganization, or (d) if the Closing has not occurred on or before March 31, 2005; or

     8.2   By the Investment Companies' mutual agreement.

In the event of termination under clauses (b), (c), or (d) of paragraph 8.1 or paragraph 8.2, there shall be no liability for damages on the part of either Investment Company, or their directors/trustees or officers, to the other Investment Company.

9.   AMENDMENT
     ---------

     This Agreement may be amended, modified, or supplemented at any time, notwithstanding approval thereof by Old Fund's shareholders, in any manner mutually agreed on in writing by the parties; provided that following that approval no such amendment shall have a material adverse effect on the Shareholders' interests.

10.  COVENANTS, ETC. DEEMED MATERIAL
     -------------------------------

     All covenants, agreements, representations, and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied on by each party, notwithstanding any investigation made by them or on their behalf.

11.  NOTICES
     -------

     Any notice, report, statement, or demand required or permitted by any provision of this Agreement shall be in writing and shall be given personally or by electronic mail, facsimile, telecopy, or certified mail addressed to Regions Trust at 50 North Front Street, Memphis, Tennessee 38103, Attention: Charles D. Maxwell, and to LEADER Trust at 3435 Stelzer Road, Suite 110, Box 94, Columbus, Ohio 43219, Attention: R. Jeffrey Young.

12.  MISCELLANEOUS
     -------------

     12.1. This Agreement shall be governed by and construed in accordance with the internal laws of the Commonwealth of Massachusetts; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

     12.2. This Agreement shall be binding on and inure to the benefit of the parties and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the prior written consent of the other parties. Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

     12.3. Each Investment Company acknowledges that the other Investment Company is a Business Trust organized in series form. This Agreement is executed by Regions Trust on New Fund's behalf and by LEADER Trust on Old Fund's behalf and by their respective trustees and/or officers in their capacity as such and not individually. An Investment Company's obligations hereunder are not binding on or enforceable against any of its trustees, officers, or shareholders but are only binding on and enforceable against assets and property of New Fund (in Regions Trust's case) or Old Fund (in LEADER Trust's case), as the case may be, and no other series thereof. A trustee of an Investment Company shall not be personally liable hereunder to the other Investment Company or its shareholders for any act, omission, or obligation of that trustee's Investment Company or any other trustee thereof. Each Investment Company agrees that, in asserting any rights or claims hereunder on New Fund's behalf (in Regions Trust's case) or on Old Fund's behalf (in LEADER Trust's case), as the case may be, it shall look only to the corresponding Fund's assets and property in settlement of those rights and claims and not to the trustees, officers, or shareholders thereof.

     12.4. This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each party and delivered to the other parties. The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officer as of the day and year first written above.


                             REGIONS MORGAN KEEGAN SELECT FUNDS, on behalf of its series listed on Schedule A



                             By:
                                  -----------------------
                                    Carter E. Anthony
                                    President



                             LEADER MUTUAL FUNDS, on behalf of its series listed on Schedule A



                             By:
                                  -------------------------------
                                    R. Jeffrey Young
                                    President



Solely for purposes of Section  6.2:
MORGAN ASSET Management, INC.



By:
     -----------------------------------------
        Carter E. Anthony
        President and Chief Investment Officer

                                   SCHEDULE A

        LEADER TRUST SERIES                           REGIONS TRUST SERIES
        -------------------                           --------------------

     LEADER Growth Equity Fund             Regions Morgan Keegan Select LEADER Growth
                                                           Equity Fund
    LEADER Growth & Income Fund            Regions Morgan Keegan Select LEADER Growth
                                                          & Income Fund
       LEADER Balanced Fund                    Regions Morgan Keegan Select LEADER
                                                          Balanced Fund
    LEADER Tax-Exempt Bond Fund                Regions Morgan Keegan Select LEADER
                                                      Tax-Exempt Bond Fund
   LEADER Intermediate Bond Fund               Regions Morgan Keegan Select LEADER
                                                     Intermediate Bond Fund
LEADER Tax-Exempt Money Market Fund            Regions Morgan Keegan Select LEADER
                                                  Tax-Exempt Money Market Fund
     LEADER Money Market Fund               Regions Morgan Keegan Select LEADER Money
                                                           Market Fund

                                         A-17

                                   APPENDIX B

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION ("AGREEMENT") is made as of January ____, 2005, among MORGAN KEEGAN SELECT FUND, INC., a Maryland corporation ("CORPORATION"), on behalf of Regions Morgan Keegan Select LEADER Short Term Bond Fund, a segregated portfolio of assets ("SERIES") thereof ("NEW FUND"), and LEADER MUTUAL FUNDS, a Massachusetts business trust ("TRUST"), on behalf of its LEADER Short Term Bond Fund series ("OLD FUND"), and, solely for purposes of paragraph 6.2, MORGAN ASSET MANAGEMENT, INC. ("ADVISER"). (Each of New Fund and Old Fund is sometimes referred to herein as a "FUND," and each of Corporation and Trust is sometimes referred to herein as an "INVESTMENT COMPANY.") All agreements, representations, actions, and obligations described herein made or to be taken or undertaken by a Fund are made and shall be taken or undertaken by Corporation on New Fund's behalf and by Trust on Old Fund's behalf.

     The  Investment  Companies  wish to effect a  reorganization  described  in section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended ("CODE"), and intend this Agreement to be, and adopt it as, a "plan of reorganization" within the meaning of the regulations under section 368 of the Code ("REGULATIONS"). The reorganization will involve Old Fund's changing its identity, form, and place of organization -- by converting from a series of Trust to a series of Corporation -- by transferring its assets to New Fund (which is being established solely for the purpose of acquiring those assets and continuing Old Fund's business) in exchange solely for voting shares of common stock of New Fund and New Fund's assumption of Old Fund's liabilities, followed by the distribution of those shares PRO RATA to the holders of shares of beneficial interest in Old Fund in exchange therefor and in complete liquidation of Old Fund, all on the terms and conditions set forth herein. (All such transactions are referred to herein as the "REORGANIZATION.")

     Each Investment Company's Board of Trustees/Directors (each, a "BOARD") has
(1) duly adopted and approved this Agreement and the transactions contemplated hereby and (2) determined that participation in the Reorganization is in the best interests of its Fund and that the interests of the existing shareholders of its Fund will not be diluted as a result of the Reorganization.

     Old Fund currently has three classes of shares of beneficial interest, designated Investor A shares, Investor B shares, and Institutional shares ("INVESTOR A OLD FUND SHARES," "INVESTOR B OLD FUND SHARES," AND "INSTITUTIONAL OLD FUND SHARES," respectively, and, collectively, "OLD FUND SHARES"). New Fund has two classes of shares of common stock, designated Class A shares and Class I shares ("CLASS A NEW FUND SHARES" and "CLASS I NEW FUND SHARES," respectively, and, collectively, "NEW FUND SHARES"). The rights, powers, privileges, and obligations of the Investor A Old Fund Shares, the Investor B Old Fund Shares, and the Class A New Fund Shares, and of the Institutional Old Fund Shares and the Class I New Fund Shares, are substantially similar.

     In consideration of the mutual promises contained herein, the parties agree as follows:

1.   PLAN OF REORGANIZATION
     ----------------------

     1.1. Subject to the requisite approval of Old Fund's shareholders and the terms and conditions set forth herein, Old Fund agrees to assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 to New Fund as of the EFFECTIVE TIME (as defined in paragraph 2.1). New Fund agrees in exchange therefor -

     (a) to issue and deliver to Old Fund the number of full and fractional (i) Class A New Fund Shares equal to the number of full and fractional Investor A Old Fund Shares then outstanding, (ii) Class A New Fund Shares determined by dividing Old Fund's net value (computed as set forth in paragraph 2.5(a)) attributable to the Investor B Old Fund Shares by the net asset value (computed as set forth in paragraph 2.5(b)) of an Investor A Old Fund Share, and (iii) Class I New Fund Shares equal to the number of full and fractional Institutional Old Fund Shares then outstanding (all references herein to "fractional" shares mean fractions rounded to the third decimal place), and

     (b)  to assume all of Old Fund's liabilities described in paragraph 1.3.

These  transactions  shall take place at the CLOSING  (as  defined in  paragraph
2.1).

     1.2. Old Fund's assets to be acquired by New Fund shall consist of all property Old Fund owns -- including all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, and deferred and prepaid expenses shown as an asset on Old Fund's books -- at the Effective Time (collectively, "ASSETS").

     1.3. Old Fund will endeavor to discharge all of its known liabilities and obligations prior to the Effective Time. New Fund shall assume all of Old Fund's liabilities, debts, obligations, and duties of whatever kind or nature existing at the Effective Time, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at that time, and whether or not specifically referred to in this Agreement (collectively, "LIABILITIES"). The Liabilities shall include, without limitation, Old Fund's indemnification obligations, if any, to Trust's trustees pursuant to Trust's Agreement and Declaration of Trust, as amended ("DECLARATION"), and Trust's By-Laws.

     1.4. At or before the Closing, New Fund shall redeem the Initial Share for $10.00. At the Effective Time (or as soon thereafter as is reasonably practicable), Old Fund shall distribute the New Fund Shares it receives pursuant to paragraph 1.1(a) to its shareholders of record, determined as of the Effective Time (each a "SHAREHOLDER"), constructively in exchange for their Old Fund Shares and in complete liquidation of Old Fund. That distribution shall be accomplished by transferring the New Fund Shares then credited to Old Fund's account on New Fund's transfer books ("SHARE RECORDS") to accounts Trust's transfer agent opens on those Share Records in the Shareholders' names, by class (I.E., the account for each Shareholder that holds Investor A Old Fund Shares shall be credited with the number of full and fractional Class A New Fund Shares equal to the number of full and fractional Investor A Old Fund Shares that Shareholder holds at the Effective Time, the account for each Shareholder that holds Investor B Old Fund Shares shall be credited with the number of full and fractional Class A New Fund Shares due that Shareholder based on its proportionate share of the Class A New Fund Shares delivered pursuant to paragraph 1.1(a)(ii), and the account for each Shareholder that holds Institutional Old Fund Shares shall be credited with the number of full and fractional Class I New Fund Shares equal to the number of full and fractional Institutional Old Fund Shares that Shareholder holds at the Effective Time). All issued and outstanding Old Fund Shares shall simultaneously be canceled on Old Fund's Share Records. New Fund shall not issue certificates representing the New Fund Shares issued in connection with the Reorganization.

     1.5. As soon as reasonably practicable after the distribution of the New Fund Shares pursuant to paragraph 1.4, but in all events within six months after the Effective Time, Old Fund shall be terminated as a series of Trust and any further actions shall be taken in connection therewith as required by applicable law.

     1.6. Any reporting responsibility of Old Fund, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission ("COMMISSION"), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain Old Fund's (and Trust's) sole responsibility.

     1.7. Any transfer taxes payable on issuance of New Fund Shares in a name other than that of the registered holder on Old Fund's Share Records at the Effective Time of the Old Fund Shares actually or constructively exchanged therefor shall be paid by the person to whom those New Fund Shares are to be issued, as a condition of that transfer.

2.   CLOSING, EFFECTIVE TIME, AND VALUATION
     --------------------------------------

     2.1. The Reorganization, together with related acts necessary to consummate the same ("CLOSING"), shall occur at 50 North Front Street, Memphis, Tennessee, on February 18, 2005, or at such other place and/or time as to which the Investment Companies may agree. All acts taking place at the Closing shall be deemed to take place simultaneously immediately after the close of business (I.E., 4:00 p.m., Eastern time) on the date thereof ("EFFECTIVE TIME"). If, immediately before the VALUATION TIME (as defined in paragraph 2.5), (a) the New York Stock Exchange ("NYSE") is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on the NYSE or elsewhere is disrupted, so that accurate appraisal of Old Fund's net value and/or the net asset value of an Investor A Old Fund Share is impracticable, the Effective Time shall be postponed until the first business day after the day when that trading has been fully resumed and that reporting has been restored.

     2.2. Trust shall direct its custodian ("CUSTODIAN") to deliver at the Closing a certificate of an authorized representative (a) verifying the information (including adjusted basis and holding period for federal income tax purposes, by lot) concerning the Assets, including all portfolio securities, and
(b) stating that (i) the Assets have been delivered in proper form to Corporation's custodian, for New Fund's account, within two business days before or at the Effective Time and (ii) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. For these purposes, "proper form" means (x) with respect to Old Fund's portfolio securities that are represented by a certificate or other written instrument, delivery of the instrument duly endorsed for transfer in such condition as to constitute good delivery thereof, and (y) with respect to other Assets, transfer by book entry in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended ("1940 ACT")) in which any Assets are deposited. The cash to be transferred by Old Fund shall be delivered by wire transfer of federal funds at the Effective Time.

     2.3. Trust shall deliver to Corporation at the Closing a list of the names and addresses of the Shareholders and the number of outstanding Old Fund Shares, by class, each Shareholder owns, all as of the Effective Time, certified by Trust's Secretary or an Assistant Secretary thereof. Corporation shall direct its transfer agent to deliver at the Closing a certificate as to the opening of accounts in the Shareholders' names on New Fund's Share Records. Corporation shall issue and deliver to Trust (a) at the Effective Time, a confirmation evidencing the New Fund Shares to be credited to Old Fund (pursuant to paragraph 1.1(a)), and (b) as soon as practicable after receipt of the Shareholder list mentioned above, a confirmation evidencing the New Fund Shares to be credited to the Shareholders (pursuant to paragraph 1.4), or provide at such times evidence satisfactory to Trust that those New Fund Shares have been credited to Old Fund's account and the Shareholders' accounts, respectively, on New Fund's Share Records.

     2.4. Each Investment Company shall deliver to the other at the Closing (a) a certificate executed in its name by its President or any Vice President in form and substance reasonably satisfactory to the recipient and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct in all material respects at the Effective Time except as they may be affected by the transactions contemplated by this Agreement and (b) as reasonably requested by an Investment Company or its counsel, bills of sale, assumptions of liabilities, checks, assignments, stock certificates, receipts, and other documents, each signed (to the extent applicable) by the President, Treasurer, or any Vice President of, or an authorized person of the relevant service provider for, the other Investment Company.

     2.5.  For purposes of paragraph  1.1(a),  (a) Old Fund's net value shall be
(i) the value of the Assets computed as of the close of regular trading on the NYSE on the date of the Closing ("VALUATION TIME") less (ii) the amount of the Liabilities as of the Valuation Time and (b) the net asset value of an Investor A Old Fund Share shall be computed as of the Valuation Time, in each case using the valuation procedures set forth in Trust's then-current prospectus and statement of additional information. All computations of the foregoing shall be made by or under the direction of Adviser, except to the extent Trust's Board is obligated by applicable law to evaluate any particular Assets.

3.   REPRESENTATIONS AND WARRANTIES
     ------------------------------

     3.1.  Trust, on Old Fund's behalf, represents and warrants as follows:

           3.1.1. Trust is a trust operating under a written declaration of trust, the beneficial interest in which is divided into transferable shares ("BUSINESS TRUST"), that is duly organized and validly existing under the laws of the Commonwealth of Massachusetts; a copy of the Declaration is on file with the Secretary of State of the Commonwealth of Massachusetts; Trust is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on Trust or Old Fund; and Trust has all necessary federal, state, and local authorizations to carry on Old Fund's business as a series of an investment company and to carry out this Agreement;

           3.1.2. Trust is duly registered as an open-end management investment company under the 1940 Act, and that registration is in full force and effect; and before January 1, 1997, Trust claimed classification for federal tax purposes as an association taxable as a corporation and has not elected otherwise since;

           3.1.3. Old Fund is a duly established and designated series of Trust;

           3.1.4. At the Closing, Trust, on Old Fund's behalf, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets free of any liens or other encumbrances (other than customary liens of custodians for fees and securities that are subject to "securities loans" as referred to in section 851(b)(2) of the Code); and on delivery and payment for the Assets, New Fund will acquire good and marketable title thereto;

           3.1.5. Trust's current prospectus and statement of additional information with respect to Old Fund, each as from time to time amended or supplemented (collectively, "OLD FUND PROSPECTUS"), conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended ("1933 Act"), and the 1940 Act and the rules and regulations thereunder and do not contain, with respect to Old Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

           3.1.6. Old Fund is not in violation of, and the execution and delivery of this Agreement by Trust, on Old Fund's behalf, and consummation of the transactions contemplated hereby by Trust will not conflict with or violate, Massachusetts law or any provision of the Declaration or Trust's By-Laws or of any agreement, instrument, lease, or other undertaking to which Trust (with respect to Old Fund) is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Trust (with respect to Old Fund) is a party or by which it is bound, except as otherwise disclosed in writing to and consented to by Corporation, the consent of which shall not be unreasonably withheld;

           3.1.7. All material contracts and other commitments of or applicable to Old Fund (other than this Agreement and investment contracts, including options, futures, and forward contracts) will be terminated, or provision for discharge of any liabilities of Old Fund thereunder will be made, at or before the Effective Time, without either Fund's incurring any liability or penalty with respect thereto and without diminishing or releasing any rights Old Fund may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing, except as otherwise disclosed in writing to and consented to by Corporation, the consent of which shall not be unreasonably withheld;

           3.1.8. Except as otherwise disclosed in writing to and consented to by Corporation, the consent of which shall not be unreasonably withheld,
     (a) no legal, administrative, or other proceedings or investigation of or before any court or governmental body is presently pending or (to Trust's knowledge) threatened against Trust with respect to Old Fund or any of Old Fund's properties or assets that, if adversely determined, would materially and adversely affect Old Fund's financial condition or the conduct of its business and (b) Trust knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

           3.1.9. The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of Trust's Board, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and assuming the due execution, delivery, and performance of this Agreement by Corporation, on New Fund's behalf, and subject to approval by Old Fund's shareholders, this Agreement constitutes a valid and legally binding obligation of Old Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

           3.1.10. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, or the 1940 Act (collectively, "FEDERAL SECURITIES LAWS") or any state (as used herein, including the District of Columbia and Puerto
     Rico) securities or blue sky laws (collectively, "STATE SECURITIES LAWS") for the execution or performance of this Agreement by Trust, on Old Fund's behalf, except for (a) Corporation's filing with the Commission of a registration statement on Form N-14 relating to the New Fund Shares issuable hereunder, and any supplement or amendment thereto ("REGISTRATION STATEMENT"), including therein a prospectus for New Fund shares and a proxy statement relating to the Reorganization (collectively, "PROXY STATEMENT"),
     (b) Trust's filing with the Commission of supplements to the Old Fund Prospectus in connection with the Reorganization, and (c) consents, approvals, authorizations, and filings that have been made or received or that may be required after the Effective Time (including under State Securities Laws);

           3.1.11. On the effective date of the Registration Statement, at the time of the SHAREHOLDERS' MEETING (as defined in paragraph 4.2), and at the Effective Time, the Proxy Statement will, insofar as it relates to Old Fund, (a) comply in all material respects with the applicable provisions of the Federal Securities Laws and the rules and regulations thereunder and
     (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by Corporation (or by Adviser and its affiliates on behalf of Corporation) for use therein;

           3.1.12. Old Fund incurred the Liabilities, which are associated with the Assets, in the ordinary course of its business; except as otherwise disclosed to Corporation, (a) there are no Old Fund liabilities required to be disclosed or provided for in Trust's financial statements referred to in paragraph 3.1.17 that are not disclosed or provided for therein and (b) Old Fund did not incur any liabilities subsequent to August 31, 2004, other than in the ordinary course of its business, and none of which has been materially adverse to Old Fund's business, assets, or the results of its operations; and Trust knows of no facts that reasonably could be expected to result in a material Liability in addition to the liabilities described in this paragraph;

           3.1.13. Old Fund is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a regulated investment company under Subchapter M of Chapter 1 of the Code ("RIC") for each past taxable year since it commenced operations and will continue to meet all the requirements for that qualification for its current taxable year; from the time Trust's Board approved the transactions contemplated by this Agreement ("APPROVAL TIME") through the Effective Time, Old Fund has invested and will invest its assets in a manner that ensures its compliance with those requirements; from the date it commenced operations through the Effective Time, Old Fund has conducted and will conduct its "historic business" (within the meaning of section 1.368-1(d)(2) of the Regulations) in a substantially unchanged manner; from the Approval Time through the Effective Time, Old Fund has not and will not (a) dispose of and/or acquire any assets (i) for the purpose of satisfying New Fund's investment objective or policies or (ii) for any other reason except in the ordinary course of its business as a RIC or (b) otherwise change its historic investment policies; and Old Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

           3.1.14. Old Fund is not under the jurisdiction of a court in a "title 11 or similar case" (as defined in section 368(a)(3)(A) of the Code);

           3.1.15. During the five-year period ending at the Effective Time, (a) neither Old Fund nor any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it will have acquired Old Fund Shares, either directly or through any transaction, agreement, or arrangement with any other person, with consideration other than New Fund Shares or Old Fund Shares, except for shares redeemed in the ordinary course of Old Fund's business as a series of an open-end investment company as required by section 22(e) of the 1940 Act, and (b) no distributions will have been made with respect to Old Fund Shares, other than normal, regular dividend distributions made pursuant to Old Fund's historic dividend-paying practice and other distributions that qualify for the deduction for dividends paid (within the meaning of section 561 of the Code) referred to in sections 852(a)(1) and 4982(c)(1)(A) of the Code;

           3.1.16. Old Fund's federal income tax returns, and all applicable state and local tax returns, for all taxable years through and including the taxable year ended August 31, 2003, have been timely filed and all taxes payable pursuant to those returns have been timely paid;

           3.1.17. Trust's audited financial statements for the fiscal year ended August 31, 2004, which have been delivered to Corporation, fairly represent Old Fund's financial position as of that date and the results of its operations and changes in its net assets for the fiscal year then ended;

           3.1.18. Not more than 25% of the value of Old Fund's total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of those assets is invested in the stock and securities of five or fewer issuers;

           3.1.19. All issued and outstanding Old Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by Trust and have been offered and sold in every state (including the District of Columbia) in compliance in all material respects with applicable registration requirements of the 1933 Act and State Securities Laws; all issued and outstanding Old Fund Shares will, at the Effective Time, be held by the persons and in the amounts set forth in the certified list delivered pursuant to paragraph 2.3; and Old Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Old Fund Shares, nor is there outstanding any security convertible into any Old Fund Shares; and

           3.1.20. There is power under the Declaration to vary Trust's shareholders' investment therein, Trust does not have a fixed pool of assets, each series thereof is a managed portfolio of securities, and its investment adviser has the authority to buy and sell securities for it.

     3.2. Corporation, on New Fund's behalf, represents and warrants as follows:

           3.2.1. Corporation is a corporation that is duly incorporated, validly existing, and in good standing under the laws of the State of Maryland; its Articles of Incorporation, as amended ("CHARTER"), are on file with that state's Department of Assessments and Taxation; Corporation is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on Corporation or New Fund; and Corporation has all necessary federal, state, and local authorizations to carry on New Fund's business as a series of an investment company and to carry out this Agreement;

           3.2.2. Corporation is duly registered as an open-end management investment company under the 1940 Act, and that registration is in full force and effect;

           3.2.3. Before the Closing, New Fund will be a duly established and designated series of Corporation;

           3.2.4. New Fund has not commenced operations and will not do so until immediately after the Closing;

           3.2.5. Except for the Initial Share, there are no (a) issued and outstanding New Fund Shares, (b) options, warrants, or other rights to subscribe for or purchase any New Fund Shares, (c) securities convertible into any New Fund Shares, or (d) any other securities issued by New Fund;

           3.2.6. No consideration other than New Fund Shares (and New Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

           3.2.7. The New Fund Shares to be issued and delivered to Old Fund hereunder will, at the Effective Time, have been duly authorized and, when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of New Fund, fully paid and non-assessable by Corporation;

           3.2.8. The issuance of the New Fund Shares pursuant to this Agreement will be in compliance with all applicable Federal and State Securities Laws;

           3.2.9. New Fund is not in violation of, and the execution and delivery of this Agreement by Corporation, on New Fund's behalf, and consummation of the transactions contemplated hereby by Corporation will not conflict with or violate, Maryland law or any provision of the Charter or Corporation's By-Laws or of any agreement, instrument, lease, or other undertaking to which Corporation (with respect to New Fund) is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Corporation (with respect to New Fund) is a party or by which it is bound, except as otherwise disclosed in writing to and consented to by Trust, the consent of which shall not be unreasonably withheld;

           3.2.10. Except as otherwise disclosed in writing to and consented to by Trust, the consent of which shall not be unreasonably withheld, (a) no legal, administrative, or other proceedings or investigation of or before any court or governmental body is presently pending or (to Corporation's knowledge) threatened against Corporation with respect to New Fund or any of New Fund's properties or assets that, if adversely determined, would materially and adversely affect New Fund's financial condition or the conduct of its business and (b) Corporation knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

           3.2.11. New Fund has no known liabilities of a material nature, contingent or otherwise;

           3.2.12. The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of Corporation's Board, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and, assuming the due execution, delivery, and performance of this Agreement by Trust, on Old Fund's behalf, this Agreement constitutes a valid and legally binding obligation of New Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

           3.2.13. No governmental consents, approvals, authorizations, or filings are required under the Federal Securities Laws or any State Securities Laws for the execution or performance of this Agreement by Corporation, on New Fund's behalf, except for (a) Corporation's filing with the Commission of the Registration Statement, including the Proxy Statement, and (b) consents, approvals, authorizations, and filings that have been made or received or that may be required after the Effective Time (including under State Securities Laws);

           3.2.14. On the effective date of the Registration Statement, at the time of the Shareholders' Meeting, and at the Effective Time, the Proxy Statement will, insofar as it relates to New Fund, (a) comply in all material respects with the applicable provisions of the Federal Securities Laws and the rules and regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by Trust for use therein;

           3.2.15. There are no material contracts outstanding to which New Fund is a party, other than this Agreement, the contracts, agreements, and plans referred to in paragraph 5.8, and any other contracts that are or will be disclosed in the Registration Statement;

           3.2.16. New Fund will be a "fund" as defined in section 851(g)(2) of the Code; it will qualify for treatment as a RIC for the taxable year in which the Reorganization occurs; and it intends to continue to meet all the requirements for that qualification for the next taxable year;

           3.2.17. New Fund has no plan or intention to issue additional New Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does New Fund, or any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it, have any plan or intention to acquire -- during the five-year period beginning at the Effective Time, either directly or through any transaction, agreement, or arrangement with any other person -- with consideration other than New Fund Shares, any New Fund Shares issued to the Shareholders pursuant to the Reorganization, except for redemptions in the ordinary course of that business as required by section 22(e) of the 1940 Act;

           3.2.18. Following the Reorganization, New Fund (a) will continue Old Fund's "historic business" (within the meaning of section 1.368-1(d)(2) of the Regulations) and (b) will use a significant portion of Old Fund's "historic business assets" (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; in addition, New Fund (c) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and (d) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain that status;

           3.2.19. There is no plan or intention for New Fund to be dissolved or merged into another corporation or a business or statutory trust or any "fund" thereof (as defined in section 851(g)(2) of the Code) following the Reorganization;

           3.2.20. During the five-year period ending at the Effective Time, neither New Fund nor any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it will have acquired Old Fund Shares with consideration other than New Fund Shares;

           3.2.21. Assuming the truthfulness and correctness of the representation and warranty in paragraph 3.1.18, immediately after the Reorganization, (a) not more than 25% of the value of New Fund's total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (b) not more than 50% of the value of those assets will be invested in the stock and securities of five or fewer issuers; and

           3.2.22. New Fund shall maintain at its own expense a directors and officers insurance "tail" policy, which shall provide insurance coverage for Trust's trustees for a term of five years from the Effective Time for acts taken or omissions to act in their capacities as such trustees with respect to Old Fund.

     3.3. Each Investment Company, on its Fund's behalf, represents and warrants to the other, as follows:

           3.3.1. The fair market value of the New Fund Shares each Shareholder receives will be approximately equal to the fair market value of its Old Fund Shares it actually or constructively surrenders in exchange therefor;

           3.3.2. Its management (a) is unaware of any plan or intention of Shareholders to redeem, sell, or otherwise dispose of (i) any portion of their Old Fund Shares before the Reorganization to any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to either Fund or (ii) any portion of the New Fund Shares they receive in the Reorganization to any person "related" (within that meaning) to New Fund,
     (b) does not anticipate dispositions of those New Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of Old Fund as a series of an open-end investment company, (c) expects that the percentage of Shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be DE MINIMIS, and (d) does not anticipate that there will be extraordinary redemptions of New Fund Shares immediately following the Reorganization;

           3.3.3. The Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization;

           3.3.4. There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount;

           3.3.5. None of the compensation received by any Shareholder who is an employee of or service provider to Old Fund will be separate consideration for, or allocable to, any of the Old Fund Shares that Shareholder held; none of the New Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for similar services;

           3.3.6. Immediately after consummation of the Reorganization, (a) the Shareholders will own all the New Fund Shares and will own those shares solely by reason of their ownership of the Old Fund Shares immediately before the Reorganization and (b) New Fund will hold the same assets -- except for assets used to pay expenses, if any, incurred in connection with the Reorganization that are not REORGANIZATION EXPENSES (as defined in paragraph 3.3.7) -- and be subject to the same liabilities that Old Fund held or was subject to immediately before the Reorganization, plus any liabilities for the Funds' expenses incurred in connection with the Reorganization; and the excepted assets, together with the amount of all redemptions and distributions (other than regular, normal dividends) Old Fund made immediately preceding the Reorganization, will, in the aggregate, constitute less than 1% of its net assets;

           3.3.7. Neither Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev.. Rul. 73-54, 1973-1 C.B. 187) ("REORGANIZATION EXPENSES"); and

           3.3.8. The aggregate value of the acquisitions, redemptions, and distributions limited by paragraphs 3.1.15, 3.2.17, and 3.2.20 will not exceed 50% of the value (without giving effect to those acquisitions, redemptions, and distributions) of the proprietary interest in Old Fund at the Effective Time.

4.   COVENANTS
     ---------

     4.1. Trust covenants to operate Old Fund's business in the ordinary course between the date hereof and the Closing, it being understood that (a) such ordinary course will include declaring and paying customary dividends and other distributions, honoring redemption, subscription, and exchange requests, and other changes in operations contemplated by its normal business activities and
(b) Old Fund will retain exclusive control of its investments until the Closing.

     4.2. Trust covenants to call a meeting of Old Fund's shareholders to consider and act on this Agreement ("SHAREHOLDERS' MEETING") and to take all other action necessary to obtain approval of the transactions contemplated hereby.

     4.3. Trust covenants that the New Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

     4.4. Trust covenants that it will assist Corporation in obtaining information Corporation reasonably requests concerning the beneficial ownership of Old Fund Shares to the extent the requests comply with Trust's policies and procedures regarding the privacy of consumer information.

     4.5. Trust covenants that its books and records relating to Old Fund required to be maintained under the 1940 Act and the rules and regulations thereunder will be turned over to Corporation at the Closing, except for those required by applicable law to be maintained by Trust, in which case, Trust shall deliver copies of those books and records to Corporation.

     4.6. Each Investment Company covenants to cooperate in preparing the Proxy Statement in compliance with applicable Federal and State Securities Laws.

     4.7. Each Investment Company covenants that it will, from time to time, as and when requested by the other Investment Company, execute and deliver or cause to be executed and delivered all assignments and other instruments, and will take or cause to be taken further action, the other Investment Company may deem necessary or desirable to vest in, and confirm to, (a) New Fund, title to and possession of all the Assets, and (b) Old Fund, title to and possession of the New Fund Shares to be delivered hereunder and New Fund's assumption of the Liabilities, and otherwise to carry out the intent and purpose hereof.

     4.8. Corporation covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and State Securities Laws it deems appropriate to continue its operations after the Effective Time.

     4.9. Subject to this Agreement, each Investment Company covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

5.   CONDITIONS PRECEDENT
     --------------------

     Each Investment Company's obligations hereunder shall be subject to (a) the other Investment Company's performance of all its obligations to be performed hereunder at or before the Effective Time, (b) all representations and warranties of the other Investment Company contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made at and as of the Effective Time, and
(c) the following further conditions that, at or before the Effective Time:

     5.1. This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by each Board and shall have been approved by Old Fund's shareholders in accordance with the Declaration and Trust's By-Laws and applicable law; and those shareholders, by such approval, shall have acknowledged New Fund's investment objective, fundamental investment policies, and investment advisory arrangement.

     5.2. All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. The Registration Statement shall have become effective under the 1933 Act; no stop orders suspending the effectiveness thereof shall have been issued; to the best knowledge of the Investment Companies, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated; and the Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) deemed reasonably necessary by either Investment Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund's assets or properties, provided that either Investment Company may for itself waive any of those conditions.

     5.3. At the Effective Time, no action, suit, or other proceeding shall be pending or threatened before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with, the transactions contemplated hereby.

     5.4. Trust shall have received an opinion of Kirkpatrick & Lockhart Nicholson Graham LLP ("CORPORATION COUNSEL") dated the day of the Closing, substantially to the effect that:

           5.4.1. New Fund is a duly established series of Corporation, a corporation that is duly incorporated, validly existing, and in good standing under the laws of the State of Maryland with power under the Charter to own all its properties and assets and, to the knowledge of Corporation Counsel, to carry on its business as presently conducted;

           5.4.2. This Agreement (a) has been duly authorized, executed, and delivered by Corporation on New Fund's behalf and (b) assuming Old Fund's compliance with paragraph 3.1.11, and due authorization, execution, and delivery of this Agreement by Trust on Old Fund's behalf, is a valid and legally binding obligation of Corporation with respect to New Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting the enforcement of creditors' rights and by general principles of equity;

           5.4.3. The New Fund Shares to be issued and distributed to the Shareholders hereunder, assuming their due delivery as contemplated hereby, are duly authorized, and on that delivery will be validly issued and outstanding and will be fully paid and non-assessable by Corporation and New Fund, and no shareholder of New Fund has any preemptive right to subscription or purchase in respect thereof;

           5.4.4. The execution and delivery of this Agreement by Corporation did not, and the consummation of the transactions contemplated hereby by Corporation will not, materially violate the Charter or Corporation's By-Laws or any provision of any agreement attached as an exhibit to the Registration Statement to which Corporation (with respect to New Fund) is a party or by which it is bound or (to the knowledge of Corporation Counsel, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any such agreement or any judgment or decree known to Corporation Counsel (without any independent inquiry or investigation) to which Corporation (with respect to New Fund) is a party or by which it is bound, except as set forth in that opinion or as otherwise disclosed in writing to and accepted by Trust;

           5.4.5. To the knowledge of Corporation Counsel (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Corporation (on New Fund's behalf) of the transactions contemplated herein, except those obtained under the Federal Securities Laws and those that may be required under State Securities Laws; and

           5.4.6. Corporation is registered with the Commission as an investment company, and to the knowledge of Corporation Counsel (without any independent inquiry or investigation) no order has been issued or proceeding instituted to suspend that registration.

     In rendering the foregoing opinion, Corporation Counsel may (1) rely, as to matters governed by the laws of the State of Maryland, on an opinion of competent Maryland counsel, (2) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (3) limit the opinion to applicable federal and state law (but not the blue sky laws of any jurisdiction, including those of the State of Maryland), (4) define the word "knowledge" and related terms to mean the knowledge of attorneys then with Corporation Counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization, and (5) rely on certain factual representations made by Corporation and its service providers.

     5.5. Corporation shall have received an opinion of Ropes & Gray LLP ("TRUST COUNSEL"), dated the day of the Closing, substantially to the effect that:

           5.5.1. Old Fund is a duly established series of Trust, a Business Trust that is duly organized and validly existing under the laws of the Commonwealth of Massachusetts with power under the Declaration to own all its properties and assets and, to the knowledge of Trust Counsel, to carry on its business as presently conducted;

           5.5.2. This Agreement (a) has been duly authorized, executed, and delivered by Trust on Old Fund's behalf and (b) assuming New Fund's compliance with paragraph 3.2.14, and due authorization, execution, and delivery of this Agreement by Corporation on New Fund's behalf, is a valid and legally binding obligation of Trust with respect to Old Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting the enforcement of creditors' rights and by general principles of equity;

           5.5.3. The execution and delivery of this Agreement by Trust did not, and the consummation of the transactions contemplated hereby by Trust will not, materially violate the Declaration or Trust's By-Laws or any provision of any agreement attached as an exhibit to Trust's registration statement on Form N-1A to which Trust (with respect to Old Fund) is a party or by which it is bound or (to the knowledge of Trust Counsel, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any such agreement or any judgment or decree known to Trust Counsel (without independent inquiry or investigation) to which Trust (with respect to Old Fund) is a party or by which it is bound, except as set forth in that opinion or as otherwise disclosed in writing to and accepted by Corporation;

           5.5.4. To the knowledge of Trust Counsel (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Trust (on Old Fund's behalf) of the transactions contemplated herein, except those obtained under the Federal Securities Laws and those that may be required under State Securities Laws; and

           5.5.5. Trust is registered with the Commission as an investment company, and to the knowledge of Trust Counsel (without any independent inquiry or investigation) no order has been issued or proceeding instituted to suspend that registration.

     In rendering the foregoing opinion, Trust Counsel may (1) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (2) limit the opinion to applicable federal and state law (but not the blue sky laws of any jurisdiction, including those of the Commonwealth of Massachusetts),
     (3) define the word "knowledge" and related terms to mean the knowledge of attorneys then with Trust Counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization, and (4) rely on certain factual representations made by Trust and its service providers.

     5.6. Each Investment Company shall have received an opinion of Corporation Counsel, addressed to and in form and substance reasonably satisfactory to it, as to the federal income tax consequences mentioned below ("TAX OPINION"). In rendering the Tax Opinion, Corporation Counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which Corporation Counsel may treat as representations and warranties made to it, and in separate letters addressed to Corporation Counsel and the certificates delivered pursuant to paragraph 2.4. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the
Reorganization in accordance with this Agreement, for federal income tax purposes:

           5.6.1. New Fund's acquisition of the Assets in exchange solely for New Fund Shares and New Fund's assumption of the Liabilities, followed by Old Fund's distribution of those shares PRO RATA to the Shareholders actually or constructively in exchange for their Old Fund Shares, will qualify as a "reorganization" (as defined in section 368(a)(1)(F) of the Code), and each Fund will be "a party to a reorganization" (within the meaning of section 368(b) of the Code);

           5.6.2. Old Fund will recognize no gain or loss on the transfer of the Assets to New Fund in exchange solely for New Fund Shares and New Fund's assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in exchange for their Old Fund Shares;

           5.6.3. New Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for New Fund Shares and its assumption of the Liabilities;

           5.6.4. New Fund's basis in each Asset will be the same as Old Fund's basis therein immediately before the Reorganization, and New Fund's holding period for each Asset will include Old Fund's holding period therefor;

           5.6.5. A Shareholder will recognize no gain or loss on the exchange of all its Old Fund Shares solely for New Fund Shares pursuant to the Reorganization;

           5.6.6. A Shareholder's aggregate basis in the New Fund Shares it receives in the Reorganization will be the same as the aggregate basis in its Old Fund Shares it actually or constructively surrenders in exchange for those New Fund Shares, and its holding period for those New Fund Shares will include, in each instance, its holding period for those Old Fund Shares, provided the Shareholder holds them as capital assets at the Effective Time; and

           5.6.7. For purposes of section 381 of the Code, New Fund will be treated as if there had been no Reorganization. Accordingly, the Reorganization will not result in the termination of Old Fund's taxable year, Old Fund's tax attributes enumerated in section 381(c) of the Code will be taken into account by New Fund as if there had been no Reorganization, and the part of Old Fund's taxable year before the Reorganization will be included in New Fund's taxable year after the Reorganization.

     Notwithstanding subparagraphs 5.6.2 and 5.6.4, the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

     5.7. Before the Closing, Corporation's Board shall have authorized the issuance of, and New Fund shall have issued, one New Fund Share ("INITIAL SHARE") to Adviser or an affiliate thereof in consideration of the payment of $10.00 to vote on the management contract referred to in paragraph 5.8. After that vote, but in any event at or before the Closing, the Initial Share shall be redeemed as provided in paragraph 1.4.

     5.8. Corporation (on behalf of and with respect to New Fund) shall have entered into, or adopted, as appropriate, a management contract and other agreements and plans necessary for New Fund's operation as a series of an open-end investment company. Each such contract and agreement shall have been approved by Corporation's Board and, to the extent required by law (as interpreted by Commission staff positions), by those Board members who are not "interested persons" (as defined in the 1940 Act) thereof and by Adviser or its affiliate as New Fund's sole shareholder.

At any time before the Closing, either Investment Company may waive any of the foregoing conditions (except that set forth in paragraph 5.1) if, in the judgment of its Board, that waiver will not have a material adverse effect on its Fund's shareholders' interests.

6.   BROKERAGE FEES AND EXPENSES
     ---------------------------

     6.1. Each Investment Company represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     6.2. Adviser or its affiliates will bear and promptly pay any and all Reorganization Expenses the Funds incur.

7.   ENTIRE AGREEMENT; NO SURVIVAL
     -----------------------------

     Neither party has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the parties. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

8.   TERMINATION OF AGREEMENT
     ------------------------

     This Agreement may be terminated at any time at or before the Effective Time, whether before or after Old Fund's shareholders' approval:

     8.1. By either Investment Company (a) in the event of the other Investment Company's material breach of any representation, warranty, or covenant contained herein to be performed at or before the Effective Time, (b) if a condition to its obligations has not been met and it reasonably appears that that condition will not or cannot be met, (c) if a governmental body issues an order, decree, or ruling having the effect of permanently enjoining, restraining, or otherwise prohibiting the consummation of the Reorganization, or (d) if the Closing has not occurred on or before March 31, 2005; or

     8.2.  By the Investment Companies' mutual agreement.

In the event of termination under clauses (b), (c), or (d) of paragraph 8.1 or paragraph 8.2, there shall be no liability for damages on the part of either Investment Company, or their directors/trustees or officers, to the other Investment Company.

9.   AMENDMENT
     ---------

     This Agreement may be amended, modified, or supplemented at any time, notwithstanding approval thereof by Old Fund's shareholders, in any manner mutually agreed on in writing by the parties; provided that following that approval no such amendment shall have a material adverse effect on the Shareholders' interests.

10.  COVENANTS, ETC. DEEMED MATERIAL
     -------------------------------

     All covenants, agreements, representations, and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied on by each party, notwithstanding any investigation made by them or on their behalf.

11.  NOTICES
     -------

     Any notice, report, statement, or demand required or permitted by any provision of this Agreement shall be in writing and shall be given personally or by electronic mail, facsimile, telecopy, or certified mail addressed to Corporation at 50 North Front Street, Memphis, Tennessee 38103, Attention:
Charles D. Maxwell, and to Trust at 3435 Stelzer Road, Suite 110, Box 94, Columbus, Ohio 43219, Attention: R. Jeffrey Young.

12.  MISCELLANEOUS
     -------------

     12.1. This Agreement shall be governed by and construed in accordance with the internal laws of the Commonwealth of Massachusetts; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

     12.2. This Agreement shall be binding on and inure to the benefit of the parties and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the prior written consent of the other parties. Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

     12.3. Corporation acknowledges that Trust is a Business Trust organized in series form. This Agreement is executed by Trust on Old Fund's behalf and by its trustees and/or officers in their capacity as such and not individually. Trust's obligations hereunder are not binding on or enforceable against any of its trustees, officers, or shareholders but are only binding on and enforceable against assets and property of Old Fund and no other series thereof, and a trustee of Trust shall not be personally liable hereunder to Corporation or its shareholders for any act, omission, or obligation of Trust or any other trustee thereof. Corporation agrees that, in asserting any rights or claims hereunder on New Fund's behalf, it shall look only to Old Fund's assets and property in settlement of those rights and claims and not to the trustees, officers, or shareholders thereof.

     12.4. This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each party and delivered to the other parties. The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.


     IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officer as of the day and year first written above.

                           MORGAN KEEGAN SELECT FUND, INC., on behalf of its series, Regions Morgan Keegan Select LEADER Short Term Bond Fund



                           By:
                                -----------------------
                                  Carter E. Anthony
                                  President



                           LEADER MUTUAL FUNDS, on behalf of its series, LEADER Short Term Bond Fund



                           By:
                                -------------------------------
                                  R. Jeffrey Young
                                  President



Solely for purposes of Section 6.2:
MORGAN ASSET Management, INC.



By:
     -------------------------------------------
        Carter E. Anthony
        President and Chief Investment Officer

APPENDIX C:  PRINCIPAL HOLDERS OF THE ACQUIRED FUNDS' SHARES

The table below sets forth the persons who are known to be beneficial owners of more than 5% of the shares of any class of any Acquired Fund as of the Record Date.

                                                                              PERCENT OF THE
                                                                                 CLASS TOTAL
                                                                              ASSETS HELD BY
FUND/CLASS                                            NUMBER OF SHARES        THE SHAREHOLDER
LEADER BALANCED FUND - INVESTOR A

MORGAN KEEGAN AND CO FBO
DANITA WIGGINS ROTH IRA
6536 MYRON AVE
SAINT LOUIS MO 63121                                      57383.073               41.47%

FEDERATED INVESTORS TRUST COMPANY
NORTHEAST ARKANSAS CLINIC
5800 CORPORATE DRIVE
ATTN RELATIONSHIP MANAGER
PITTSBURGH PA 152377000                                   25399.57                18.35%

MORGAN KEEGAN AND CO FBO
JOHN C SNYDER
U A 8 12 83
JOHN C CARMA G SNYDER JOINT TR
DECATUR IL  62521-3731                                    11009.63                 7.96%


LEADER BALANCED FUND - INVESTOR B

MORGAN KEEGAN AND CO  FBO
NANCY L PATTERSON  ROTH IRA
10117 GUILFORD
INDIANAPOLIS  IN  46280                                   65668.046               67.15%

MORGAN KEEGAN AND CO  FBO
JOSEPH EASON
7069 KENNEDY
ST LOUIS  MO  63130                                        8403.479                8.59%

LEADER BALANCED FUND - INSTITUTIONAL

STERLING TRUST COMPANY AS AGENT
UNION PLANTERS BANK AS TRUSTEE FBO
1380 LAWRENCE ST STE 1400
DENVER  CO  80204                                       5098774.973               99.52%

                                                                              PERCENT OF THE
                                                                                 CLASS TOTAL
                                                                              ASSETS HELD BY
FUND/CLASS                                               NUMBER OF SHARES     THE SHAREHOLDER


LEADER GROWTH & INCOME FUND - INVESTOR A
ASTON & COMPANY
PO BOX 523
BELLEVILLE  IL  62222                                    127041.778               37.62%

MORGAN KEEGAN AND CO  FBO
LINDA S HUTCHINSON  ROTH IRA
3618 DIXIE DR
SAINT ANN  MO  63074                                      69917.058               20.71%

LEADER GROWTH & INCOME FUND - INVESTOR B

MORGAN KEEGAN AND CO  FBO
MOIRA J ROMINE  ROTH IRA
10306 E EDGEWOOD AVE
INDIANAPOLIS  IN  46239                                   34207.352               63.65%

MORGAN KEEGAN AND CO  FBO
JOSEPH EASON
7069 KENNEDY
ST LOUIS  MO  63130                                        3792.299                7.06%

LEADER GROWTH & INCOME FUND - INSTITUTIONAL

UNION PLANTERS ISTCO
PO BOX 523
BELLVILLE  IL  62222-0523                               2706502.591               54.44%

STERLING TRUST COMPANY AS AGENT
UNION PLANTERS BANK AS TRUSTEE FBO
1380 LAWRENCE ST STE 1400
DENVER  CO  80204                                       2139718.148               43.04%

                                                                              PERCENT OF THE
                                                                                 CLASS TOTAL
                                                                              ASSETS HELD BY
FUND/CLASS                                            NUMBER OF SHARES          THE SHAREHOLDER



LEADER GROWTH EQUITY FUND - INVESTOR A
ASTON & COMPANY
PO BOX 523
BELLEVILLE  IL  62222
                                                          255753.91               71.83%


MORGAN KEEGAN AND CO  FBO
CHARLES A SHEPPARD  IRA
2528 W  17TH ST
INDIANAPOLIS  IN  46222                                   48480.255               13.62%

LEADER GROWTH EQUITY FUND - INVESTOR B

MORGAN KEEGAN AND CO  FBO
VELMA VILLAFRANCA  IRA
11540 SHEFFIELD
FLORISSANT  MO  63033                                     23290.66                63.62%

MORGAN KEEGAN AND CO  FBO
MICHAEL S SANTY
115 TALLMADGE CT
HUNTSVILLE  AL  35824                                      2215.19                 6.05%

LEADER GROWTH EQUITY FUND - INSTITUTIONAL

UNION PLANTERS ISTCO
PO BOX 523
BELLVILLE  IL  62222-0523                               2710710.30                99.61%


LEADER INTERMEDIATE BOND FUND - INVESTOR A

ASTON & COMPANY
PO BOX 523
BELLEVILLE  IL  62222                                    254813.472               58.59%

MORGAN KEEGAN AND CO  FBO
DAVID YOUNG  IRA
77259 DONNIE ROAD
FOLSOM  LA  70437                                         59027.861               13.57%

                                                                              PERCENT OF THE
                                                                                 CLASS TOTAL
                                                                              ASSETS HELD BY
FUND/CLASS                                         NUMBER OF SHARES             THE SHAREHOLDER

LEADER INTERMEDIATE BOND FUND - INVESTOR B
MORGAN KEEGAN AND CO  FBO
GARY W WEBB  IRA
9504 WEST MILTON
OVERLAND  MO  63114                                       31158.167               50.25%

LEADER INTERMEDIATE BOND FUND - INSTITUTIONAL

UNION PLANTERS ISTCO
PO BOX 523
BELLVILLE  IL  62222-0523                               6906729.97                90.33%

STERLING TRUST COMPANY AS AGENT
UNION PLANTERS BANK AS TRUSTEE FBO
1380 LAWRENCE ST STE 1400
DENVER  CO  80204                                        626528.664                8.19%

LEADER MONEY MARKET FUND - INVESTOR A

MORGAN KEEGAN & CO INC
50 N FRONT ST MORGAN KEEGAN TOWER
ATTN DEBORAH MCDONALD
MEMPHIS  TN  38103                                     60420670.41                98.63%

LEADER MONEY MARKET FUND - INSTITUTIONAL
UNION PLANTERS ISTCO
PO BOX 523
BELLVILLE  IL  62222-0523                              47716246.40                41.16%

BANK OF HAWAII
PO BOX 1930
HONOLULU  HI  96805-1930                               47084308.96                40.62%

STERLING TRUST COMPANY AS AGENT
UNION PLANTERS BANK AS TRUSTEE FBO
1380 LAWRENCE ST STE 1400
DENVER  CO  80204                                      20997904.147               18.11%

                                                                              PERCENT OF THE
                                                                                 CLASS TOTAL
                                                                              ASSETS HELD BY
FUND/CLASS                                           NUMBER OF SHARES         THE SHAREHOLDER


LEADER MONEY MARKET FUND - SWEEP
UNION PLANTERS BANK
P O BOX 387
ATTN LINDA P DUNN
MEMPHIS  TN  38147                                      4729271.02               100.00%

LEADER SHORT TERM BOND FUND - INVESTOR A
ASTON & COMPANY
PO BOX 523
BELLEVILLE  IL  62222                                    367917.61                68.17%

MORGAN KEEGAN AND CO  FBO
CARL B TERRY  IRA
4150 W  116TH ST
ZIONSVILLE  IN  46077                                     52088.255                9.65%

LEADER SHORT TERM BOND - INVESTOR B

MORGAN KEEGAN AND CO  FBO
ROSE MARIE ROGERS  IRA
1945 OWENS LANE
CORYDON  IN  47112
                                                          39757.264               34.49%

MORGAN KEEGAN AND CO  FBO
JAMES O MCCALL
708 BINFIELD RD
MARYVILLE  TN  37801                                      10182.397                8.83%

MORGAN KEEGAN AND CO  FBO
HAROLD D BARBER
P O BOX 819
COLLATERAL ACCT W PERRY
HOHENWALD  TN  38462                                       9657.45                 8.38%

MORGAN KEEGAN AND CO  FBO
NANCY HUGHES SMITH
P O  BOX 102
PEKIN  IN  47165                                           7317.829                6.35%

                                                                              PERCENT OF THE
                                                                                 CLASS TOTAL
                                                                              ASSETS HELD BY
FUND/CLASS                                           NUMBER OF SHARES         THE SHAREHOLDER
NFSC FEBO    PFK-002364
NFS FMTC ROLLOVER IRA
PO BOX 549
LAKE CITY  TN  37769                                       6433.486                5.58%

MORGAN KEEGAN AND CO  FBO
EDMUND R GREEN
1205 GREEN RD
ELIZABETH  IN  47117                                       6198.523                5.38%


LEADER SHORT TERM BOND FUND - INSTITUTIONAL

UNION PLANTERS ISTCO
PO BOX 523
BELLVILLE  IL  62222-0523                               5472200.579               82.16%

STERLING TRUST COMPANY AS AGENT
UNION PLANTERS BANK AS TRUSTEE FBO
1380 LAWRENCE ST STE 1400
DENVER  CO  80204                                       1091468.477               16.39%

LEADER TAX-EXEMPT BOND FUND - INVESTOR A

ASTON & COMPANY
PO BOX 523
BELLEVILLE  IL  62222                                     92924.304               58.01%

MORGAN KEEGAN COMPANY  INC
FBO ORLANDO E PANFILE
2331 PEBBLE CREEK LANE
ALTON  IL  62002                                           8997.394                5.62%

                                                                              PERCENT OF THE
                                                                                 CLASS TOTAL
                                                                              ASSETS HELD BY
FUND/CLASS                                           NUMBER OF SHARES         THE SHAREHOLDER
LEADER TAX-EXEMPT BOND FUND - INVESTOR B

MORGAN KEEGAN AND CO  FBO
UM ROGERS
2836 VALLEY HOME ROAD
MORRISTOWN  TN  37813                                     19273.993               15.60%

MORGAN KEEGAN AND CO  FBO
CARL E MOYERS
2947 FALCON ROAD
WHITE PINE  TN  37890                                      9974.035                8.07%

MORGAN KEEGAN AND CO  FBO
RUTH C HOLT
669 E HUNT RD
ALCOA  TN  37701                                           8252.472                6.68%

MORGAN KEEGAN AND CO  FBO
CHRISTINE O GILES
PO BOX 85
MADISONVILLE  TN  37354                                    6259.597                5.07%

LEADER TAX EXEMPT BOND FUND - INSTITUTIONAL

UNION PLANTERS ISTCO
PO BOX 523
BELLVILLE  IL  622220523
                                                        1152825.633               97.35%

LEADER TAX EXEMPT MONEY MARKET FUND - INVESTOR A

MORGAN KEEGAN & CO INC
50 N FRONT ST MORGAN KEEGAN TOWER
ATTN DEBORAH MCDONALD
MEMPHIS  TN  38103                                      2703986.24                99.92%

                                                                              PERCENT OF THE
                                                                                 CLASS TOTAL
                                                                              ASSETS HELD BY
FUND/CLASS                                           NUMBER OF SHARES         THE SHAREHOLDER
LEADER TAX-EXEMPT MONEY MARKET FUND - INSTITUTIONAL

ISTCO A PARTNERSHIP
PO BOX 523
BELLVILLE  IL  622220523                               16135871.16                99.13%

LEADER TAX-EXEMPT MONEY MARKET FUND - SWEEP

UNION PLANTERS BANK
P O BOX 387
ATTN LINDA P DUNN
MEMPHIS  TN  38147                                      1109271.02               100.00%

                                             C-8

  PART B


                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------


STATEMENT OF ADDITIONAL INFORMATION FOR

REGIONS MORGAN KEEGAN SELECT LEADER GROWTH EQUITY FUND
REGIONS MORGAN KEEGAN SELECT LEADER GROWTH & INCOME FUND
REGIONS MORGAN KEEGAN SELECT LEADER BALANCED FUND
REGIONS MORGAN KEEGAN SELECT LEADER TAX-EXEMPT BOND FUND
REGIONS MORGAN KEEGAN SELECT LEADER INTERMEDIATE BOND FUND
REGIONS MORGAN KEEGAN SELECT LEADER TAX-EXEMPT MONEY MARKET FUND
REGIONS MORGAN KEEGAN SELECT LEADER MONEY MARKET FUND
Each a Series of Regions Morgan Keegan Select Funds
5800 Corporate Drive, Pittsburgh, Pennsylvania, 15237-7010

AND

STATEMENT OF ADDITIONAL INFORMATION FOR

REGIONS MORGAN KEEGAN SELECT LEADER SHORT TERM BOND FUND
A Series of Morgan Keegan Select Fund, Inc.
50 North Front Street, Memphis, Tennessee 38103

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus/Proxy Statement dated January 18, 2005 ("Prospectus/Proxy Statement", relating to the proposed reorganization of the LEADER Growth Equity Fund, LEADER Growth & Income Fund, LEADER Balanced Fund, LEADER Tax-Exempt Bond Fund, LEADER Intermediate Bond Fund, LEADER Tax-Exempt Money Market Fund and LEADER Money Market Fund (each an "Acquired Fund" and collectively, the "Acquired Funds"), each a series of the LEADER Mutual Funds (the "Acquired Trust") into corresponding newly created series (each an "Acquiring Fund" and collectively the "Acquiring Funds") of Regions Morgan Keegan Select Funds (the "Acquiring Trust") and the LEADER Short Term Bond Fund (an "Acquired Fund"), a series of the Acquired Trust, into a corresponding newly created series (an "Acquiring Fund") of Morgan Keegan Select Fund, Inc. (the "Acquiring Corporation"). The Prospectus/Proxy Statement has been sent to the shareholders of the Acquired Trust in connection with the solicitation of proxies to be voted at the Special Meeting of shareholders of the Acquired Trust to be held on February 4, 2005. A copy of the Prospectus/Proxy Statement may be obtained without charge by contacting your investment professional or Morgan Asset Management (the "Adviser") at 1-877-757-7424.

THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS JANUARY 18, 2005.

                                TABLE OF CONTENTS

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS                          1
How are the Funds Organized?                                              1
Securities in Which the Funds Invest                                      1
Investment Risks                                                         11
Investment Restrictions                                                  13
Determining the Market Value of Securities                               17
Massachusetts Law                                                        18
Account and Share Information                                            19
What are the Tax Consequences?                                           20
Who Manages the Acquiring Trust and the Acquiring Corporation?           20
How Do the Funds Manage Performance?                                     36

ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUNDS                          40
How are the Funds Organized?                                             40
Securities in Which the Funds Invest                                     40
Investment Risks                                                         49
Investment Restrictions                                                  52
Determining Net Asset Value and Market Value of Securities               56
Massachusetts Law                                                        57
Account and Share Information                                            58
What are the Tax Consequences?                                           60
Who Manages the Acquired Trust?                                          64

RECORD AND BENEFICIAL OWNERS OF 5% OR MORE OF THE FUNDS                  79
Acquiring Funds                                                          79
Acquired Funds                                                           84

FINANCIAL STATEMENTS                                                     92

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS

HOW ARE THE FUNDS ORGANIZED?

The Acquiring Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 15, 1991. Effective May 15, 1998, the Acquiring Trust changed its name from "First Priority Funds" to "Regions Funds." Effective December 1, 2001, the Acquiring Trust changed its name from "Regions Funds" to "Regions Morgan Keegan Select Funds." The Acquiring Trust consists of seventeen separate portfolios of securities which are as follows: Regions Morgan Keegan Select Treasury Money Market Fund; Regions Morgan Keegan Select Government Money Market Fund; Regions Morgan Keegan Select LEADER Tax-Exempt Money Market Fund; Regions Morgan Keegan Select LEADER Money Market Fund; Regions Morgan Keegan Select Limited Maturity Government Fund; Regions Morgan Keegan Select Fixed Income Fund; Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund; Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund; Regions Morgan Keegan Select LEADER Intermediate Bond Fund; Regions Morgan Keegan Select Balanced Fund; Regions Morgan Keegan Select Value Fund; Regions Morgan Keegan Select Growth Fund; Regions Morgan Keegan Select Mid Cap Growth Fund; Regions Morgan Keegan Select Mid Cap Value Fund; Regions Morgan Keegan Select LEADER Growth Equity Fund; Regions Morgan Keegan Select LEADER Growth & Income Fund; and Regions Morgan Keegan Select LEADER Balanced Fund.

The Acquiring Corporation is an open-end investment management company organized as a Maryland corporation on October 27, 1998. The Acquiring Corporation consists of three separate series: Regions Morgan Keegan Select Intermediate Bond Fund, Regions Morgan Keegan Select High Income Fund and Regions Morgan Keegan Select LEADER Short Term Bond Fund. Regions Morgan Keegan Select LEADER Short Term Bond Fund is a former series of the Acquired Trust.

The Acquiring Funds are former series of the Acquired Trust. The Acquiring Funds are diversified series of the Acquiring Trust and Acquiring Corporation, as applicable. Each Acquiring Fund has its own investment objective and policies as described in the Prospectus/Proxy Statement. The Acquiring Funds issue two classes of shares: Class A shares and Class I shares.

SECURITIES IN WHICH THE FUNDS INVEST

The investment objective and policies of each Fund is summarized in the Prospectus/Proxy Statement and this SAI. The investment policies set forth in the Prospectus and in the SAI may be changed by the Funds' Board of Trustees or Directors, as applicable (the "Board"), without shareholder approval, except that any Fund policy explicitly identified as "fundamental" may not be changed without the approval of the holders of a majority of the outstanding shares of the Fund (which in the Prospectus/Proxy Statement and this SAI means the lesser of (i) 67% of the shares of the Funds represented at a meeting at which 50% or more of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). The investment objectives of each of the Growth & Income Fund and Intermediate Bond Fund are fundamental. Shareholders will receive 60 days' prior notice of any change in non-fundamental investment policies of the Funds.

There is no assurance that any Fund will achieve its investment  objective.  The
Funds are permitted to invest in a variety of different securities and instruments, subject to the policies and limitations set forth in the Prospectus/Proxy Statement and this SAI. The Funds are not required, however, to use all of the different investment instruments and techniques described in the Prospectus/Proxy Statement or this SAI. Each Fund may also make additional types of investments, consistent with the Fund's investment objectives and policies.

U.S. Government Securities
--------------------------

As described in the Prospectus/Proxy Statement, each Fund may invest in U.S. Government Securities. The term "U.S. Government Securities" includes direct obligations of the U.S. Treasury, as well as securities issued or guaranteed by U.S. Government agencies, authorities and instrumentalities, including, among others, Fannie Mae, Ginnie Mae, the FHLMC, the Federal Housing Administration, the Resolution Funding Corporation, the Federal Farm Credit Banks, the Federal Home Loan Banks, the Tennessee Valley Authority, the Student Loan Marketing

Association and the Small Business Administration. More detailed information about some of these categories of U.S. Government Securities follows:

     o U.S. Treasury Bills - Direct obligations of the United States Treasury that are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the U.S. Government.

     o U.S. Treasury Notes and Bonds - Direct obligations of the United States Treasury issued in maturities that vary between one and forty years, with interest normally payable every six months. They are backed by the full faith and credit of the U.S. Government.

     o "Ginnie Maes" - Debt securities issued by a mortgage banker or other mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. Ginnie Mae guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. An assistant attorney general of the United States has rendered an opinion that the guarantee by Ginnie Mae is a general obligation of the United States backed by its full faith and credit. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of up to 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder of Ginnie Maes along with regular monthly payments of principal and interest.

     o "Fannie Maes" - Fannie Mae is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by Fannie Mae that are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the U.S. Government.

     o "Freddie Macs" - The FHLMC is a corporate instrumentality of the U.S. Government. Freddie Macs are participation certificates issued by FHLMC that represent interests in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the U.S. Government.

Tax-Exempt Securities
---------------------

As used in this SAI, the term "tax-exempt securities" includes debt obligations issued by a state, its political subdivisions (for example, counties, cities, towns, villages, districts and authorities) and their agencies, instrumentalities or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal income tax and the appropriate state's personal income tax. Such obligations are issued to obtain Funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which tax-exempt securities may be issued include the refunding of outstanding obligations or the payment of general operating expenses.

Short-term tax-exempt securities are generally issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts, or bond sales to finance such public purposes.

In addition, certain types of "private activity" bonds may be issued by public authorities to finance projects such as privately operated housing facilities; certain local facilities for supplying water, gas or electricity; sewage or solid waste disposal facilities; student loans; or public or private institutions for the construction of educational, hospital, housing and other facilities. Such obligations are included within the term tax-exempt securities if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax and state personal income tax (such interest may, however, be subject to federal alternative minimum tax). Other types of private activity bonds, the proceeds of which are used for the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities, may also constitute tax-exempt securities, although the current federal tax laws place substantial limitations on the size of such issues.

The Tax-Exempt Bond Fund and Tax-Exempt Money Market Fund (together, the "Tax-Exempt Funds") may invest in tax-exempt securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on tax-exempt securities, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on a certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related tax-exempt securities will be exempt from federal income tax to the same extent as interest on the tax-exempt securities. The Tax-Exempt Funds may also invest in tax-exempt securities by purchasing from banks participation interests in all or part of specific holdings of tax-exempt securities. These participations may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Tax-Exempt Funds in connection with the arrangement. The Tax-Exempt Funds will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on tax-exempt securities in which it holds such participation interests is exempt from federal income tax.

When a Fund purchases tax-exempt securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those tax-exempt securities. Stand-by commitments are commitments by banks to loan money up to a specified amount for a specified period, to be used only in a specified contingency. A stand-by commitment may be considered a security independent of the tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying tax-exempt security to a third party at any time. The Funds expect that stand-by commitments generally will be available without the payment of direct or indirect consideration. The Funds do not expect to assign any value to stand-by commitments.

The yields on tax-exempt securities depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the tax-exempt security market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of nationally recognized securities rating agencies represent their opinions as to the credit quality of the tax-exempt securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, tax-exempt securities with the same maturity and interest rate but with different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates and may be due to such factors as changes in the overall demand or supply of various types of tax-exempt securities or changes in the investment objectives of investors. Subsequent to purchase by a Fund, an issue of tax-exempt securities or other investments may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by such Fund. Neither event will require the elimination of an investment from the Fund's portfolio (subject at all times, with respect to the Tax-Exempt Money Market Fund, Rule 2a-7 under the 1940 Act), but Adviser will consider such an event in its determination of whether a Fund should continue to hold an investment in its portfolio.

When Issued Securities
----------------------

Each Fund may enter into agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when a Fund that invests in fixed-income securities anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When a Fund purchases securities in this manner (on a when-issued or delayed-delivery basis), it is required to create a segregated account with the Funds' custodian and to maintain in that account cash, U.S. Government Securities or other liquid securities in an amount equal to or greater than, on a daily basis, the amount of the Fund's when-issued or delayed-delivery commitments. No income is generally earned on these securities until after delivery. Each Fund will make commitments to purchase on a when-issued or delayed-delivery basis only securities meeting that Fund's investment criteria. The Fund may take delivery of these securities or, if it is deemed advisable as a matter of investment strategy, the Fund may sell these securities before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).

Convertible Securities
----------------------

The Growth Equity Fund, the Growth & Income Fund and the Balanced Fund may invest in convertible securities. Convertible securities include corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion feature. A convertible security will normally also provide a fixed-income stream. For this reason, a convertible security may not decline in price as rapidly as the underlying common stock.

Adviser will select convertible securities to be purchased by the Growth Equity Fund, the Growth & Income Fund and the Balanced Fund based primarily upon its evaluation of the fundamental investment characteristics and growth prospects of the issuer of the security. As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and to decrease in value when interest rates rise. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. None of the Growth Equity Fund, the Growth & Income Fund or the Balanced Fund will generally purchase any convertible security that is rated below BBB by Standard & Poor's or Baa by Moody's (or that is unrated but determined by Adviser to be comparable in quality to securities rated below BBB or Baa), if as a result of such purchase more than 5% of such Fund's total assets would be invested in such securities. Securities rated BBB or Baa or lower (and comparable unrated securities) have speculative characteristics. Unfavorable changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuer of these securities to make principal and interest payments than is the case with higher quality securities.

Zero Coupon Bonds
-----------------

The Balanced Fund, the Intermediate Bond Fund, the Tax-Exempt Bond Fund and the Short Term Bond Fund may each invest in zero coupon bonds. Zero coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligations. Such bonds are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the bonds, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon bonds generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon bonds having similar maturities and credit quality. In order to satisfy requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), each Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero coupon bonds. Because a Fund investing in zero coupon bonds will not on a current basis receive cash payments from the issuer in respect of accrued original issue discount, the Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell such securities at such time.

Repurchase Agreements
---------------------

Each Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Funds the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S.
Government or the issuer of any other high quality money market instrument underlying the agreement, and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) possible inability to enforce rights and the expenses involved in enforcement or attempted enforcement. The Funds will enter into repurchase agreements only where the market value of the underlying security equals or exceeds the repurchase price, and the Fund will require the seller to provide additional collateral if this market value falls below the repurchase price at any time during the term of the repurchase agreement.

Loans of Portfolio Securities
-----------------------------

Each Fund may lend its portfolio securities to broker-dealers under contracts calling for cash or eligible liquid securities as collateral equal to at least the market value of the securities loaned, marked to the market on a daily basis. A Fund will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments, which may include shares of money market funds, subject to the investment restrictions listed above. Any voting rights, or rights to consent, relating to securities loaned pass to the borrowers. However, if a material event affecting the investment occurs, such loans may be called so that the securities may be voted by the Fund. The Funds pay various fees in connection with such loans. If the borrower of the security does not redeliver the loaned securities as required by the terms of the loan, the Fund has rights to sell the collateral. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the collateral while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) possible inability to enforce rights and the expenses involved in enforcement or attempted enforcement.

Options
-------

Each Fund may engage in options transactions for hedging purposes. An "American style" option allows exercise of the option at any time during the term of the option. A "European style" option allows an option to be exercised only at the end of its term. Options may be traded on or off an established securities exchange. The Funds may engage in both types of options.

If the holder of an option wishes to terminate its position, it may seek to effect a closing sale transaction by selling an option identical to the option previously purchased. The effect of the purchase is that the previous option position will be canceled. A Fund will realize a profit from closing out an option if the price received for selling the offsetting position is more than the premium paid to purchase the option; the Fund will realize a loss from closing out an option transaction if the price received for selling the offsetting option is less than the premium paid to purchase the option.

The successful use of options depends in part on the ability of Adviser to forecast correctly the direction and extent of interest rate or stock price movements within a given time frame. To the extent interest rates or stock prices move in a direction opposite to that anticipated, a Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates or stock prices move during the period that the Fund holds options positions, the Fund will pay the cost of acquiring those positions
(brokerage costs). As a result of these factors, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

An over-the-counter option (an option not traded on an established exchange) may be closed out only with the other party to the original option transaction. While each Fund will seek to enter into over-the counter options only with dealers who agree to or are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that a Fund will be able to liquidate an over-the-counter option at a favorable price at any time prior to its expiration. Accordingly, a Fund might have to exercise an over-the-counter option it holds in order to achieve the intended hedge. Over-the-counter options are not subject to the protections afforded purchasers of exchange-listed options by the Options Clearing Corporation or other clearing organization.

The staff of the SEC has taken the position that over-the-counter options should be treated as illiquid securities for purposes of each Fund's investment restriction prohibiting it from investing more than 15% of its net assets, in the case of a Non-Money Fund, and 10% of its net assets, in the case of a Money Fund, in illiquid securities. The Funds intend to comply with this position.

Futures And Related Options Transactions
----------------------------------------

A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without actually delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

Each Non-Money Fund may buy or sell futures contracts relating to U.S. Government Securities, and may buy or sell options on such futures contracts. In addition, the Growth Equity Fund, the Growth & Income Fund and the Balanced Fund may buy or sell futures contracts relating to stock indexes, and may buy or sell options on such futures contracts.

Non-Money Funds may use futures contracts to "hedge" against the adverse effects of broad movements in the securities markets or changes in the value of specific securities. For example, to protect against the fall in the value of its investments in long-term debt securities that would result from an increase in interest rates, the Intermediate Bond Fund might sell futures contracts with respect to U.S. Government Securities. Then if interest rates do rise and the value of the securities declines, the value of the futures contracts should increase. Likewise, if the Intermediate Bond Fund holds cash reserves and short-term investments and Adviser expects interest rates to fall, the Fund might purchase futures contracts on U.S. Government Securities. If, as expected, the market value both of long-term debt securities and futures contracts with respect thereto increases, the Fund would benefit from a rise in the value of long-term securities without actually buying them until the market had stabilized. The Growth Equity Fund, the Growth & Income Fund and the Balanced Fund could make similar use of stock index futures, to hedge against broad movements in stock market values.

Options on futures contracts may also be used for hedging. For example, if the value of the Intermediate Bond Fund's portfolio securities is expected to decline as a result of an increase in interest rates, the Fund might purchase put options on futures contracts rather than selling futures contracts. Similarly, to hedge against an anticipated increase in the price of long-term debt securities, the Fund might purchase call options as a substitute for the purchase of futures contracts.

When a Fund enters into a futures contract, it is required to deposit with the broker as "initial margin" an amount of cash or short-term U.S. Government Securities equal to approximately 5% of the contract amount. That amount is adjusted by payments to or from the broker ("variation margin") as the value of the contract changes. The Funds will not purchase or sell futures contracts or related options if as a result a Fund's initial margin deposits plus premiums paid for outstanding related options would be greater than 5% of such Fund's total assets. Further information concerning futures contracts and options on futures contracts is set forth below.

Futures Contracts. A futures contract sale creates an obligation by the seller to deliver the type of commodity or financial instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the underlying commodity or financial instrument in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until at or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. A stock index futures contract is similar except that the parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. Futures contracts are traded only on commodity exchanges - known as "contract markets" - approved for such trading by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant or brokerage firm that is a member of a contract market.

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, it realizes a loss.

The purchase of (that is, assuming a long position in) or sale of (that is, assuming a short position in) a futures contract differs from the purchase or sale of a security or an option, in that no price or premium is paid or received. Instead, an amount of cash or U.S. Treasury bills generally not exceeding 5% of the contract amount must be deposited with the broker. This amount is known as initial margin. Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position that will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.

Each Non-Money Fund may engage in transactions in futures contracts for the purpose of hedging against changes in the values of securities. Each such Fund may sell such futures contracts in anticipation of a decline in the value of its investments. The risk of such a decline could be reduced without employing futures as a hedge by selling long-term debt securities or equity securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. This strategy, however, entails increased transaction costs in the form of brokerage commissions and dealer spreads and will typically reduce a Fund's average yield (with respect to futures on debt securities) as a result of the shortening of maturities. The sale of futures contracts provides an alternative means of hedging a Fund against a decline in the value of its investments in debt or equity securities. As such values decline, the value of a Fund's position in the futures contracts will tend to increase, thus offsetting all or a portion of the depreciation in the market value of the securities that are being hedged. While the Fund will incur commission expenses in establishing and closing out futures positions, commissions on futures transactions may be significantly lower than transaction costs incurred in the purchase and sale of debt or equity securities. Employing futures as a hedge may also permit a Fund to assume a defensive posture without reducing its yield on its investments.

Stock Index Futures. A stock index assigns relative values to the common stocks included in the index. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made.

The Growth Equity Fund, the Growth & Income Fund and the Balanced Fund may engage in transactions in stock index futures contracts only for hedging purposes. Examples of the use of such contracts for hedging purposes include (1) the sale of a futures contract to offset possible declines in the value of securities the Fund owns and (2) the purchase of a futures contract when the Fund holds cash and seeks to protect against the possibility that the equity markets will rise before the Fund has had the opportunity to invest the cash in equity securities. As discussed below under "Risk Factors in Options and Futures Transactions," the Fund will generally not own (or intend to own) all of the securities in the index that is the subject of the futures contract. Thus, hedging through stock index futures involves significant "correlation risk."

Call Options On Futures Contracts. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the underlying securities or index, it may be more or less risky than ownership of the futures contract or underlying securities. As with the purchase of a futures contract, the Funds may purchase a call option on a futures contract to hedge against a market advance when the Fund is not fully invested.

Put Options On Futures Contracts. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. The Funds may purchase put options on futures contracts to hedge against the risk of rising interest rates or declines in stock market prices. The Funds may purchase put options on futures contracts for the same reasons as they would sell futures contracts.

Limitations On The Use Of Options And Futures Portfolio Strategies
------------------------------------------------------------------

The Funds will not "over-hedge;" that is, no Fund will maintain open short positions in futures contracts if, in the aggregate, the value of its open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on such open positions, adjusted for the historical volatility relationship between the portfolio and futures contracts.

A Fund's ability to engage in the options and futures strategies described above will depend on the availability of liquid markets in such instruments. Markets in certain options and futures are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that a Fund will be able to utilize these instruments effectively for the purposes set forth above. Furthermore, a Fund's ability to engage in options and futures transactions may be limited by tax considerations, CFTC rules and transaction costs.

Risk Factors In Options And Futures Transactions
------------------------------------------------

OPTIONS TRANSACTIONS. An exchange-traded option may be closed out only on a national securities exchange (an "Exchange"), which generally provides a liquid secondary market for an option of the same series. An over-the-counter option may be closed out only with the other party to the option transaction. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option, with the result that the Fund would have to exercise the option in order to realize any profit. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the Options Clearing
Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

The Exchanges have established limitations governing the maximum number of options that may be written by an investor or group of investors acting in concert. It is possible that the Funds, Adviser and its affiliates and their other clients may be considered to be such a group. These position limits may restrict the Funds' ability to purchase or sell options on a particular security.

FUTURES TRANSACTIONS. Investment by a Fund in futures contracts involves risk. Some of that risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or other investment being hedged. The hedge will not be fully effective where there is such imperfect correlation. For example, if the price of the futures contract moves more than the price of the hedged security, a Fund would experience either a loss or gain on the future which is not completely offset by movements in the price of the hedged securities. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged security is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of a futures contract approaches.

Futures contracts or options thereon may be used to hedge against a possible increase in the price of securities that a Fund anticipates purchasing. In such instances, it is possible that the market may instead decline. If the Fund does not then invest in such securities because of concern as to possible further market decline or for other reasons, the Fund may realize a loss on the futures contract or option that is not offset by a reduction in the price of securities purchased.

The amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges, which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days.

The successful use of transactions in futures and related options also depends on the ability of Adviser to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent interest rates or stock index levels remain stable during the period in which a futures contract or related option is held by a Fund or such rates or index levels move in a direction opposite to that anticipated, a Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. As a result, a Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

Mortgage-Backed And Other Asset-Backed Securities
-------------------------------------------------

The Intermediate Bond Fund, the Balanced Fund, the Tax-Exempt Bond Fund, the Short Term Bond Fund and the Money Funds may invest in various types of asset-backed securities. Asset-backed securities are created by the grouping of certain governmental, government-related or private loans, receivables and other lender assets into pools. Interests in these pools are sold as individual securities. Payments from the asset pools may be divided into several different classes of debt securities, with some classes entitled to receive regular installments of principal and interest, other classes entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other classes entitled to receive payments of principal and accrued interest only at maturity or upon specified call dates. Different classes of securities will bear different interest rates, which may be fixed or floating. Certain classes may be entitled to receive only interest, or only principal; the value of these classes may fluctuate dramatically during periods when market interest rates are changing.

Because the loans held in an asset pool often may be prepaid without penalty or premium (with prepayments passed through to the holders of the asset-backed securities), asset-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. For example, prepayment risks on mortgage securities tend to increase during periods of declining mortgage interest rates, because many borrowers refinance their mortgages to take advantage of the more favorable rates. Depending upon market conditions, the yield that a Fund receives from the reinvestment of such prepayments, or any scheduled principal payments, may be lower than the yield on the original mortgage security. As a consequence, mortgage securities may be a less effective means of "locking in" interest rates than other types of debt securities having the same stated maturity and may also have less potential for capital appreciation. For certain types of asset pools, such as collateralized mortgage obligations ("CMOs") (see below), prepayments may be allocated to one class of securities ahead of other classes, in order to reduce the risk of prepayment for the other classes. Prepayments may result in a capital loss to the Fund to the extent that the prepaid mortgage securities were purchased at a market premium over their stated principal amount. Conversely, the prepayment of mortgage securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by a Fund, which would be taxed as ordinary income when distributed to shareholders.

CMOs are bonds issued by single purpose finance subsidiaries or trusts established by financial institutions, government agencies, brokerage firms or companies related to the construction industry. CMOs purchased by the Fund may be:

         o collateralized by pools of mortgages in which every mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government;

         o collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer of the CMO and such guarantee is collateralized by government securities; or

         o securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. Government.

No Fund will invest more than 25% of its total assets in CMOs. The Growth Equity Fund will not invest more than 20% of its net assets in CMOs.

A Fund may invest in non-mortgage related asset-backed securities, including interests in pools of receivables, such as credit card or other accounts receivable, student loans or motor vehicle and other installment purchase obligations and leases. The securities, which are generally issued by non-governmental entities and carry no direct or indirect government guarantee, are structurally similar to collateralized mortgage obligations and mortgage pass-through securities. Like mortgage-backed securities, other asset-backed securities are typically subject to substantial prepayment risk.

Many mortgage-backed securities are issued or guaranteed by a U.S. Government agency or instrumentality, such as Ginnie Mae, Fannie Mae or FHLMC.

The credit characteristics of mortgage-backed and other asset-backed securities differ in a number of respects from those of traditional debt securities. The credit quality of most asset-backed securities (other than those issued or guaranteed by a U.S. Government agency or instrumentality) depends primarily upon the credit quality of the assets underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement to such securities.

Investments in Other Investment Companies
-----------------------------------------

Each Fund may invest up to 10% of its total assets in securities of other investment companies. As a shareholder of an investment company, a Fund will indirectly bear investment management fees and other operating expenses of that investment company, which are in addition to the management fees the Fund pays Adviser and the Fund's other expenses.

INVESTMENT RISKS

There are many factors which may affect an investment in a Fund. The Funds' principal risks are described in their prospectus. Additional risk factors are outlined below.

Liquidity Risks
---------------

     o Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on a Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

     o Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses.

     o OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Interest Rate Risks
-------------------

     o Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

     o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Bond Market Risks
-----------------

     o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

     o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks
------------

     o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

     o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the credit assessment of the Adviser.

     o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk.
         Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

     o Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Call Risks
----------

     o Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

     o If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks
----------------

     o Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. As a result, increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. This relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than most other types of fixed income securities with comparable credit risks.

Risks Associated with Complicated CMOs
--------------------------------------

     o CMOs with complicated terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.

Leverage Risks
--------------

     o Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Sector Risks
------------

     o When a Fund emphasizes its investments in securities of issuers in a particular industry, the Fund's performance is closely tied to events in that industry. For example, the Value Fund is expected to be overweighted in the utility, energy, transportation, basic industry and financial sectors. The Growth Fund is expected to be overweighted in sectors of the economy that are experiencing the greatest growth, such as consumer services, consumer non-durables, consumer staples and technology. The Mid Cap Value Fund is expected to be overweighted in the financial, industrial and consumer discretionary sectors of the economy. The Mid Cap Growth Fund will emphasize rapidly growing sectors of the economy such as consumer services, healthcare, biotechnology and retail. The Intermediate Tax Exempt Bond Fund will focus its investments in municipal securities.

Tax Risks
---------

     o Tax Risk is the risk that future legislative or court decisions may materially affect the ability of the Intermediate Tax Exempt Bond Fund to pay tax exempt dividends.

Investment Limitations
----------------------

In addition to its investment objectives and policies set forth in the Prospectus/Proxy Statement, each Fund is subject to various other investment restrictions and policies. Two sets of investment restrictions and policies are set forth below - one set for the Growth Equity Fund, Growth & Income Fund, Balanced Fund, Tax-Exempt Bond Fund, Intermediate Bond Fund and Short Term Bond Fund (each a "Non-Money Fund" and, together, the "Non-Money Funds"), and one set for the Money Funds. Those restrictions and policies that are fundamental cannot be changed with respect to any Fund without shareholder approval.

Except as otherwise stated, all percentage limitations set forth in this SAI and/or the Prospectus/Proxy Statement will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

INVESTMENT RESTRICTIONS

Non-Money Funds -

      Fundamental Policies:
      ---------------------

        Each Non-Money Fund will:

        (1) not act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

        (2) not invest in oil, gas or other mineral leases, rights or royalty contracts or in real estate, commodities or commodity contracts. (This restriction does not prevent any Fund from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

        (3) not make loans. (For purposes of this investment restriction, the following will not be considered the making of a loan: (a) entering into repurchase agreements, (b) purchasing bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or a type commonly purchased by financial institutions, and (c) lending portfolio securities.)

        (4) not purchase any security (other than U.S. Government Securities) if, as a result, 25% or more of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries).

        (5) not  borrow  money in excess of 10% of its  total  assets  (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, nor borrow any money except as a temporary measure for extraordinary or emergency purposes.

        (6) not purchase securities on margin (except such short term credits as are necessary for clearance of transactions); or make short sales (except where, by virtue of ownership of other securities, it has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to those sold).

        (7) not issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by non-fundamental restriction (6) below; any borrowing permitted by fundamental restriction (5) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.)

        (8) not, with respect to the Tax-Exempt Bond Fund, invest, under normal circumstances, less than 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) in securities the income from which is exempt from federal income tax.

        (9) be a "diversified" Fund as such term is defined under the Investment Company Act of 1940 (the "1940 Act").

        Non-Fundamental Policies:
        -------------------------

        Each Non-Money Fund will:

        (1) not invest in companies for the purpose of exercising control or management.

        (2) not, except for the Tax-Exempt Bond Fund, purchase any security (other than a U.S. Government Security) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer.

        (3) not invest more than 5% of its total assets (taken at current value) in securities of companies that (with predecessor companies) have a record of less than three years of continuous operations.

        (4) not, except for the Tax-Exempt Bond Fund, acquire more than 10% of any class of securities of an issuer (taking all preferred stock issues as a single class and all debt issues as a single class) or acquire more than 10% of the outstanding voting securities of an issuer.

        (5) not invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions or in connection with a merger, consolidation or similar transaction. (Under the 1940 Act, each Fund generally may not: (a) invest more than 10% of its total assets (taken at current value) in such securities; (b) own securities of any one investment company having a value in excess of 5% of the Fund's total assets (taken at current value); or (c) own more than 3% of the outstanding voting stock of any one investment company.)

        (6) not pledge, mortgage, hypothecate or otherwise encumber any of its assets, except that each Fund may pledge assets having a value not exceeding 10% of its total assets to secure borrowings permitted by fundamental restriction (5) above. (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.)

        (7) not purchase or retain securities of an issuer if officers of the Acquiring Trust or Acquiring Corporation and officers and directors of its investment adviser who individually own more than 1/2 of 1% of the shares or securities of such issuer together own more than 5% of such shares or securities.

        (8) not participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with Adviser or its affiliates or accounts under their management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

        (9) not purchase any illiquid security if, as a result, more than 15% of the Fund's net assets (based on current value) would then be invested in such securities; provided, however, that no more than 10% of the Fund's total assets may be invested in the aggregate in (a) restricted securities, (b) securities of companies that (with predecessor companies) have a record of less than three years of continuous operations and (c) securities that are not readily marketable.

        (10) not write or purchase puts, calls or combinations of both except that each Fund may (a) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (b) write, purchase and sell put and call options on securities, securities indices or futures contracts and
        (c) write, purchase and sell put and call options on currencies and enter into currency forward contracts.

        (11) not, with respect to each of the Tax-Exempt Bond Fund, the Intermediate Bond Fund and the Short Term Bond Fund, invest, under normal circumstances, less than 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) in bonds or other debt obligations.

        (12) not, with respect to the Growth Equity Fund, invest, under normal market conditions, less than 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) in equity securities, including common stocks, preferred stocks, convertible securities and warrants.

Any notice required to be delivered to shareholders of a Non-Money Fund for the purpose of announcing an intended change in non-fundamental policies (11) and
(12) above will be provided in plain English in a separate written document. Each such notice will contain, in bold-face type and placed prominently in the document, the following statement: "Important Notice Regarding Change in Investment Policy." This statement will also appear on the envelope in which such notice is delivered.

Each Non-Money Fund intends, based on the views of the staff of the SEC, to restrict its investments in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to 15% of such Fund's net assets.

Although authorized to invest in restricted securities, each Non-Money Fund, as a matter of non-fundamental operating policy, currently does not intend to invest in such securities in the coming year. Although authorized to make short sales subject to the condition specified in fundamental restriction (6) above, each Non-Money Fund as a matter of non-fundamental operating policy currently does not intend to make such short sales in the coming year. Although authorized under non-fundamental restriction (10) above to write, purchase and sell put and call options on currencies and to enter into currency forward contracts, each Non-Money Fund, as a matter of non-fundamental operating policy, currently does not intend to do so in the coming year.

Money Funds -

        Fundamental Policies:
        ---------------------

        Each Money Fund will:

        (1) not purchase any security if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry. This restriction does not apply to U.S. Government
        Securities and bank obligations. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents.

        (2) not purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities); or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales.

        (3) not borrow money, except as a temporary measure for extraordinary or emergency purposes (but not for the purpose of investment), in excess of 10% of its total assets (taken at cost) or 5% of such total assets (taken at current value), whichever is lower.

        (4) not make loans. (For purposes of this investment restriction, the following will not be considered the making of a loan: (a) entering into repurchase agreements, (b) purchasing bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or a type commonly purchased by financial institutions, and (c) lending portfolio securities.)

        (5) not buy or sell oil, gas or other mineral leases, rights or royalty contracts, commodities or commodity contractors or real estate. This restriction does not prevent the Fund from purchasing securities of companies investing in real estate or of companies which are not principally engaged in the business of buying or selling such leases, rights or contracts.

        (6) not act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

        (7) not issue senior securities. (For the purpose of this restriction, none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by non-fundamental restriction (3) below; any borrowing permitted by fundamental restriction (3) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variational margin; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.)

        (8) not, with respect to the Tax-Exempt Money Market Fund, invest, under normal circumstances, less than 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) in securities the income from which is exempt from federal income tax.

        (9) be a "diversified" Fund as such term is defined under the 1940 Act.

        Non-Fundamental Policies:
        -------------------------

        (1) not purchase any security (other than U.S. Government Securities and repurchase agreements relating thereto) if, as a result, more than 5% of the Fund's total assets (taken at current value) would be invested in securities of a single issuer. This restriction applies to securities subject to repurchase agreements but not to the repurchase agreements themselves.

        (2) not acquire more than 10% of the total value of any class of the outstanding securities of an issuer or acquire more than 10% of the outstanding voting securities of an issuer. This restriction does not apply to U.S. Government Securities.

        (3) not pledge, mortgage or hypothecate more than 10% of its total assets (taken at cost).

        (4) not make investments for the purpose of exercising control or management.

        (5) not participate on a joint or joint and several basis in any trading account in securities (the "bunching" of orders for the purchase or sale of portfolio securities with other accounts under the management of Union Planters to reduce acquisition costs, to average prices among them, or to facilitate such transactions, is not considered participating in a trading account in securities).

        (6) not write or purchase puts, calls or combinations thereof; except that the Fund may (a) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, and (b) write, purchase and sell put and call options on securities, securities indices, futures contracts and currencies.

A Money Fund will not purchase any security restricted as to disposition under federal securities laws if, as a result, more than 10% of such Fund's net assets would be invested in such securities or in other securities that are illiquid.

The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are "illiquid" securities. Each Money Fund currently intends to conduct its operations in a manner consistent with this view. In addition, certain loan participations may be "illiquid" securities for this purpose.

DETERMINING MARKET VALUE OF SECURITIES

Use Of The Amortized Cost Method (Money Market Funds Only)
----------------------------------------------------------

The Trustees have decided that the best method for determining the value of portfolio instruments for the Tax-Exempt Money Market Fund and Money Market Fund is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.

The Tax-Exempt Money Market Fund and Money Market Fund's use of the amortized cost method of valuing portfolio instruments depends on their compliance with the provisions of Rule 2a-7 (the Rule) promulgated by the SEC under the Act. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value (NAV) per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and a Fund's investment objective.

Under the Rule, the Tax-Exempt Money Market Fund and Money Market are permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles each Fund to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days' notice or (2) at specified intervals not exceeding 397 days on no more than 30 days' notice. A standby commitment entitles each Fund to achieve same-day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.

The Tax-Exempt Money Market Fund and Money Market Fund acquire instruments subject to demand features and standby commitments to enhance the instrument's liquidity. Each Fund treats demand features and standby commitments as part of the underlying instruments, because the Funds do not acquire them for speculative purposes and cannot transfer them separately from the underlying instruments. Therefore, although each Fund defines demand features and standby commitments as puts, the Funds do not consider them to be corporate investments for purposes of their investment policies.

Monitoring Procedures. The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the NAV per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values.. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

Investment Restrictions. The Rule requires that the Tax-Exempt Money Market Fund and Money Market Fund limit their investments to instruments that, in the opinion of the Trustees, present minimal credit risks and have received the requisite rating from one or more NRSROs. If the instruments are not rated, the Trustees must determine that they are of comparable quality. The Rule also requires each Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable NAV of $1.00 per share. In addition, no instrument with a remaining maturity of more than 397 days can be purchased by either Fund.

Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days for either Fund, the affected Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible. Shares of investment companies purchased by each Fund will meet these same criteria and will have investment policies consistent with Rule 2a-7.

Under the amortized cost method of valuation, neither the amount of daily income nor the NAV is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Tax-Exempt Money Market Fund and Money Market Fund, computed based upon amortized cost valuation, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of each Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

Market Values (All Other Funds)
-------------------------------

Market values of a Fund's portfolio securities are determined as follows:

Securities for which the primary market is on an exchange (domestic or foreign) and securities included within the NASDAQ market shall be valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such day, at the last quoted bid price.

Securities that are traded in the OTC market shall be valued at the last quoted bid price.

Equity and debt securities issued in private placements shall be valued on the bid side by a primary market dealer.

U.S. Government securities for which market quotations are available shall be valued at a price provided by an independent pricing service or primary market dealer.

Short-term debt securities with remaining maturities of more than 60 days, for which market quotations are readily available, shall be valued by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of 60 days or less shall each be valued at cost with interest accrued or discount amortized to the date of maturity, unless such valuation, in the judgment of the Adviser, does not represent market value.

Securities which are valued in accordance herewith in a currency other than U.S. dollars shall be converted to U.S. dollar equivalents at a rate obtained from a recognized bank, dealer or independent service on the day of valuation.

When price quotations for certain securities are not readily available or if the available quotations are not believed to be reflective of market value, those securities shall be valued at "fair value" as determined in good faith by the Adviser's Valuation Committee. Such determinations shall be made in accordance with procedures approved by the Funds' Board. The Funds may use the fair value of a security to calculate their NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing services is inaccurate.

There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The Tax-Exempt Money Market Fund and Money Market Fund attempt to stabilize the NAV of Shares at $1.00 by valuing their portfolio securities using the amortized cost method. Shares of the other Funds are sold at their NAV plus any applicable front end sales charge (applies to Class A Shares of all Funds) and redeemed at NAV. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

MASSACHUSETTS LAW

Under certain circumstances, shareholders of the Trust may be held personally liable under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them.

Voting Rights
-------------

Each Share of a Fund gives the shareholder one vote in Trustee/Director elections and other matters submitted to shareholders for vote. All classes of each Fund in a Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees or Directors may be removed by the Trustees or Directors, as applicable, or by shareholders at a special meeting. A special meeting of shareholders will be called by the Trustees or Directors upon the written request of shareholders who own at least 10% of each Fund's outstanding shares of all series entitled to vote.


ACCOUNT AND SHARE INFORMATION

How are the Funds Sold?
-----------------------

Under the Distributor's Contract with the Acquiring Trust and Acquiring Corporation, the Distributor (Morgan Keegan & Company, Inc.), located at 50 North Front Street, Memphis, TN 38103, offers Shares on a continuous, best-efforts basis.

Rule 12b-1 Plan (Class A Shares)
--------------------------------

As a  compensation-type  plan,  the  Rule  12b-1  Plan  is  designed  to pay the
Distributor (who may then pay investment professional such as banks, broker/dealers, trust departments of bank, and registered investment advisers) for marketing activities (such as advertising, printing and distributing Prospectus, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps a Fund achieve economies of scale, reduce per Share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Funds may compensate the Distributor more or less than its actual marketing expenses. In no event will a Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

Supplemental Payments
---------------------

Investment professionals may be paid fees, in significant amounts, out of the assets of the Distributor. These fees do not come out of the Trust assets. The Distributor may be reimbursed by the Adviser or its affiliates.

These supplemental payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of services, sales support or marketing support furnished by the investment professional. In addition to these supplemental payments, an investment professional may also receive payments under the Rule 12b-1 Plan and/or Service fees.

How to Buy Shares?
------------------

You may contact the Distributor to request a purchase of Shares in an exchange for securities you own. The Trust reserves the right to determine whether to accept your securities and the minimum market value to accept. The Trust will value your securities in the same manner as they values their assets. This exchange is treated as a sale of your securities for federal tax purposes.

Exchange Privilege
------------------

Before the exchange, the shareholder must receive a copy of the Prospectus. Please refer to the "How to Exchange Shares" section in the Prospectus/Proxy Statement.

Redemption In Kind
------------------

Although the Acquiring Trust's Funds intend to pay share redemptions in cash, they reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of the Funds' portfolio securities.

Because the Trust has elected to be governed by Rule 18f-1 under the Act, the Funds are obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net assets represented by such share class during any 90-day period.

Any share redemption payment greater than this amount will also be in cash unless the Trustees determine that payment should be in kind. In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as a Fund determines its NAV. The portfolio securities will be selected in a manner that the Funds' Trustees deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their portfolio securities and selling them before their maturity could receive less than the redemption value of their securities and could incur transaction costs.

WHAT ARE THE TAX CONSEQUENCES?

Federal Income Tax
------------------

The Funds will pay no federal income tax because each Fund expects to meet the requirements of Subchapter M of the Internal Revenue Code ("Code") applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by each Fund. Each Fund is entitled to a loss carryforward, which may reduce the taxable income or gain that each Fund would realize, and to which the shareholder would be subject, in the future.

The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to the Funds if the Funds were a regular corporation, and to the extent designated by the Funds as so qualifying. Otherwise, these dividends and any short-term capital gains are taxable as ordinary income.

Capital Gains
-------------

Capital gains, when experienced by the Funds, could result in an increase in dividends. Capital losses could result in a decrease in dividends. When a Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.


WHO MANAGES THE ACQUIRING TRUST AND ACQUIRING CORPORATION?

Trustees/Directors And Officers
-------------------------------

The officers of the Acquiring Trust and Acquiring Corporation are responsible for the operation of the those companies under the direction of the Board. The officers and Trustees/Directors of the Acquiring Trust and Acquiring Corporation and their principal occupations during the past five years are set forth below. Each Trustee/Director and officer will hold office until his successor is duly elected and qualified, or until he resigns or is removed in the manner provided by law. The address of each officer and Trustee/Director is Morgan Keegan Tower, 50 North Front Street, Memphis, Tennessee 38103.

An asterisk (*) in the tables below indicates officers and/or Trustees/Directors who are "interested persons" of the Funds as defined by the 1940 Act by virtue of their positions with Morgan Keegan & Company, Inc. or the Adviser.

                        POSITION(S) HELD                                       NUMBER OF
                         WITH FUNDS AND                                   PORTFOLIOS IN FUND                OTHER
                         LENGTH OF TIME        PRINCIPAL OCCUPATION        COMPLEX OVERSEEN       TRUSTEESHIP/DIRECTORSHIP
   NAME AND AGE(1)           SERVED           DURING PAST FIVE YEARS      BY TRUSTEE/DIRECTOR     HELD BY TRUSTEE/DIRECTOR

Interested
----------
Trustees/Directors
------------------
Allen B. Morgan, Jr.*   Trustee (Since      Mr.    Morgan    has   been           23            Regions Financial Corporation
Age 62                  2003)/Director      Chairman  of Morgan  Keegan
                        (Since 1999)        & Company,  Inc. since 1969
                                            and   Executive    Managing
                                            Director  of Morgan  Keegan
                                            &   Company,   Inc.   since
                                            1969.  He also  has  served
                                            as  a  Director  of  Morgan
                                            Asset Management,  Inc. and
                                            of    Regions     Financial
                                            Corporation  since 1993 and
                                            2001, respectively.

J. Kenneth Alderman*    Trustee/Director    Mr.   Alderman   has   been           23                        None
Age 52                  (Since 2003)        President     of    Regions
                                            Morgan     Keegan     Trust
                                            Company      and      Chief
                                            Executive     Officer    of
                                            Morgan  Asset   Management,
                                            Inc.  since  2002.  He  has
                                            been     Executive     Vice
                                            President     of    Regions
                                            Financial       Corporation
                                            since   2000.   He   served
                                            Regions   as  Senior   Vice
                                            President    and    Capital
                                            Management  Group  Director
                                            and  investment  adviser to
                                            the    Regions    Financial
                                            Corporation     proprietary
                                            fund  family  from  1995 to
                                            2000.  He  is  a  Certified
                                            Public    Accountant    and
                                            Chartered         Financial
                                            Analyst.

Independent
-----------
Trustees/Directors
------------------

                                                                22

                        POSITION(S) HELD                                       NUMBER OF
                         WITH FUNDS AND                                   PORTFOLIOS IN FUND                OTHER
                         LENGTH OF TIME        PRINCIPAL OCCUPATION        COMPLEX OVERSEEN       TRUSTEESHIP/DIRECTORSHIP
   NAME AND AGE(1)           SERVED           DURING PAST FIVE YEARS      BY TRUSTEE/DIRECTOR     HELD BY TRUSTEE/DIRECTOR

William Jefferies       Trustee (Since      Mr. Mann has been  Chairman           23                        None
Mann                    2003)/Director      and   President   of   Mann
Age 71                  (Since 1999)        Investments,   Inc.   (real
                                            estate  investments/private
                                            investing) since 1985.

James Stillman R.       Trustee (Since      Mr.   McFadden   has   been           23                        None
McFadden (2)            2003)/Director      Chief  Manager of  McFadden
Age 47                  (Since 1999)        Communications,         LLC
                                            (commercial       printing)
                                            since  2002  and  President
                                            and Director of 1703,  Inc.
                                            (restaurant     management)
                                            since  1998.  He  also  has
                                            served  as a  Director  for
                                            several  private  companies
                                            since 1997.

Mary S. Stone  Age 54   Trustee/Director    Ms.   Stone  has  held  the           23                        None
                        (Since 2003)        Hugh  Culverhouse   Endowed
                                            Chair  of   Accountancy  at
                                            the  University of Alabama,
                                            Culverhouse    School    of
                                            Accountancy   since   1981.
                                            She  is  also a  member  of
                                            Financial        Accounting
                                            Standards          Advisory
                                            Council,  AICPA, Accounting
                                            Standards         Executive
                                            Committee     and     AACSB
                                            International    Accounting
                                            Accreditation Committee.


                                                                23

                        POSITION(S) HELD                                       NUMBER OF
                         WITH FUNDS AND                                   PORTFOLIOS IN FUND                OTHER
                         LENGTH OF TIME        PRINCIPAL OCCUPATION        COMPLEX OVERSEEN       TRUSTEESHIP/DIRECTORSHIP
   NAME AND AGE(1)           SERVED           DURING PAST FIVE YEARS      BY TRUSTEE/DIRECTOR     HELD BY TRUSTEE/DIRECTOR

W. Randall              Trustee/Director    Mr.  Pittman has been Chief           23                        None
Pittman,                (Since 2003)        Financial     Officer    of
Age 50                                      Emageon,  Inc.  (healthcare
                                            information  systems) since
                                            2002.  From  1999 to  2002,
                                            he  was   Chief   Financial
                                            Officer     of     BioCryst
                                            Pharmaceuticals,       Inc.
                                            (biotechnology).       From
                                            1998 to 1999,  he was Chief
                                            Financial     Officer    of
                                            ScandiPharm,           Inc.
                                            (pharmaceuticals).     From
                                            1995 to 1998,  he served as
                                            Senior  Vice   President  -
                                            Finance    of    CaremarkRx
                                            (pharmacy           benefit
                                            management).  From  1983 to
                                            1995,   he   held   various
                                            positions    with   AmSouth
                                            Bancorporation        (bank
                                            holding           company),
                                            including   Executive  Vice
                                            President  and  Controller.
                                            He  is a  Certified  Public
                                            Accountant,  and  was  with
                                            the   accounting   firm  of
                                            Ernst  &  Young,  LLP  from
                                            1976 to 1983.

Archie W. Willis III    Trustee (Since      Mr.    Willis    has   been           23                        None
Age 46                  2003)/Director      President    of   Community
                        (Since 2002)        Capital          (financial
                                            advisory  and  real  estate
                                            development     consulting)
                                            since    1999    and   Vice
                                            President    of   Community
                                            Realty     Company    (real
                                            estate   brokerage)   since
                                            1999.  He was a First  Vice
                                            President of Morgan  Keegan
                                            & Company,  Inc.  from 1991
                                            to   1999.   He  also   has
                                            served  as  a  Director  of
                                            Memphis Telecom,  LLC since
                                            2001.

                                                                24

                        POSITION(S) HELD                                       NUMBER OF
                         WITH FUNDS AND                                   PORTFOLIOS IN FUND                OTHER
                         LENGTH OF TIME        PRINCIPAL OCCUPATION        COMPLEX OVERSEEN       TRUSTEESHIP/DIRECTORSHIP
   NAME AND AGE(1)           SERVED           DURING PAST FIVE YEARS      BY TRUSTEE/DIRECTOR     HELD BY TRUSTEE/DIRECTOR

Officers
--------
                                                                                  23                         N/A
Carter  E. Anthony*     President (Since    From   2002-present,    Mr.
Age 60                  2003)               Anthony   has   served   as
                                            President     and     Chief
                                            Investment    Officer    of
                                            Morgan   Asset   Management
                                            Inc.  From  2000-2002,   he
                                            served  as  Executive  Vice
                                            President  and  Director of
                                            Capital  Management  Group,
                                            Regions           Financial
                                            Corporation.           From
                                            1989-2000  Mr.  Anthony was
                                            Vice        President-Trust
                                            Investments,  National Bank
                                            of Commerce.

Thomas R. Gamble*       Vice-President      Mr.   Gamble  has  been  an           23                         N/A
                        (Since 2003)        executive     at    Regions
Age 61                                      Financial       Corporation
                                            since   1981.   He   was  a
                                            Corporate  IRA Manager from
                                            2000 to 2001  and a  Senior
                                            Vice  President  &  Manager
                                            of  Employee   Benefits  at
                                            the    Birmingham     Trust
                                            Department  of Regions Bank
                                            from 1981 to 2000.

                                                                25

                        POSITION(S) HELD                                       NUMBER OF
                         WITH FUNDS AND                                   PORTFOLIOS IN FUND                OTHER
                         LENGTH OF TIME        PRINCIPAL OCCUPATION        COMPLEX OVERSEEN       TRUSTEESHIP/DIRECTORSHIP
   NAME AND AGE(1)           SERVED           DURING PAST FIVE YEARS      BY TRUSTEE/DIRECTOR     HELD BY TRUSTEE/DIRECTOR

Charles D. Maxwell*     Secretary and       Mr.   Maxwell  has  been  a           23                         N/A
Age 50                  Assistant           Managing     Director    of
                        Treasurer of        Morgan  Keegan  &  Company,
                        Trust (Since        Inc.    since    1998   and
                        2003)/Secretary     Assistant   Treasurer   and
                        and Assistant       Assistant    Secretary   of
                        Treasurer of        Morgan  Keegan  &  Company,
                        Company (Since      Inc.  since  1994.  He  has
                        1999)               been      Secretary     and
                                            Treasurer  of Morgan  Asset
                                            Management,    Inc.   since
                                            1993.  He was  Senior  Vice
                                            President of Morgan  Keegan
                                            & Company,  Inc.  from 1995
                                            to 1997.  Mr.  Maxwell  was
                                            also  with  Ernst  &  Young
                                            (accountants)  from 1976 to
                                            1986   and   served   as  a
                                            senior  manager  from  1984
                                            to 1986.

Joseph C. Weller*       Treasurer of        Mr.    Weller    has   been           23                         N/A
Age 65                  Trust (Since        Executive   Vice  President
                        2003)/ Treasurer    and     Chief     Financial
                        of Company          Officer of Morgan  Keegan &
                        (Since 1999)        Company,  Inc.  since 1969,
                                            Treasurer  and Secretary of
                                            Morgan  Keegan  &  Company,
                                            Inc.    since    1969   and
                                            Executive          Managing
                                            Director  of Morgan  Keegan
                                            &   Company,   Inc.   since
                                            1969.  He also  has  served
                                            as  a  Director  of  Morgan
                                            Asset   Management,    Inc.
                                            since 1993.

                                                                26

                        POSITION(S) HELD                                       NUMBER OF
                         WITH FUNDS AND                                   PORTFOLIOS IN FUND                OTHER
                         LENGTH OF TIME        PRINCIPAL OCCUPATION        COMPLEX OVERSEEN       TRUSTEESHIP/DIRECTORSHIP
   NAME AND AGE(1)           SERVED           DURING PAST FIVE YEARS      BY TRUSTEE/DIRECTOR     HELD BY TRUSTEE/DIRECTOR

J. Thompson Weller*,    Assistant           Mr.   Weller   has  been  a           23                         N/A
Age 39                  Secretary           Managing    Director    and
                        (Since 2003)        Controller     of    Morgan
                                            Keegan  &   Company,   Inc.
                                            since   October   2001.  He
                                            was  Senior   Vice   President   and
                                            Controller   of   Morgan   Keegan  &
                                            Company,  Inc.  from October 1998 to
                                            October 2001,  Controller  and First
                                            Vice President from February 1997 to
                                            October  1998,  Controller  and Vice
                                            President from 1995 to February 1997
                                            and Assistant  Controller  from 1992
                                            to 1995.


                                                                27

                        POSITION(S) HELD                                       NUMBER OF
                         WITH FUNDS AND                                   PORTFOLIOS IN FUND                OTHER
                         LENGTH OF TIME        PRINCIPAL OCCUPATION        COMPLEX OVERSEEN       TRUSTEESHIP/DIRECTORSHIP
   NAME AND AGE(1)           SERVED           DURING PAST FIVE YEARS      BY TRUSTEE/DIRECTOR     HELD BY TRUSTEE/DIRECTOR

David M. George*        Chief Compliance    Mr.  George  has  been  the           23                      N/A
Age 52                  Officer (Since      Chief  Compliance   Officer
                        2004)               of       Morgan       Asset
                                            Management,   Inc.   and  a
                                            Senior  Vice  President  of
                                            Morgan.  Since 2004  Keegan
                                            &   Company,   Inc.   since
                                            August  2004.   He  was  an
                                            Assistant    Director    of
                                            Compliance  and Senior Vice
                                            President of Morgan  Keegan
                                            & Company,  Inc. from April
                                            2002  to  August  2004.  He
                                            was a  Branch  Manager  and
                                            First  Vice   President  of
                                            Morgan  Keegan  &  Company,
                                            Inc.  from  April  2001  to
                                            April   2002.   He   was  a
                                            Branch       Administrative
                                            Officer   of  the   Private
                                            Client   Group   and  First
                                            Vice  President  of  Morgan
                                            Keegan  &   Company,   Inc.
                                            from  July  1999  to  April
                                            2001.  He was a  Compliance
                                            Administrator    and   Vice
                                            President of Morgan  Keegan
                                            &   Company,    Inc.   from
                                            August 1995 to July 1999.


(1) The address of each Trustee/Director is c/o the Acquiring Trust/Acquiring Corporation, Fifty North Front Street, 21st Floor, Memphis, Tennessee 38103. Joseph C. Weller is the father of J. Thompson Weller. The address of Messrs. Weller, Weller, Maxwell and George is Fifty North Front Street, 21st Floor, Memphis, Tennessee 38103. The address of Messrs. Anthony and Gamble is 417 North 20th Street, 15th Floor, Birmingham, Alabama 35203.

(2) McFadden Communications, LLC ("McFadden Communications"), a company of which Mr. McFadden is a majority owner, commenced a commercial banking relationship with Union Planters Bank in August 2003 pursuant to which Union Planters Bank extended to the company, in the ordinary course of business, a $1.5 million secured line of credit at Prime Rate and a $600,000 secured loan at 6.35%. This relationship continued with Regions Bank subsequent to the June 30, 2004 merger of Union Planters Corporation and Regions Financial Corporation. Since July 1, 2004, the largest aggregate amount of debt outstanding on the line of credit and loan was approximately $1.4 million. As of November 30, 2004, the aggregate amount of debt outstanding is approximately $960,000. Prior to July 1, 2004, McFadden Communications also performed printing services for Union Planters Corporation or one or more of its subsidiaries on a job-by-job basis competing with other printing companies. Since July 1, 2004, the company has performed similar services on the same basis for Regions Financial Corporation or one or more of its subsidiaries with total billings from these services amounting to approximately $192,000, representing less than 5% of the company's revenue.

The Funds' Board has three standing committees - the Audit Committee, the Independent Trustees/Directors Committee and the Qualified Legal Compliance Committee. The standing Audit Committee consists of all the Trustees of the Funds who are not interested persons of the Funds, as that term is defined in the 1940 Act ("Independent Trustees/Directors"). The Audit Committee's function is to recommend to the Board the employment of the independent accountants to conduct the annual audit of the Funds' financial statements; review with the independent accountants the outline, scope and results of this annual audit and review the performance and fees charged by the independent accountants for professional services. In addition, the Audit Committee meets with the independent accountants and representatives of management to review accounting activities and areas of financial reporting and control. For the fiscal year ended November 30, 2004, the Board's Audit Committee held two meetings.

The Board also has a standing Independent Trustees/Directors Committee consisting of all the Independent Directors. The Independent Trustees/Directors Committee must determine at least annually whether the Funds' advisory, underwriting, Rule 12b-1 and other arrangements should be approved for continuance for the following year. The Independent Trustees/Directors Committee is also responsible for evaluating and recommending the selection and nomination of candidates for Independent Trustee/Director, assessing whether Trustees/Directors should be added or removed from the Board and recommending to the Board policies concerning Independent Trustee/Director compensation, investment in the Funds and resources. The Committee considers prospective candidates from shareholders and any source it deems appropriate. The Committee initially evaluates prospective candidates on the basis of the information it receives, considered in light of the criteria discussed below. The Committee must receive at least the following information regarding a candidate: (1) name;
(2) date of birth; (3) education; (4) business, professional or other relevant experience and areas of expertise; (5) current business and home addresses and contact information; (6) other board positions or prior experience; and (7) any knowledge and experience relating to investment companies and investment company governance. Those prospective candidates that appear likely to be able to fill a significant need of the Board are contacted by a Committee member by telephone to discuss the position; if there appears to be sufficient interest, an in-person meeting with one or more Committee members would be arranged. If the Committee member(s), based on the results of these contacts, believes it has identified a viable candidate, it would consult with the full Committee for input. Any request by management to meet with the prospective candidate would be given appropriate consideration. Shareholders who would like to submit candidate names must submit them to the Funds' Secretary, who will forward such recommendation to the Independent Trustees/Directors Committee Chair. Shareholders may send other written communications to the Board or to an individual trustee by mailing such correspondence to the Secretary (Address: 50 North Front Street, 21st Floor, Memphis, Tennessee 38103). Such communications must be signed by the shareholder and identify the class and number of shares held by the shareholder. Properly submitted shareholder communications will, as appropriate, be forwarded to the entire Board or to the individual trustee. For the fiscal year ended November 30, 2004, the Board's Independent Trustees/Directors Committee held two meetings.

In addition, the Funds have a Qualified Legal Compliance Committee ("QLCC") that consists of all of the Independent Trustees/Directors. The QLCC receives, reviews and takes appropriate action with respect to any report made or referred to the QLCC by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of fiduciary duty under U.S. federal or state law or a similar material violation by the Funds or by an officer, trustee, employee or agent of the Funds. For the fiscal year ended November 30, 2004, the Board's QLCC held no meetings.

Officers and Trustees/Directors of the Funds who are interested persons of the Funds receive no salary or fees from the Funds. Each Independent Trustee/Director receives from the Acquiring Trust and Acquiring Corporation an annual retainer of $4,000, a quarterly meeting fee of $1,000 and reimbursement for related expenses for each meeting of the Board he or she attends. Chairs of the Independent Trustees/Directors and Audit Committees each receive from the Acquiring Trust or Acquiring Corporation annual compensation of $500. An additional $1,500 is paid to the Independent Trustees/Directors for attending special meetings in person, and an additional $500 is paid for attending special meetings by telephone. No officer or Trustee/Director is entitled to receive pension or retirement benefits from the Acquiring Trust and Acquiring Corporation or the Funds.

The table below sets forth the estimated compensation to be paid to the Trustees/Directors by the Funds for the period beginning on the commencement of operations of the Fund and ending on November 30, 2005. The table also sets forth the compensation the Trustees/Directors received from the other funds in the fund complex for the calendar year ended December 31, 2004.

                                   PENSION
                                   OR                              TOTAL
                                   RETIREMENT                   COMPENSATION
                                   BENEFITS      ESTIMATED       FROM FUNDS
   NAME AND         AGGREGATE      ACCRUED       ANNUAL           AND FUND
   POSITION        COMPENSATION    AS PART       BENEFITS         COMPLEX
   WITH THE         FROM THE       OF FUND       UPON             PAID TO
    FUNDS           FUNDS(1)       EXPENSES      RETIREMENT     TRUSTEE/DIRECTOR
--------------------------------------------------------------------------------

Interested
----------
Trustees/Directors
------------------
--------------------------------------------------------------------------------
Allen B.              None            N/A           N/A             None
Morgan, Jr.*
Trustee/Director

J. Kenneth            None            N/A           N/A             None
Alderman*
Trustee/Director

Independent
-----------
Trustees/Directors
------------------

James D.              None            N/A           N/A           $15,000
Witherington,
Jr.(2)
Trustee/Director

William              $14,500          N/A           N/A           $39,125
Jeffries Mann
Trustee/Director

James                $14,750          N/A           N/A           $36,500
Stillman R.
McFadden
Trustee/Director

Mary S. Stone        $14,000          N/A           N/A           $35,500
Trustee/Director

W. Randall           $14,000          N/A           N/A           $35,500
Pittman
Trustee/Director

Archie W.            $14,000          N/A           N/A           $35,500
Willis III
Trustee/Director

(1) Since the Funds have not completed their first fiscal year, compensation is estimated based upon payments to be made by the Funds through November 30, 2005.

(2) Mr. Witherington resigned from the Board on July 1, 2004.

The  following   table  sets  forth  the  dollar  range  of  equity   securities
beneficially owned by each Trustee/Director in the Funds and in all registered investment companies overseen by the Trustee/Director as of December 31, 2004.

                                                         AGGREGATE DOLLAR
                                                          RANGE OF EQUITY
                                                         SECURITIES IN ALL
                                                            REGISTERED
                                                       INVESTMENT COMPANIES
                               DOLLAR RANGE OF              OVERSEEN BY
        NAME OF              EQUITY SECURITIES IN       TRUSTEE/DIRECTOR IN
   TRUSTEE/DIRECTOR                THE FUND                FUND COMPLEX
--------------------------------------------------------------------------------

Interested Trustees/Directors
-----------------------------
--------------------------------------------------------------------------------
Allen B. Morgan, Jr.*                None                  Over $100,000
J. Kenneth Alderman*                 None                  Over $100,000

Independent Trustees/Directors
------------------------------

James D. Witherington, Jr. (1)       None                      None

William Jeffries Mann                None                      None

James Stillman R. McFadden           None                 $10,001-50,000

Mary S. Stone                        None                      None

W. Randall Pittman                   None                 $10,001-50,000

Archie W. Willis III                 None                 $10,001-50,000

(1) Mr. Witherington resigned from the Board on July 1, 2004.

Investment Adviser
------------------

Morgan Asset Management, Inc., 417 North 20th Street, Birmingham, Alabama 35203, an indirect, wholly owned subsidiary of Regions Financial Corp. and a registered investment adviser, is the investment adviser to the Funds pursuant to an advisory agreement approved by the Trust's Board, including the majority of the Independent Trustees/Directors.

In considering the advisory agreement, the Board, including a majority of the Independent Trustees/Directors, determined that the terms of the agreement were fair and reasonable and that approval of the advisory agreement on behalf of the Funds is in the best interests of each Fund. In evaluating the advisory agreement, the Board reviewed materials furnished by the Adviser, including information regarding its affiliates and its personnel, operations and financial condition. The Board also specifically considered the following as relevant to its determination to approve the advisory agreement: (1) the history, reputation, qualification and background of the Adviser and the portfolio managers assigned to manage the Funds; (2) the breadth of the securities from which the Adviser would select investments for the Funds and the analysis related to those securities; (3) the nature and scope of the services to be provided by the Adviser under the advisory agreement; (4) that the fee and expense ratios of the Funds are reasonable given the quality of services expected to be provided and are comparable to the fee and expense ratios of similar funds with similar investment objectives and policies; (5) the Adviser's estimated costs for providing services; (6) the level of fees the Adviser charges other accounts for the same or similar services; (7) the Adviser's disciplinary history; (8) the Adviser's financial condition; (9) the Adviser's compliance systems and capabilities; (10) other compensation and benefits received from the Funds or arising out of the contract by the Adviser or its respective affiliates; (11) the overall expense ratio of the Funds and the effect of the Funds size on its performance and expenses; and (12) other factors deemed relevant by the Board.

With respect to the nature and quality of the services provided, the Board considered the performance of each Fund in comparison to relevant market indices, the performance of a peer group of investment companies pursuing broadly similar strategies, and the degree of risk undertaken by the portfolio manager. The Board considered the Adviser's use of brokers or dealers in Fund transactions that provided research and other services to the Adviser, and the benefits derived by the Funds and by other clients of the Adviser from such services. The Board also considered the Adviser's positive compliance history, as the firm has been free of significant compliance problems.

With respect to the overall fairness of the agreements, the Board primarily considered the fee structure of the agreements and the profitability of the Adviser and its affiliates from their association with the Funds. The Board reviewed information about the rates of compensation paid to investment advisers, and overall expense ratios, for funds comparable in size, character and investment strategy to the Funds. The Board noted that most of the Funds were close to or below the median compensation paid. For those Funds that were not below the median, the Board considered the specific portfolio management issues that contributed to the higher fee. The Board also considered the contractual waiver on investment advisory fee undertaken by the Adviser. The Board concluded that the benefits accruing to the Adviser and its affiliates by virtue of their relationship to the Funds were reasonable in comparison with the costs of providing the investment advisory services and the benefits accruing to each Fund.

These matters were also considered by the Independent Trustees/Directors meeting separately from the full Board with experienced 1940 Act counsel that is independent of the Adviser and the Distributor.

Code of Ethics Restrictions on Personal Trading
-----------------------------------------------

As required by SEC rules, the Funds, their Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees/Directors, and certain other employees. Although they do permit these people to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

Voting Proxies on Fund Portfolio Securities
-------------------------------------------

The Board has delegated to the Adviser the responsibility to vote proxies related to the securities held in the Funds' portfolios. Under this authority, the Adviser is required to vote proxies related to portfolio securities in the best interests of each Fund and its shareholders. The Board permits the Adviser to contract with a third party to obtain proxy voting and related services, including research of current issues.

The Adviser has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that the Adviser votes proxies prudently and in the best interest of its clients for whom the Adviser has voting authority, including the Funds. The Proxy Voting Policy also describes how the Adviser addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

The Adviser's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, the Adviser utilizes Institutional Shareholder Services Inc. ("ISS") to vote proxies in accordance with the Adviser's voting guidelines.

The Adviser's guidelines adopt the voting recommendations of ISS. The Adviser retains final authority and fiduciary responsibility for proxy voting. The Adviser believes that this process is reasonably designed to address material conflicts of interest that may arise between the Adviser and a client as to how proxies are voted.

In the event that an investment professional at the Adviser believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with the Adviser's proxy voting guidelines or in a manner inconsistent with ISS recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between the Adviser and the client with respect to the voting of the proxy in that manner.

If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between the Adviser and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines or as ISS recommends;
(ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or
(iv) engage another independent third party to determine how to vote the proxy.

Information regarding how the Adviser voted proxies relating to the Funds' portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 800-564-2188 (toll-free) or visiting the SEC's website at www.sec.gov.. You also may view the proxy voting activity for each Fund by visiting Regions' website at www.regions.com.

Portfolio Holdings Information
------------------------------

A Fund's portfolio holdings are publicly available: (1) at the time such information is filed with the SEC in a publicly available filing; or (2) the day next following the day such information is posted on the Funds' website. A Fund's publicly available portfolio holdings, which may be provided to third parties without prior approval, are:

1. Complete portfolio holdings disclosed in the Fund's semi-annual or annual reports and filed with the SEC on Form N-CSR.

2. Complete portfolio holdings disclosed in the Fund's first and third quarter reports and filed with the SEC on Form N-Q.

3. Top ten portfolio holdings disclosed in the Fund's quarterly profiles and posted on the Funds' website approximately 25 days after quarter-end.

Non-Public Portfolio Holdings

Disclosure of a Fund's non-public portfolio holdings provides the recipient with information more current than the most recent publicly available portfolio holdings. Pursuant to the Funds' policies and procedures, the disclosure of non-public portfolio holdings may be considered permissible and within a Fund's legitimate business purposes with respect to: (1) certain service providers; (2) rating and ranking organizations; and (3) certain other recipients. Non-public portfolio holdings may not be disclosed to members of the media under any circumstance. Neither a Fund, the Adviser nor any other party is permitted to receive compensation or other consideration from or on behalf of the recipient in connection with disclosure to the recipient of the Fund's non-public portfolio holdings.

Service Providers

A service provider or other third party that receives information about a Fund's non-public portfolio holdings where necessary to enable the provider to perform its contractual services for the Fund (e.g., a person that performs account maintenance and recordkeeping services) may receive non-public portfolio holdings without limitation on the condition that the non-public portfolio holdings will be used solely for the purpose of servicing the Fund and subject to an agreement requiring confidentiality and prohibiting the use of the information for trading.

Rating and Ranking Organizations

Any Fund officer may provide a Fund's non-public portfolio holdings to a rating and ranking organization (e.g., Lipper, Morningstar, etc.), without limitation on the condition that the non-public portfolio holdings will be used solely for the purposes of developing a rating and subject to an agreement requiring confidentiality and prohibiting the use of the information for trading.

Other Recipients

A Fund's partial or complete portfolio holdings may be disclosed to certain other recipients, including current and prospective shareholders of the Fund, provided that:

1. The recipient makes a specific request to an authorized person;

2. The  authorized  person  determines  that the Fund has a legitimate  business
purpose  for  disclosing   non-public  portfolio  holdings  information  to  the
recipient;

3. The Authorized Person obtains prior approval from the Fund's Chief Compliance Officer; and

4. The recipient signs a confidentiality agreement that provides that the non-public portfolio holdings: (1) will be kept confidential; (2) may not be used to trade; and (3) may not be disseminated or used for any purpose other than the purpose approved by the authorized person.

Media

Non-public portfolio holdings may not be disclosed to members of the media under any circumstance.

Waivers of Restrictions

The Funds' policy may not be waived, or exceptions made, without the consent of the Funds' Chief Compliance Officer. All waivers and exceptions will be disclosed to the Funds' Board no later than its next regularly scheduled quarterly meeting.

Conflicts of Interest

If the disclosure of non-public portfolio holdings presents a conflict of interest between the interests of the Funds' shareholders and the interests of the Funds' service providers or other third parties or affiliates thereof, then the conflict of interest will be presented to the Board for review prior to the dissemination of the portfolio holdings information.

Board Review

As part of the annual review of the compliance policies and procedures of the Funds, the Chief Compliance Officer will discuss the operation and effectiveness of this Policy and any changes to the Policy that have been made or recommended with the Board.

Brokerage Transactions
----------------------

The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to a Fund or the Adviser, and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services.

The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Research services provided by brokers and dealers may be used by the Adviser in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.

Administrator and Sub-Administrator
-----------------------------------

Morgan Keegan & Company, Inc. 50 North Front Street, Memphis, Tennessee 38103, will provide administrative personnel and services to the Funds for a fee at an annual rate of 0.12% of daily net assets. The Administrator may choose voluntarily to reimburse a portion of its fee at any time.

The functions performed by the Administrator include, but are not limited to the following:

     o preparation, filing and maintenance of the Funds' governing documents, minutes of Trustees/Directors' meetings and shareholder meetings;

     o preparation and filing with the SEC and state regulatory authorities the Funds' registration statement and all amendments, and any other documents required for the Funds to make a continuous offering of their shares;

     o   prepare, negotiate and administer contracts on behalf of the Funds;

     o   supervision of the preparation of financial reports;

     o   preparation and filing of federal and state tax returns;

     o   assistance with the design, development and operation of a Fund; and

     o   providing advice to the Funds and Trustees/Directors.

BISYS Fund Services, LP, 3435 Stelzer Road, Columbus, Ohio 43219 will provide sub-administrative services to the Funds.

Transfer Agent, Dividend Disbursing Agent and Fund Accounting Services
----------------------------------------------------------------------

BISYS Fund Services Inc., 3435 Stelzer Road, Columbus, Ohio 43219 will transfer agency, dividend disbursing agent and portfolio accounting services to the Funds until on or about May 31, 2005. Thereafter, Morgan Keegan & Company, Inc., 50 North Front Street, Memphis, Tennessee 38103 will provide those services to the Funds. BISYS Fund Services Inc. and Morgan Keegan & Company Inc. will receive a fee for transfer agency and dividend disbursing agency services based on the size, type and number of accounts and transactions made by shareholders. The fee will be based on the level of each Fund's average net assets for the period plus out-of-pocket expenses. BISYS Fund Services Inc. will receive a fee based upon each Fund's average net assets.

Custodian
---------

Regions Bank, 417 North 20th Street, Birmingham, Alabama 35203, is custodian for the securities and cash of the Funds. Under the custodian agreement, Regions Bank holds each Fund's portfolio securities and keeps all necessary records and documents relating to its duties. Regions Bank's fees for custody services are based upon the market value of Fund securities held in custody plus certain securities transaction charges.

Independent Registered Public Accounting Firm
---------------------------------------------

The independent auditors for the Funds, PricewaterhouseCoopers LLP, Morgan Keegan Tower, 50 North Front Street, Suite 1000, Memphis, TN 38103, conduct their audits in accordance with accounting principles generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

Legal Counsel
-------------

Kirkpatrick  & Lockhart  Nicholson  Graham LLP,  1800  Massachusetts  Ave.,  NW,
Washington, DC 20036, serves as legal counsel to the Acquiring Trust and Acquiring Company.

HOW DO THE FUNDS MANAGE PERFORMANCE?

The Funds may advertise each Fund's share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Total Return
------------

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for a Fund's shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the NAV per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any contingent deferred sales charge, adjusted over the period by any additional shares, assuming the quarterly reinvestment of any dividends and distributions.

When shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that period of time, rather than annualizing the total return.

Yield
-----

The Tax-Exempt Money Market Fund and Money Market Fund calculate the yield for their respective classes of Shares daily, based upon the seven days ending on the day of the calculation, called the base period. This yield is computed by:

     o determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased shares;

     o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and

     o   multiplying the base period return by 365/7.

The yield for the other funds' shares is calculated by dividing: (i) the net investment income per share earned by a Fund's shares over a thirty-day period; by (ii) the maximum offering price per Share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund's shares, the Fund's shares performance is lower for shareholders paying those fees.

Performance Comparisons
-----------------------

Advertising and sales literature may include:

     o references to ratings, rankings, and financial publications and/or performance comparisons of the Funds' shares to certain indices;

     o charts, graphs and illustrations using the Funds' returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

     o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

     o information about the mutual Fund industry from sources such as the Investment Company Institute ("ICI").

The Funds may compare their performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Funds may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the funds' use in advertising may include:

Lipper, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specific period of time. From time to time, a Fund will quote its Lipper ranking in the appropriate category in advertising and sales literature.

Morningstar,  Inc.,  an  independent  rating  service,  is the  publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Advertisements and other sales literature for a Fund may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in either class of shares based on quarterly reinvestment of dividends over a specified period of time.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Funds' returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Funds can compare their performance, or performance for the types of securities in which they invest, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

Economic And Market Information
-------------------------------

Advertising and sales literature for a Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect a Fund. In addition, advertising and sales literature may quote statistics and give general information about mutual fund industry, including the growth of the industry, from sources such as the ICI. For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 mutual funds available.

Ratings Information
-------------------

Standard And Poor's Bond Ratings

AAA -- Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

NR -- Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

PLUS (+) OR MINUS (-): -- The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's Investors Service Corporate Bond Ratings

AAA -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edge. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR--Not rated by Moody's.

Fitch Ratings Long-Term Debt Ratings

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

NR--NR indicates that Fitch does not rate the specific issue.

Standard and Poor's Commercial Paper Ratings

A-1-- A short-term obligation rated `A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2-- A short-term obligation rated `A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Moody's Investors Service Commercial Paper Ratings

Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch Ratings Short-Term Debt Rating Definitions

F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUNDS

HOW ARE THE FUNDS ORGANIZED?

The Acquired Trust is a diversified open-end management investment company and is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (the "Declaration of Trust") dated April 28, 1994. The Acquired Trust is currently divided into eight separate series - one for each of the LEADER Growth Equity Fund, the LEADER Growth & Income Fund, the LEADER Balanced Fund, the LEADER Tax-Exempt Bond Fund, the LEADER Intermediate Bond Fund, the LEADER Short Term Bond Fund, the LEADER Tax-Exempt Money Market Fund and the LEADER Money Market Fund. Prior to September 1, 2000, the Acquired Trust was known as "Magna Funds." Prior to September 1, 2000, the LEADER Growth & Income Fund was known as the "Magna Growth & Income Fund;" the LEADER Tax-Exempt Bond Fund was known as the "Magna Tax-Exempt Bond Fund;" the LEADER Intermediate Bond Fund was known as the "Magna Intermediate Government Bond Fund;" and the LEADER Money Market Fund was known as the "Magna Money Market Fund." Prior to January 1, 2003, the "LEADER Intermediate Bond Fund" was known as the "LEADER Intermediate Government Bond Fund."

The Board has authorized the issuance of three different classes of shares for each Money Fund - "Institutional Shares" (formerly, "Class A Shares"), "Investor A Shares" (formerly, "Investor Shares") and "Sweep Shares." The Trustees have designated and authorized the issuance of three classes of shares for each of the Non-Money Funds of the Trust - "Institutional Shares" (formerly, "Class A Shares"), "Investor A Shares" (formerly, "Investor Shares") and "Investor B Shares." The Acquired Trust may at a future date offer different classes of shares of each Fund with different sales charge arrangements. The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Acquired Trust or merge two or more existing portfolios. Shareholders' investments in such an additional or merged portfolio would be evidenced by a separate series of shares.

SECURITIES IN WHICH THE FUNDS INVEST

The investment objective and policies of each Fund is summarized in the Prospectus/Proxy Statement and this SAI. The investment policies set forth in the Prospectus/Proxy Statement and in the SAI may be changed by the Funds' Board of Trustees (the "Board"), without shareholder approval, except that any Fund policy explicitly identified as "fundamental" may not be changed without the approval of the holders of a majority of the outstanding shares of the Fund (which in the Prospectus/Proxy Statement and this SAI means the lesser of (i) 67% of the shares of the Funds represented at a meeting at which 50% or more of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). The investment objectives of each of the Growth & Income Fund and Intermediate Bond Fund are fundamental. Shareholders will receive 60 days' prior notice of any change in non-fundamental investment policies of the Funds.

There is no assurance that any Fund will achieve its investment  objective.  The
Funds are permitted to invest in a variety of different securities and instruments, subject to the policies and limitations set forth in the Prospectus/Proxy Statement and this SAI. The Funds are not required, however, to use all of the different investment instruments and techniques described in the Prospectus/Proxy Statement or this SAI. Each Fund may also make additional types of investments, consistent with the Fund's investment objectives and policies.

U.S. Government Securities
--------------------------

As described in the Prospectus/Proxy Statement, each Fund may invest in U.S. Government Securities. The term "U.S. Government Securities" includes direct obligations of the U.S. Treasury, as well as securities issued or guaranteed by U.S. Government agencies, authorities and instrumentalities, including, among others, Fannie Mae, Ginnie Mae, the FHLMC, the Federal Housing Administration, the Resolution Funding Corporation, the Federal Farm Credit Banks, the Federal Home Loan Banks, the Tennessee Valley Authority, the Student Loan Marketing Association and the Small Business Administration. More detailed information about some of these categories of U.S. Government Securities follows:

     o U.S. Treasury Bills - Direct obligations of the United States Treasury that are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the U.S. Government.

     o U.S. Treasury Notes and Bonds - Direct obligations of the United States Treasury issued in maturities that vary between one and forty years, with interest normally payable every six months. They are backed by the full faith and credit of the U.S. Government.

     o "Ginnie Maes" - Debt securities issued by a mortgage banker or other mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. Ginnie Mae guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. An assistant attorney general of the United States has rendered an opinion that the guarantee by Ginnie Mae is a general obligation of the United States backed by its full faith and credit. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of up to 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder of Ginnie Maes along with regular monthly payments of principal and interest.

     o "Fannie Maes" - Fannie Mae is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by Fannie Mae that are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the U.S. Government.

     o "Freddie Macs" - The FHLMC is a corporate instrumentality of the U.S. Government. Freddie Macs are participation certificates issued by FHLMC that represent interests in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the U.S. Government.

Tax-Exempt Securities
---------------------

As used in this SAI, the term "tax-exempt securities" includes debt obligations issued by a state, its political subdivisions (for example, counties, cities, towns, villages, districts and authorities) and their agencies, instrumentalities or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal income tax and the appropriate state's personal income tax. Such obligations are issued to obtain Funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which tax-exempt securities may be issued include the refunding of outstanding obligations or the payment of general operating expenses.

Short-term tax-exempt securities are generally issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts, or bond sales to finance such public purposes.

In addition, certain types of "private activity" bonds may be issued by public authorities to finance projects such as privately operated housing facilities; certain local facilities for supplying water, gas or electricity; sewage or solid waste disposal facilities; student loans; or public or private institutions for the construction of educational, hospital, housing and other facilities. Such obligations are included within the term tax-exempt securities if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax and state personal income tax (such interest may, however, be subject to federal alternative minimum tax). Other types of private activity bonds, the proceeds of which are used for the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities, may also constitute tax-exempt securities, although the current federal tax laws place substantial limitations on the size of such issues.

The Tax-Exempt Bond Fund and Tax-Exempt Money Market Fund (together, the "Tax-Exempt Funds") may invest in tax-exempt securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on tax-exempt securities, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on a certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related tax-exempt securities will be exempt from federal income tax to the same extent as interest on the tax-exempt securities. The Tax-Exempt Funds may also invest in tax-exempt securities by purchasing from banks participation interests in all or part of specific holdings of tax-exempt securities. These participations may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Tax-Exempt Funds in connection with the arrangement. The Tax-Exempt Funds will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on tax-exempt securities in which it holds such participation interests is exempt from federal income tax.

When a Fund purchases tax-exempt securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those tax-exempt securities. Stand-by commitments are commitments by banks to loan money up to a specified amount for a specified period, to be used only in a specified contingency. A stand-by commitment may be considered a security independent of the tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying tax-exempt security to a third party at any time. The Funds expect that stand-by commitments generally will be available without the payment of direct or indirect consideration. The Funds do not expect to assign any value to stand-by commitments.

The yields on tax-exempt securities depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the tax-exempt security market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of nationally recognized securities rating agencies represent their opinions as to the credit quality of the tax-exempt securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, tax-exempt securities with the same maturity and interest rate but with different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates and may be due to such factors as changes in the overall demand or supply of various types of tax-exempt securities or changes in the investment objectives of investors. Subsequent to purchase by a Fund, an issue of tax-exempt securities or other investments may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by such Fund. Neither event will require the elimination of an investment from the Fund's portfolio (subject at all times, with respect to the Tax-Exempt Money Market Fund, Rule 2a-7 under the 1940 Act), but Adviser will consider such an event in its determination of whether a Fund should continue to hold an investment in its portfolio.

When Issued Securities
----------------------

Each Fund may enter into agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when a Fund that invests in fixed-income securities anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When a Fund purchases securities in this manner (on a when-issued or delayed-delivery basis), it is required to create a segregated account with the Funds' custodian and to maintain in that account cash, U.S. Government Securities or other liquid securities in an amount equal to or greater than, on a daily basis, the amount of the Fund's when-issued or delayed-delivery commitments. No income is generally earned on these securities until after delivery. Each Fund will make commitments to purchase on a when-issued or delayed-delivery basis only securities meeting that Fund's investment criteria. The Fund may take delivery of these securities or, if it is deemed advisable as a matter of investment strategy, the Fund may sell these securities before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).

Convertible Securities
----------------------

The Growth Equity Fund, the Growth & Income Fund and the Balanced Fund may invest in convertible securities. Convertible securities include corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion feature. A convertible security will normally also provide a fixed-income stream. For this reason, a convertible security may not decline in price as rapidly as the underlying common stock.

Adviser will select convertible securities to be purchased by the Growth Equity Fund, the Growth & Income Fund and the Balanced Fund based primarily upon its evaluation of the fundamental investment characteristics and growth prospects of the issuer of the security. As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and to decrease in value when interest rates rise. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. None of the Growth Equity Fund, the Growth & Income Fund or the Balanced Fund will generally purchase any convertible security that is rated below BBB by Standard & Poor's or Baa by Moody's (or that is unrated but determined by Adviser to be comparable in quality to securities rated below BBB or Baa), if as a result of such purchase more than 5% of such Fund's total assets would be invested in such securities. Securities rated BBB or Baa or lower (and comparable unrated securities) have speculative characteristics. Unfavorable changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuer of these securities to make principal and interest payments than is the case with higher quality securities.

Zero Coupon Bonds
-----------------

The Balanced Fund, the Intermediate Bond Fund, the Tax-Exempt Bond Fund and the Short Term Bond Fund may each invest in zero coupon bonds. Zero coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligations. Such bonds are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the bonds, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon bonds generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon bonds having similar maturities and credit quality. In order to satisfy requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), each Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero coupon bonds. Because a Fund investing in zero coupon bonds will not on a current basis receive cash payments from the issuer in respect of accrued original issue discount, the Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell such securities at such time.

Repurchase Agreements
---------------------

Each Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Funds the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S.
Government or the issuer of any other high quality money market instrument underlying the agreement, and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) possible inability to enforce rights and the expenses involved in enforcement or attempted enforcement. The Funds will enter into repurchase agreements only where the market value of the underlying security equals or exceeds the repurchase price, and the Fund will require the seller to provide additional collateral if this market value falls below the repurchase price at any time during the term of the repurchase agreement.

Loans of Portfolio Securities
-----------------------------

Each Fund may lend its portfolio securities to broker-dealers under contracts calling for cash or eligible liquid securities as collateral equal to at least the market value of the securities loaned, marked to the market on a daily basis. A Fund will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments, which may include shares of money market funds, subject to the investment restrictions listed above. Any voting rights, or rights to consent, relating to securities loaned pass to the borrowers. However, if a material event affecting the investment occurs, such loans may be called so that the securities may be voted by the Fund. The Funds pay various fees in connection with such loans. If the borrower of the security does not redeliver the loaned securities as required by the terms of the loan, the Fund has rights to sell the collateral. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the collateral while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) possible inability to enforce rights and the expenses involved in enforcement or attempted enforcement.

Options
-------

Each Fund may engage in options transactions for hedging purposes. An "American style" option allows exercise of the option at any time during the term of the option. A "European style" option allows an option to be exercised only at the end of its term. Options may be traded on or off an established securities exchange. The Funds may engage in both types of options.

If the holder of an option wishes to terminate its position, it may seek to effect a closing sale transaction by selling an option identical to the option previously purchased. The effect of the purchase is that the previous option position will be canceled. A Fund will realize a profit from closing out an option if the price received for selling the offsetting position is more than the premium paid to purchase the option; the Fund will realize a loss from closing out an option transaction if the price received for selling the offsetting option is less than the premium paid to purchase the option.

The successful use of options depends in part on the ability of Adviser to forecast correctly the direction and extent of interest rate or stock price movements within a given time frame. To the extent interest rates or stock prices move in a direction opposite to that anticipated, a Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates or stock prices move during the period that the Fund holds options positions, the Fund will pay the cost of acquiring those positions
(brokerage costs). As a result of these factors, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

An over-the-counter option (an option not traded on an established exchange) may be closed out only with the other party to the original option transaction. While each Fund will seek to enter into over-the counter options only with dealers who agree to or are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that a Fund will be able to liquidate an over-the-counter option at a favorable price at any time prior to its expiration. Accordingly, a Fund might have to exercise an over-the-counter option it holds in order to achieve the intended hedge. Over-the-counter options are not subject to the protections afforded purchasers of exchange-listed options by the Options Clearing Corporation or other clearing organization.

The staff of the SEC has taken the position that over-the-counter options should be treated as illiquid securities for purposes of each Fund's investment restriction prohibiting it from investing more than 15% of its net assets, in the case of a Non-Money Fund, and 10% of its net assets, in the case of a Money Fund, in illiquid securities. The Funds intend to comply with this position.

Futures And Related Options Transactions
----------------------------------------

A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without actually delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

Each Non-Money Fund may buy or sell futures contracts relating to U.S. Government Securities, and may buy or sell options on such futures contracts. In addition, the Growth Equity Fund, the Growth & Income Fund and the Balanced Fund may buy or sell futures contracts relating to stock indexes, and may buy or sell options on such futures contracts.

Non-Money Funds may use futures contracts to "hedge" against the adverse effects of broad movements in the securities markets or changes in the value of specific securities. For example, to protect against the fall in the value of its investments in long-term debt securities that would result from an increase in interest rates, the Intermediate Bond Fund might sell futures contracts with respect to U.S. Government Securities. Then if interest rates do rise and the value of the securities declines, the value of the futures contracts should increase. Likewise, if the Intermediate Bond Fund holds cash reserves and short-term investments and Adviser expects interest rates to fall, the Fund might purchase futures contracts on U.S. Government Securities. If, as expected, the market value both of long-term debt securities and futures contracts with respect thereto increases, the Fund would benefit from a rise in the value of long-term securities without actually buying them until the market had stabilized. The Growth Equity Fund, the Growth & Income Fund and the Balanced Fund could make similar use of stock index futures, to hedge against broad movements in stock market values.

Options on futures contracts may also be used for hedging. For example, if the value of the Intermediate Bond Fund's portfolio securities is expected to decline as a result of an increase in interest rates, the Fund might purchase put options on futures contracts rather than selling futures contracts. Similarly, to hedge against an anticipated increase in the price of long-term debt securities, the Fund might purchase call options as a substitute for the purchase of futures contracts.

When a Fund enters into a futures contract, it is required to deposit with the broker as "initial margin" an amount of cash or short-term U.S. Government Securities equal to approximately 5% of the contract amount. That amount is adjusted by payments to or from the broker ("variation margin") as the value of the contract changes. The Funds will not purchase or sell futures contracts or related options if as a result a Fund's initial margin deposits plus premiums paid for outstanding related options would be greater than 5% of such Fund's total assets. Further information concerning futures contracts and options on futures contracts is set forth below.

Futures Contracts. A futures contract sale creates an obligation by the seller to deliver the type of commodity or financial instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the underlying commodity or financial instrument in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until at or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. A stock index futures contract is similar except that the parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. Futures contracts are traded only on commodity exchanges - known as "contract markets" - approved for such trading by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant or brokerage firm that is a member of a contract market.

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, it realizes a loss.

The purchase of (that is, assuming a long position in) or sale of (that is, assuming a short position in) a futures contract differs from the purchase or sale of a security or an option, in that no price or premium is paid or received. Instead, an amount of cash or U.S. Treasury bills generally not exceeding 5% of the contract amount must be deposited with the broker. This amount is known as initial margin. Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position that will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.

Each Non-Money Fund may engage in transactions in futures contracts for the purpose of hedging against changes in the values of securities. Each such Fund may sell such futures contracts in anticipation of a decline in the value of its investments. The risk of such a decline could be reduced without employing futures as a hedge by selling long-term debt securities or equity securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. This strategy, however, entails increased transaction costs in the form of brokerage commissions and dealer spreads and will typically reduce a Fund's average yield (with respect to futures on debt securities) as a result of the shortening of maturities. The sale of futures contracts provides an alternative means of hedging a Fund against a decline in the value of its investments in debt or equity securities. As such values decline, the value of a Fund's position in the futures contracts will tend to increase, thus offsetting all or a portion of the depreciation in the market value of the securities that are being hedged. While the Fund will incur commission expenses in establishing and closing out futures positions, commissions on futures transactions may be significantly lower than transaction costs incurred in the purchase and sale of debt or equity securities. Employing futures as a hedge may also permit a Fund to assume a defensive posture without reducing its yield on its investments.

Stock Index Futures. A stock index assigns relative values to the common stocks included in the index. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made.

The Growth Equity Fund, the Growth & Income Fund and the Balanced Fund may engage in transactions in stock index futures contracts only for hedging purposes. Examples of the use of such contracts for hedging purposes include (1) the sale of a futures contract to offset possible declines in the value of securities the Fund owns and (2) the purchase of a futures contract when the Fund holds cash and seeks to protect against the possibility that the equity markets will rise before the Fund has had the opportunity to invest the cash in equity securities. As discussed below under "Risk Factors in Options and Futures Transactions," the Fund will generally not own (or intend to own) all of the securities in the index that is the subject of the futures contract. Thus, hedging through stock index futures involves significant "correlation risk."

Call Options On Futures Contracts. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the underlying securities or index, it may be more or less risky than ownership of the futures contract or underlying securities. As with the purchase of a futures contract, the Funds may purchase a call option on a futures contract to hedge against a market advance when the Fund is not fully invested.

Put Options On Futures Contracts. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. The Funds may purchase put options on futures contracts to hedge against the risk of rising interest rates or declines in stock market prices. The Funds may purchase put options on futures contracts for the same reasons as they would sell futures contracts.

Limitations On The Use Of Options And Futures Portfolio Strategies
------------------------------------------------------------------

The Funds will not "over-hedge;" that is, no Fund will maintain open short positions in futures contracts if, in the aggregate, the value of its open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on such open positions, adjusted for the historical volatility relationship between the portfolio and futures contracts.

A Fund's ability to engage in the options and futures strategies described above will depend on the availability of liquid markets in such instruments. Markets in certain options and futures are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that a Fund will be able to utilize these instruments effectively for the purposes set forth above. Furthermore, a Fund's ability to engage in options and futures transactions may be limited by tax considerations, CFTC rules and transaction costs.

Risk Factors In Options And Futures Transactions
------------------------------------------------

OPTIONS TRANSACTIONS. An exchange-traded option may be closed out only on a national securities exchange (an "Exchange"), which generally provides a liquid secondary market for an option of the same series. An over-the-counter option may be closed out only with the other party to the option transaction. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option, with the result that the Fund would have to exercise the option in order to realize any profit. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the Options Clearing
Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

The Exchanges have established limitations governing the maximum number of options that may be written by an investor or group of investors acting in concert. It is possible that the Funds, Adviser and its affiliates and their other clients may be considered to be such a group. These position limits may restrict the Funds' ability to purchase or sell options on a particular security.

FUTURES TRANSACTIONS. Investment by a Fund in futures contracts involves risk. Some of that risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or other investment being hedged. The hedge will not be fully effective where there is such imperfect correlation. For example, if the price of the futures contract moves more than the price of the hedged security, a Fund would experience either a loss or gain on the future which is not completely offset by movements in the price of the hedged securities. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged security is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of a futures contract approaches.

Futures contracts or options thereon may be used to hedge against a possible increase in the price of securities that a Fund anticipates purchasing. In such instances, it is possible that the market may instead decline. If the Fund does not then invest in such securities because of concern as to possible further market decline or for other reasons, the Fund may realize a loss on the futures contract or option that is not offset by a reduction in the price of securities purchased.

The amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges, which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days.

The successful use of transactions in futures and related options also depends on the ability of Adviser to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent interest rates or stock index levels remain stable during the period in which a futures contract or related option is held by a Fund or such rates or index levels move in a direction opposite to that anticipated, a Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. As a result, a Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

Mortgage-Backed And Other Asset-Backed Securities
-------------------------------------------------

The Intermediate Bond Fund, the Balanced Fund, the Tax-Exempt Bond Fund, the Short Term Bond Fund and the Money Funds may invest in various types of asset-backed securities. Asset-backed securities are created by the grouping of certain governmental, government-related or private loans, receivables and other lender assets into pools. Interests in these pools are sold as individual securities. Payments from the asset pools may be divided into several different classes of debt securities, with some classes entitled to receive regular installments of principal and interest, other classes entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other classes entitled to receive payments of principal and accrued interest only at maturity or upon specified call dates. Different classes of securities will bear different interest rates, which may be fixed or floating. Certain classes may be entitled to receive only interest, or only principal; the value of these classes may fluctuate dramatically during periods when market interest rates are changing.

Because the loans held in an asset pool often may be prepaid without penalty or premium (with prepayments passed through to the holders of the asset-backed securities), asset-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. For example, prepayment risks on mortgage securities tend to increase during periods of declining mortgage interest rates, because many borrowers refinance their mortgages to take advantage of the more favorable rates. Depending upon market conditions, the yield that a Fund receives from the reinvestment of such prepayments, or any scheduled principal payments, may be lower than the yield on the original mortgage security. As a consequence, mortgage securities may be a less effective means of "locking in" interest rates than other types of debt securities having the same stated maturity and may also have less potential for capital appreciation. For certain types of asset pools, such as collateralized mortgage obligations ("CMOs") (see below), prepayments may be allocated to one class of securities ahead of other classes, in order to reduce the risk of prepayment for the other classes. Prepayments may result in a capital loss to the Fund to the extent that the prepaid mortgage securities were purchased at a market premium over their stated principal amount. Conversely, the prepayment of mortgage securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by a Fund, which would be taxed as ordinary income when distributed to shareholders.

CMOs are bonds issued by single purpose finance subsidiaries or trusts established by financial institutions, government agencies, brokerage firms or companies related to the construction industry. CMOs purchased by the Fund may be:

         o collateralized by pools of mortgages in which every mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government;

         o collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer of the CMO and such guarantee is collateralized by government securities; or

         o securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. Government.

No Fund will invest more than 25% of its total assets in CMOs. The Growth Equity Fund will not invest more than 20% of its net assets in CMOs.

A Fund may invest in non-mortgage related asset-backed securities, including interests in pools of receivables, such as credit card or other accounts receivable, student loans or motor vehicle and other installment purchase obligations and leases. The securities, which are generally issued by non-governmental entities and carry no direct or indirect government guarantee, are structurally similar to collateralized mortgage obligations and mortgage pass-through securities. Like mortgage-backed securities, other asset-backed securities are typically subject to substantial prepayment risk.

Many mortgage-backed securities are issued or guaranteed by a U.S. Government agency or instrumentality, such as Ginnie Mae, Fannie Mae or FHLMC.

The credit characteristics of mortgage-backed and other asset-backed securities differ in a number of respects from those of traditional debt securities. The credit quality of most asset-backed securities (other than those issued or guaranteed by a U.S. Government agency or instrumentality) depends primarily upon the credit quality of the assets underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement to such securities.

Investments in Other Investment Companies
-----------------------------------------

Each Fund may invest up to 10% of its total assets in securities of other investment companies. As a shareholder of an investment company, a Fund will indirectly bear investment management fees and other operating expenses of that investment company, which are in addition to the management fees the Fund pays Adviser and the Fund's other expenses.

INVESTMENT RISKS

There are many factors which may affect an investment in a Fund. The Funds' principal risks are described in their prospectus. Additional risk factors are outlined below.

Liquidity Risks
---------------

     o Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on a Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

     o Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses.

     o OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Interest Rate Risks
-------------------

     o Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

     o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Bond Market Risks
-----------------

     o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

     o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks
------------

     o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

     o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the credit assessment of the Adviser.

     o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk.
         Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

     o Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Call Risks
----------

     o Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

     o If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks
----------------

     o Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. As a result, increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. This relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than most other types of fixed income securities with comparable credit risks.

Risks Associated with Complicated CMOs
--------------------------------------

     o CMOs with complicated terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.

Leverage Risks
--------------

     o Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Sector Risks
------------

     o When a Fund emphasizes its investments in securities of issuers in a particular industry, the Fund's performance is closely tied to events in that industry. For example, the Value Fund is expected to be overweighted in the utility, energy, transportation, basic industry and financial sectors. The Growth Fund is expected to be overweighted in sectors of the economy that are experiencing the greatest growth, such as consumer services, consumer non-durables, consumer staples and technology. The Mid Cap Value Fund is expected to be overweighted in the financial, industrial and consumer discretionary sectors of the economy. The Mid Cap Growth Fund will emphasize rapidly growing sectors of the economy such as consumer services, healthcare, biotechnology and retail. The Intermediate Tax Exempt Bond Fund will focus its investments in municipal securities.

Tax Risks
---------

     o Tax Risk is the risk that future legislative or court decisions may materially affect the ability of the Intermediate Tax Exempt Bond Fund to pay tax exempt dividends.

Investment Limitations
----------------------

In addition to its investment objectives and policies set forth in the Prospectus/Proxy Statement, each Fund is subject to various other investment restrictions and policies. Two sets of investment restrictions and policies are set forth below - one set for the Growth Equity Fund, Growth & Income Fund, Balanced Fund, Tax-Exempt Bond Fund, Intermediate Bond Fund and Short Term Bond Fund (each a "Non-Money Fund" and, together, the "Non-Money Funds"), and one set for the Money Funds. Those restrictions and policies that are fundamental cannot be changed with respect to any Fund without shareholder approval.

Except as otherwise stated, all percentage limitations set forth in this SAI and/or the Prospectus/Proxy Statement will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

INVESTMENT RESTRICTIONS

Non-Money Funds -

      Fundamental Policies:
      ---------------------

        Each Non-Money Fund will:

        (1) not act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

        (2) not invest in oil, gas or other mineral leases, rights or royalty contracts or in real estate, commodities or commodity contracts. (This restriction does not prevent any Fund from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

        (3) not make loans. (For purposes of this investment restriction, the following will not be considered the making of a loan: (a) entering into repurchase agreements, (b) purchasing bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or a type commonly purchased by financial institutions, and (c) lending portfolio securities.)

        (4) not purchase any security (other than U.S. Government Securities) if, as a result, 25% or more of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries).

        (5) not  borrow  money in excess of 10% of its  total  assets  (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, nor borrow any money except as a temporary measure for extraordinary or emergency purposes.

        (6) not purchase securities on margin (except such short term credits as are necessary for clearance of transactions); or make short sales (except where, by virtue of ownership of other securities, it has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to those sold).

        (7) not issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by non-fundamental restriction (6) below; any borrowing permitted by fundamental restriction (5) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.)

        (8) not, with respect to the Tax-Exempt Bond Fund, invest, under normal circumstances, less than 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) in securities the income from which is exempt from federal income tax.

        (9) be a "diversified" Fund as such term is defined under the Investment Company Act of 1940 (the "1940 Act").

        Non-Fundamental Policies:
        -------------------------

        Each Non-Money Fund will:

        (1) not invest in companies for the purpose of exercising control or management.

        (2) not, except for the Tax-Exempt Bond Fund, purchase any security (other than a U.S. Government Security) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer.

        (3) not invest more than 5% of its total assets (taken at current value) in securities of companies that (with predecessor companies) have a record of less than three years of continuous operations.

        (4) not, except for the Tax-Exempt Bond Fund, acquire more than 10% of any class of securities of an issuer (taking all preferred stock issues as a single class and all debt issues as a single class) or acquire more than 10% of the outstanding voting securities of an issuer.

        (5) not invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions or in connection with a merger, consolidation or similar transaction. (Under the 1940 Act, each Fund generally may not: (a) invest more than 10% of its total assets (taken at current value) in such securities; (b) own securities of any one investment company having a value in excess of 5% of the Fund's total assets (taken at current value); or (c) own more than 3% of the outstanding voting stock of any one investment company.)

        (6) not pledge, mortgage, hypothecate or otherwise encumber any of its assets, except that each Fund may pledge assets having a value not exceeding 10% of its total assets to secure borrowings permitted by fundamental restriction (5) above. (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.)

        (7) not purchase or retain securities of an issuer if officers of the Acquiring Trust or Acquiring Corporation and officers and directors of its investment adviser who individually own more than 1/2 of 1% of the shares or securities of such issuer together own more than 5% of such shares or securities.

        (8) not participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with Adviser or its affiliates or accounts under their management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

        (9) not purchase any illiquid security if, as a result, more than 15% of the Fund's net assets (based on current value) would then be invested in such securities; provided, however, that no more than 10% of the Fund's total assets may be invested in the aggregate in (a) restricted securities, (b) securities of companies that (with predecessor companies) have a record of less than three years of continuous operations and (c) securities that are not readily marketable.

        (10) not write or purchase puts, calls or combinations of both except that each Fund may (a) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (b) write, purchase and sell put and call options on securities, securities indices or futures contracts and
        (c) write, purchase and sell put and call options on currencies and enter into currency forward contracts.

        (11)not, with respect to each of the Tax-Exempt Bond Fund, the Intermediate Bond Fund and the Short Term Bond Fund, invest, under normal circumstances, less than 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) in bonds or other debt obligations.

        (12)not, with respect to the Growth Equity Fund, invest, under normal market conditions, less than 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) in equity securities, including common stocks, preferred stocks, convertible securities and warrants.

Any notice required to be delivered to shareholders of a Non-Money Fund for the purpose of announcing an intended change in non-fundamental policies (11) and
(12) above will be provided in plain English in a separate written document. Each such notice will contain, in bold-face type and placed prominently in the document, the following statement: "Important Notice Regarding Change in Investment Policy." This statement will also appear on the envelope in which such notice is delivered.

Each Non-Money Fund intends, based on the views of the staff of the SEC, to restrict its investments in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to 15% of such Fund's net assets.

Although authorized to invest in restricted securities, each Non-Money Fund, as a matter of non-fundamental operating policy, currently does not intend to invest in such securities in the coming year. Although authorized to make short sales subject to the condition specified in fundamental restriction (6) above, each Non-Money Fund as a matter of non-fundamental operating policy currently does not intend to make such short sales in the coming year. Although authorized under non-fundamental restriction (10) above to write, purchase and sell put and call options on currencies and to enter into currency forward contracts, each Non-Money Fund, as a matter of non-fundamental operating policy, currently does not intend to do so in the coming year.

Money Funds -

        Fundamental Policies:
        ---------------------

        Each Money Fund will:

        (1) not purchase any security if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry. This restriction does not apply to U.S. Government
        Securities and bank obligations. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents.

        (2) not purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities); or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales.

        (3) not borrow money, except as a temporary measure for extraordinary or emergency purposes (but not for the purpose of investment), in excess of 10% of its total assets (taken at cost) or 5% of such total assets (taken at current value), whichever is lower.

        (4) not make loans. (For purposes of this investment restriction, the following will not be considered the making of a loan: (a) entering into repurchase agreements, (b) purchasing bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or a type commonly purchased by financial institutions, and (c) lending portfolio securities.)

        (5) not buy or sell oil, gas or other mineral leases, rights or royalty contracts, commodities or commodity contractors or real estate. This restriction does not prevent the Fund from purchasing securities of companies investing in real estate or of companies which are not principally engaged in the business of buying or selling such leases, rights or contracts.

        (6) not act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

        (7) not issue senior securities. (For the purpose of this restriction, none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by non-fundamental restriction (3) below; any borrowing permitted by fundamental restriction (3) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variational margin; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.)

        (8) not, with respect to the Tax-Exempt Money Market Fund, invest, under normal circumstances, less than 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) in securities the income from which is exempt from federal income tax.

        (9) be a "diversified" Fund as such term is defined under the 1940 Act.

        Non-Fundamental Policies:
        -------------------------

        (1) not purchase any security (other than U.S. Government Securities and repurchase agreements relating thereto) if, as a result, more than 5% of the Fund's total assets (taken at current value) would be invested in securities of a single issuer. This restriction applies to securities subject to repurchase agreements but not to the repurchase agreements themselves.

        (2) not acquire more than 10% of the total value of any class of the outstanding securities of an issuer or acquire more than 10% of the outstanding voting securities of an issuer. This restriction does not apply to U.S. Government Securities.

        (3) not pledge, mortgage or hypothecate more than 10% of its total assets (taken at cost).

        (4) not make investments for the purpose of exercising control or management.

        (5) not participate on a joint or joint and several basis in any trading account in securities (the "bunching" of orders for the purchase or sale of portfolio securities with other accounts under the management of Union Planters to reduce acquisition costs, to average prices among them, or to facilitate such transactions, is not considered participating in a trading account in securities).

        (6) not write or purchase puts, calls or combinations thereof; except that the Fund may (a) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, and (b) write, purchase and sell put and call options on securities, securities indices, futures contracts and currencies.

A Money Fund will not purchase any security restricted as to disposition under federal securities laws if, as a result, more than 10% of such Fund's net assets would be invested in such securities or in other securities that are illiquid.

The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are "illiquid" securities. Each Money Fund currently intends to conduct its operations in a manner consistent with this view. In addition, certain loan participations may be "illiquid" securities for this purpose.

DETERMINING NET ASSET VALUE AND MARKET VALUE OF SECURITIES

All Funds
---------

The net asset value of the shares of each Fund is determined by dividing that Fund's total net assets (the excess of its assets over its liabilities) by the total number of shares of the Fund outstanding and rounding to the nearest cent. Such determination is made as of the close of regular trading on the New York Stock Exchange on each day on which that Exchange is open for unrestricted trading, and no less frequently than once daily on each day during which there is sufficient trading in a Fund's portfolio securities that the value of that Fund's shares might be materially affected. The New York Stock Exchange is expected to be closed on the following weekdays: Thanksgiving Day, Christmas Day, New Year's Day, Presidents' Day, Good Friday, Martin Luther King, Jr. Day, Memorial Day, Independence Day and Labor Day. The Money Funds will also be closed on Columbus Day and Veterans' Day.

Non-Money Funds
---------------

Equity securities listed on an established securities exchange or on the NASDAQ National Market System are normally valued at their last sale price on the exchange where primarily traded or, if there is no reported sale during the day, and in the case of over-the-counter securities not so listed, at the last bid price. Long-term debt securities are valued by a pricing service, which determines valuations of normal institutional-size trading units of long-term debt securities. Such valuations are determined using methods based on market transactions for comparable securities and on various relationships between securities that are generally recognized by institutional traders. Other securities for which current market quotations are not readily available (including restricted securities, if any) and all other assets are taken at fair value as determined in good faith by the Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Trustees.

MONEY FUNDS

Under normal market conditions, each of the Money Funds values its portfolio securities at "amortized cost." Under the amortized cost method of valuation, securities are valued at cost on the date of purchase. Thereafter, the value of securities purchased at a discount or premium is increased or decreased incrementally each day so that at the maturity date the purchase discount or premium is fully amortized and the value of the security is equal to its principal amount. Due to fluctuations in interest rates, the amortized cost value of the securities of the Fund may at times be more or less than their market value.

By using amortized cost valuation, each of the Money Funds seeks to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of its portfolio securities. The yield on a shareholder's investment may be more or less than that which would be recognized if the net asset value per share were not constant and were permitted to fluctuate with the market value. It is believed that any difference will normally be minimal. The Trustees monitor quarterly the deviation between each Fund's net asset value per share as determined by using available market quotations and its amortized cost price per share. The Adviser makes such comparisons at least weekly and will advise the Trustees promptly in the event of any significant deviation. If the deviation exceeds -1/2 of 1% for a Fund, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation of the portfolio securities of such Fund and prevent material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind; selling portfolio securities prior to maturity; withholding dividends; or using a net asset value per share as determined by using available market quotations. There is no assurance that a given Money Fund will be able to maintain its net asset value at $1.00.

MASSACHUSETTS LAW

Under Massachusetts law shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund of which they are shareholders. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of each Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Acquired Trust or the Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the relevant Fund itself would be unable to meet its obligations.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Acquired Trust provide for indemnification by the Acquired Trust of the Trustees and officers of the Acquired Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that such action was in or not opposed to the best interests of the Acquired Trust. No officer or Trustee may be indemnified against any liability to the Acquired Trust or the Acquired Trust's shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Voting Rights
-------------

Shareholders are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided in the Declaration of Trust) in the election of Trustees and the termination of the Acquired Trust and on other matters submitted to the vote of shareholders.

The Declaration of Trust provides that on any matter submitted to a vote of all Trust shareholders, all Trust shares entitled to vote shall be voted together irrespective of series or sub-series unless the rights of a particular series or sub-series would be adversely affected by the vote, in which case a separate vote of that series or sub-series shall also be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule l8f-2 under the 1940 Act provides in effect that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are substantially identical or that the matter does not affect any interest of such class. On matters affecting an individual series, only shareholders of that series are entitled to vote. Consistent with the current position of the SEC, shareholders of all series vote together, irrespective of series, on the election of Trustees and the selection of the Acquired Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the Advisory Agreement relating to that series.

There will normally be no meetings of shareholders for the purpose of electing Trustees except that, in accordance with the 1940 Act, (i) the Acquired Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Acquired Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

Upon written request by the holders of shares having a net asset value constituting 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Acquired Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Acquired Trust, except (i) to change the Acquired Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, change or eliminate the par value of any shares (currently all shares have no par value).

ACCOUNT AND SHARE INFORMATION

A shareholder's investment in any Fund received and verified in good order is credited to an open account maintained for the shareholder by BISYS Fund Services, the shareholder servicing agent for the Acquired Trust. Following each transaction in the account, a shareholder will receive an account statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each fiscal year, BISYS Fund Services will send each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. This should be retained as a permanent record. Shareholders may be charged a fee for duplicate information.

The open account system permits the purchase of full and fractional shares and, by making the issuance and delivery of certificates representing shares unnecessary, eliminates the problems of handling and safekeeping certificates, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates.

The costs of maintaining the open account system are borne by the Acquired Trust, and no direct charges are made to shareholders. Although the Acquired Trust has no present intention of making such direct charges to shareholders, it reserves the right to do so. Shareholders will receive prior notice before any such charges are made.

Systematic Withdrawal Plan - Investor A Shares and Investor B Shares Only
-------------------------------------------------------------------------

A Systematic Withdrawal Plan, referred to in the Investor Shares Prospectus under "Shareholder Information," provides for monthly, quarterly, semiannual or annual withdrawal payments of $50 or more from the account of a shareholder provided that the account has a value of at least $5,000 at the time the plan is established.

Payments will be made either to the shareholder or to any other person designated by the shareholder. If payments are issued to an individual other than the registered owner(s), a signature guarantee will be required on the Plan application. Income dividends and capital gain distributions will be reinvested at the net asset value determined as of the close of regular trading on the New York Stock Exchange on the record date for the dividend or distribution.

Since withdrawal payments represent proceeds from the liquidation of shares, the shareholder should recognize that withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, the shareholder should consider whether a Systematic Withdrawal Plan and the specified amounts to be withdrawn are appropriate in the circumstances. The Fund makes no recommendations or representations in this regard. It may be appropriate for the shareholder to consult a tax advisor before establishing such a plan. See "Redemptions" and "Income Dividends, Capital Gain Distributions and Tax Status" below for certain information as to federal income taxes.

Check Writing - Investor A Shares of Money Funds Only
-----------------------------------------------------

A Money Fund Investor A Share shareholder may select the check writing option by completing the relevant section of the application, the signature card and the other related materials included in or attached to the application. Existing shareholders may add check writing to an existing account by contacting BISYS Fund Services at 1-800-219-4182 to receive the application and related materials. You will continue to earn dividends on shares redeemed by check until the check clears. Each check must be written for $250 or more, except that qualified corporate retirement plans and certain other corporate accounts may write checks for any amount. A minimum account balance, as disclosed in the Investor A Share Prospectus from time to time, may also apply.

If you use withdrawal checks, you will be subject to rules governing checking accounts of the bank on which your checks will be drawn. The Money Funds, the Adviser, BISYS Fund Services and their respective affiliates are in no way responsible for any check writing account established with such bank.

A shareholder may not close its Money Fund account by withdrawal check, because the exact balance of the shareholder's account will not be known until after the check is received by the bank on which the check is drawn.

Automatic Investment
--------------------

The Acquired Trust has an automatic investment plan. A shareholder may authorize automatic monthly transfers of $50 or more from its bank checking or savings account to purchase shares of the Fund (or any other Fund of the Acquired Trust).

For an initial investment, shareholders should indicate that they would like to begin an automatic investment plan in the appropriate section of the application. Please indicate the amount of the monthly investment and enclose a check marked "Void" or a deposit slip from your bank account.

To add the automatic investment plan option to an existing account, please call BISYS Fund Services at 1-800-219-4182 for an application.

Redemptions
-----------

Except as noted below, signatures on redemption requests must be guaranteed by commercial banks, trust companies, savings associations, credit unions or brokerage firms that are members of domestic securities exchanges. Signature guarantees by notaries public are not acceptable. The circumstances under which a signature guarantee will be required are described in the Prospectuses.

If a shareholder selects the telephone redemption service in the manner described in the next paragraph, Fund shares may be redeemed by making a telephone call directly to BISYS Fund Services at (800) 219-4182. When a telephonic redemption request is received, the proceeds are wired to the bank account previously chosen by the shareholder and a nominal wire fee (up to $15.00) is deducted.

In order to redeem shares by telephone, a shareholder must either select this service when completing the Fund application or must do so subsequently on the Service Options Form available from BISYS Fund Services. When selecting the service, a shareholder must designate a bank account to which the redemption proceeds should be wired. Any change in the bank account so designated must be made by furnishing to BISYS Fund Services a completed Service Options Form with a signature guarantee. Whenever the Service Options Form is used, the shareholder's signature must be guaranteed as described above. Telephone redemptions may only be made if an investor's bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Acquired Trust, BISYS, L.P., BISYS Fund Services, Union Planters Bank and the Adviser are not responsible for the authenticity of withdrawal instructions received by telephone where reasonable procedures are followed to verify that telephone instructions are correct and the Acquired Trust reasonably believes that the instructions are authentic.

The redemption price will be the net asset value per share next determined after the redemption request and any necessary special documentation are received by BISYS Fund Services in proper form. Proceeds resulting from a written redemption request will normally be mailed to you within seven days after receipt of your request in good order. Telephonic redemption proceeds will normally be wired on the first business day following receipt of a proper redemption request. In those cases where you have recently purchased your shares by check and your check was received less than 10 days prior to the redemption request, the Fund may withhold redemption proceeds until your check has cleared, which may take up to 10 business days from the purchase date.

Each Fund will normally redeem shares for cash; however, each Fund reserves the right to pay the redemption price wholly or partly in kind if the Board of Trustees determines it to be advisable in the interest of the remaining shareholders. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Acquired Trust has elected to be governed by Rule l8f-l under the 1940 Act pursuant to which the Acquired Trust is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the Acquired Trust at the beginning of such period. In the event Fund shares are redeemed in kind, the Fund will attempt to distribute liquid securities.

Subject to limited exceptions described below, the non-Money Funds will impose a redemption fee of 2.00% on redemptions (including redemptions by exchange) of Investor A Shares and Investor B Shares that were owned for 30 days or less. The redemption fee will be deducted from your redemption proceeds and retained by your Fund to help cover the costs of short-term investments to the Fund and its long-term shareholders. The redemption fee will be applied assuming that shares held the longest are redeemed first. Shares purchased prior to February 1, 2004 are not subject to the redemption fee.

The redemption fee may not apply in certain circumstances where it is not currently practicable for the Fund to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans that cannot implement the redemption fee or redemptions of small numbers of shares. Further, the Funds may not apply the redemption fee to certain types of redemptions that do not indicate market timing activities, such as redemptions of shares through automatic non-discretionary rebalancing programs or systematic withdrawal plans, redemptions requested within 30 days following the death or disability of the shareholder (or, if a trust, its beneficiary), or redemptions initiated by the Funds. Finally, the redemption fee does not apply to shares purchased through reinvested dividends or distributions.

A redemption constitutes a sale of the shares for federal income tax purposes on which the investor may realize a long- or short-term capital gains or loss. See "What are the Tax Consequences?" below.

WHAT ARE THE TAX CONSEQUENCES?

It is the policy of each Fund to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized capital gains, if any, after offsetting any capital loss carryovers. Please refer to "Dividends and Distributions" in the Prospectuses for information regarding the frequency with which each Fund declares and pays dividends.

Income dividends and capital gains distributions are payable in full and fractional shares of the particular Fund based upon the net asset value determined as of the close of regular trading on the New York Stock Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their income dividends or capital gains distributions, or both, in cash. The election may be made at any time by submitting a written request directly to BISYS Fund Services. In order for a change to be in effect for any dividend or distribution, it must be received by BISYS Fund Services on or before the record date for such dividend or distribution.

As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.

Taxation of the Funds
---------------------

Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock or securities, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock or securities; (ii) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and (iii) at the end of each fiscal quarter maintain at least 50% of the market value of its total assets in cash, U.S. Government Securities, securities of other regulated investment companies, and other securities of issuers that represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, with no more than 25% of its assets invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and which are engaged in the same, similar or related trades and businesses. To satisfy these conditions, the Funds may be limited in their ability to use certain investment techniques and may be required to liquidate assets to distribute income. Moreover, some investment techniques used by the Funds may change the character and amount of income recognized by the Funds. As a regulated investment company that is accorded special tax treatment, each Fund will not be subject to federal income tax on income paid on a timely basis to its shareholders in the form of dividends or capital gain distributions.

If a Fund does not qualify for taxation as a regulated investment company that is accorded special tax treatment for any taxable year, such Fund's income will be subject to corporate income taxes imposed at the Fund level, and all distributions from earnings and profits, including distributions of net exempt-interest income and net capital gain (i.e., the excess, if any, of net long-term capital gain over net short-term capital loss) will be taxable to shareholders as ordinary income. In addition, in order to re-qualify for special taxation as a regulated investment company, such Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" (as defined in the Code) over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

Distributions
-------------

Shareholders of each Fund will be subject to federal income taxes on distributions made by each Fund, whether received in cash or additional shares of the Fund, as described herein and in the Prospectuses. Distributions by each Fund of net income and short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions designated by a Fund as deriving from net gains on securities held for more than one year will be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held shares in the Fund.

Dividends and distributions on a Fund's shares are generally subject to a federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

Distributions, if any, in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a shareholder's shares and, after that basis has been reduced to zero, will constitute capital gains to such shareholder (assuming that such shareholder held its shares as a capital asset).

Generally a Fund may designate dividends eligible for the dividends-received deduction only to the extent that such dividends are derived from dividends paid to the Fund with respect to which the Fund could have taken the dividends-received deduction if it had been a regular corporation. The dividends-received deduction is not available to non-corporate shareholders, Subchapter S corporations or corporations who do not hold their shares for a least 46 days during the 90-day period beginning on the date that is 45 days before the ex-dividend date.

Qualified Dividend Income
-------------------------

For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level)
(1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 120-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, on the case of certain preferred stock, 91 days during the 180-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established security market in the United States) or (b) treated as a foreign personal holding company, foreign investment company, or passive foreign investment company.

In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such Fund's shares. Only qualified dividend income received by a Fund after December 31, 2002 is eligible for pass-through treatment. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than property designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

Exempt-Interest Dividends
-------------------------

Each of the Tax-Exempt Bond Fund and the Tax-Exempt Money Market Fund will be qualified to pay "exempt-interest dividends" to its shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations, the interest on which is exempt from federal income tax. Distributions that the Fund properly designates as exempt-interest dividends are treated as interest excludable from shareholders' gross income for federal income tax purposes but may be taxable for federal alternative minimum tax ("AMT") purposes and for state and local purposes. Exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as a tax preference item in computing the AMT. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the AMT. Because Fund expenses attributable to earning tax-exempt income do not reduce the Fund's current earnings and profits, a portion of any distribution in excess of the Fund's net tax-exempt and taxable income may be considered as paid out of the Fund's earnings and profits and may therefore be treated as a taxable dividend (even though that portion represents a return of the Fund's capital).

If a shareholder incurs or continues indebtedness to purchase or carry shares of either of the Tax-Exempt Bond Fund or the Tax-Exempt Money Market Fund, that portion of interest paid or accrued on such indebtedness that equals the total interest paid or accrued on the indebtedness, multiplied by the percentage of the relevant Fund's total distributions (not including distributions from net long-term capital gains) paid to such shareholder that are exempt-interest dividends, is not deductible for federal income tax purposes. The Internal Revenue Service may consider the purchase of shares to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

Each shareholder is advised to consult his or her tax advisor with respect to whether exempt-interest dividends would retain the exclusion from tax if such shareholder were treated as a "substantial user" or a "related person", as those terms are defined in the Code, with respect to facilities financed through any of the tax-exempt obligations held by the Tax-Exempt Bond Fund or the Tax-Exempt Money Market Fund. In addition, if you receive social security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in the Tax-Exempt Bond Fund or the Tax-Exempt Money Market Fund may have on the taxation of your benefits.

Selling Shares
--------------

Redemptions, sales and exchanges of each Fund's shares are taxable events and, accordingly, shareholders may realize gains and losses on these transactions. Provided the shareholder holds the shares as a capital asset, any gain realized upon a taxable disposition of shares will be treated as long-term capital gain if the shares have been held for more than 12 months. Otherwise, the gain on the redemption, sale or exchange of Fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as a long-term capital loss if the shares have been held for more than 12 months, and otherwise as short-term capital loss. No loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within 30 days prior to the sale of the loss shares or 30 days after such sale.

Long-term capital gain rates applicable to individuals have been temporarily reduced - in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets - for taxable years beginning on or before December 31, 2008.

A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. If a shareholder sells Tax-Exempt Bond Fund shares held for six months or less at a loss, the loss will be disallowed to the extent of any exempt-interest dividends received by the shareholder with respect to the shares. For purposes of determining whether shares have been held for six months or less, the holding period is suspended for any periods during which a shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales.

Discount Securities
-------------------

A Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

Hedging
-------

If a Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to such Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert short-term capital losses into long-term capital losses, or convert long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and character of distributions to shareholders. Such Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

Foreign Securities and Taxes
----------------------------

A Fund's investments in foreign securities, if any, may be subject to foreign withholding taxes. In that case, such Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate such Fund's recognition of ordinary income and may affect the timing or amount of such Fund's distributions.

A Fund's transactions, if any, in foreign currencies are likely to result in a difference between the Fund's book income and taxable income. This difference may cause a portion of the Fund's income distributions to constitute a return of capital for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company.

Backup Withholding
------------------

Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under- reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through the end of 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

The Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations are generally effective for payments made after December 31, 2000. In some circumstances, the new rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisors with respect to the potential application of these new regulations.

Other
-----

Under recently promulgated Treasury regulations, if a shareholder recognizes a loss with respect to a Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement of Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their individual tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Dividends and distributions also may be subject to state and local taxes. To the extent distributions consist of interest from securities of the U.S. Government and certain of its agencies and instrumentalities, they may be exempt from state and local income taxes. Interest from obligations that are merely guaranteed by the U.S. Government or one of its agencies generally is not entitled to this exemption. Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state or local taxes.

The foregoing discussion relates solely to U.S. investors. Non-U.S. investors should consult their tax advisors concerning the tax consequences of ownership of shares of a Fund, including the possibility that distributions may be subject to United States withholding tax.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action.

WHO MANAGES THE ACQUIRED TRUST?

Under the Declaration of Trust (as defined below) and Massachusetts law, the Board has ultimate responsibility for the management of the Acquired Funds. Under the relevant agreements, the Trustees supervise the performance of the Adviser, custodian and other service-providers.

The Trustees and officers of the Acquired Trust and their principal occupations during the past five years are as follows:

                                                                                                     NUMBER OF
                                  POSITION(S)                                                       PORTFOLIOS
                                    WITH THE     TERM OF OFFICE(2)                                    IN FUND
                                    ACQUIRED      AND LENGTH OF     PRINCIPAL OCCUPATIONS DURING      COMPLEX     OTHER TRUSTEESHIPS
     NAME, ADDRESS AND AGE           TRUST(1)      TIME SERVED(7)       THE PAST FIVE YEARS          OVERSEEN               HELD
----------------------------     -------------  ------------------  ----------------------------   -------------  ----- ------------
Interested Trustees(3)
-------------------
Brad L. Badgley(4) (52)          Trustee         10/97 - present   Attorney, Brad L. Badgley,            8          Bank Star One
c/o Brad L. Badgley, P.C.                                          P.C.; Director, Magna Trust                    (1995 to present)
26 Public Square                                                   Company (an affiliate of
Belleville, Illinois 62220                                         Magna Bank, N.A., which
                                                                   merged into Union Planters
                                                                   Bank, National Association
                                                                   ("Union Planters Bank") in
                                                                   1998) (until 1997)

Non-Interested Trustees(3)
-----------------------

Harry R. Maier (58)              Trustee;        12/95 - present   President, Memorial Hospital,         8                 None
c/o Memorial Hospital            Member of                         Belleville, Illinois (since
4500 Memorial Drive              Audit,                            1977); Chief Executive
Belleville, IL  62226            Nominating                        Officer of various affiliates
                                 and Valuation                     of Memorial Hospital (since
                                 Committees                        1987)(5)

Neil Seitz  (61)                 Trustee;        4/96 - present    Professor, School of                  8                 None
c/o School of Business           Member of                         Business, Saint Louis
Saint Louis University           Audit,                            University (since 1975);
3674 Lindell Blvd.               Nominating                        Dean, School of Business,
St. Louis, MO 63108              and Valuation                     Saint Louis University (1993
                                 Committees                        - 2002)

Eugene K. Cashman, Jr. (63)      Trustee;        12/01 - present   President and Chief Executive         8                 None
c/o LHS, Inc.                    Member of                         Officer, Le Bonheur Health
1000 Ridgeway Loop Road          Audit,                            Systems, Inc. (since 1983);
Ste. 310                         Nominating                        President of various
Memphis, TN  38120               and Valuation                     affiliates of Le Bonheur
                                 Committees                        Health Systems, Inc. (since
                                                                   1983)

-------------------
1 Previous  positions  of officers of the  Acquired  Trust  during the past five years with BISYS Fund Services or its affiliates are omitted if not materially different from their current positions.

2 All Trustees  serve until  retirement,  resignation or removal from the Board.
  Each officer of the Acquired Trust serves at the pleasure of the Trustees until his or her successor is elected or qualified, or until he or she sooner dies, resigns, is removed or becomes disqualified.

3 As used in this SAI, the term "Interested Trustee" refers to those Trustees who are "interested persons" (as defined in the 1940 Act) of the Acquired
  Trust, and the term "Non-Interested Trustees" refers to those Trustees who are not "interested persons" of the Acquired Trust.

4 Mr. Badgley is an "interested person" of the Acquired Trust by reason of owning shares of Regions Financial Corporation, the ultimate parent company of Morgan Asset Management, Inc.

5 Morgan Asset Management, Inc. manages investment assets for Memorial Hospital and its affiliates.

                                       65

Officers of the Acquired Trust(6)
---------------------------------

R. Jeffrey Young (40)            President       7/03 - present    Senior Vice President,               N/A                 N/A
c/o BISYS Fund Services                          (President);      BISYS Fund Services (since
3435 Stelzer Road                                7/00 - 7/03       1993)
Columbus, Ohio 43219                             (Secretary);
                                                 4/02 - 7/03
                                                 (Treasurer)

Charles L. Booth (44)            Vice President  10/97 - present   Senior Vice President, BISYS         N/A                 N/A
c/o BISYS Fund Services                                            Fund Services (since 1988)
3435 Stelzer Road
Columbus, Ohio 43219

Charles J. Daly  (33)            Secretary       7/04 - present    Counsel, BISYS Fund Services         N/A                 N/A
c/o BISYS Fund Services                                            (since November 2003);
3435 Stelzer Road                                                  Associate, Goodwin Procter
Columbus, Ohio 43219                                               LLP (2001 - 2003)

Troy A. Sheets (33)              Treasurer       7/03 - present    Vice President, Financial            N/A                 N/A
c/o BISYS Fund Services                                            Services, BISYS Fund Services
3435 Stelzer Road                                                  (since April 2002); Senior
Columbus, Ohio 43219                                               Manager, KPMG LLP (August
                                                                   1993 - March 2002)

Alaina V. Metz (37)              Assistant       10/97 - present   Chief Administrator,                 N/A                 N/A
c/o BISYS Fund Services          Secretary                         Administration Services,
3435 Stelzer Road                                                  BISYS Fund Services (since
Columbus, Ohio 43219                                               1995)


                                                       66

David George (52)                Chief           9/04 - present    Chief Compliance Officer,            N/A                 N/A
Morgan Keegan, & Co., Inc.       Compliance                        Morgan Asset Management, Inc.
52 North Front Street            Officer/AML                       and a Senior Vice President
Memphis, Tennessee 38103         Compliance                        of Morgan Keegan & Company,
                                 Officer                           Inc. (since August 2004);
                                                                   Assistant Director of
                                                                   Compliance and Senior Vice
                                                                   President of Morgan Keegan &
                                                                   Company, Inc. (April 2002 to
                                                                   August 2004);  Branch Manager
                                                                   and First Vice President of
                                                                   Morgan Keegan & Company, Inc.
                                                                   (April 2001 to April 2002);
                                                                   Branch Administrative Officer
                                                                   of the Private Client Group
                                                                   and First Vice President of
                                                                   Morgan Keegan & Company, Inc.
                                                                   (July 1999 to April 2001);
                                                                   Compliance Administrator and
                                                                   Vice President of Morgan
                                                                   Keegan & Company, Inc.
                                                                   (August 1995 to July 1999)

6 Previous positions of officers of the Acquired Trust during the past five years with BISYS Fund Services or its affiliates are omitted if not materially different from their current positions.

7 All Trustees serve until retirement, resignation or removal from the Board of Trustees. Each officer of the Acquired Trust serves at the pleasure of the Trustees until his or her successor is elected or qualified, or until he or she sooner dies, resigns, is removed or becomes disqualified.

The Board has three standing committees - the Audit Committee, the Nominating Committee and the Valuation Committee. Each committee currently consists of Messrs. Cashman, Maier and Seitz. Below is a brief description of each of these committees.

The Audit Committee consists of only Trustees who are not "interested persons" of the Acquired Trust. The Audit Committee oversees the Funds' accounting and financial reporting policies and practices, its internal controls, and the quality and objectivity of the Acquired Trust's financial statements and the independent audit thereof. The Audit Committee also recommends the selection, retention or termination of the Acquired Trust's independent registered public accounting firm to the full Board and acts as a liaison between the Acquired Trust's independent auditors and the full Board. The Audit Committee met twice during the fiscal year ended August 31, 2004.

The Nominating Committee consists of only Trustees who are not "interested persons" of the Acquired Trust. The Nominating Committee nominates any new Non-Interested Trustee and determines the level and manner of compensation of the Non-Interested Trustees of the Acquired Trust. The Nominating Committee will consider nominees for Trustee recommended by shareholders of a Fund, provided the shareholders' recommendations comply with applicable securities laws, including Rule 14a-8 under the Securities Exchange Act of 1934 (the "1934 Act"). The Nominating Committee did not meet during the fiscal year ended August 31, 2004.

The Valuation Committee is responsible for determining the fair value of the Acquired Trust's securities and other assets under certain circumstances in accordance with the Acquired Trust's valuation procedures. At least one member of the Valuation Committee must be a Non-Interested Trustee. The Valuation Committee did not meet during the fiscal year ended August 31, 2004.

The Acquired Trust pays no compensation to its officers. Each Trustee is compensated at the rate of $5,000 per annum plus $1,000 for each meeting of the Trustees he attends. These costs are spread across all Funds of the Acquired Trust, and are allocated to each Fund pro rata based on their relative average net assets for the relevant fiscal period. The Acquired Trust provides no pension or retirement benefits to Trustees, but has adopted a deferred payment arrangement under which each Trustee may elect not to receive fees from the Acquired Trust on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have if they had been invested in each Fund on the normal payment date for such fees. As a result of this method of calculating the deferred payments, each Fund, upon making the deferred payments, will be in the same financial position as if the fees had been paid on the normal payment dates.

The following table sets forth the amount of the compensation paid (or deferred in lieu of current payment) by the Acquired Trust during its fiscal year ended August 31, 2004 to the persons who served as Trustees during all or any portion of such fiscal year:


                      TOTAL COMPENSATION FROM           TOTAL COMPENSATION
   PERSON               THE ACQUIRED TRUST               FROM FUND COMPLEX
                      -----------------------           ------------------

                                                      NON-INTERESTED TRUSTEES

Eugene K. Cashman          $11,000                             $11,000

Harry R. Maier*            $11,000                             $11,000

Neil Seitz                 $11,000                             $11,000

Interested Trustees

Brad L. Badgley            $11,000                             $11,000



* During the fiscal year ended August 31, 2004, Mr. Maier deferred all of his compensation from the Acquired Trust. As of August 31, 2004, Mr. Maier has deferred an aggregate amount of compensation (together with any gains and losses) equal to $73,783.

The table below sets forth the dollar range of Fund shares held by each Trustee as of December 31, 2003.


                                                    Dollar Range of       Aggregate Dollar
     Name of Trustee             Fund                 Fund Shares      Range of Trust Shares
     ---------------             ----                 -----------      ---------------------
Interested Trustees:
--------------------

Brad L. Badgley            Growth & Income Fund   $50,001-$100,000      $50,001-$100,000

                           Intermediate Bond Fund $10,001-$50,000       $50,001-$100,000


Non-Interested Trustees:
------------------------

Harry R. Maier             Growth & Income Fund   $10,001-$50,000       $50,001-$100,000

                           Intermediate Bond Fund $10,001-$50,000       $50,001-$100,000

                           Money Market Fund      $50,001-$100,000      $50,001-$100,000

                                            68


Neil Seitz                 Growth & Income Fund   $10,001-$50,000       $10,001-$50,000

Eugene K. Cashman, Jr.     None                   None             None

Each of the Acquired Trust, the Adviser, BISYS Fund Services, and BISYS Fund Services, LP ("BISYS, L.P." or the "Distributor"), the Acquired Trust's distributor, has adopted a Code of Ethics pursuant to the requirement of the 1940 Act. Under the Code of Ethics, personnel are only permitted to engage in personal securities transactions in accordance with certain conditions relating to such person's position, the identity of the security, the timing of the transaction, and similar factors. Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions of the Code of Ethics. Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.

Lewis Laughlin, Chairman Emeritus of Union Planters Advisors, has served on the Board of Directors of Memorial Foundation, Inc. and Southwest Illinois Health Ventures, Inc. since 1985. Mr. Maier is President of Memorial Hospital and is Chief Executive Officer of various affiliates of Memorial Hospital, including Memorial Foundation, Inc., Memorial Group, Inc. and Southwest Illinois Health Ventures, Inc.

Investment Adviser
------------------

Under a separate investment advisory agreement with each Fund (each, an "Advisory Agreement"), the Adviser provides investment advice for, and supervises the investment programs of, the Funds. the Adviser, located at 417 North 20th Street, Birmingham, Alabama 35203, is an indirect wholly-owned subsidiary of Regions Financial Corporation, a bank holding company incorporated in Tennessee. Regions Financial Corporation, headquartered in Memphis, Tennessee, is one of the largest banking organizations in the country, with total assets of approximately $84.1 billion as of September 30, 2004. Through their offices in several states, Regions Financial Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses.

Prior to June 30, 2004, Union Planters Investment Advisors served as investment advisor to each of the Funds. On June 30, 2004, Union Planters Corporation, the parent of Union Planters Investment Advisors, merged with and into Regions Financial Corporation and the Adviser assumed the duties of Union Investment Advisors under each of the Advisory Agreements.

Prior to May 7, 2001, Union Planters Bank served as investment advisor to each of the Funds. On May 7, 2001, Union Planters Advisors assumed the duties of Union Planters Bank under each of the Advisory Agreements. Union Planters Bank and Union Planters Advisors were both subsidiaries of Union Planters Corporation.

Each of the Funds pays the Adviser an annual investment advisory fee based on a percentage of the Fund's average daily net assets. The amounts of each Fund's fees, and any voluntary waivers by the Advisor with respect thereto, are set forth in the Prospectuses, as may be amended from time to time.

Each Advisory Agreement provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Board of Trustees of the Acquired Trust or by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the Trustees who are not "interested persons" of the Acquired Trust, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to an Advisory Agreement must be approved (i) by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the Trustees who are not such interested persons, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement may be terminated without penalty by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the relevant Fund, upon sixty days' written notice, or by the Adviser upon ninety days' written notice, and terminates automatically in the event of its assignment. In addition, each Advisory Agreement will automatically terminate if the Acquired Trust or the Fund shall at any time be required by the Adviser to eliminate all reference to the word "LEADER" in the name of the Acquired Trust or the Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the relevant Fund and by a majority of the Trustees who are not interested persons of the Acquired Trust or the Adviser.

Each Advisory Agreement provides that the Adviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

the Adviser and its affiliates also provide investment advice to numerous other corporate and fiduciary clients. These other clients sometimes invest in securities in which the Funds also invest. If a Fund and such other clients desire to buy or sell the same portfolio securities at the same time, purchases and sales may be allocated, to the extent practicable, on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities that a Fund purchases or sells. In other cases, however, it is believed that these practices may benefit the Funds. It is the opinion of the Trustees that the desirability of retaining the Adviser as advisor for the Funds outweighs the disadvantages, if any, which might result from these practices.

During the last three fiscal years, each Fund paid the following amounts as investment advisory fees to Union Planters Investment Advisors ("UPIA") (for 2002 and 2003) and to UPIA and the Adviser (for 2004), pursuant to the relevant Advisory Agreement:

                                       GROSS
                          FISCAL      (BEFORE                 NET (AFTER
                        YEAR ENDED   VOLUNTARY                 VOLUNTARY
      FUND               AUGUST 31  REDUCTION)    REDUCTION   REDUCTION)
      ----              ----------  ----------    ---------   ----------

Growth Equity Fund         2003      $97,077       $69,317     $27,760

                        2004 (UPIA)  $237,402      $83,106     $154,296

                         2004 (the   $55,364       $3,691      $51,673
                         Adviser)

Growth & Income Fund
                           2002
                                     $1,178,523    $157,135    $1,021,388
                           2003
                                     $1,006,595    $110,376    $896,219
                        2004 (UPIA)
                                     $978,658      $65,243     $913,415
                         2004 (the
                         Adviser)    $192,224      $0          $192,224

Balanced Fund
                           2002      $357,167      $100,696    $256,471

                           2003      $355,401      $103,171    $252,230

                        2004 (UPIA)  $349,146      $87,287     $261,859

                         2004 (the   $71,917       $17,979     $53,938
                         Adviser)

Tax-Exempt Bond Fund
                            2002     $90,179       $90,179     $0

                            2003     $94,074       $94,074     $0

                        2004 (UPIA)  $82,493       $67,628     $14,865

                         2004 (the   $15,524       $10,867     $4,657
                          Adviser)

Intermediate Bond Fund
                           2002      $572,706      $77,488     $495,218

                           2003      $590,988      $46,735     $544,253

                        2004 (UPIA)  $480,044      $19,200     $460,844

                         2004 (the   $90,097       $3,604      $86,493
                         Adviser)

Short Term Bond Fund
                           2002      $143,821      $101,699    $42,122

                           2003      $202,200      $108,260    $93,940

                        2004 (UPIA)  $279,777      $115,216    $164,561

                         2004 (the   $66,538       $24,196     $42,342
                         Adviser)

Tax-Exempt Money Market
Fund                       2002      $119,091      $103,441    $15,650

                           2003      $115,838      $76,868     $38,970

                        2004 (UPIA)  $78,685       $42,549     $36,136

                         2004 (the   $14,630       $10,972     $3,658
                          Adviser)

Money Market Fund
                           2002      $1,495,350    $547,193    $948,157

                           2003      $1,048,893    $393,336    $655,557

                        2004 (UPIA)  $769,906      $288,716    $481,190

                         2004 (the   $150,915      $56,594     $94,321
                         Adviser)

Board Approval of Existing Advisory Agreements
----------------------------------------------

The Board, including all of the Trustees who are not "interested persons" as that term is defined in the 1940 Act (the "Independent Trustees"), held two in-person meetings for the purpose of considering the New Agreement. The Board unanimously determined to approve the New Agreement, subject to shareholder approval, at a meeting held on July 13, 2004. In considering the New Agreement, the Board of Trustees, including the Independent Trustees, received and considered materials specifically relating to the Adviser and the New Agreement. These materials included (i) information regarding the investment performance of investment portfolios managed by the Adviser; (ii) information about the Adviser's personnel, research capabilities, operations and proposed management of the Funds; (iii) information regarding each Fund's investment performance and advisory fees under the Former Agreements as well as the advisory fees proposed under the New Agreement; (iv) representations by the Adviser that it would provide advisory and other services to each Fund of a scope and quality at least equivalent to the scope and quality of the services provided to each Fund under the Former Agreements; (v) information from the Adviser regarding the personnel that would provide advisory services to each Fund; (vi) information regarding the Adviser's soft dollar practices; and (vii) other information regarding the Adviser, Regions and the Merger.

In determining to approve the New Agreement, the Board carefully considered the benefits to shareholders of retaining the Adviser as investment adviser to each Fund. In this regard, the Board considered a number of factors, including, among others, the nature, scope and quality of services that the Adviser would likely provide under the New Agreement; that the advisory fee rates and other fees paid by the Funds would not change as a result of implementing the New Agreement; the quality and depth of personnel of the Adviser organization before and after the Merger; the capacity of the Adviser to perform its duties under the New Agreement and its commitment to provide these services in the future; the financial standing of the Adviser and its affiliates; the experience and expertise of the Adviser as an investment adviser, both in general, as reflected in the amount of assets under management, and in particular, with respect to its experience managing registered investment companies with investment programs similar to those of the Funds. The Board also considered that the terms of the New Agreement would be substantially identical to the terms of the Former Agreements (except for dates of execution, effectiveness and initial term).

Based on their evaluation of the all factors they deemed to be relevant, the Trustees, including the Independent Trustees, reached the following conclusions:
(i) that the Adviser was committed to providing advisory and other services to each Fund of a scope and quality at least equivalent to the scope and quality of the services provided under the Former Agreements; (ii) that the Adviser's resources, including the investment professionals proposed to assume primary responsibilities for managing the Funds under the New Agreements, were adequate in light of the services to be provided; (iii) that the Adviser's research capabilities were at least equivalent to the research capabilities of the Former Advisor; and (iv) that the proposed advisory fee rates were fair and reasonable based on the anticipated quality of the services to be provided by the Adviser.

After reviewing all factors they deemed to be relevant, the Trustees, including the Independent Trustees, unanimously approved the New Agreement with respect to each Fund and directed that it be presented to the Shareholders of each Fund for approval.

Administrator
-------------

BISYS, L.P., 3435 Stelzer Road, Columbus, Ohio 43219, under an agreement with the Acquired Trust (the "Administration Agreement"), provides management and administrative services to the Funds, and, in general, supervises the operations of the Acquired Trust. BISYS, L.P. does not provide investment advisory services. As part of its duties, BISYS, L.P. provides office space, equipment and clerical personnel for managing and administering the affairs of the Acquired Trust. BISYS, L.P. supervises the provision of custodial, auditing, valuation, bookkeeping, legal, and dividend disbursing services and provides other management and administrative services. The Acquired Trust pays BISYS, L.P. a fee for its services to each Fund at the annual rate of 0.20% of the Acquired Trust's average daily net assets.

For the fiscal year ended August 31, 2004 pursuant to the terms of the Administration Agreement, the following Funds paid BISYS, L.P. the following amounts: the Growth Equity Fund - $73,422 (which is $4,649 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.19% of the Fund's average daily net assets); the Growth &

Income Fund - $296,184 (which is $16,052 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.19% of the Fund's average daily net assets); the Balanced Fund - $99,659 (which is $5,607 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0..19% of the Fund's average daily net assets); the Tax-Exempt Bond Fund - $32,545 (which is $6,662 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.17% of the Fund's average daily net assets); the Intermediate Bond Fund - $216,866 (which is $11,191 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.19% of the Fund's average daily net assets); the Short Term Bond Fund - $118,414 (which is $7,519 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.19% of the Fund's average daily net assets); the Tax-Exempt Money Market Fund - $34,994 (which is $11,664 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.15% of the Fund's average daily net assets); and the Money Market Fund - $381,915 (which is $78,500 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.17% of the Fund's average daily net assets). For the fiscal year ended August 31, 2003 pursuant to the terms of the Administration Agreement, the following Funds paid BISYS, L.P. the following amounts: the Growth Equity Fund - $25,888; the Growth & Income Fund - $268,473; the Balanced Fund - $88,654; the Tax-Exempt Bond Fund - $37,639 (which is $6,828 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.17% of the Fund's average daily net assets); the Intermediate Bond Fund - $236,432; the Short Term Bond Fund - $73,622; the Tax-Exempt Money Market Fund - $49,119 (which is $12,280 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.16% of the Fund's average daily net assets); and the Money Market Fund - $524,452 (which is $77,706 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.17% of the Fund's average daily net assets). For the fiscal year ended August 31, 2002 pursuant to the terms of the Administration Agreement, the following Funds paid BISYS, L.P. the following amounts: the Growth & Income Fund
- $314,276; the Balanced Fund - $89,293; the Tax-Exempt Bond Fund - $30,914 (which is $5,158 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.17% of the Fund's average daily net assets); the Intermediate Bond Fund - $229,085; the Short Term Bond Fund - $52,299; the Tax-Exempt Money Market Fund - $46,315 (which is $13,231 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.16% of the Fund's average daily net assets); and the Money Market Fund - $623,707 (which is $123,975 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.17% of the Fund's average daily net assets).

Administrative Services Plans (Investor B Shares and Sweep Shares Only)

Investor B Shares of each Fund adopted an Administrative Service Plan (the "Investor B Service Plan"), effective as of October 1, 2002, as referenced in the Investor Shares Prospectus. Sweep Shares of each Fund adopted an Administrative Services Plan (the "Sweep Service Plan", and together with the Investor B Service Plan, the "Service Plans"), effective as of September 1, 2000, as referenced in the Sweep Share Prospectus. This Statement contains additional information that may be of interest to investors.

Continuance of each Service Plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees that are not "interested persons" of the Funds. All material amendments to the Service Plans must be approved by the Trustees and the Non-Interested Trustees. The Service Plans may be amended to increase or otherwise change the costs Investor B Shares and Sweep Shares bear for services covered by the Service Plans without shareholder vote. The Service Plans may be terminated without penalty, at any time, by a majority of the disinterested Trustees. The Acquired Trust may compensate financial institutions that have entered into servicing agreements with the Acquired Trust pursuant to the Service Plans for providing a range of administrative support services to certain Fund shareholders that may also be customers of the financial institution.

Institutional Shares of each Fund adopted an Administrative Services Plan (the "Service Plan") effective as of September 1, 2000 (December 1, 2002 with respect to the Growth Equity Fund), as referenced in the Prospectus. This Statement contains additional information that may be of interest to investors.

Continuance of the Service Plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees that are not "interested persons" of the Funds. All material amendments to the Service Plan must be approved by the Trustees and the Non-Interested Trustees. The Service Plan may be amended to increase or otherwise change the costs Institutional Shares bear for services covered by the Service Plan without shareholder vote. The Service Plan may be terminated without penalty, at any time, by a majority of the disinterested Trustees. The Trust may compensate financial institutions that have entered into servicing agreements with the Trust pursuant to the Service Plan for providing a range of administrative support services to certain Fund shareholders that may also be customers of the financial institution.

Distribution Arrangements and Distribution and Service (Rule 12b-1) Plan (Investors A Shares and Investor B Shares Only)

Investor A Shares and Investor B Shares of each Fund have each adopted a distribution and service plan pursuant to Rule 12b-1 under the 1940 Act ("Rule 12b-1 Plan"), as described in the Investor Shares Prospectus. This SAI contains additional information that may be of interest to investors.

Continuance of each Rule 12b-1 Plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees that are not "interested persons" of the Funds and who have no direct or indirect interest in the Rule 12b-1 Plan or related arrangements (the "Qualified Trustees"), cast in person at a meeting called for that purpose. All material amendments to a Rule 12b-1 Plan must be likewise approved by the Trustees and the Qualified Trustees. A Rule 12b-1 Plan may not be amended in order to increase materially the costs which Investor A Shares or Investor B Shares of the Funds may bear for distribution and service pursuant to such plan without also being approved by a majority of the outstanding voting securities of the Investor A Shares or Investor B Shares, respectively, of such Fund. Each Rule 12b-1 Plan automatically terminates in the event of its assignment and may be terminated without penalty, at any time, by a majority of the Qualified Trustees or by a vote of a majority of the outstanding voting securities of the Investor A Shares of the relevant Fund (with respect to such class of shares) or by the vote of a majority of the outstanding voting securities of the Investor B Shares of the relevant Fund (with respect to such class of shares).

Rule 12b-1 fees are payable to BISYS, L.P., as distributor, for services rendered and expenses borne by the Distributor in connection with the distribution of Investor A Shares and Investor B Shares, in connection with the personal service rendered to holders of Investor A Shares and Investor B Shares or in connection with the maintenance of accounts of holders of Investor A Shares and Investor B Shares. These fees are payable by the Fund to the Distributor regardless of actual expenses incurred. Benefits to the Funds and their shareholders resulting from the Rule 12b-1 Plans are believed to include
(i) enhanced shareholder service, (ii) asset retention, (iii) enhanced bargaining position with third party service-providers and economies of scale arising from having higher asset levels and (iv) portfolio management opportunities arising from having enhanced positive cash flow.

The following table shows the amounts of Rule 12b-1 fees paid by Investor A Shares and Investor B Shares of each Fund during the fiscal year ended August 31, 2004:


Fund                                   Investor A Shares     Investor B Shares
----                                   -----------------     -----------------

Growth Equity Fund                          $15,636               $2,129
Growth & Income Fund                        $32,690               $9,650
Balanced Fund                                $3,718               $7,180
Tax-Exempt Bond Fund                         $7,419               $14,992
Intermediate Bond Fund                      $22,617               $8,271
Short Term Bond Fund                        $20,999               $11,221
Tax-Exempt Money Market Fund                 $3,364                 N/A
Money Market Fund                          $431,484                 N/A

During the fiscal year ended August 31, 2004, the expenses of BISYS, L.P. relating to the Investor A Shares and Investor B Shares of each Fund's 12b-1 plans were as follows:

Growth Equity Fund

                                                     Investor A      Investor B
                                                       Shares          Shares
                                                     ----------      ----------

      Compensation to broker-dealers..........          $15,636          $2,129
      Miscellaneous/Other.....................               $0              $0

Growth & Income Fund

                                                     Investor A      Investor B
                                                       Shares          Shares
                                                     ----------      ----------

      Compensation to broker-dealers..........          $31,415          $9,650
      Miscellaneous/Other.....................           $1,275              $0

Balanced Fund

                                                     Investor A      Investor B
                                                       Shares          Shares
                                                     ----------      ----------

      Compensation to broker-dealers..........           $3,525          $7,180
      Miscellaneous/Other.....................             $193              $0

Tax-Exempt Bond Fund

                                                     Investor A      Investor B
                                                       Shares          Shares
                                                     ----------      ----------

      Compensation to broker-dealers..........           $7,362         $14,992
      Miscellaneous/Other.....................              $57              $0

Intermediate Bond Fund

                                                     Investor A      Investor B
                                                       Shares          Shares
                                                     ----------      ----------

      Compensation to broker-dealers..........          $22,539          $8,271
      Miscellaneous/Other.....................              $78              $0


Short Term Bond Fund

                                                     Investor A      Investor B
                                                       Shares          Shares
                                                     ----------      ----------

      Compensation to broker-dealers..........          $20,999         $11,221
      Miscellaneous/Other.....................               $0              $0

Tax-Exempt Money Market Fund

                                                     Investor A      Investor B
                                                       Shares          Shares
                                                     ----------      ----------

      Compensation to broker-dealers..........           $3,364             N/A
      Miscellaneous/Other.....................               $0             N/A

Money Market Fund

                                                     Investor A      Investor B
                                                       Shares          Shares
                                                     ----------      ----------

      Compensation to broker-dealers..........         $430,655             N/A
      Miscellaneous/Other.....................             $829             N/A

Investor A Shares of the Funds (other than the Money Funds) are sold subject to an initial sales charge which, together with the applicable dealers' reallowance, are described in the Investor Share Prospectus. The Fund's Distributor reserves the right to pay the entire sales charge on purchases of Investor A Shares to dealers. In addition, the Distributor may, from time to time, implement programs under which a broker-dealer's sales force may be eligible to win nominal awards for certain sales efforts. If any such program is made available to any broker- dealer, it will be made available to all broker-dealers on the same terms. Payments made under such programs are made by the Distributor out of its own assets and not out of the assets of the Funds.. These programs will not change the price of Investor A Shares or the amount that the Funds will receive from such sales. In addition, the Distributor may, from time to time, pay a dealer concession of up to 1.00% of the offering price of Investor A Shares purchased without a sales charge.

Investor B Shares are not sold subject to an initial sales charge, but do bear "contingent deferred sales charges" ("CDSC"), as described in the Prospectus. Redemptions of Investor B Shares within six years of purchase are subject to a CDSC. Proceeds from any CDSC are paid to the Distributor and are used by the Distributor to defray the expenses for services the Distributor provides the Acquired Trust. The Distributor may, in its discretion, pay (reallow) the entire CDSC imposed on the redemption of Investor B Shares to investment dealers from time to time.

ACQUIRED TRUST EXPENSES. The Acquired Trust pays the compensation of its Trustees; registration, filing and other fees in connection with requirements of regulatory authorities; all charges and expenses of its custodian and transfer agent; the charges and expenses of its independent registered public accounting firm; all brokerage commissions and transfer taxes in connection with portfolio transactions; all taxes and fees payable to governmental agencies; the cost of any certificates representing shares of the Funds; the expenses of meetings of the shareholders and Trustees of the Acquired Trust; the charges and expenses of the Acquired Trust's legal counsel; interest on any borrowings by the Funds; the cost of services, including services of counsel, required in connection with the preparation of, and the cost of printing, the Acquired Trust's registration statements and prospectuses, including amendments and revisions thereto, annual, semiannual and other periodic reports of the Acquired Trust, and notices and proxy solicitation material furnished to shareholders or regulatory authorities, to the extent that any such materials relate to the Acquired Trust or its shareholders; and the Acquired Trust's expenses of bookkeeping, accounting, auditing and financial reporting, including related clerical expenses.

CUSTODIAL ARRANGEMENTS. Union Planters Bank, One South Church Street, Suite 500, Belleville, Illinois 62220, serves as the custodian for each of the Funds. As custodian, Union Planters Bank holds in safekeeping securities and cash belonging to the Funds and, in such capacity, is the registered owner of securities held in book entry form belonging to the Funds. Upon instruction, the custodian receives and delivers cash and securities of the Funds in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. Pursuant to an agreement with the Acquired Trust, the custodian receives compensation from each Fund for such services based upon a percentage of each Fund's average daily net assets.

TRANSFER AND DIVIDEND PAYING AGENT. BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219, serves as transfer agent and dividend paying agent of each of the Funds. In such capacity, BISYS Fund Services performs certain shareholder servicing functions, including processing purchase and redemption orders and mailing certain Fund communications to shareholders. Pursuant to an agreement with the Acquired Trust, BISYS Fund Services receives a fixed annual fee and additional compensation based upon services provided.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.. The Funds' independent registered public accounting firm is PricewaterhouseCoopers LLP, 100 East Broad Street, Columbus, Ohio 43215. PricewaterhouseCoopers LLP conducts an annual audit of the Acquired Trust's financial statements, assists in the preparation of the Funds' federal and state income tax returns and consults with the Funds as to matters of accounting and federal and state income taxation.

The report of PricewaterhouseCoopers LLP on the financial statements for the fiscal year ended August 31, 2004 contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principle. In addition, in connection with their audit for the fiscal year ended August 31, 2004, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers

LLP, would have caused them to make reference thereto in their report on the financial statements for such year.

Portfolio Transactions and Brokerage
------------------------------------

Transactions on U.S. stock exchanges and other agency transactions for the account of a Fund involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or markup. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. It is anticipated that most purchases and sales of securities by the Funds (except for the Growth Equity Fund, the Growth & Income Fund and the Balanced Fund) will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, only the Growth Equity Fund, the Growth & Income Fund and the Balanced Fund will typically pay significant brokerage commissions with respect to securities transactions.

It has for many years been a common practice in the investment advisory business for advisors of investment companies and other institutional investors to receive "brokerage and research services" (as defined in the 1934 Act) from broker-dealers that execute portfolio transactions for the clients of such advisors and from third parties with which such broker-dealers have arrangements. the Adviser or its affiliates receive brokerage and research services and other similar services from many broker-dealers with which the Adviser places the Funds' portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, newspapers, magazines, pricing services, quotation services, news services, timing services and personal computers utilized by the Adviser's or its affiliates' portfolio managers and analysts. Some of these services are of value to the Adviser and its affiliates in advising various of their clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The management fees paid by the Funds are not reduced because the Adviser and its affiliates receive these services, even though the Adviser might otherwise be required to purchase some of these services for cash.

The Adviser places all orders for the purchase and sale of portfolio investments for the Funds. In doing so, the Adviser uses its best efforts to obtain for each Fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Adviser, having in mind the Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

As permitted by Section 28(e) of the 1934 Act, the Adviser may cause each Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to the Adviser or its affiliates an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the Fund on an agency basis in excess of the commission which another broker would have charged for effecting that transaction. the Adviser's authority to cause the Funds to pay any such greater commissions is also subject to such policies as the Acquired Trust's Trustees may adopt from time to time. It is the position of the staff of the SEC that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, the Adviser will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

Under the 1940 Act, persons affiliated with the Acquired Trust are prohibited from dealing with the Funds as a principal in the purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principals for their own accounts, affiliated persons of the Acquired Trust, such as BISYS Fund Services, may not serve as the Funds' dealer in connection with such transactions.

During the fiscal year ended August 31, 2003 and August 31, 2004, the Acquired Trust paid, on behalf of the Growth Equity Fund, approximately $19,443 and $31,437 respectively, in brokerage commissions. During the fiscal years ended

August 31, 2002, August 31, 2003 and August 31, 2004, the Acquired Trust paid, on behalf of the Growth & Income Fund, approximately $24,317, $52,416 and $36,078 respectively, in brokerage commissions. During the fiscal years ended August 31, 2002, August 31, 2003 and August 31, 2004, the Acquired Trust paid, on behalf of the Balanced Fund, approximately $2,701, $29,674 and $57,859 respectively, in brokerage commissions. No such commissions were paid to affiliates of the Acquired Trust.

The Funds may engage in certain transactions involving affiliates. When one Fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both Funds to benefit by reducing transaction costs.

Proxy Voting Policies and Procedures
------------------------------------

The Acquired Trust has adopted a proxy voting policy which delegates the authority and responsibility to vote proxies related to its portfolio securities to the Adviser. Therefore, the Board of Trustees has reviewed and approved the use of the proxy voting policies and procedures of the Adviser on behalf of each Fund when exercising voting authority on behalf of such Fund. Information regarding how the Acquired Trust voted proxies relating to portfolio securities during the recent twelve month period ended June 30 may be obtained free of charge by calling 1-800-219-4182, or by visiting the Acquired Trust's web-site at http://www.leadermututalfunds.com; this information may also be obtained at the SEC's web-site, http://www.sec.gov. The Adviser's proxy voting policies on a particular issue may or may not reflect the views of individual members of the Board of Trustees, or a majority of the Board of Trustees.

Portfolio Holdings Disclosure Policy
------------------------------------

It is the policy of the Acquired Trust, with respect to each Fund, to disclose to the general public the portfolio holdings of each Fund: (i) in regular public filings made with the Securities and Exchange Commission; and (ii) on a quarterly basis in the Funds' quarterly fact sheets which are available on the Funds' web-site (lag-time on quarterly fact sheets). The Funds may also disclose portfolio holding information in response to requests from regulatory or government entities. Under certain circumstances the Funds may also make portfolio holding information available more frequently to (i) certain service providers to enable the provider to perform its contractual services for the Funds and (ii) rating and ranking organizations. Any other recipients, including individual investors, institutional investors, and affiliated persons, must request information regarding the portfolio holdings of the Funds according to the procedures contained in the Funds' policies. All request for information regarding the portfolio holdings of the Funds must be made to the Funds' President or Treasurer and such information will only be disclosed if (i) the President or Treasurer determines that the Fund has a legitimate business purpose for disclosing the portfolio holdings information; (ii) the disclosure is approved by the Funds' chief compliance officer; and (iii) the recipient signs a confidentiality agreement. Neither a Fund, the Adviser nor any other party is permitted to receive compensation or other consideration from or on behalf of the recipient in connection with disclosure to the recipient of the Fund's non-public portfolio holdings.

The Board will review and make a determination regarding the distribution of any portfolio holdings information that may present a conflict of interest between the Funds' shareholders and the Funds' services providers or affiliates. The Board oversees the Funds' portfolio holdings disclosure policies through communications with the Funds' chief compliance officer who is responsible for administering the policy.

RECORD AND BENEFICIAL OWNERS OF 5% OR MORE OF THE FUNDS

ACQUIRING FUNDS

The table below sets forth on a PRO FORMA basis the names, addresses and percentage ownership of those persons who are anticipated to be beneficial owners of more than 5% of the shares of Class A and Class I of any Acquiring Fund as of December 13, 2004. Owners of 25% or more of the outstanding shares of an Acquired Fund may be presumed to "control" that Fund, as that term is defined under the 1940 Act.

                                                                 PERCENT OF THE
                                                                    CLASS TOTAL
                                                                 ASSETS HELD BY
FUND/CLASS                                NUMBER OF SHARES      THE SHAREHOLDER

REGIONS MORGAN KEEGAN SELECT
LEADER BALANCED FUND - CLASS A

MORGAN KEEGAN AND CO  FBO
DANITA WIGGINS  ROTH IRA
6536 MYRON AVE
SAINT LOUIS  MO  63121                        57383.073             24.08%

FEDERATED INVESTORS TRUST COMPANY
NORTHEAST ARKANSAS CLINIC
5800 CORPORATE DRIVE
ATTN RELATIONSHIP MANAGER
PITTSBURGH  PA  152377000                     25399.57              10.66%

MORGAN KEEGAN AND CO  FBO
NANCY L PATTERSON  ROTH IRA
10117 GUILFORD
INDIANAPOLIS  IN  46280                       65175.54              27.35%

REGIONS MORGAN KEEGAN SELECT
LEADER BALANCED FUND - INSTITUTIONAL

STERLING TRUST COMPANY AS AGENT
UNION PLANTERS BANK AS TRUSTEE FBO
1380 LAWRENCE ST STE 1400
DENVER  CO  80204                           5098774.973             99.52%

                                                                 PERCENT OF THE
                                                                    CLASS TOTAL
                                                                 ASSETS HELD BY
FUND/CLASS                                NUMBER OF SHARES      THE SHAREHOLDER
REGIONS MORGAN KEEGAN SELECT
LEADER GROWTH & INCOME FUND - CLASS A

ASTON & COMPANY
PO BOX 523
BELLEVILLE  IL  62222                        127041.778               32.67%

MORGAN KEEGAN AND CO  FBO
LINDA S HUTCHINSON  ROTH IRA
3618 DIXIE DR
SAINT ANN  MO  63074                          69917.058               17.98%

MORGAN KEEGAN AND CO  FBO
MOIRA J ROMINE  ROTH IRA
10306 E EDGEWOOD AVE
INDIANAPOLIS  IN  46239                       33985.00                 8.74%


REGIONS MORGAN KEEGAN SELECT
LEADER GROWTH & INCOME FUND -
 INSTITUTIONAL

UNION PLANTERS ISTCO
PO BOX 523
BELLVILLE  IL  62222-0523                   2706502.591               54.44%

STERLING TRUST COMPANY AS AGENT
UNION PLANTERS BANK AS TRUSTEE FBO
1380 LAWRENCE ST STE 1400
DENVER  CO  80204                           2139718.148               43.04%

                                                                 PERCENT OF THE
                                                                    CLASS TOTAL
                                                                 ASSETS HELD BY
FUND/CLASS                                NUMBER OF SHARES      THE SHAREHOLDER

REGIONS MORGAN KEEGAN SELECT
LEADER GROWTH EQUITY FUND - CLASS A

ASTON & COMPANY
PO BOX 523
BELLEVILLE  IL  62222                        255753.91                65.94%

MORGAN KEEGAN AND CO  FBO
CHARLES A SHEPPARD  IRA
2528 W  17TH ST
INDIANAPOLIS  IN  46222                       48480.255               12.50%

MORGAN KEEGAN AND CO  FBO
VELMA VILLAFRANCA  IRA
11540 SHEFFIELD
FLORISSANT  MO  63033                         23034.46                 5.94%

REGIONS MORGAN KEEGAN SELECT
LEADER GROWTH EQUITY FUND -
 INSTITUTIONAL

UNION PLANTERS ISTCO
PO BOX 523
BELLVILLE  IL  62222-0523                   2710710.30                99.61%

REGIONS MORGAN KEEGAN SELECT
LEADER INTERMEDIATE BOND FUND - CLASS A

ASTON & COMPANY
PO BOX 523
BELLEVILLE  IL  62222                       254813.472                51.659%

MORGAN KEEGAN AND CO  FBO
DAVID YOUNG  IRA
77259 DONNIE ROAD
FOLSOM  LA  70437                            59027.861                11.97%

                                                               PERCENT OF THE
                                                                  CLASS TOTAL
                                                               ASSETS HELD BY
FUND/CLASS                                NUMBER OF SHARES    THE SHAREHOLDER

MORGAN KEEGAN AND CO  FBO
GARY W WEBB  IRA
9504 WEST MILTON
OVERLAND  MO  63114                          31011.72                  6.29%

REGIONS MORGAN KEEGAN SELECT
LEADER INTERMEDIATE BOND FUND -
 INSTITUTIONAL

UNION PLANTERS ISTCO
PO BOX 523
BELLVILLE  IL  62222-0523                  6906729.97                 90.33%

STERLING TRUST COMPANY AS AGENT
UNION PLANTERS BANK AS TRUSTEE FBO
1380 LAWRENCE ST STE 1400
DENVER  CO  80204                          626528.664                  8.19%

REGIONS MORGAN KEEGAN SELECT
LEADER MONEY MARKET FUND - CLASS A

MORGAN KEEGAN & CO INC
50 N FRONT ST MORGAN KEEGAN TOWER
ATTN DEBORAH MCDONALD
MEMPHIS  TN  38103                       60420670.41                  98.63%

REGIONS MORGAN KEEGAN SELECT
LEADER MONEY MARKET FUND -
 INSTITUTIONAL
UNION PLANTERS ISTCO
PO BOX 523
BELLVILLE  IL  62222-0523                47716246.40                  39.55%

BANK OF HAWAII
PO BOX 1930
HONOLULU  HI  96805-1930                 47084308.96                  39.02%

STERLING TRUST COMPANY AS AGENT
UNION PLANTERS BANK AS TRUSTEE FBO
1380 LAWRENCE ST STE 1400
DENVER  CO  80204                        20997904.147                 17.40%

                                                                 PERCENT OF THE
                                                                    CLASS TOTAL
                                                                 ASSETS HELD BY
FUND/CLASS                                NUMBER OF SHARES      THE SHAREHOLDER


REGIONS MORGAN KEEGAN SELECT
LEADER SHORT TERM BOND FUND - CLASS A

ASTON & COMPANY
PO BOX 523
BELLEVILLE  IL  62222                       367917.61                 56.78%

MORGAN KEEGAN AND CO  FBO
CARL B TERRY  IRA
4150 W  116TH ST
ZIONSVILLE  IN  46077                        52088.255                 8.04%

ACQUIRED FUNDS

The table below sets forth the names, addresses and percentage ownership of those shareholders known to the Acquired Trust as owning beneficially 5% or more of the outstanding Investor A Shares, Investor B Shares, Institutional Shares and Sweep Shares of any Acquired Fund as of December 13, 2004. Owners of 25% or more of the outstanding shares of a Fund may be presumed to "control" that Fund, as that term is defined under the 1940 Act.

                                                                 PERCENT OF THE
                                                                    CLASS TOTAL
                                                                 ASSETS HELD BY
FUND/CLASS                                NUMBER OF SHARES      THE SHAREHOLDER

LEADER BALANCED FUND - INVESTOR A

MORGAN KEEGAN AND CO  FBO
DANITA WIGGINS  ROTH IRA
6536 MYRON AVE
SAINT LOUIS  MO  63121                       57383.073                41.47%

FEDERATED INVESTORS TRUST COMPANY
NORTHEAST ARKANSAS CLINIC
5800 CORPORATE DRIVE
ATTN RELATIONSHIP MANAGER
PITTSBURGH  PA  152377000                    25399.57                 18.35%

MORGAN KEEGAN AND CO  FBO
JOHN C SNYDER
U A 8 12 83
JOHN C   CARMA G SNYDER JOINT TR
DECATUR  IL  62521-3731                      11009.63                  7.96%

LEADER BALANCED FUND - INVESTOR B

MORGAN KEEGAN AND CO  FBO
NANCY L PATTERSON  ROTH IRA
10117 GUILFORD
INDIANAPOLIS  IN  46280                      65668.046                67.15%

MORGAN KEEGAN AND CO  FBO
JOSEPH EASON
7069 KENNEDY
ST LOUIS  MO  63130                           8403.479                 8.59%

LEADER BALANCED FUND - INSTITUTIONAL

STERLING TRUST COMPANY AS AGENT
UNION PLANTERS BANK AS TRUSTEE FBO
1380 LAWRENCE ST STE 1400
DENVER  CO  80204                          5098774.973                99.52%

                                                                 PERCENT OF THE
                                                                    CLASS TOTAL
                                                                 ASSETS HELD BY
FUND/CLASS                                  NUMBER OF SHARES    THE SHAREHOLDER


LEADER GROWTH & INCOME FUND - INVESTOR A

ASTON & COMPANY
PO BOX 523
BELLEVILLE  IL  62222                       127041.778                37.62%

MORGAN KEEGAN AND CO  FBO
LINDA S HUTCHINSON  ROTH IRA
3618 DIXIE DR
SAINT ANN  MO  63074                         69917.058                20.71%

LEADER GROWTH & INCOME FUND - INVESTOR B

MORGAN KEEGAN AND CO  FBO
MOIRA J ROMINE  ROTH IRA
10306 E EDGEWOOD AVE
INDIANAPOLIS  IN  46239                      34207.352                63.65%

MORGAN KEEGAN AND CO  FBO
JOSEPH EASON
7069 KENNEDY
ST LOUIS  MO  63130                           3792.299                 7.06%

LEADER GROWTH & INCOME FUND -
 INSTITUTIONAL

UNION PLANTERS ISTCO
PO BOX 523
BELLVILLE  IL  62222-0523                  2706502.591                54.44%

STERLING TRUST COMPANY AS AGENT
UNION PLANTERS BANK AS TRUSTEE FBO
1380 LAWRENCE ST STE 1400
DENVER  CO  80204                          2139718.148                43.04%

                                                                 PERCENT OF THE
                                                                     CLASS TOTAL
                                                                  ASSETS HELD BY
FUND/CLASS                                  NUMBER OF SHARES    THE SHAREHOLDER



LEADER GROWTH EQUITY FUND - INVESTOR A

ASTON & COMPANY
PO BOX 523
BELLEVILLE  IL  62222                        255753.91                71.83%

MORGAN KEEGAN AND CO  FBO
CHARLES A SHEPPARD  IRA
2528 W  17TH ST
INDIANAPOLIS  IN  46222                      48480.255                13.62%

LEADER GROWTH EQUITY FUND - INVESTOR B

MORGAN KEEGAN AND CO  FBO
VELMA VILLAFRANCA  IRA
11540 SHEFFIELD
FLORISSANT  MO  63033                        23290.66                 63.62%

MORGAN KEEGAN AND CO  FBO
MICHAEL S SANTY
115 TALLMADGE CT
HUNTSVILLE  AL  35824                         2215.19                  6.05%

LEADER GROWTH EQUITY FUND - INSTITUTIONAL

UNION PLANTERS ISTCO
PO BOX 523
BELLVILLE  IL  62222-0523                  2710710.30                 99.61%

LEADER INTERMEDIATE BOND FUND -
 INVESTOR A

ASTON & COMPANY
PO BOX 523
BELLEVILLE  IL  62222                       254813.472                58.59%

MORGAN KEEGAN AND CO  FBO
DAVID YOUNG  IRA
77259 DONNIE ROAD
FOLSOM  LA  70437                            59027.861                13.57%

                                                                 PERCENT OF THE
                                                                    CLASS TOTAL
                                                                 ASSETS HELD BY
FUND/CLASS                                NUMBER OF SHARES      THE SHAREHOLDER

LEADER INTERMEDIATE BOND FUND -
 INVESTOR B

MORGAN KEEGAN AND CO  FBO
GARY W WEBB  IRA
9504 WEST MILTON
OVERLAND  MO  63114                          31158.167                50.25%

LEADER INTERMEDIATE BOND FUND -
 INSTITUTIONAL

UNION PLANTERS ISTCO
PO BOX 523
BELLVILLE  IL  62222-0523                  6906729.97                 90.33%

STERLING TRUST COMPANY AS AGENT
UNION PLANTERS BANK AS TRUSTEE FBO
1380 LAWRENCE ST STE 1400
DENVER  CO  80204                           626528.664                 8.19%

LEADER MONEY MARKET FUND - INVESTOR A

MORGAN KEEGAN & CO INC
50 N FRONT ST MORGAN KEEGAN TOWER
ATTN DEBORAH MCDONALD
MEMPHIS  TN  38103                        60420670.41                 98.63%

LEADER MONEY MARKET FUND - INSTITUTIONAL
UNION PLANTERS ISTCO
PO BOX 523
BELLVILLE  IL  62222-0523                 47716246.40                 41.16%

BANK OF HAWAII
PO BOX 1930
HONOLULU  HI  96805-1930                  47084308.96                 40.62%

STERLING TRUST COMPANY AS AGENT
UNION PLANTERS BANK AS TRUSTEE FBO
1380 LAWRENCE ST STE 1400
DENVER  CO  80204                         20997904.147                18.11%

                                                                 PERCENT OF THE
                                                                    CLASS TOTAL
                                                                 ASSETS HELD BY
FUND/CLASS                                NUMBER OF SHARES      THE SHAREHOLDER

LEADER MONEY MARKET FUND - SWEEP

UNION PLANTERS BANK
P O BOX 387
ATTN LINDA P DUNN
MEMPHIS  TN  38147                         4729271.02                100.00%

LEADER SHORT TERM BOND FUND - INVESTOR A
ASTON & COMPANY
PO BOX 523
BELLEVILLE  IL  62222                       367917.61                 68.17%

MORGAN KEEGAN AND CO  FBO
CARL B TERRY  IRA
4150 W  116TH ST
ZIONSVILLE  IN  46077                        52088.255                 9.65%

LEADER SHORT TERM BOND - INVESTOR B

MORGAN KEEGAN AND CO  FBO
ROSE MARIE ROGERS  IRA
1945 OWENS LANE
CORYDON  IN  47112                           39757.264                34.49%

MORGAN KEEGAN AND CO  FBO
JAMES O MCCALL
708 BINFIELD RD
MARYVILLE  TN  37801                         10182.397                 8.83%

MORGAN KEEGAN AND CO  FBO
HAROLD D BARBER
P O BOX 819
COLLATERAL ACCT W PERRY
HOHENWALD  TN  38462                          9657.45                  8.38%

MORGAN KEEGAN AND CO  FBO
NANCY HUGHES SMITH
P O  BOX 102
PEKIN  IN  47165                              7317.829                 6.35%

                                                                 PERCENT OF THE
                                                                    CLASS TOTAL
                                                                 ASSETS HELD BY
FUND/CLASS                                NUMBER OF SHARES      THE SHAREHOLDER

NFSC FEBO    PFK-002364
NFS FMTC ROLLOVER IRA
PO BOX 549
LAKE CITY  TN  37769                          6433.486                 5.58%

MORGAN KEEGAN AND CO  FBO
EDMUND R GREEN
1205 GREEN RD
ELIZABETH  IN  47117                          6198.523                 5.38%


LEADER SHORT TERM BOND FUND -
 INSTITUTIONAL

UNION PLANTERS ISTCO
PO BOX 523
BELLVILLE  IL  62222-0523                  5472200.579                82.16%

STERLING TRUST COMPANY AS AGENT
UNION PLANTERS BANK AS TRUSTEE FBO
1380 LAWRENCE ST STE 1400
DENVER  CO  80204                          1091468.477                16.39%

LEADER TAX-EXEMPT BOND FUND - INVESTOR A

ASTON & COMPANY
PO BOX 523
BELLEVILLE  IL  62222                        92924.304                58.01%

MORGAN KEEGAN COMPANY  INC
FBO ORLANDO E PANFILE
2331 PEBBLE CREEK LANE
ALTON  IL  62002                              8997.394                 5.62%

                                                                 PERCENT OF THE
                                                                    CLASS TOTAL
                                                                 ASSETS HELD BY
FUND/CLASS                                NUMBER OF SHARES      THE SHAREHOLDER

LEADER TAX-EXEMPT BOND FUND - INVESTOR B

MORGAN KEEGAN AND CO  FBO
UM ROGERS
2836 VALLEY HOME ROAD
MORRISTOWN  TN  37813                        19273.993                15.60%

MORGAN KEEGAN AND CO  FBO
CARL E MOYERS
2947 FALCON ROAD
WHITE PINE  TN  37890                         9974.035                 8.07%

MORGAN KEEGAN AND CO  FBO
RUTH C HOLT
669 E HUNT RD
ALCOA  TN  37701                              8252.472                 6.68%

MORGAN KEEGAN AND CO  FBO
CHRISTINE O GILES
PO BOX 85
MADISONVILLE  TN  37354                       6259.597                 5.07%

LEADER TAX EXEMPT BOND FUND -
 INSTITUTIONAL

UNION PLANTERS ISTCO
PO BOX 523
BELLVILLE  IL  622220523                   1152825.633                97.35%

LEADER TAX EXEMPT MONEY MARKET FUND -
 INVESTOR A

MORGAN KEEGAN & CO INC
50 N FRONT ST MORGAN KEEGAN TOWER
ATTN DEBORAH MCDONALD
MEMPHIS  TN  38103                         2703986.24                 99.92%

                                                                 PERCENT OF THE
                                                                    CLASS TOTAL
                                                                 ASSETS HELD BY
FUND/CLASS                                  NUMBER OF SHARES    THE SHAREHOLDER

LEADER TAX-EXEMPT MONEY MARKET FUND -
 INSTITUTIONAL

ISTCO A PARTNERSHIP
PO BOX 523
BELLVILLE  IL  622220523                  16135871.16                 99.13%

LEADER TAX-EXEMPT MONEY MARKET FUND -
 SWEEP

UNION PLANTERS BANK
P O BOX 387
ATTN LINDA P DUNN
MEMPHIS  TN  38147                         1109271.02                100.00%

FINANCIAL STATEMENTS

PRO FORMA financial statements are not included since the Acquired Funds are being combined with the corresponding Acquiring Funds, which are newly created funds which do not have any assets or liabilities.

The following document is incorporated by reference into this SAI: Annual Report, dated October 31, 2004, of LEADER Mutual Funds, which includes audited financial statements of LEADER Mutual Funds as of August 31, 2004, filed with the Securities and Exchange Commission on November 5, 2004.


























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